                             THE VANTAGEPOINT FUNDS







                                 ANNUAL REPORT

                                 DECEMBER 31, 1999




                       [LOGO OF THE VANTAGEPOINT FUNDS]

TABLE OF CONTENTS

Letter from the President of the VANTAGEPOINT FUNDS ....................    1
Letter from the VANTAGEPOINT INVESTMENT ADVISERS .......................    2
Management's Discussion and Analysis ...................................    4


Vantagepoint Funds

  Statements of Assets and Liabilities .................................   36
  Statements of Operations .............................................   38
  Statements of Changes in Net Assets ..................................   40
  Financial Highlights .................................................   42
  Notes to the Financial Statements ....................................   45
  Schedules of Investments .............................................   55
  Report of Independent Accountants ....................................   93


Master Investment Portfolio

  Statements of Assets and Liabilities .................................   94
  Statements of Operations .............................................   95
  Statements of Changes in Net Assets ..................................   96
  Notes to the Financial Statements ....................................   97
  Schedules of Investments .............................................  102
  Independent Auditors' Report .........................................  168

GIRARD MILLER, CFA                                  777 North Capitol Street, NE
President                                              Washington, DC 20002-4240


LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Fellow Shareholder:

I am pleased to present to you the first year-end report of the Vantagepoint family of funds.

As we entered the new year, our Y2K-compliant systems were fully operational, and we have further improved our technology to serve you better in many ways.

As you know, the Vantagepoint Funds were registered in March 1999 to enable our investors to enjoy the many benefits of mutual fund ownership. Now, our fund prices and performance data appear daily in most major metropolitan newspapers, enabling you to monitor your investments more conveniently. Ticker symbols are also available to facilitate on-line tracking.

Several of the Vantagepoint funds had superb investment returns last year. While past performance is no guarantee of future returns, we are very gratified that in our first year of operation, the overall results were generally favorable. John Tobey, our Chief Investment Officer, offers comments about the investment environment in his accompanying letter. Discussion of individual fund results follows.

Many of our loyal, long-term investors have taken advantage of the opportunity to open a Vantagepoint IRA account this year. The convenience of this new facility has helped many public employees and their families increase their savings through the ICMA-RC system. As you begin working on your 1999 tax returns, don't forget to consider a Vantagepoint IRA contribution, or opening a new account.

We expect to begin offering several important new services that are linked to our Vantagepoint funds in the coming year. The IRS has just approved an exciting new retiree health savings program that we are introducing to selected employers in the first stage of a national rollout. Investments in this innovative new savings plan will be made directly into the Vantagepoint funds.

For our Vantagepoint IRA investors, we expect to add some additional fund options in the final quarter of the year 2000 to make your IRA even more flexible.

By mid-year, we expect to offer some significant new customer-friendly services and features, including an asset-allocation planning tool to help you customize your portfolio to meet your specific needs.

We are very proud of the results of our first year of operations in this new, registered mutual fund structure, and hope that you will appreciate the value of the Vantagepoint Funds.


Sincerely,


/s/ Girard Miller

Girard Miller


                         [LOGO OF VANTAGEPOINT FUNDS]

JOHN TOBEY                                          777 North Capitol Street, NE
Chief Investment Officer                               Washington, DC 20002-4240


LETTER FROM THE VANTAGEPOINT INVESTMENT ADVISERS

Dear Shareholders:

The U.S. equity market remained on its record-breaking course in 1999. The S&P 500 Index produced a double-digit return for the fifth consecutive year, gaining 21.0%. Smaller stocks performed even better than larger-cap issues, with the Wilshire 4500 Index of all stocks except those in the S&P 500 returning 35.0%.

International stocks regained momentum in the second half of the year. The MSCI Europe, Australia, and Far East (EAFE) Index of stocks in developed markets returned 27.3% for the year, outpacing the S&P 500 Index.

Four trends stood out in 1999:

1. Interest Rates Rose

   Interest rates rose sharply in 1999, making it the second-worst year ever for the bond market. The 30-year U.S. Treasury bond yield rose from 5.09% at the start of the year to 6.48% by December 31. Major bond indexes had negative returns, as did most bond funds, including the Vantagepoint U.S. Treasury Securities and Core Bond Index Funds. Rising rates contributed to stock underperformance as well. Stocks with higher sensitivity to changes in interest rates, such as utilities and financials, suffered.

2. The Stock Market Had Roller Coaster Returns

   The stock market's 1999 course was not steady. In fact, the stock market indexes, themselves, changed places with one another quarter by quarter. The following table shows this volatility:

                                    First Quarter    Second Quarter     Third Quarter    Fourth Quarter      Year
S&P 500 Index                            5.0%              7.0%              (6.2)%           14.9%          21.0%
Dow Jones Industrial Average             7.0%             12.5%              (5.4)%           11.6%          27.2%
NASDAQ Composite                        12.3%              9.2%               2.3%            48.3%          86.1%
Wilshire 4500 Index                     (0.2)%            11.5%              (6.2)%           29.2%          35.0%
(small and mid sized companies)

3. Technology Stocks Led

   The technology sector was the clear driver of stock market returns as investors sought growth at any price. The technology sector in the S&P 500 Index was up 75.1%. Funds with large allocations to high-growth technology stocks performed best in this environment. The most technology-oriented Vantagepoint portfolio, the Aggressive Opportunities Fund, gained 58.1% in 1999. The Vantagepoint Growth Fund, which seeks growing companies of all sizes, returned 35.8%.

   Advances were narrow outside the tech sector, however, with several sectors and more than half of all stocks in the S&P 500 Index posting negative returns for the year. The performance gap between growth stocks and value stocks


                  [LOGO OF VANTAGEPOINT INVESTMENT ADVISERS] widened over the year. Dividend-paying stocks were ignored by investors and lagged fast-growing issues. The Vantagepoint Equity Income Fund is a good example of a soundly managed fund that was left behind in 1999.

4. International Stocks Were Up, Led by Japan

   International investors benefited in 1999 as most stock markets produced gains, and the MSCI EAFE Index was up 27.3%. The Pacific region led the gains, up 58.0%. Europe's return was 16.2%. Of the developed countries, Japan had the best return, up 63.1% for the year. Unlike the U.S. indexes shown above, the international markets had less volatility, producing gains in every quarter.

Vantagepoint Fund Performance

All Vantagepoint Funds except the Money Market Fund were operating and have performance history prior to SEC registration in early 1999. Prior to registration, the Funds existed as unregistered commingled funds. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in these funds. The returns listed below cover both the period from registration through December 31, 1999 and the full year:

                                                               Fund Return
Vantagepoint Actively Managed Funds                 3/1/99-12/31/99       1999
Vantagepoint Money Market Fund                            4.0%              -
Vantagepoint U.S.Treasury Securities Fund                (0.7)%           (2.7)%
Vantagepoint Asset Allocation Fund                        8.6%             8.2%
Vantagepoint Equity Income Fund                          (4.6)%           (8.5)%
Vantagepoint Growth & Income Fund                        23.5%            26.0%
Vantagepoint Growth Fund                                 40.0%            35.8%
Vantagepoint Aggressive Opportunities Fund               63.4%            58.1%
Vantagepoint International Fund                          42.6%            39.0%


Vantagepoint Index Funds, Class I Shares            3/1/99-12/31/99       1999
Vantagepoint Core Bond Index Fund                        (1.1)%           (2.9)%
Vantagepoint 500 Stock Index Fund                        19.5%            20.5%
Vantagepoint Broad Market Index Fund                     24.1%            23.4%
Vantagepoint Mid/Small Company Index Fund                40.9%            33.1%
Vantagepoint Overseas Equity Index Fund                  30.0%            26.2%


Vantagepoint Index Funds, Class II Shares           4/5/99-12/31/99       1999
Vantagepoint Core Bond Index Fund                        (1.2)%           (2.8)%
Vantagepoint 500 Stock Index Fund                        14.4%            20.7%
Vantagepoint Broad Market Index Fund                     19.0%            23.8%
Vantagepoint Mid/Small Company Index Fund                35.6%            33.4%
Vantagepoint Overseas Equity Index Fund                  24.6%            26.5%

Longer-term performance is referenced in each Fund analysis.

Sincerely,


/s/ John S. Tobey

John S. Tobey

Money Market Fund

The Vantagepoint Money Market Fund returned 4.0% from inception on March 1, 1999 through December 31, 1999. The Fund tracked its benchmark, the IBC All Taxable First Tier Institutional Only Average, which reported a total return of 4.2% for the same period.

The Fund's objective is current income, consistent with preservation of capital. It is an appropriate investment for participants who prefer a low-risk investment option. The Fund invests 100 percent of assets in the AIM Short-Term Investments Company Liquid Assets Portfolio, a registered money market fund managed by AIM Advisors, Inc. that invests in high-quality commercial paper and short-term fixed-income securities.

Money market yields were steady in the first half of the year, but rose when the Federal Open Market Committee increased the fed funds rate in June, August and November 1999. AIM positioned the portfolio for rising interest rates by transitioning to securities with shorter maturites. Portfolio average maturity decreased from 33 days throughout most of the year to 22 days by year-end. To accomplish this shortening, the short-term security component, which includes repurchase agreements and time deposits, was increased from 22 percent to 44 percent of the portfolio. Exposure to longer-term securities, such as commercial paper and master notes, was decreased from 78 percent to 56 percent.

Throughout the year, credit quality remained consistently high, with all securities rated A-1+ or A-1. The Liquid Assets Portfolio is rated Aaa by Moody's Investors Service and AAAm, (the "m"denotes that it is a money market fund) by Standard and Poor's. These are the highest possible ratings for money market funds.

--------------------------------------------------------------------------------
   AIM Short-Term Investments Company Liquid Assets Portfolio
--------------------------------------------------------------------------------

   Founded in:             1976
   Investment Style:       Short-term cash management
   Investment Approach:    Generation of income consistent with liquidity and
                           preservation of principal

--------------------------------------------------------------------------------
   Vantagepoint Money Market Fund vs. IBC Rated All Taxable First Tier Institutional Only Average
   Growth of $10,000 Since March 1, 1999
--------------------------------------------------------------------------------

                                    [GRAPH]


                       Vantagepoint Money        IBC Rated All Taxable First
                          Market Fund          Tier Institutional Only Average
      Mar 1, 1999         $ 10,000.00                   $      10,000
     Mar 31, 1999           10,037.50                    10,039.74795
     Apr 30, 1999           10,075.40                    10,078.11904
     May 31, 1999           10,110.60                    10,117.66392
     Jun 30, 1999           10,148.00                    10,156.16648
     Jul 31, 1999           10,187.80                    10,197.39773
     Aug 31, 1999           10,228.20                    10,239.66246
     Sep 30, 1999           10,268.90                    10,281.99575
     Oct 31, 1999           10,311.80                    10,326.79426
     Nov 30, 1999           10,354.80                    10,371.52484
     Dec 31, 1999         $ 10,401.00                   $   10,420.00


--------------------------------------------------------------------------------
   Vantagepoint Money Market Fund
   Total Return for the period ended December 31, 1999
--------------------------------------------------------------------------------

   Since Inception                4.0%

   Fund Inception Date            March 1, 1999

   Past performance does not guarantee future results. Investment return will fluctuate. While the Fund seeks to maintain a net asset value of $1 per share, there is no guarantee that this objective will be achieved. All returns reflect reinvested dividends.

   The benchmark shown above measures the performance of a group of money market funds.

Vantagepoint U.S. Treasury Securities Fund

The U.S. Treasury Securities Fund returned -0.7% from March 1, 1999 through December 31, 1999, lagging its benchmark, the Merrill Lynch 5-7 Year Treasury Index, which returned -0.1%.

The Fund seeks long-term return from both current income and capital appreciation. It invests primarily in U.S. Treasury securities, and may invest up to 35 percent of assets in U.S. government agency mortgage-backed securities. As a result of investing only in Treasury and agency securities, the Fund has very low credit risk. Seix Investment Advisors is the Fund's subadviser.

Although inflation for 1999 by traditional measures was low, fears of future inflation ran high. Concern was driven by a strong U.S. economy, diminishing productivity gains and low unemployment, which caused the Fed to raise the fed funds rate three times during the year. These increases caused bond yields to rise and prices to fall. (Bond prices move inversely with interest rates. When yields rise, bond prices fall and vice versa.)

Rising interest rates caused mortgage-backed securities to outperform
U.S. Treasury securities. Higher new mortgage rates decreased the incidence of homeowner refinancings, causing mortgage-backed securities to experience lower levels of prepayments. The decrease in prepayments, which increases the overall life of mortgage-backed securities and the certainty of the coupon payments, coupled with a typically higher yield than that obtained from conventional coupon bonds, caused mortgages to outperform U.S. Treasury securities.

In this environment, the Fund's allocation to mortgage-backed securities was helpful. The subadviser maintained an average allocation to mortgages of 30 percent of assets, close to the maximum allowable allocation. The Fund ended the year with a 70 percent allocation to Treasury bonds, a 27 percent allocation to mortgage-backed securities, and 3 percent in cash equivalents.


--------------------------------------------------------------------------------
   Seix Investment Advisors
--------------------------------------------------------------------------------

   Founded:                1992
   Investment Style:       Duration neutral management of U.S. Government
                           securities
   Investment Approach:    Selects among U.S. Treasury securities and U.S.
                           Government Agency securities.
                           Mortgage-backed securities comprise up to 35 percent of Fund assets

--------------------------------------------------------------------------------
   Vantagepoint U.S. Treasury Securities Fund vs. Merrill Lynch 5-7 Year Treasury Index
   Growth of $10, 000 Invested March 1, 1999
--------------------------------------------------------------------------------

                                    [GRAPH]


                   Vantagepoint U.S.        Merrill Lynch 5-7
               Treasury Securities Fund    Year Treasury Index

 Mar 1, 1999          10,000.00                   10,000
Mar 31, 1999          10,071.85                   10,077
Apr 30, 1999          10,094.26                10,115.29
May 31, 1999           9,952.79                9,971.655
Jun 30, 1999           9,928.84                9,971.655
Jul 31, 1999           9,882.36                9,959.689
Aug 31, 1999           9,876.93                9,962.677
Sep 30, 1999           9,993.14                 10,064.3
Oct 31, 1999          10,006.57                10,067.32
Nov 30, 1999           9,990.84                10,060.27
Dec 31, 1999           9,934.00                 9,989.00


The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.

--------------------------------------------------------------------------------
   Vantagepoint U.S. Treasury Securities Fund vs. Merrill Lynch 5-7 Year
   Treasury
   Growth of $10, 000 Invested July 1, 1992
--------------------------------------------------------------------------------

                                     [GRAPH]

                            Vantagepoint U.S.           Merrill Lynch 5-7
                         Treasury Securities Fund      Year Treasury Index

    Jun-92   Jul-92            $ 10,000.00                        10,000
    Jul-92                       10,328.46                        10,260
    Aug-92                       10,456.84                     10,403.64
    Sep-92                       10,609.53                  10,599.22843
    Oct-92                       10,343.38                  10,410.56217
    Nov-92                       10,275.29                   10,324.1545
    Dec-92   Dec-92              10,464.96                  10,487.27614
    Jan-93                       10,741.14                  10,776.72496
    Feb-93                       10,963.57                  11,021.35662
    Mar-93                       11,003.08                  11,069.85059
    Apr-93                       11,129.16                  11,167.26527
    May-93                       11,093.40                  11,149.39765
    Jun-93                       11,338.62                    11,383.535
    Jul-93                       11,347.70                   11,400.6103
    Aug-93                       11,598.75                  11,651.42373
    Sep-93                       11,653.40                  11,720.16713
    Oct-93                       11,661.44                  11,729.54326
    Nov-93                       11,536.05                  11,620.45851
    Dec-93   Dec-93              11,578.68                  11,666.94034
    Jan-94                       11,731.05                  11,830.27751
    Feb-94                       11,455.64                  11,564.09627
    Mar-94                       11,178.64                  11,301.59128
    Apr-94                       11,060.79                  11,201.00712
    May-94                       11,054.68                  11,212.20812
    Jun-94                       11,014.99                  11,189.78371
    Jul-94                       11,187.95                   11,376.6531
    Aug-94                       11,204.28                  11,407.37006
    Sep-94                       11,030.14                   11,245.3854
    Oct-94                       10,990.36                  11,224.01917
    Nov-94                       10,905.68                  11,167.89908
    Dec-94   Dec-94              10,955.56                  11,229.32252
    Jan-95                       11,140.18                  11,443.80258
    Feb-95                       11,414.81                  11,736.76393
    Mar-95                       11,464.98                  11,795.44775
    Apr-95                       11,627.60                  11,973.55901
    May-95                       12,093.98                  12,470.46171
    Jun-95                       12,167.03                  12,573.96654
    Jul-95                       12,116.32                  12,532.47245
    Aug-95                       12,257.00                  12,676.59588
    Sep-95                       12,386.54                  12,788.14993
    Oct-95                       12,550.01                  12,977.41455
    Nov-95                       12,747.45                  13,196.73285
    Dec-95   Dec-95              12,933.79                  13,368.29038
    Jan-96                       13,041.29                  13,499.29962
    Feb-96                       12,753.70                  13,230.66356
    Mar-96                       12,623.99                  13,089.09546
    Apr-96                       12,516.76                  12,988.30943
    May-96                       12,465.96                  12,936.35619
    Jun-96                       12,596.11                  13,113.58427
    Jul-96                       12,624.51                    13,134.566
    Aug-96                       12,607.66                  13,091.22194
    Sep-96                       12,806.00                  13,332.10042
    Oct-96                       13,083.86                  13,644.07157
    Nov-96                       13,327.95                   13,897.8513
    Dec-96   Dec-96              13,152.57                  13,718.56902
    Jan-97                       13,181.30                  13,748.74987
    Feb-97                       13,175.98                  13,740.50062
    Mar-97                       13,034.36                  13,575.61461
    Apr-97                       13,222.16                  13,786.03664
    May-97                       13,330.54                  13,907.35376
    Jun-97                       13,473.14                  14,060.33465
    Jul-97                       13,832.07                  14,468.08436
    Aug-97                       13,701.80                  14,310.38224
    Sep-97                       13,901.70                  14,536.48628
    Oct-97                       14,124.58                  14,786.51384
    Nov-97                       14,153.85                  14,814.60822
    Dec-97   Dec-97              14,297.20                  14,980.53183
    Jan-98                       14,520.55                  15,253.17751
    Feb-98                       14,481.54                   15,192.1648
    Mar-98                       14,511.02                  15,224.06835
    Apr-98                       14,574.80                  15,286.48703
    May-98                       14,695.80                  15,424.06541
    Jun-98                       14,805.46                  15,561.33959
    Jul-98                       14,846.57                  15,609.57974
    Aug-98                       15,219.68                  16,057.57468
    Sep-98                       15,730.54                  16,616.37828
    Oct-98                       15,680.46                  16,614.71664
    Nov-98                       15,618.88                   16,500.0751
    Dec-98   Dec-98              15,683.37                  16,561.12538
    Jan-99                       15,747.92                  16,653.86768
    Feb-99                       15,364.89                  16,189.22477
    Mar-99                       15,475.28                   16,313.8818
    Apr-99                       15,509.71                  16,375.87455
    May-99                       15,292.35                  16,143.33713
    Jun-99                       15,255.55                  16,143.33713
    Jul-99                       15,184.13                  16,123.96513
    Aug-99                       15,175.79                  16,128.80232
    Sep-99                       15,354.35                   16,293.3161
    Oct-99                       15,374.98                   16,298.2041
    Nov-99                       15,350.81                  16,286.79535
    Dec-99   Dec-99            $ 15,263.00                     16,171.00

--------------------------------------------------------------------------------
   Vantagepoint U.S. Treasury Securities Fund
   Average Annual Total Return for the periods ended December 31, 1999
--------------------------------------------------------------------------------

   One Year                         -2.7%
   Three Years                       5.1%
   Five Years                        6.9%
   Since Inception                   5.8%

   Fund Inception Date              July 1, 1992
   Fund Registration Date           March 1, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index.

Asset Allocation Fund

The Vantagepoint Asset Allocation Fund's return since registration of 8.6% reflects the interplay of strong, but volatile, stock markets and falling bond prices. The Fund underperformed the Lipper Flexible Portfolio Fund Index, a group of similarly managed mutual funds that returned 10.8% for the same time period. Its unmanaged composite benchmark--65 percent S&P 500 Index, 25 percent Lehman Long-Term Treasury Index, and 10 percent 91-day Treasury bill--returned 11.8% from March 1, 1999 through year end.

The Asset Allocation Fund is designed to participate in stock market performance, but at a lower level of volatility than an all-stock portfolio. In particular, it seeks to provide protection during stock market downturns. The Fund's allocating subadvisers, AVATAR Associates and Mellon Capital
Management, tactically allocate assets among stocks, bonds, and cash. They vary the exposures guided by changes in return expectations and observable changes in financial markets. Wilshire Associates manages the stock allocations of AVATAR and Mellon in an indexed portfolio replicating the S&P 500 Index. Payden & Rygel manages the cash allocations of AVATAR and Mellon, as well as cash underlying futures positions.

1999 was a year of contradictions in the financial markets. The S&P 500 Index turned in a fifth consecutive year of double-digit returns, but it was the second-worst year in the history of the bond market. The S&P 500 Index returned 21.0% while the Lehman Long-Term Treasury Index returned -8.7% for the year. Cash, the least risky asset class, returned 4.9% as measured by the 91-day
U.S. Treasury bill.

The Fund began the year with an allocation of 61 percent stocks/20 percent bonds/19 percent cash. Fueled by a strong stock market, the stock allocation of the Fund rose to 66 percent by April. From that point the Fund's subadvisers began reducing stock exposure until it hit a low of 44 percent in November. The reduced exposure to the stock market in the third quarter benefited the Fund as the S&P 500 Index declined 6.2%. However, the stock market posted remarkable gains in the fourth quarter, and the Fund did not participate fully as the stock exposure remained below its unmanaged benchmark of 65 percent. At year-end, the Fund's allocation was 51/29/20.


--------------------------------------------------------------------------------
   AVATAR Associates
--------------------------------------------------------------------------------

   Founded:                1970
   Investment Style:       Tactical asset allocation
   Investment Approach:    Active allocation between stocks and cash based on
                           model that uses observed changes in the economy, liquidity and investor sentiment


--------------------------------------------------------------------------------
   Mellon Capital Management
--------------------------------------------------------------------------------

   Founded:                1983
   Investment Style:       Tactical asset allocation
   Investment Approach:    Active allocation among stocks, bonds and cash based
                           on model that uses observed changes in expected returns


--------------------------------------------------------------------------------
   Payden & Rygel Investment Counsel (Manages Fund's cash component)
--------------------------------------------------------------------------------

   Founded:                1983
   Investment Style:       Short-term cash management
   Investment Approach:    Generation of current income consistent with
                           liquidity and preservation of principal

--------------------------------------------------------------------------------
   Wilshire Asset Management (Manages Fund's stock component)
--------------------------------------------------------------------------------

   Founded:                        1983
   Investment Style:               Index
   Investment Approach:            S&P 500 Index replication


--------------------------------------------------------------------------------
   Vantagepoint Asset Allocation Fund vs. Blended Benchmark and Lipper Flexible Portfolio Fund Index Growth of $10,000 Invested March 1, 1999
--------------------------------------------------------------------------------


                                    [GRAPH]


                                     Blended Benchmark:
                                      65% S&P 500/25%
               Vantagepoint Asset   Lehman Long Term/10%      Lipper Flexible
                Allocation Fund        91-Day T-bill       Portfolio Fund Index


 Mar 1, 1999           10,000                10,000                 10,000
Mar 31, 1999           10,230                10,258                 10,249
Apr 30, 1999       10,479.612           10,523.6822              10,550.32
May 31, 1999     10,299.36267          10,324.78461              10,365.69
Jun 30, 1999      10,589.8047          10,673.76233              10,667.33
Jul 31, 1999     10,380.12657          10,448.54594              10,478.52
Aug 31, 1999      10,350.0242          10,408.84147              10,383.17
Sep 30, 1999     10,240.31394          10,247.50442              10,269.99
Oct 31, 1999     10,530.11483          10,674.82536              10,540.09
Nov 30, 1999      10,610.1437          10,801.85578              10,654.98
Dec 31, 1999        10,861.00             11,180.00                 11,081


Source for Benchmark Returns: Ibbotson Associates

The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.



--------------------------------------------------------------------------------
   Vantagepoint Asset Allocation Fund vs. Blended Benchmark and Lipper Flexible Portfolio Fund Index Growth of $10,000 Invested January 1, 1990
--------------------------------------------------------------------------------

                                    [GRAPH]


                                    Blended Benchmark: 65%
                                      S&P 500/25% Lehman     Lipper Flexible
                 Vantagepoint Asset      Long Term/10%        Portfolio Fund
                  Allocation Fund        91-Day T-bill            Index

Dec-89   Jan-90     $ 10,000.0                 10,000               10,000
Jan-90              $  9,426.8                  9,480                9,644
Feb-90              $  9,529.4              9,557.736            9,725.974
Mar-90              $  9,718.9           97,17.350191         98,31.987117
Apr-90              $  9,544.4           95,09.398897         96,31.414579
May-90              $ 10,215.1           10,228.30945         10,132.24814
Jun-90              $ 10,219.2           10,247.74324         10,168.72423
Jul-90              $ 10,168.7           10,256.96621         10,179.90983
Aug-90              $  9,568.6           95,53.338329         96,70.914336
Sep-90              $  9,340.8           92,81.068186         94,60.088404
Oct-90              $  9,434.5           93,18.192459         94,53.466342
Nov-90              $  9,809.4            9,811.12484         98,60.910741
Dec-90   Dec-90     $ 10,007.2           10,040.70516         10,093.62823
Jan-91              $ 10,358.0           10,365.01994         10,458.00821
Feb-91              $ 10,948.7            10,863.5774          10,955.8094
Mar-91              $ 11,183.7           11,048.25821         11,165.06536
Apr-91              $ 11,206.8           11,109.02363         11,208.60912
May-91              $ 11,527.6            1,1421.1872         11,535.90051
Jun-91              $ 11,123.8           11,065.98828         11,175.98041
Jul-91              $ 11,485.4           11,448.87147         11,538.08218
Aug-91              $ 11,785.5           11,728.22393         11,842.68754
Sep-91              $ 11,756.9           11,701.24902         11,872.29426
Oct-91              $ 11,857.5           11,814.75113         12,062.25097
Nov-91              $ 11,522.7           11,525.28973         11,802.91258
Dec-91   Dec-91     $ 12,595.4           12,557.95569         12,816.78277
Jan-92              $ 12,343.4           12,311.81976         12,747.57214
Feb-92              $ 12,457.7           12,436.16914         12,887.79543
Mar-92              $ 12,234.2           12,248.38298         12,613.28539
Apr-92              $ 12,425.5           12,481.10226         12,641.03462
May-92              $ 12,536.3           12,615.89817         12,795.25524
Jun-92              $ 12,468.6           12,546.51073         12,662.18459
Jul-92              $ 12,946.4           13,009.47697          1,3040.7839
Aug-92              $ 12,771.2           12,865.07178          1,2914.2883
Sep-92              $ 12,932.7           13,015.59312          1,3066.6769
Oct-92              $ 12,838.6           12,980.45102         13,067.98357
Nov-92              $ 13,144.8           13,281.59748         13,355.47921
Dec-92   Dec-92     $ 13,356.5            1,3488.7904         13,543.79147
Jan-93              $ 13,551.9           13,652.00476         13,771.32716
Feb-93              $ 13,807.8           13,888.18445         13,804.37835
Mar-93              $ 14,030.8           14,095.11839         14,094.27029
Apr-93              $ 13,692.3           13,900.60576         13,950.50874
May-93              $ 13,935.7           14,159.15703         14,233.70406
Jun-93              $ 14,093.9           14,341.81015         14,343.30358
Jul-93              $ 14,112.1           14,359.02033         14,397.80814
Aug-93              $ 14,617.5           14,863.02194         14,887.33361
Sep-93              $ 14,509.0           14,808.02876         14,942.41675
Oct-93              $ 14,752.5            1,5034.5916         15,159.08179
Nov-93              $ 14,585.1           14,849.66612         14,949.88646
Dec-93   Dec-93     $ 14,717.6           14,983.31312         15,269.81403
Jan-94              $ 15,138.8           15,402.84588         15,686.67996
Feb-94              $ 14,717.8           14,977.72734         15,343.14167
Mar-94              $ 14,277.4           14,393.59597         14,727.88168
Apr-94              $ 14,283.9           14,477.07883         14,785.32042
May-94              $ 14,361.9           14,611.71566         14,837.06905
Jun-94              $ 14,139.8           14,347.24361          1,4525.4906
Jul-94              $ 14,432.2           14,781.96509         14,871.19727
Aug-94              $ 14,696.3           15,151.51422         15,293.53927
Sep-94              $ 14,416.8           14,799.99909         15,027.43169
Oct-94              $ 14,523.7           15,013.11907          1,5135.6292
Nov-94              $ 14,344.1           14,682.83045          1,4772.3741
Dec-94   Dec-94     $ 14,465.3           14,885.45351         14,862.48558
Jan-95              $ 14,744.4           15,239.72731         14,979.89922
Feb-95              $ 15,152.7           15,739.59036         15,415.81428
Mar-95              $ 15,417.9           16,084.28739         15,741.08796
Apr-95              $ 15,740.8           16,467.09343         16,037.02042
May-95              $ 16,380.0           17,213.05276         16,546.99767
Jun-95              $ 16,674.9           17,533.21555         16,886.21112
Jul-95              $ 17,070.6           17,850.56675         17,325.25261
Aug-95              $ 17,193.5           17,989.80117         17,472.51726
Sep-95              $ 17,719.3           18,572.67073         17,792.26432
Oct-95              $ 17,770.6           18,669.24861         17,660.60157
Nov-95              $ 18,412.4           19,328.27309         18,176.29113
Dec-95   Dec-95     $ 18,694.6           19,699.37593         18,368.95982
Jan-96              $ 19,265.3            2,0148.5217         18,725.31764
Feb-96              $ 19,274.1           20,039.71969         18,822.68929
Mar-96              $ 19,369.5           20,073.78721         18,956.33038
Apr-96              $ 19,465.0           20,158.09712         19,240.67534
May-96              $ 19,762.7           20,478.61086         19,485.03192
Jun-96              $ 19,901.8           20,650.63119         19,455.80437
Jul-96              $ 19,347.3           20,064.15327         18,850.72885
Aug-96              $ 19,544.1           20,286.86537         19,176.84646
Sep-96              $ 20,348.7           21,177.45876         19,903.64894
Oct-96              $ 20,879.1           21,772.54535         20,263.90499
Nov-96              $ 22,061.4           23,037.53023         21,244.67799
Dec-96   Dec-96     $ 21,637.0           22,613.63968          2,0959.9993
Jan-97              $ 22,588.9           23,497.83299         21,565.74328
Feb-97              $ 22,700.8           23,631.77064         21,535.55124
Mar-97              $ 21,956.9            2,2851.9222          2,0885.1776
Apr-97              $ 22,808.7           23,887.11428         21,432.36925
May-97              $ 23,719.3           24,904.70535         22,343.24494
Jun-97              $ 24,529.0           25,746.48439         23,000.13634
Jul-97              $ 26,211.4           27,466.34955         24,295.04402
Aug-97              $ 25,031.3           26,299.02969         23,532.17964
Sep-97              $ 26,104.5           27,424.62816         24,529.94405
Oct-97              $ 25,752.7           27,081.82031         24,014.81523
Nov-97              $ 26,652.5           27,991.76947         24,449.48338
Dec-97   Dec-97     $ 27,116.2           28,428.44108         24,786.88626
Jan-98              $ 27,507.5           28,795.16797         24,933.12888
Feb-98              $ 28,977.8           30,099.58908         26,142.38564
Mar-98              $ 30,084.9           31,135.01494         27,023.38403
Apr-98              $ 30,361.3           31,387.20856         27,193.63135
May-98              $ 30,141.7           31,195.74659         26,921.69504
Jun-98              $ 31,119.3           32,212.72793         27,441.28375
Jul-98              $ 30,870.6           31,971.13247          2,7155.8944
Aug-98              $ 28,166.0           29,346.30249         24,489.18557
Sep-98              $ 29,480.5           30,866.44096         25,463.85516
Oct-98              $ 30,840.0            3,2388.1565         26,670.84189
Nov-98              $ 32,039.7           33,738.74263         27,767.01349
Dec-98   Dec-98     $ 33,196.6           35,010.69322         28,880.47073
Jan-99              $ 34,090.8           36,054.01188         29,437.86382
Feb-99              $ 33,080.5            3,4893.0727         28,625.37878
Mar-99              $ 33,841.4           35,793.31397         29,338.15071
Apr-99              $ 34,668.4           36,720.36081         30,200.69234
May-99              $ 34,072.9           36,026.34599         29,672.18022
Jun-99              $ 35,032.3           37,244.03648         30,535.64067
Jul-99              $ 34,337.6           36,458.18731         29,995.15983
Aug-99              $ 34,238.3            3,6319.6462         29,722.20387
Sep-99              $ 33,874.4           35,756.69168         29,398.23185
Oct-99              $ 34,833.8           37,247.74573         30,171.40535
Nov-99              $ 35,098.4            3,7690.9939         30,500.27367
Dec-99   Dec-99     $ 35,928.0              39,010.00            31,720.00


Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------
   Vantagepoint Asset Allocation Fund
   Average Annual Total Return for the periods ended December 31, 1999
--------------------------------------------------------------------------------

   One Year                         8.2%
   Three Years                     18.4%
   Five Years                      20.0%
   Ten Years                       13.6%

   Fund Inception Date             December 1, 1974
   Fund Registration Date          March 1, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives.

Equity Income Fund

The Vantagepoint Equity Income Fund returned -4.6% from March 1, 1999 through December 31, 1999. The S&P/BARRA Value Index returned 12.9%, and the Lipper Equity Income Fund Index returned 6.3% over the same time period.

The Fund seeks long-term, stable growth of capital by investing primarily in dividend-paying common stocks of well-established companies. Three subadvisers manage the Fund: Barrow, Hanley, Mewhinney & Strauss; T.Rowe Price Associates and Wellington Management Company. Each manager employs a unique investment strategy to achieve the Fund's objective.

Value-oriented stocks, particularly those paying higher-than-average dividends, were out of favor for most of 1999. While the S&P 500 Index had another strong performance year, it was driven by only a handful of high-growth technology companies. Investors ignored nearly all others, showing little regard for investment fundamentals and scant patience for any negative news or earnings shortfalls. Consequently, since the Fund's subadvisers focus on solid fundamentals and dividends, many stocks in the portfolio were not strong performers.

Despite this poor environment for equity income investors, the Fund's subadvisers maintained investment discipline and resisted chasing stocks that did not match their styles in pursuit of returns. Fund guidelines call for the subadvisers to favor dividend-paying stocks, and the Fund's yield was consistently higher than that of the S&P 500 Index (2.8% vs. 1.8% at year-end). This discipline was not rewarded as dividend-paying value stocks underperformed all others.

The Equity Income Fund underwent a subadviser change in July 1999 to strengthen Fund diversification. Barrow, Hanley, Mewhinney & Strauss; T.Rowe Price Associates and Wellington Management Company were added, each to manage one third of the Fund. They replaced Crawford Investment Counsel and Newell Associates. The new subadvisers were approved by shareholders at a Special Meeting held on July 28, 1999. 96.8 percent of shareholders voted in favor of the change and .01 percent voted against the change. The new team is well positioned to meet the Fund's investment objective of equity income through several complementary styles.

Barrow Hanley has a contrarian style. They seek distressed or "out of favor"companies that exhibit traditional value characteristics (for example, low price/earnings ratio, low price/book ratio and high dividend yield) and that they believe have high or improving prospects for profitability. Quantitative screens are combined with fundamental company research to select stocks that meet Barrow Hanley's criteria for value. A risk-controlled process is then used to construct and maintain a concentrated portfolio of distressed and overlooked companies that they believe represent the best potential for price appreciation.

T.Rowe Price has a high dividend yield style. They seek companies whose stocks exhibit dividend yields above their historical norms relative to the S&P 500 Index as well as attractive value characteristics. Once companies have met these valuation measures, the portfolio management team uses T.Rowe's research analysts and their own fundamental company evaluations to identify those companies that they believe are most attractive. They control risk by using limits at both the company and sector level to construct a well-diversified portfolio.

Wellington has a core value style. They seek companies whose stocks demonstrate the potential for capital appreciation as a result of an internal or external change. These stocks must also have dividend yields of at least 70% of that of the S&P 500 Index and exhibit classic value characteristics. Quantitative screens identify companies meeting their basic requirements. Then, proprietary fundamental company analysis is used to select the stocks focusing on what Wellington believes are the company's future prospects and potential for capital appreciation. These stocks are then used to construct a portfolio that is diversified by stock and by industry.

As with all trends, investor neglect of value stocks will eventually end. When strong company fundamentals and attractive dividend yields return to favor, the Equity Income Fund's investments in solid companies should benefit.

--------------------------------------------------------------------------------
   Barrow, Hanley, Mewhinney & Strauss, Inc.
--------------------------------------------------------------------------------

   Founded:                        1979
   Investment Style:               Contrarian value/distressed or "out of favor" companies
   Investment Approach:            Bottom-up fundamental research
                                   Moderately concentrated--fewer than 50 holdings
                                   Low turnover--less than 50 percent per year

--------------------------------------------------------------------------------
   T.Rowe Price Associates, Inc.
--------------------------------------------------------------------------------

   Founded:                        1937
   Investment Style:               High dividend yield value
   Investment Approach:            Bottom-up fundamental research
                                   Diversified--between 80 and 100 holdings
                                   Low turnover--less than 50 percent per year

--------------------------------------------------------------------------------
   Wellington Management Company, LLP
--------------------------------------------------------------------------------

   Founded:                        1928
   Investment Style:               Core value
   Investment Approach:            Bottom-up fundamental research
                                   Moderately concentrated--50 to 60 holdings
                                   Moderate to high turnover--50 percent to 100 percent per year

--------------------------------------------------------------------------------
   Vantagepoint Equity Income Fund vs. S&P/BARRA Value Index and Lipper Flexible Portfolio Fund Index
   Growth of $10,000 Invested March 1, 1999
--------------------------------------------------------------------------------


                                    [GRAPH]


                                       Since Registration

              Vantagepoint Equity         S&P/BARRA         Lipper Equity Income
                  Income Fund            Value Index              Fund Index

 Mar 1, 1999        10,000               $ 10,000.00             $10,000.00
Mar 31, 1999        10,110                    10,303                 10,211
Apr 30, 1999        10,730               11,191.1186             10,935.981
May 31, 1999        10,670               10,993.0358            10,782.8773
Jun 30, 1999        10,960              11,415.16838            11,122.5379
Jul 31, 1999        10,680              11,063.58119            10,841.1377
Aug 31, 1999        10,260              10,783.67259            10,588.5392
Sep 30, 1999         9,820              10,362.03099            10,213.7049
Oct 31, 1999        10,070              10,946.44954            10,557.9068
Nov 30, 1999         9,830              10,881.86548            10,498.7825
Dec 31, 1999         9,540                 11,291.00                 10,629



Source for Benchmark Returns: Ibbotson Associates

The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.



--------------------------------------------------------------------------------
   Vantagepoint Equity Income Fund vs. S&P/BARRA Value Index and Lipper Flexible Portfolio Fund Index
   Growth of $10,000 Invested April 1, 1994
--------------------------------------------------------------------------------


                                     [GRAPH]


                  Vantagepoint
                     Equity        S&P/BARRA        Lipper Equity
                  Income Fund     Value Index     Income Fund Index


Mar-94  Apr-94         10,000     $ 10,000.00         $10,000.00          10,000
Apr-94           10,154.58333     $ 10,211.00         $10,131.00       10,154.58
May-94           10,199.25561     $ 10,379.48         $10,246.49       10,199.26
Jun-94           10,063.80311     $ 10,091.97         $10,095.87        10,063.8
Jul-94           10,298.73155     $ 10,433.08         $10,380.57       10,298.73
Aug-94           10,664.10782     $ 10,728.33         $10,726.25       10,664.11
Sep-94           10,468.54241     $ 10,350.70         $10,523.52       10,468.54
Oct-94           10,543.53186     $ 10,576.34         $10,580.35       10,543.53
Nov-94           10,277.50288     $ 10,148.00         $10,184.64        10,277.5
Dec-94  Dec-94   10,352.46979     $ 10,272.82         $10,263.06       10,352.47
Jan-95           10,758.86234     $ 10,551.21         $10,446.77       10,758.86
Feb-95             11,095.299     $ 10,960.60         $10,783.16        11,095.3
Mar-95           11,261.18574     $ 11,263.11         $11,037.64       11,261.19
Apr-95           11,517.71288     $ 11,633.67         $11,302.55       11,517.71
May-95           11,935.41649     $ 12,151.37         $11,649.53       11,935.42
Jun-95           11,981.14123     $ 12,243.72         $11,804.47       11,981.14
Jul-95           12,187.99627     $ 12,664.90         $12,127.91          12,188
Aug-95           12,415.18239     $ 12,772.55         $12,277.09       12,415.18
Sep-95           12,975.12193     $ 13,217.04         $12,658.91       12,975.12
Oct-95           12,981.06886     $ 13,010.85         $12,479.15       12,981.07
Nov-95           13,531.67872     $ 13,692.62         $13,004.52       13,531.68
Dec-95  Dec-95   14,012.14538     $ 14,071.91         $13,325.73       14,012.15
Jan-96           14,291.13817     $ 14,492.66         $13,630.89       14,291.14
Feb-96            14,317.8878     $ 14,628.89         $13,730.40       14,317.89
Mar-96           14,405.28509     $ 14,971.21         $13,903.40       14,405.29
Apr-96           14,371.45159     $ 15,123.91         $14,031.31       14,371.45
May-96           14,661.21977     $ 15,352.28         $14,238.98       14,661.22
Jun-96           14,860.18459     $ 15,278.59         $14,260.33       14,860.18
Jul-96           14,391.22664     $ 14,633.84         $13,794.02       14,391.23
Aug-96           14,640.88338     $ 15,037.73         $14,105.77       14,640.88
Sep-96           15,255.51972     $ 15,681.34         $14,624.86       15,255.52
Oct-96           15,718.65691     $ 16,212.94         $14,970.00       15,718.66
Nov-96           16,689.26281     $ 17,453.23         $15,824.79       16,689.26
Dec-96  Dec-96   16,575.16672     $ 17,167.00         $15,723.51       16,575.17
Jan-97           17,222.22203     $ 17,958.40         $16,298.99       17,222.22
Feb-97           17,707.38231     $ 18,089.49         $16,523.92       17,707.38
Mar-97           17,116.10889     $ 17,470.83         $15,988.54       17,116.11
Apr-97           17,591.49594     $ 18,125.99         $16,465.00        17,591.5
May-97            18,596.0712     $ 19,262.49         $17,413.39       18,596.07
Jun-97           19,316.69778     $ 19,998.32         $18,071.61        19,316.7
Jul-97           20,322.93608     $ 21,598.18         $19,159.52       20,322.94
Aug-97           19,578.79522     $ 20,621.94         $18,546.42        19,578.8
Sep-97           20,718.49009     $ 21,830.39         $19,486.72       20,718.49
Oct-97           20,381.48894     $ 21,027.03         $18,915.76       20,381.49
Nov-97           21,471.58975     $ 21,828.16         $19,543.77       21,471.59
Dec-97  Dec-97   22,205.65079     $ 22,312.75         $19,995.23       22,205.65
Jan-98           22,134.18995     $ 22,038.30         $19,987.23       22,134.19
Feb-98            23,165.2845     $ 23,691.17         $21,066.54       23,165.28
Mar-98           24,268.79675     $ 24,892.31         $22,020.85        24,268.8
Apr-98           23,932.49297     $ 25,186.04         $22,009.84       23,932.49
May-98           23,493.64156     $ 24,830.92         $21,739.12       23,493.64
Jun-98           23,903.30022     $ 25,019.63         $21,915.21        23,903.3
Jul-98           23,525.41798     $ 24,476.71         $21,349.80       23,525.42
Aug-98           21,294.22199     $ 20,540.85         $18,775.01       21,294.22
Sep-98           22,860.84655     $ 21,789.74         $19,740.05       22,860.85
Oct-98            24,244.4098     $ 23,495.87         $20,906.68       24,244.41
Nov-98            25157.63939     $ 24,720.01         $21,791.04       25,157.64
Dec-98  Dec-98    25,764.0102     $ 25,587.68         $22,348.89       25,764.01
Jan-99           25,252.53534     $ 26,104.55         $22,319.83       25,252.54
Feb-99           24,720.05073     $ 25,543.30         $21,906.92       24,720.05
Mar-99           24,991.97129     $ 26,317.27         $22,369.15       24,991.97
Apr-99           26,524.61444     $ 28,585.82         $23,957.36       26,524.61
May-99           26,376.29413     $ 28,079.85         $23,621.96       26,376.29
Jun-99           27,093.17561     $ 29,158.11         $24,366.05       27,093.18
Jul-99           26,401.01418     $ 28,260.04         $23,749.59       26,401.01
Aug-99           25,362.77205     $ 27,545.06         $23,196.22       25,362.77
Sep-99           24,275.08982     $ 26,468.05         $22,375.08       24,275.09
Oct-99           24,893.09109     $ 27,960.85         $23,129.12       24,893.09
Nov-99           24,299.80987     $ 27,795.88         $22,999.59       24,299.81
Dec-99  Dec-99      23,584.00     $ 28,841.00         $23,285.00       23,583.85


Source for Benchmark Returns: Ibbotson Associates


--------------------------------------------------------------------------------
   Vantagepoint Equity Income Fund
   Average Annual Total Return for the periods ended December 31, 1999
--------------------------------------------------------------------------------

   One Year                         (8.5)%
   Three Years                      12.5%
   Five Years                       17.9%
   Since Inception                  16.1%

   Fund Inception Date              April 1, 1994
   Fund Registration Date           March 1, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives.

Growth & Income Fund

The Vantagepoint Growth & Income Fund turned in a 23.5% return from March 1, 1999 through December 31, 1999. The Fund's benchmark, the S&P 500 Index, rose 19.9% over the same time period. The Fund's peer group, the Lipper Growth & Income Fund Index, had a return of 13.3% for this ten month period.

The Growth & Income Fund seeks long-term total return by investing in common stocks that offer the potential for capital appreciation and current income. The Fund's subadvisers, Capital Guardian Trust Company and Putnam Investment Management, use distinct investment strategies to select quality companies with the potential to outperform over a full market cycle. The Fund's equity holdings generate a dividend yield similar to that of the S&P 500 Index.

Stock selection and a tilt toward growth stocks aided the Fund's returns. Technology stocks were the market story of 1999 and the Fund benefited from the trend. Investors clamored for shares of stocks related to the Internet, technology, communication and e-tailing. The Fund held Qualcomm and Nokia and both benefited from the market's recognition that they are leaders in the emerging growth area of wireless voice and data communications.

However, technology was not the only source of return in the Fund, which maintained sector diversification throughout the year. In the capital goods area, General Electric contributed positively to the portfolio because it continues to be regarded as a well-managed company that is embracing the Internet and producing consistent profits.

The market's appreciation was not all-inclusive in 1999. Despite the fervor of the investing public, many stocks and sectors performed poorly. The majority of stocks in the S&P 500 Index were actually down for the year. Interest rates rose across the yield curve on inflation concerns, hurting many companies in the financial sector. Bank of America and Washington Mutual were two names that held back the Fund's performance as they succumbed to interest rate pressures.

The federal government drastically reduced its payments to health care providers and the stocks of these companies, along with many pharmaceutical companies, performed poorly during 1999. The Fund was not immune to this price deterioration and many of the health-related stocks in the Fund lagged the top stocks in the index.

The core investing style of Capital Guardian provided stability and complemented the growth style of Putnam Investment, which provided a solid return with consistency throughout 1999 as growth stocks were in favor.


--------------------------------------------------------------------------------
   Capital Guardian Trust Company
--------------------------------------------------------------------------------

   Founded:                        1968
   Investment Style:               Core equity/blend of value and growth
   Investment Approach:            Bottom-up fundamental research
                                   Decentralized decision making/multiple
                                   portfolio manager team Diversified--more than
                                   100 holdings Low turnover--less than 50
                                   percent per year


--------------------------------------------------------------------------------
   Putnam Investment Management
--------------------------------------------------------------------------------

   Founded:                        1937
   Investment Style:               Growth/controlled risk
   Investment Approach:            Bottom-up fundamental research
                                   Diversified--between 60 and 100 holdings
                                   Moderate to high turnover--50 percent to 100 percent per year

--------------------------------------------------------------------------------
   Vantagepoint Growth & Income Fund vs. S&P 500 Index and Lipper Growth & Income Fund Index
   Growth of $10,000 Invested March 1, 1999
--------------------------------------------------------------------------------


                              [GRAPH]

             Vantagepoint Growth    Standard & Poor's      Lipper Growth &
                & Income Fund           500 Index         Income Fund Index

 Mar 1, 1999      10,000.00                10,000                10,000
Mar 31, 1999      10,420.00                10,400                10,345
Apr 30, 1999      10,780.00             10,802.48             11,015.36
May 31, 1999      10,520.00          10,547.54147             10,855.63
Jun 30, 1999      11,170.00          11,132.93002             11,305.06
Jul 31, 1999      10,930.00          10,785.58261              10,980.6
Aug 31, 1999      10,730.00          10,731.65469             10,737.93
Sep 30, 1999      10,500.00          10,437.60736             10,400.76
Oct 31, 1999      11,040.00           11,098.3079             10,845.91
Nov 30, 1999      11,320.00          11,323.60355             10,941.36
Dec 31, 1999      12,350.00             11,991.00             11,333.00


Source for Benchmark Returns: Ibbotson Associates

The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.


--------------------------------------------------------------------------------
   Vantagepoint Growth & Income Fund vs. S&P 500 Index and Lipper Growth & Income Fund Index
   Growth of $10,000 Since October 2, 1998
--------------------------------------------------------------------------------


                              [GRAPH]

                 Vantagepoint Growth      Standard & Poor's    Lipper Growth &
                    & Income Fund             500 Index       Income Fund Index

Oct-98  Oct-98       $ 10,000.00                 10,000              10,000
Oct-98                 11,134.58                 11,140              11,127
Nov-98                 11,829.97             11,815.084           11,663.32
Dec-98  Dec-98         12,776.19           12,495.63284           12,059.87
Jan-99                 13,412.84           13,017.95029           12,173.24
Feb-99                 13,038.34           12,613.09204           11,904.21
Mar-99                 13,585.95           13,117.61572            12,314.9
Apr-99                 14,055.33           13,625.26745           13,112.91
May-99                 13,716.33           13,303.71114           12,922.77
Jun-99                 14,563.83            14,042.0671           13,457.78
Jul-99                 14,250.91           13,603.95461           13,071.54
Aug-99                 13,990.14           13,535.93484           12,782.66
Sep-99                 13,690.26           13,165.05022           12,381.28
Oct-99                 14,394.33            13,998.3979            12,911.2
Nov-99                 14,759.40           14,282.56538           13,024.82
Dec-99  Dec-99       $ 16,102.00              15,124.00           13,491.00


Source for Benchmark Returns: Ibbotson Associates

--------------------------------------------------------------------------------
   Vantagepoint Growth & Income Fund
   Average Annual Total Return for the periods ended December 31, 1999
--------------------------------------------------------------------------------

   One Year                        26.0%
   Since Inception                 46.4%

   Fund Inception Date             October 2, 1998
   Fund Registration Date          March 1, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives.

Growth Fund

The Vantagepoint Growth Fund returned 40.0% from March 1, 1999 through
December 31, 1999. Its market benchmark, the Wilshire 5000 Index, returned 23.7% and its mutual fund benchmark, the Lipper Growth Fund Index, returned 27.1% over the same time period.

The Growth Fund seeks long-term growth of capital by investing primarily in common stocks with above-average potential for earnings growth. The Fund's six subadvisers invest in stocks of companies of many sizes, sectors, and industries to provide a "one-stop shop" for growth as an investment objective.

It was a volatile year in the market and the majority of stocks in the Wilshire 5000, an index of over 7,000 U.S. stocks, had negative performance for 1999. The story of the year was technology. Stocks in this sector soared as investors pinned their hopes on an economic revolution fueled by the Internet and other technology.

Qualcomm shares rose on the company's prospects for offering wireless technology to a growing number of customers. Microsoft shook off its legal troubles and turned in a good 1999 return. CMGI, Cisco and Dell advanced as investors became increasingly excited about their Internet strategies. The Fund benefited from the technology trend by allocating nearly one-third of the fund to this sector and by picking good stocks within the sector.

Although technology was the largest contributor to the Fund's performance for the year, it was not the only factor. Consumer cyclicals, among other sectors, also helped the Fund achieve its market-beating year. The weak healthcare sector was a drag on Fund performance, but the Fund was able to dodge much of the poor performance in other lagging sectors by maintaining relatively low allocations to basic materials and capital goods.

Three of the six subadvisers were replaced in the Fund's multi-manager lineup. These additions improve the Fund's diversification and boost the Fund's ability to capture investment opportunities across all capitalization ranges. The following investment managers join the three existing subadvisers (Fidelity Management Trust Company, Barclays Global Fund Advisors and William Blair & Company, LLC):

   . Brown Capital Management uses a "growth at a reasonable price" approach to investing by seeking quality growth companies without overpaying for them. Brown now manages 10 percent of the Fund's assets.

   . TCW Investment Management Company focuses on finding "great" large-capitalization companies, paying particular attention to management, business models, and the firms' uses of free cash flows. Twenty-five percent of Fund assets are managed by TCW.

   . Tukman Investment Management uses a contrarian approach to buy solid, well-managed growth companies, typically when a temporary company problem has lowered the stock price. Tukman is responsible for 10 percent of the Fund's assets.

These changes were approved by a vote of shareholders at a Special Meeting held on September 30, 1999. 95.7 percent of shareholders voted in favor of the change and 4.3 percent voted against the change.

These three new subadvisers, who replaced three other subadvisers, started managing their allocations at the beginning of the fourth quarter.


--------------------------------------------------------------------------------
   Barclays Global Fund Advisors
--------------------------------------------------------------------------------

   Founded:                        1990 (1971 as Wells Fargo)
   Investment Style:               Indexation
   Investment Approach:            Replication of S&P 500 Index

--------------------------------------------------------------------------------
   Brown Capital Management
--------------------------------------------------------------------------------

   Founded:                1983
   Investment Style:       Mid- to large-cap growth at a reasonable price
   Investment Approach:    Bottom-up fundamental research
                           Moderately concentrated--between 40 and 60 holdings
                           Moderate turnover--30 percent to 60 percent per year


--------------------------------------------------------------------------------
   Fidelity Management Trust
--------------------------------------------------------------------------------

   Founded:                1981
   Investment Style:       Small- to mid-cap growth/themes
   Investment Approach:    Bottom-up fundamental research/industry trends
                           Broadly diversified--about 250 holdings
                           Moderate to high turnover--about 100 percent per year


--------------------------------------------------------------------------------
   TCW Investment Management Company
--------------------------------------------------------------------------------

   Founded:                1971
   Investment Style:       Concentrated large-cap growth/"great"companies
   Investment Approach:    Bottom-up fundamental research with initial
                           quantitative screening
                           Concentrated--between 25 and 40 holdings
                           Low turnover--about 25 percent per year


--------------------------------------------------------------------------------
   Tukman Investment Management
--------------------------------------------------------------------------------

   Founded:                1980
   Investment Style:       Contrarian large-cap growth
   Investment Approach:    Bottom-up fundamental analysis
                           Concentrated--between 10 and 20 holdings
                           Low turnover--about 25 percent per year


--------------------------------------------------------------------------------
   William Blair and Company
--------------------------------------------------------------------------------

   Founded:                1935
   Investment Style:       Mid-cap growth/durable business franchise
   Investment Approach:    Bottom-up fundamental research
                           Moderately concentrated--between 40 and 60 holdings Moderate turnover--average 40 percent to 50 percent per year

--------------------------------------------------------------------------------
   Vantagepoint Growth Fund vs. Wilshire 5000 Index and Lipper Growth Fund Index Growth of $10,000 Invested March 1, 1999
--------------------------------------------------------------------------------


                              [GRAPH]


                 Vantagepoint    Wilshire 5000 Index    Lipper Growth
                 Growth Fund                              Fund Index
 Mar 1, 1999          10,000              10,000              10,000
Mar 31, 1999          10,570              10,386              10,434
Apr 30, 1999      11,339.496         10,883.4894           10,699.02
May 31, 1999    11,079.82154        10,645.14098           10,490.39
Jun 30, 1999    11,750.15074        11,196.55929           11,110.37
Jul 31, 1999    11,430.54664        10,837.14973           10,835.95
Aug 31, 1999    11,160.78574        10,736.36424            10,713.5
Sep 30, 1999    11,050.29396        10,456.14513           10,534.59
Oct 31, 1999    11,810.55419        11,121.15596           11,183.52
Nov 30, 1999    12,430.60828        11,493.71469           11,656.58
Dec 31, 1999       14,003.00           12,366.00           12,705.67


The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.


--------------------------------------------------------------------------------
   Vantagepoint Growth Fund vs. Wilshire 5000 Index and Lipper Growth Fund Index Growth of $10,000 Since January 1, 1990
--------------------------------------------------------------------------------


                              [GRAPH]


                   Vantagepoint    Wilshire 5000 Index     Lipper Growth
                   Growth Fund                               Fund Index
Dec-89  Jan-90         10,000                10,000              10,000
Jan-90            9,022.111133                9,266               9,329
Feb-90            9,403.288412           9,413.3294           9,484.794
Mar-90             9,817.14475         9,648.662635           9,733.296
Apr-90            9,600.855904         9,370.781151            9,477.31
May-90            10,669.18878         10,226.33347            10,378.6
Jun-90            10,933.55552         10,177.24707           10,388.98
Jul-90            10,809.30707         10,078.52777           10,208.21
Aug-90            9,987.077706          9,130.13831           9,269.057
Sep-90            9,467.988889         8,628.893716           8,680.472
Oct-90              9,324.5736         8,513.266541           8,514.675
Nov-90             9,991.98381         9,093.871319           9,138.801
Dec-90  Dec-90    10,380.97037         9,382.147039           9,457.745
Jan-91            11,286.15988         9,838.119386           10,093.31
Feb-91            12,283.23391         10,603.52507           10,838.19
Mar-91            12,938.80771         10,926.93259           11,098.31
Apr-91            12,537.98212         10,961.89877           11,124.94
May-91             13,069.8559         11,401.47091            11,611.1
Jun-91            12,283.21635         10,891.82516           10,928.37
Jul-91            13,299.47038         11,403.74095           11,603.74
Aug-91            13,745.58546          11,718.4842           11,936.77
Sep-91            13,808.07775         11,583.72163           11,847.25
Oct-91            14,239.42668         11,796.86211           12,042.73
Nov-91            13,742.76265         11,346.22197           11,536.93
Dec-91  Dec-91    15,851.96892         12,592.03715           12,893.67
Jan-92            15,543.33161         12,566.85307           12,874.33
Feb-92            15,123.33095         12,740.27564            13,103.5
Mar-92            14,254.06765         12,424.31681           12,690.74
Apr-92             13,890.2282         12,590.80265            12,671.7
May-92            14,188.81065         12,667.60655           12,807.29
Jun-92            13,679.97057         12,409.18738              12,441
Jul-92            14,160.56084         12,911.75947           12,850.31
Aug-92            13,707.39335         12,639.32134           12,562.46
Sep-92            13,874.60495         12,789.72926           12,757.18
Oct-92            14,196.67121         12,944.48499           12,984.26
Nov-92            15,087.79205         13,481.68112           13,654.24
Dec-92  Dec-92    15,456.86318         13,721.65504           13,878.17
Jan-93            15,617.96409          13,890.4314           14,076.63
Feb-93            14,749.28454         13,947.38217           13,892.23
Mar-93            15,250.00776         14,305.82989           14,290.94
Apr-93            14,590.95173         13,910.98898           13,903.65
May-93            15,660.72607         14,346.40294           14,455.63
Jun-93             16,041.5693         14,413.83103           14,500.44
Jul-93            16,147.24127         14,412.38965           14,483.04
Aug-93            16,884.81145         14,968.70789           15,100.02
Sep-93            17,336.69685          14,998.6453           15,196.66
Oct-93            17,399.62513         15,249.12268            15,447.4
Nov-93            16,702.35974         15,002.08689           15,133.82
Dec-93  Dec-93    17,253.62853         15,272.12446            15,539.4
Jan-94            17,808.83672         15,753.19638           16,077.07
Feb-94            17,449.38394         15,400.32478            15,813.4
Mar-94             1,6411.6208         14,702.69007           15,074.92
Apr-94            16,534.02413         14,843.83589           15,195.52
May-94            16,328.15409         14,989.30548           15,268.46
Jun-94            15,793.55618         14,589.09103           14,744.75
Jul-94            16,293.82992         15,022.38703           15,162.02
Aug-94            17,156.27184         15,686.37654           15,807.93
Sep-94            16,851.60482         15,382.06083           15,468.06
Oct-94            17,336.57114         15,632.78842            15,763.5
Nov-94            16,521.31807         15,060.62837           15,162.91
Dec-94  Dec-94    16,611.24978         15,263.94685           15,294.82
Jan-95            16,585.90439          15,593.6481           15,351.41
Feb-95            17,335.42047          16,214.2753           15,919.42
Mar-95            17,887.67501         16,642.33216           16,401.78
Apr-95            18,291.91059           17,055.062           16,865.95
May-95            18,680.00006         17,636.63962           17,376.98
Jun-95            19,613.47764         18,199.24842           18,157.21
Jul-95            20,911.30564         18,947.23753            19,034.2
Aug-95            21,168.85019         19,131.02573           19,234.06
Sep-95            21,790.46466         19,859.91781           19,805.31
Oct-95            21,254.44937         19,661.31864            19,541.9
Nov-95            22,373.26282         20,494.95855           20,202.42
Dec-95  Dec-95     22,698.1672         20,831.07587           20,287.27
Jan-96            23,122.77077          21,389.3487           20,778.22
Feb-96            24,061.59464          21,763.6623           21,104.44
Mar-96            24,371.11273         22,000.88622           21,201.52
Apr-96            25,261.56747         22,544.30811           21,733.68
May-96            25,920.45264         23,159.76772           22,118.36
Jun-96            25,201.71149         22,969.85763            21,901.6
Jul-96            23,518.75036         21,729.48531           20,716.73
Aug-96            24,792.72775         22,424.82884           21,342.37
Sep-96            26,101.09486         23,617.82974           22,535.41
Oct-96            26,096.42233         23,948.47936           22,859.92
Nov-96            27,639.55085         25,536.26354           24,304.67
Dec-96  Dec-96    27,602.26795         25,247.70376           23,842.88
Jan-97             28,764.3194         26,598.45591           25,085.09
Feb-97            28,094.22547         26,585.15668           24,891.94
Mar-97            26,990.00223         25,410.09276           23,751.89
Apr-97            27,819.74601          26,517.9728           24,796.97
May-97            29,985.31451         28,398.09707           26,512.92
Jun-97            31,151.05483         29,701.56973           27,504.51
Jul-97            34,188.57149         31,985.62044           29,784.63
Aug-97            33,836.62221         30,782.96111           28,685.58
Sep-97            35,791.38371         32,599.15582           30,326.39
Oct-97            34,085.11869         31,513.60393           29,346.85
Nov-97            34,033.80904         32,544.09878           30,021.83
Dec-97  Dec-97    34,735.77588          33,146.1646           30,529.19
Jan-98            34,182.25749         33,325.15389           30,733.74
Feb-98            36,962.66577          35,751.2251           32,900.47
Mar-98            38,790.02328         37,538.78635           34,308.61
Apr-98            39,394.76736         37,985.49791           34,675.71
May-98            37,634.35424         36,975.08366           33,822.69
Jun-98            38,725.91138          38,272.9091           35,283.83
Jul-98            37,316.20957         37,434.73239           34,909.82
Aug-98            29,991.04197         31,606.14456            29,303.3
Sep-98            32,593.70068          33,670.0258           31,257.83
Oct-98            34,929.55313         36,175.07572           33,420.88
Nov-98            37,200.16757         38,454.10549           35,412.76
Dec-98  Dec-98    41,627.37326         40,915.16824           38,373.27
Jan-99            43,313.56815         42,420.84643            40,011.8
Feb-99            40,368.35291         40,885.21179            38,647.4
Mar-99            42,669.34903         42,463.38096            40,324.7
Apr-99             45,777.7122         44,497.37691           41,348.95
May-99            44,728.13503         43,522.88436           40,542.64
Jun-99            47,432.81467         45,777.36977           42,938.71
Jul-99            46,141.02738          44,307.9162           41,878.13
Aug-99            45,051.08185         43,895.85258            41,404.9
Sep-99            44,607.02997         42,750.17083           40,713.44
Oct-99            47,675.02479         45,469.08169           43,221.39
Nov-99            50,177.86267         46,992.29593           45,049.65
Dec-99  Dec-99       56,526.00            50,559.00           49,104.12

--------------------------------------------------------------------------------
   Vantagepoint Growth Fund
   Average Annual Total Return for the periods ended December 31,1999
--------------------------------------------------------------------------------

   One Year                         35.8%
   Three Years                      27.0%
   Five Years                       27.8%
   Ten Years                        18.9%

   Fund Inception Date              April 1,1983
   Fund Registration Date           March 1,1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives.

Aggressive Opportunities Fund

The Vantagepoint Aggressive Opportunities Fund gained 63.4% from March 1, 1999 through December 31, 1999, outperforming its market benchmark, the Wilshire 4500 Index, which returned 40.5%. The Fund's return also exceeded that of the Lipper Capital Appreciation Fund Index, a group of mutual funds with similar objectives, which returned 39.6%.

The Aggressive Opportunities Fund seeks high long-term growth of capital by investing primarily in the common stocks of small- to medium-sized companies. Three subadvisers manage the Fund: First Pacific Advisors, MFS Institutional Advisors, and TCW Investment Management Company. Each manager employs a unique investment style to achieve the Fund's objective.

The technology sector rewarded growth investors in 1999, and the Aggressive Opportunities Fund shared in the strong performance. Exposure to the sector rose from nearly 30 percent at the beginning of the year to more than 50 percent at year-end.

Early in 1999, technology themes included possibilities for e-commerce as well as for communications companies that connect people to the Internet. Prices for Internet-related companies gained, but companies providing software and technology consulting services to businesses fell out of favor due to concerns over Year 2000 (Y2K) preparations and spending freezes.

As the year continued, investors turned their attention to other tech investment themes. Economic recovery in Asia helped boost prospects for semiconductor manufacturers. Completed Y2K preparations pointed to the reduced possibility of widespread disruptions, which helped business service providers and software companies. By the fourth quarter, the tech sector was firing on all cylinders and helped push the market to record levels. The fourth quarter was also the strongest ever for the Aggressive Opportunities Fund, which gained 39.9% largely due to its significant technology exposure.

The effects of the Internet were not limited to pure technology stocks. Communications services holdings in the Fund also benefited. As more and more individuals and businesses sought access to the Internet, prices for cable, wire-based telephone and wireless telephone companies increased as investors attempted to find the preferred provider. A wave of mergers also helped push shares in this sector higher as businesses tried to position themselves to be the preferred provider.

Traditional media and retailers had good representation in the Fund. E-commerce was in vogue, and the need to draw attention to these new businesses on the Internet led to increases in advertising through non-Internet channels. Fund holdings of radio and television operators gained. Results for retailers were more mixed as investors struggled to decide outcomes for traditional versus e-commerce retailers as the year progressed.

While technology and Internet-related companies led stocks higher this year, such investment trends do not last forever. Significant allocations in these sectors benefited the Fund, but the subadvisers are not relying on the trends to last indefinitely. They continue to search all sectors for future growth opportunities.


--------------------------------------------------------------------------------
   First Pacific Advisors,Inc.
--------------------------------------------------------------------------------

   Founded:                1953
   Investment Style:       Special value situations offering high return
                           potential
   Investment Approach:    Bottom-up fundamental research of smaller companies
                           Moderate market timing used/cash may build during bull markets
                           Concentrated--fewer than 50 holdings
                           Low turnover--less than 50 percent per year

--------------------------------------------------------------------------------
   MFS Institutional Advisors,Inc.
--------------------------------------------------------------------------------

   Founded:                1924
   Investment Style:       Emerging growth companies
   Investment              Approach: Bottom-up fundamental research of
                           smaller companies 20+% earnings growth rates
                           Portfolio includes holdings not in typical growth industries Broadly diversified--more than
                           150 holdings Moderate to high turnover--50 percent to 100 percent per year


--------------------------------------------------------------------------------
   TCW Investment Management Company
--------------------------------------------------------------------------------

   Founded:                1971
   Investment Style:       Small and mid-cap high growth companies
   Investment Approach:    Bottom-up fundamental research/Companies with growth
                           drivers that can produce future earnings growth
                           Concentrated--fewer than 50 holdings
                           Moderate to high turnover--50 percent to 100 percent per year


--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund vs. Wilshire 4500 Index and Lipper Capital Appreciation Fund Index
   Growth of $10,000 Invested March 1, 1999
--------------------------------------------------------------------------------


                                     [GRAPH]

                                                                  Lipper Capital
              Vantagepoint Aggressive   Wilshire 4500 Index        Appreciation
                Opportunities Fund                                  Fund Index
 Mar 1, 1999             10,000                  10,000                10,000
Mar 31, 1999             10,580                10,390.3                10,511
Apr 30, 1999          11,310.02            11,218.92643             11,019.73
May 31, 1999       11,349.60507            11,121.65833             10,869.86
Jun 30, 1999        12,319.9963            11,589.10163             11,530.75
Jul 31, 1999        11,649.7885            11,238.41542             11,259.78
Aug 31, 1999       11,569.40496            10,958.80364             11,149.43
Sep 30, 1999       11,679.31431            10,873.87291             11,073.62
Oct 31, 1999       12,519.05701             11,429.7453             11,677.13
Nov 30, 1999       13,958.74857            12,352.12574              12,350.9
Dec 31, 1999             16,337                  14,054                13,959


                                                0.03903
                                                0.07975
                                               -0.00867
                                                0.04203
                                               -0.03026
                                               -0.02488
                                               -0.00775
                                                0.05112
                                                 0.0807
                                                0.13781

The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.


--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund vs. Wilshire 4500 Index and Lipper Capital Appreciation Fund Index
   Growth of $10,000 Since October 1, 1994
--------------------------------------------------------------------------------

                              [GRAPH]


                                                                Lipper Capital
               Vantagepoint Aggressive   Wilshire 4500 Index     Appreciation
                  Opportunities Fund                              Fund Index
Sep-94  Oct-94             10,000                  10,000              10,000
Oct-94               10,354.58333                  10,043              10,117
Nov-94               10,099.21408              9,637.2628          9,767.9635
Dec-94  Dec-94       10,504.20815            9,750.018775        9,856.851968
Jan-95               10,358.81944            9,844.593957        9,911.064654
Feb-95               10,954.64105             10,262.9892        10,272.81851
Mar-95               11,400.65393            10,488.77496        10,544.02092
Apr-95               11,546.25662            10,624.08016        10,725.37808
May-95               11,882.58815            10,860.99715        10,993.51253
Jun-95               12,690.91194            11,384.49721        11,529.99595
Jul-95                 13,791.119            12,053.90565        12,210.26571
Aug-95               14,068.64187            12,334.76165        12,344.57863
Sep-95                14,587.5905            12,669.03369        12,666.77213
Oct-95               14,141.87022            12,329.50358         12,418.5034
Nov-95               14,570.79758            12,853.50749        12,876.74617
Dec-95  Dec-95       14,637.85214            13,015.46168        12,969.45875
Jan-96               15,047.25316            13,149.52094        13,215.87846
Feb-96               15,759.17502            13,576.88037        13,544.95384
Mar-96               15,847.00757            13,784.60664        13,684.46686
Apr-96               17,063.96605            14,425.59085        14,263.31981
May-96               17,797.91322            14,879.99696        14,681.23508
Jun-96               17,109.89366            14,412.76505        14,287.77798
Jul-96               15,966.98173             13,330.3664        13,241.91263
Aug-96               16,852.93835            14,050.20618        13,832.50193
Sep-96               17,840.71962            14,720.40102        14,634.78705
Oct-96               17,727.59989            14,502.53908        14,447.46177
Nov-96               18,433.50287            15,114.54623        15,074.48161
Dec-96  Dec-96       18,371.13133            15,250.57715        14,910.16976
Jan-97               18,814.79036            15,743.17079        15,524.46876
Feb-97               18,428.48548            15,410.98989        15,037.00044
Mar-97               17,515.00104            14,606.53621        14,235.52832
Apr-97               17,664.93269            14,643.05255        14,518.81533
May-97               19,346.22883            16,100.03628        15,734.04017
Jun-97                20,034.8008              16,863.178        16,423.19113
Jul-97               21,261.90443            18,023.36465        17,613.87249
Aug-97               21,312.26438            18,187.37727        17,282.73169
Sep-97               22,601.98737            19,447.76251        18,319.69559
Oct-97               21,748.51167            18,706.80276         17,590.5717
Nov-97               21,819.48538             18,712.4148        17,625.75285
Dec-97  Dec-97       21,565.00736            19,170.86896        17,884.85141
Jan-98               21,412.05976            18,896.72554        17,890.21687
Feb-98               23,173.12149            20,342.32504        19,265.97454
Mar-98               24,253.27118            21,394.02325        20,169.54875
Apr-98               24,672.00528            21,665.72734        20,361.15946
May-98               23,684.19901            20,653.93788        19,707.56625
Jun-98               23,858.25289            20,976.13931        20,509.66419
Jul-98               22,358.91359            19,788.88982        19,947.69939
Aug-98               17,866.75006            15,953.80297        16,520.68464
Sep-98               19,039.49559            17,105.66755        17,566.44397
Oct-98               20,243.93915            18,077.26947         18,576.5145
Nov-98               21,940.21254            19,201.67563        19,652.09469
Dec-98  Dec-98       24,188.17015            20,826.13738        21,456.15699
Jan-99               25,201.98088             21,161.4382         22,468.8876
Feb-99               23,401.69157            20,010.25596        21,394.87477
Mar-99               24,758.98968            20,790.65594        22,488.15287
Apr-99               26,467.31316            22,449.75028        23,576.57947
May-99               26,560.91993            22,254.43746        23,255.93799
Jun-99               28,830.88401            23,189.12383        24,669.89902
Jul-99               27,262.97067            22,486.49338        24,090.15639
Aug-99               27,075.75714            21,926.57969        23,854.07286
Sep-99               27,333.17575            21,755.55237        23,691.86516
Oct-99               29,298.91784             22,867.2611        24,983.07181
Nov-99               32,668.76143            24,712.64907        26,424.59506
Dec-99  Dec-99             38,236                  28,118              29,865


--------------------------------------------------------------------------------
   Vantagepoint Aggressive Opportunities Fund
   Average Annual Total Return for the periods ended December 31,1999
--------------------------------------------------------------------------------

   One Year                         58.1%
   Three Years                      27.7%
   Five Years                       29.5%
   Since Inception                  29.1%

   Fund Inception Date              October 1,1994
   Fund Registration Date           March 1,1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives.

International Fund

The International Fund gained 42.6% from March 1, 1999 through December 31, 1999, exceeding the returns of both its benchmarks. The Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index of stocks in developed countries returned 30.7%. The Lipper International Fund Index, a group of mutual funds with similar objectives, returned 40.6%.

The Fund seeks long-term growth of capital and diversification by investing primarily in the common stocks of companies headquartered outside of the United States. Three subadvisers manage the Fund: Capital Guardian Trust Company, Lazard Asset Management, and Rowe Price-Fleming International. Each manager employs a unique investment strategy to achieve the Fund's objective.

International developed markets had a strong year, with many outperforming the U.S. market. For example, France rose 29.3%, and Japan returned 61.5% (all returns are in U.S. dollars). On a regional basis, returns for U.S. dollar-based investors were lower in Europe and higher in Asia.

Japan was the main driver of performance in the Fund during 1999. Its allocation rose from 20 percent to almost 30 percent by year end. Japan's economic decline showed signs of bottoming and investors bid up stock prices on the expectations of recovery. Returns for U.S. investors were further helped by a 10.2% rise in the yen versus the dollar. Fund holdings in Japan centered mostly on large technology, communications and manufacturing companies that exported goods or participated in the global technology rally.

European markets had a good year, as did the Fund's holdings in the region. Continental Europe experienced improving economies and benefited from increased merger and acquisition activity. Increased global competition in many industries prompted many multinational combinations and the introduction of the single European currency, the euro, made them easier.


--------------------------------------------------------------------------------
   Capital Guardian Trust Company
--------------------------------------------------------------------------------

   Founded:                1931
   Investment Style:       Core equity blend of growth and value
   Investment Approach:    Bottom-up fundamental research
                           Decentralized decision making/multiple portfolio manager team Diversified--between 100 and 150 holdings Low turnover--less than 50 percent per year


--------------------------------------------------------------------------------
   Lazard Asset Management
--------------------------------------------------------------------------------

   Founded:                1970
   Investment Style:       Large-cap value
   Investment Approach:    Quantitative valuation screens combined bottom-up
                           fundamental research Team management approach
                           Diversified--between 75 and 100 holdings
                           Low turnover--less than 50 percent per year

--------------------------------------------------------------------------------
   Rowe Price-Fleming International,Inc.
--------------------------------------------------------------------------------

   Founded:                1979
   Investment Style:       Growth at a reasonable price
   Investment Approach:    Top-down country and sector analysis combined with
                           bottom-up fundamental research
                           Broadly diversified--more than 150 holdings
                           Moderate to high turnover--50 percent to 100 percent per year


--------------------------------------------------------------------------------
   Vantagepoint International Fund vs. Morgan Stanley Capital International Europe Australia Far East Index and Lipper International Fund Index
   Growth of $10,000 Invested March 1, 1999
--------------------------------------------------------------------------------


                              [GRAPH]


                 Vantagepoint       MSCI EAFE Index   Lipper International
             International Fund                            Fund Index
Mar  1, 1999          10,000               10,000             10,000
Mar 31, 1999          10,451          10,419.8426             10,333
Apr 30, 1999     10,941.1519         10,844.43785          10,814.52
May 31, 1999     10,530.8587         10,288.33855          10,412.22
Jun 30, 1999    11,071.09176         10,691.82393          10,905.76
Jul 31, 1999    11,460.79419         11,012.08234          11,148.96
Aug 31, 1999    11,640.72865         11,054.75812          11,237.03
Sep 30, 1999    11,760.62816         11,168.49588          11,272.99
Oct 31, 1999    12,160.48952         11,589.26305          11,666.42
Nov 30, 1999    12,800.13126         11,994.31579          12,521.57
Dec 31, 1999          14,262               13,073          14,060.47

The Fund has less than one year of history as a registered mutual fund. Prior to registration, the Fund existed as an unregistered commingled fund. Pre-registration performance is shown below to provide investors with an illustration of long-term performance and the risks of investing in the Fund.


--------------------------------------------------------------------------------
   Vantagepoint International Fund vs. Morgan Stanley Capital International Europe Australia Far East Index and Lipper International Fund Index
   Growth of $10,000 Since October 1, 1994
--------------------------------------------------------------------------------

                                     [GRAPH]


                  Vantagepoint            MSCI          Lipper International
               International Fund      EAFE Index            Fund Index

Sep-94 Oct-94           10,000               10,000             10,000
Oct-94            10,254.58333               10,333             10,179
Nov-94            9,809.082121           9,835.9827          9,703.641
Dec-94 Dec-94     9,643.420391         9,897.949391          9,574.582
Jan-95            9,267.310731         9,517.868134          9,099.683
Feb-95            9,371.745384         9,490.266317          9,096.953
Mar-95            9,596.552407         10,082.45893          9,336.203
Apr-95            9,951.921891         10,461.55939          9,679.775
May-95             10,106.9659         10,337.06683          9,774.637
Jun-95            10,121.63498         10,156.16816          9,811.781
Jul-95            10,628.33925         10,788.89744          10,351.43
Aug-95            10,382.06833         10,376.76156          10,176.49
Sep-95            10,547.63329         10,580.14609          10,346.44
Oct-95            10,331.25896         10,295.54016          10,131.23
Nov-95            10,426.53097         10,581.75617           10,236.6
Dec-95 Dec-95     10,682.91523         11,008.20095          10,533.46
Jan-96              10,999.942         11,053.33457          10,782.05
Feb-96            11,085.56932         11,090.91591          10,828.41
Mar-96            11,221.66146         11,326.04332          10,997.33
Apr-96            11,529.27541         11,655.63119          11,355.85
May-96             11,564.8202         11,441.16757          11,343.35
Jun-96             11,660.9439         11,505.23811          11,446.58
Jul-96            11,312.92657         11,169.28516          11,060.83
Aug-96            11,530.22903         11,193.85758          11,204.62
Sep-96            11,727.51579          11,491.6142           11,455.6
Oct-96            11,763.22072         11,374.39973          11,409.78
Nov-96            12,254.11054         11,827.10084          11,946.04
Dec-96 Dec-96     12,441.86905         11,674.53124          12,052.36
Jan-97            12,447.57157         11,265.92265          12,068.03
Feb-97            12,595.07166         11,450.68378          12,286.46
Mar-97            12,641.37561         11,491.90624          12,351.58
Apr-97            12,728.26902         11,552.81334          12,405.92
May-97            13,342.62563         12,304.90149          13,105.62
Jun-97            13,866.21165         12,982.90156          13,734.69
Jul-97             14,227.8506         13,193.22457          14,175.57
Aug-97            13,310.22152         12,207.69069          13,153.51
Sep-97            14,118.99952         12,891.32137          13,997.97
Oct-97            13,047.99488         11,899.97876          12,935.52
Nov-97            12,962.44602         11,778.59898          12,826.86
Dec-97 Dec-97     12,998.91095         11,881.07279          12,926.91
Jan-98            13,249.17096         12,424.03781          13,239.75
Feb-98            13,988.47971         13,221.66104          14,080.47
Mar-98            14,565.43361          13,628.8882          14,845.04
Apr-98            14,663.84415         13,736.55642          15,073.65
May-98             14,313.6565         13,669.24729           15,103.8
Jun-98             14,044.7581         13,773.13357           14,972.4
Jul-98            14,061.40223         13,912.24222          15,201.47
Aug-98             12,015.3112         12,188.51541          13,013.98
Sep-98             11,867.5617         11,814.32799          12,609.25
Oct-98            13,038.29129         13,045.38096          13,536.03
Nov-98            13,555.57271         13,713.30447          14,214.18
Dec-98 Dec-98     13,643.63065         14,253.60866          14,563.85
Jan-99            13,445.17835         14,210.84784          14,652.69
Feb-99            13,297.74005         13,872.62966          14,276.12
Mar-99            13,896.13835         14,451.11831          14,751.51
Apr-99            14,547.72762         15,036.38861          15,438.93
May-99            14,002.52028         14,262.01459           14,864.6
Jun-99            14,720.59824         14,818.23316          15,569.19
Jul-99             15,239.2101         15,258.33469          15,916.38
Aug-99            15,478.56942         15,314.79053          16,042.12
Sep-99             15,638.1423         15,469.46991          16,093.45
Oct-99             16,170.0519         16,049.57503          16,655.11
Nov-99            17,021.10727         16,606.49529          17,875.93
Dec-99 Dec-99           18,965               18,098             20,073


--------------------------------------------------------------------------------
   Vantagepoint International Fund
   Average Annual Total Return for the periods ended December 31, 1999
--------------------------------------------------------------------------------

   One Year                        39.0%
   Three Years                     15.1%
   Five Years                      14.5%
   Since Inception                 13.0%

   Fund Inception Date             October 1, 1994
   Fund Registration Date          March 1, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives.

Index Funds

The 1999 returns of the Vantagepoint Index Funds reflected the performance of the market segments in which they invest. The larger stocks of the S&P 500 Index turned in another strong year, gaining 21.0%. Mid- and small-cap stocks bounced back from a lackluster 1998, with the Wilshire 4500 Index returning 35.0% in 1999. The Wilshire 5000 Index, which comprises virtually all U.S. stocks, rose 23.6%.

International investors enjoyed a productive year in 1999 as the MSCI
Europe, Australia, and Far East (EAFE) Index gained 27.1%. The U.S. bond market disappointed, however;rising interest rates depressed bond prices and the Lehman Government/Corporate Index lost 2.2%.

The Vantagepoint Index Funds provide investors with consistent performance at low cost. Each of the five funds invests in a master investment portfolio managed by Barclays Global Fund Advisors, Inc., the world's largest provider of indexed investment strategies. With the exception of the portfolio replicating the S&P 500 Index, each master investment portfolio selects a representative sample of securities contained in its benchmark to replicate the benchmark's investment characteristics. This portfolio management approach is intended to substantially duplicate the benchmark's performance while controlling transaction costs. The 500 Stock Index Fund fully replicates the S&P 500 Index by purchasing every security held in the Index.




--------------------------------------------------------------------------------

Core Bond Index Fund


   Vantagepoint Core Bond Index Fund Class I vs. Lehman Brothers
   Government/Corporate Index
   Growth of $10,000 Since March 1, 1999


                                     [GRAPH]


               Vantagepoint Core Bond         Lehman Brothers Government/
                 Index Fund Class I                  Corporate Index

Mar  1,1999           10,000.00                             10,000
Mar 31,1999           10,048.64                             10,050
Apr 30,1999           10,055.61                         10,053.015
May 31,1999            9,938.04                       9,949.468946
Jun 30,1999            9,895.89                       9,918.625592
Jul 31,1999            9,870.44                        9,890.85344
Aug 31,1999            9,857.52                       9,882.940757
Sep 30,1999            9,954.67                       9,971.887224
Oct 31,1999            9,970.32                       9,997.814131
Nov 30,1999            9,968.05                       9,991.815442
Dec  1,1999          $ 9,894.00                              9,931

   Vantagepoint Core Bond Index Fund Class II vs. Lehman Brothers
   Government/Corporate Index
   Growth of $10,000 Invested April 5, 1999


                                     [GRAPH]

              Vantagepoint Core Bond       Lehman Brothers Government/
               Index Fund Class II               Corporate Index

Apr  5,1999          10,000.00                           10,000
Apr 30,1999           10,033.0                           10,003
May 31,1999            9,913.6                       9,899.9691
Jun 30,1999            9,877.3                     9,869.279196
Jul 31,1999            9,856.1                     9,841.645214
Aug 31,1999            9,844.6                     9,833.771898
Sep 30,1999            9,935.5                     9,922.275845
Oct 31,1999            9,956.3                     9,948.073762
Nov 30,1999            9,949.1                     9,942.104918
Dec  1,1999            9,881.0                            9,882


   Vantagepoint Core Bond Index Fund
   Average Annual Total Return for the periods ended December 31, 1999

                                   Class I Shares            Class II Shares

   One Year                             -2.9%                     -2.8%
   Since Inception                       4.9%                      5.0%

   Fund Inception Date              June 2, 1997              June 2, 1997
   Fund Registration Date          March 1, 1999             April 5, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's benchmark was changed from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Corporate Index in February 1999.

500 Stock Index Fund


   Vantagepoint 500 Stock Index Fund Class I vs. Standard & Poor's 500 Index Growth of $10,000 Invested March 1, 1999


                                     [GRAPH]

              Vantagepoint 500 Stock          Standard & Poor's 500 Index
                Index Fund Class I

  3/1                 $10,000                                 10,000
 3/31                 $10,400                                 10,400
 4/30                 $10,790                              10,802.48
 5/31                 $10,530                           10,547.54147
 6/30                 $11,110                           11,132.93002
 7/31                 $10,760                           10,785.58261
 8/31                 $10,710                           10,731.65469
 9/30                 $10,410                           10,437.60736
10/31                 $11,070                            11,098.3079
11/30                 $11,290                           11,323.60355
12/31                 $11,952                                 11,991


   Vantagepoint 500 Stock Index Fund Class II vs. Standard & Poor's 500 Index Growth of $10,000 Invested April 5, 1999


                                     [GRAPH]

                 Vantagepoint 500 Stock         Standard & Poor's 500 Index
                  Index Fund Class II

 Apr 5,1999             $ 10,000                              $10,000
Apr 30,1999             $ 10,320                           $10,327.76
May 31,1999             $ 10,080                              $10,084
Jun 30,1999             $ 10,640                              $10,644
Jul 31,1999             $ 10,300                              $10,312
Aug 31,1999             $ 10,250                              $10,260
Sep 30,1999              $ 9,970                               $9,979
Oct 31,1999             $ 10,600                              $10,611
Nov 30,1999             $ 10,810                              $10,826
Dec 31,1999             $ 11,443                              $11,464

   Vantagepoint 500 Stock Index Fund
   Average Annual Total Return for the periods ended December 31, 1999

                                    Class I Shares           Class II Shares

   One Year                              20.5%                    20.7%
   Since Inception                       25.1%                    25.4%

   Fund Inception Date               June 2, 1997             June 2, 1997
   Fund Registration Date           March 1, 1999            April 5, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading.





--------------------------------------------------------------------------------

Broad Market Index Fund


   Vantagepoint Broad Market Index Fund Class I vs. Wilshire 5000 Index Growth of $10,000 Invested March 1, 1999


                                     [GRAPH]

              Vantagepoint Broad Market           Wilshire 5000 Index
                 Index Fund Class I

Mar-99                  10,000.00                           10,000
Mar-99                  10,390.00                           10,386
Apr-99                  10,880.00                      10,883.4894
May-99                  10,660.00                     10,645.14098
Jun-99                  11,220.00                     11,196.55929
Jul-99                  10,870.00                     10,837.14973
Aug-99                  10,770.00                     10,736.36424
Sep-99                  10,510.00                     10,456.14513
Oct-99                  11,150.00                     11,121.15596
Nov-99                  11,520.00                     11,493.71469
Dec-99                $ 12,407.00                           12,366

   Vantagepoint Broad Market Index Fund Class II vs. Wilshire 5000 Index Growth of $10,000 Invested April 5, 1999

                              [GRAPH]

         Vantagepoint Broad Market         Wilshire 5000 Index
            Index Fund Class II

Apr-99             $10,000.00                      $10,000.00
Apr-99             $10,410.00                      $10,424.00
May-99             $10,210.00                      $10,195.71
Jun-99             $10,750.00                      $10,723.85
Jul-99             $10,410.00                      $10,379.62
Aug-99             $10,320.00                      $10,283.09
Sep-99             $10,070.00                      $10,014.70
Oct-99             $10,690.00                      $10,651.63
Nov-99             $11,040.00                      $11,008.46
Dec-99             $11,901.00                     $11,844.000


   Vantagepoint Broad Market Index Fund
   Average Annual Total Return for the periods ended December 31, 1999

                                   Class I Shares             Class II Shares

   One Year                             23.4%                      23.8%
   Three Years                          25.6%                      25.9%
   Five Years                           26.4%                      26.7%
   Ten Years                            16.7%                      17.0%

   Fund Inception Date             November 1, 1988          November 1, 1988
   Fund Registration Date           March 1, 1999             April 5, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading.

Mid/Small Company Index Fund


   Vantagepoint Mid/Small Company Index Fund Class I vs. Wilshire 4500 Index Growth of $10,000 Invested March 1, 1999


                                    [GRAPH]

                 Vantagepoint Mid/Small             Wilshire 4500 Index
               Company Index Fund Class I
 Mar 1,1999             10,000.00                                 10,000
Mar 31,1999             10,370.00                                 10,390
Apr 30,1999             11,190.00                             11,219.122
May 31,1999             11,140.00                           11,121.51564
Jun 30,1999             11,610.00                            11,588.6193
Jul 31,1999             11,230.00                           11,237.48413
Aug 31,1999             10,980.00                           10,957.67078
Sep 30,1999             10,870.00                           10,872.20094
Oct 31,1999             11,430.00                           11,427.77041
Nov 30,1999             12,370.00                           12,349.99148
Dec 31,1999           $ 14,090.00                                 14,052


   Vantagepoint Mid/Small Company Index Fund Class II vs. Wilshire 4500 Index Growth of $10,000 Invested April 5, 1999


                              [GRAPH]


                 Vantagepoint Mid/Small            Wilshire 4500 Index
               Company Index Fund Class II
 Apr 5,1999             10,000.00                                 10,000
Apr 30,1999             10,760.00                              10,760.07
May 31,1999             10,720.00                           10,666.45739
Jun 30,1999             11,170.00                            11,114.4486
Jul 31,1999             10,810.00                           10,777.68081
Aug 31,1999             10,560.00                           10,509.31656
Sep 30,1999             10,460.00                           10,427.34389
Oct 31,1999             11,000.00                           10,960.18116
Nov 30,1999             11,910.00                           11,844.66778
Dec 31,1999           $ 13,564.00                                 13,477

   Vantagepoint Mid/Small Company Index Fund
   Average Annual Total Return for the periods ended December 31, 1999

                                      Class I Shares           Class II Shares

   One Year                                33.1%                    33.4%
   Since Inception                         22.5%                    22.8%

   Fund Inception Date                 June 2, 1997             June 2, 1997
   Fund Registration Date              March 1, 1999            April 5, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading.




--------------------------------------------------------------------------------

Overseas Equity Index Fund


   Vantagepoint Overseas Equity Index Fund Class I vs. Morgan Stanley Capital International Europe Australia and Far East Free Index
   Growth of $10,000 Invested March 1, 1999


                                     [GRAPH]


               Vantagepoint Overseas Equity     MSCI EAFE Free Index
                    Index Fund Class I
 Mar 1, 1999              10,000.00                             10,000
Mar 31, 1999              10,420.00                             10,415
Apr 30, 1999              10,840.00                        10,843.0565
May 31, 1999              10,270.00                       10,279.21756
Jun 30, 1999              10,650.00                       10,677.02328
Jul 31, 1999              10,950.00                       10,997.33398
Aug 31, 1999              11,000.00                       11,038.02412
Sep 30, 1999              11,100.00                       11,150.61196
Oct 31, 1999              11,520.00                       11,569.87497
Nov 30, 1999              11,920.00                       11,973.66361
Dec 31, 1999             $13,003.00                        $13,050.00

   Vantagepoint Overseas Equity Index Fund Class II vs. Morgan Stanley Capital International Europe Australia and Far East Free Index
   Growth of $10,000 Invested April 5, 1999


                                     [GRAPH]


                Vantagepoint Overseas          MSCI EAFE Free Index
             Equity Index Fund Class II
Apr 5, 1999               10,000                             10,000
Apr 30, 1999              10,380                             10,360
May 31, 1999               9,840                           9,821.28
Jun 30, 1999              10,200                       10,201.36354
Jul 31, 1999              10,500                       10,507.40444
Aug 31, 1999              10,530                       10,546.28184
Sep 30, 1999              10,630                       10,653.85391
Oct 31, 1999              11,030                       11,054.43882
Nov 30, 1999              11,410                       11,440.23874
Dec 31, 1999          $12,459.00                         $12,469.00


   Vantagepoint Overseas Equity Index Fund
   Average Annual Total Return for the periods ended December 31, 1999

                                      Class I Shares            Class II Shares

   One Year                               26.2%                     26.5%
   Since Inception                        15.2%                     15.5%

   Fund Inception Date                 June 2, 1997              June 2, 1997
   Fund Registration Date              March 1, 1999             April 5, 1999

   Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

   The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                               December 31, 1999

                           Aggressive                                    Growth &
                          Opportunities International      Growth         Income
                          ------------- -------------  --------------  ------------
ASSETS:
Securities, at market
 value..................  $718,957,580  $318,181,495   $3,641,142,770  $246,691,491
 Cash...................     7,317,028           --               --            --
Cash denominated in
 foreign currencies.....           --        176,022              --            --
Receivable for:
 Dividends..............       199,555        89,307        1,658,183       144,715
 Interest...............       671,263        12,283        1,462,792        52,194
 Investments sold.......     1,893,138        52,259        7,040,116     2,834,131
 Fund shares sold.......       738,687       741,614          239,507       167,285
 Recoverable foreign
  taxes.................            48       143,054            2,349           --
 Due from investment
  advisor...............           --            --               --            --
Gross unrealized gain on
 forward foreign
 currency exchange
 contracts..............           --         18,189              --            --
Prepaid insurance.......           --            --               --            --
                          ------------  ------------   --------------  ------------
 Total Assets...........   729,777,299   319,414,223    3,651,545,717   249,889,816
                          ------------  ------------   --------------  ------------
LIABILITIES:
Payable for:
 Investments purchased..     1,317,663        32,864        2,880,459       866,142
 Fund shares redeemed...           --         76,691          819,807       134,394
 Variation margin on
  futures contracts.....           --            --               --            --
 Collateral for
  securities loaned.....    95,345,608     1,339,044      279,422,359    13,372,136
Administrative services
 fees...................        20,691        12,205          141,851         9,697
Advisory fees...........        48,821        24,553          267,111        18,914
Subadvisor fees.........       906,615       480,546        3,882,096       283,283
Other accrued expenses..       633,133       108,807        2,436,559       142,792
Gross unrealized loss on
 forward foreign
 currency exchange
 contracts..............           --        402,504               95           --
                          ------------  ------------   --------------  ------------
 Total Liabilities......    98,272,531     2,477,214      289,850,337    14,827,358
                          ------------  ------------   --------------  ------------
NET ASSETS..............  $631,504,768  $316,937,009   $3,361,695,380  $235,062,458
                          ============  ============   ==============  ============
NET ASSETS REPRESENTED
 BY:
Paid-in capital.........  $402,899,619  $236,883,760   $2,519,585,625  $183,220,818
Net unrealized
 appreciation
 (depreciation) on
 investments, open
 futures contracts and
 foreign currency
 related translations...   191,520,095    79,828,295      794,306,469    46,281,232
Undistributed net
 investment income
 (loss).................           --     (1,190,221)      (1,271,532)       11,539
Accumulated net realized
 gain (loss) on
 investments, open
 futures contracts and
 foreign currency
 related translations...    37,085,054     1,415,175       49,074,818     5,548,869
                          ------------  ------------   --------------  ------------
NET ASSETS..............  $631,504,768  $316,937,009   $3,361,695,380  $235,062,458
                          ============  ============   ==============  ============
CAPITAL SHARES:
Net Assets..............  $631,504,768  $316,937,009   $3,361,695,380  $235,062,458
Shares Outstanding......    39,923,614    23,038,928      254,496,814    19,832,519
Net Asset Value,
 offering and redemption
 price per share (net
 assets divided by
 shares outstanding)....  $      15.82  $      13.76   $        13.21  $      11.85
Net Assets--Class I.....           N/A           N/A              N/A           N/A
Shares Outstanding--
 Class I................           N/A           N/A              N/A           N/A
Net Asset Value--Class
 I, offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding)...........           N/A           N/A              N/A           N/A
Net Assets--Class II....           N/A           N/A              N/A           N/A
Shares Outstanding--
 Class II...............           N/A           N/A              N/A           N/A
Net Asset Value--Class
 II, offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding)...........           N/A           N/A              N/A           N/A
Cost of investments.....  $527,437,485  $237,960,591   $2,846,836,261  $200,410,259
Cost of cash denominated
 in foreign currencies..  $        --   $    172,776   $          --   $        --

------
* Investment in Master Investment Portfolio (Note 1)
N/ANot Applicable

                       See Notes to Financial Statements.

   Equity         Asset      U.S. Treasury    Money      Overseas      Mid/Small      Broad       500 Stock        Core
   Income       Allocation    Securities     Market    Equity Index  Company Index Market Index     Index       Bond Index
------------  -------------- ------------- ----------- ------------  ------------- ------------  ------------  ------------
$507,682,573  $1,197,006,332  $85,478,926  $76,016,938 $56,979,575*   $30,500,495* $682,056,351* $253,953,388* $309,548,899*
   1,720,329       4,023,790          --           --          --             --            --            --            --
         --              --           --           --          --             --            --            --            --
   1,194,374         558,619          --           --          --             --            --            --            --
     101,598       6,101,455    1,256,804      347,317         --             --            --            --            --
     930,228             --           --           --          --             --            --            --            --
       9,058          40,394      522,139      443,964     119,971        356,049       766,285       728,256       536,281
       7,179           8,147          --           --          --             --            --            --            --
         --              --           --         3,144         --             --            --            --            --
         --              --           --           --          --             --            --            --            --
         --              --           --           --          143             39           742           847           223
------------  --------------  -----------  ----------- -----------    -----------  ------------  ------------  ------------
 511,645,339   1,207,738,737   87,257,869   76,811,363  57,099,689     30,856,583   682,823,378   254,682,491   310,085,403
------------  --------------  -----------  ----------- -----------    -----------  ------------  ------------  ------------
         --              --           --           --          --             --            --            --            --
     348,746         248,419       25,192          --          --             --            --          9,079        93,185
         --          663,150          --           --          --             --            --            --            --
  23,865,694     104,866,201   10,673,250          --          --             --            --            --            --
      19,341          39,201        3,355        3,076       2,134          1,003        14,224         8,887        12,710
      40,535          92,689        6,434        6,135       2,257          1,180        27,867        10,525        13,018
     419,163         826,687       17,862        2,375         --             --            --            --            --
     261,665         900,974       63,980       26,907      56,247         10,153       140,931        45,997        71,813
         --              --           --           --          --             --            --            --            --
------------  --------------  -----------  ----------- -----------    -----------  ------------  ------------  ------------
  24,955,144     107,637,321   10,790,073       38,493      60,638         12,336       183,022        74,488       190,726
------------  --------------  -----------  ----------- -----------    -----------  ------------  ------------  ------------
$486,690,195  $1,100,101,416  $76,467,796  $76,772,870 $57,039,051    $30,844,247  $682,640,356  $254,608,003  $309,894,677
============  ==============  ===========  =========== ===========    ===========  ============  ============  ============
$494,966,052  $  820,709,613  $82,561,522  $76,772,870 $45,822,704    $23,729,540   569,083,552  $227,504,728  $330,455,061
 (11,498,494)    278,133,924   (2,765,260)         --   11,310,056      6,371,938   107,228,722    26,622,904   (18,644,821)
      18,366          27,591        2,992          --     (282,660)         2,017        39,956         1,401       (15,557)
   3,204,271       1,230,288   (3,331,458)         --      188,951        740,752     6,288,126       478,970    (1,900,006)
------------  --------------  -----------  ----------- -----------    -----------  ------------  ------------  ------------
$486,690,195  $1,100,101,416  $76,467,796  $76,772,870 $57,039,051    $30,844,247  $682,640,356  $254,608,003  $309,894,677
============  ==============  ===========  =========== ===========    ===========  ============  ============  ============
$486,690,195  $1,100,101,416  $76,467,796  $76,772,870         N/A            N/A           N/A           N/A           N/A
  67,988,433     104,874,487    8,052,365   76,772,870         N/A            N/A           N/A           N/A           N/A
$       7.16  $        10.49  $      9.50  $      1.00         N/A            N/A           N/A           N/A           N/A
         N/A             N/A          N/A          N/A $48,416,034    $21,548,087  $519,588,531  $135,371,590  $261,606,823
         N/A             N/A          N/A          N/A   3,797,884      1,547,779    42,538,784    11,427,884    27,795,724
         N/A             N/A          N/A          N/A $     12.75    $     13.92  $      12.21  $      11.85  $       9.41
         N/A             N/A          N/A          N/A $ 8,623,017    $ 9,296,160  $163,051,825  $119,236,413  $ 48,287,854
         N/A             N/A          N/A          N/A     707,622        695,240    13,963,480    10,532,398     5,118,265
         N/A             N/A          N/A          N/A $     12.19    $     13.37  $      11.68  $      11.32  $       9.43
$519,181,067  $  913,155,814  $88,244,186  $76,016,938 $45,787,031    $24,162,669  $589,084,983  $227,555,855  $328,193,720
$        --   $          --   $       --   $       --          N/A            N/A           N/A           N/A           N/A

                               VANTAGEPOINT FUNDS

                            Statements of Operations
 For the period from March 1, 1999 (commencement of operations) to December 31,
                                      1999

                    Aggressive                                 Growth &                      Asset     U.S. Treasury   Money
                   Opportunities  International    Growth       Income     Equity Income  Allocation    Securities     Market
                   -------------  ------------- ------------  -----------  -------------  -----------  ------------- ----------
INVESTMENT
 INCOME:
Dividends.......   $  1,002,264    $ 4,040,897  $ 13,803,496  $ 1,382,422  $ 11,973,644   $ 5,768,396   $       --   $      --
Interest+.......      1,807,886        385,169     4,503,877      321,653       774,354    25,831,987     4,083,660   2,854,980
Foreign taxes
 withheld on
 dividends......           (144)      (414,672)      (30,984)      (8,346)       (5,650)      (11,701)          --          --
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
Total investment
 income.........      2,810,006      4,011,394    18,276,389    1,695,729    12,742,348    31,588,682     4,083,660   2,854,980
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
EXPENSES:
Audit...........          6,234          3,776        46,218        2,475        10,030        19,384         1,604       1,071
Legal...........          5,544          3,359        41,146        2,192         8,942        17,278         1,432         952
Directors.......          2,283          1,384        16,974          898         3,696         7,139           594         392
Subadvisor......      2,620,677      1,070,793     7,078,266      623,418     1,124,124     2,629,412        82,696         --
Custodian.......        167,759        258,085       653,219       95,083       105,187       201,172        30,913      17,105
Advisory........        350,300        199,287     2,252,774      152,321       450,624       909,447        69,142      55,234
Fund services...        522,822        299,115     3,460,472      227,483       671,535     1,355,685       102,986      82,397
Printing........          7,828          4,691        57,529        3,181        12,353        23,945         1,960       1,342
Registration....         13,843          8,402       103,316        5,387        22,611        43,600         3,640       2,380
Investor
 services.......        699,285        401,347     4,630,102      304,143       899,047     1,814,651       137,921     110,241
Administration..         83,255         53,068       415,573       40,189       103,085       194,282        18,194      14,557
Insurance.......          8,314          5,018        61,134        3,374        13,134        25,457         2,086       1,409
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
Total expenses
 before
 reductions and
 reimbursements..     4,488,144      2,308,325    18,816,723    1,460,144     3,424,368     7,241,452       453,168     287,080
Less
 reductions.....         (1,863)       (23,682)     (272,692)     (29,268)      (34,919)          --            --          --
Less
 reimbursements..           --             --            --           --            --            --            --      (27,859)
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
Total expenses
 net of
 reductions and
 reimbursements..     4,486,281      2,284,643    18,544,031    1,430,876     3,389,449     7,241,452       453,168     259,221
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
NET INVESTMENT
 INCOME (LOSS)..     (1,676,275)     1,726,751      (267,642)     264,853     9,352,899    24,347,230     3,630,492   2,595,759
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Net realized
 gain (loss) on
 sale of
 investments....     57,196,081      8,954,854   225,384,894   14,267,087   113,699,336    10,844,908    (3,408,247)        --
Net realized
 gain (loss) on
 futures and
 foreign
 currency
 transactions...            --         (53,055)         (431)         --            --      3,242,006           --          --
Net change in
 unrealized
 appreciation
 (depreciation)
 of
 investments....    172,263,797     81,331,882   740,080,086   25,098,409  (145,838,039)   55,077,464      (824,982)        --
Net change in
 unrealized
 appreciation
 (depreciation)
 on futures and
 foreign
 currency
 transactions...            --        (554,718)          (40)         --            --     (4,045,868)          --          --
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
NET GAIN (LOSS)
 ON
 INVESTMENTS....    229,459,878     89,678,963   965,464,509   39,365,496   (32,138,703)   65,118,510    (4,233,229)        --
                   ------------    -----------  ------------  -----------  ------------   -----------   -----------  ----------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS.....   $227,783,603    $91,405,714  $965,196,867  $39,630,349  $(22,785,804)  $89,465,740   $  (602,737) $2,595,759
                   ============    ===========  ============  ===========  ============   ===========   ===========  ==========
------
 + Interest
   income
   includes
   securities
   lending
   income of:      $    361,796    $    46,478  $    896,542  $    27,887  $     66,199   $   228,975   $    23,748         N/A

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
 For the period from March 1, 1999 (commencement of operations) to December 31,
                                      1999

                           Overseas
                            Equity       Mid/Small   Broad Market   500 Stock    Core Bond
                             Index     Company Index    Index         Index        Index
                          -----------  ------------- ------------  -----------  -----------
INVESTMENT INCOME:
Dividends*..............  $   801,100   $  182,706   $  5,948,458  $ 1,975,142  $       --
Interest*+..............      121,716       43,523      1,324,471      435,533   15,642,544
Foreign taxes withheld
 on dividends*..........      (83,047)         (33)        (3,550)        (799)         --
Expenses*...............      (32,607)     (13,418)      (381,731)     (81,607)    (193,067)
                          -----------   ----------   ------------  -----------  -----------
Total investment
 income.................      807,162      212,778      6,887,648    2,328,269   15,449,477
                          -----------   ----------   ------------  -----------  -----------
EXPENSES:
Audit...................          731          285          9,933        2,145        5,012
Legal...................          648          253          8,840        1,894        4,467
Directors...............          265          115          3,645          768        1,847
Subadvisor..............       47,147          --             --           --           --
Custodian and
 accounting.............      145,177       19,468         22,275       20,216       20,816
Advisory Class I........       16,017        6,271        198,999       50,864      103,891
Advisory Class II.......        3,308        2,148         50,285       32,227       17,105
Fund services Class I...       48,049       18,549        596,997      147,568      310,823
Fund services Class II..        3,304        2,148         50,281       32,226       17,107
Printing................          923          358         12,398        2,886        6,171
Registration............        1,616          628         22,153        4,503       11,294
Investor services Class
 I......................       48,049       18,549        596,997      147,568      310,823
Investor services Class
 II.....................        3,304        2,148         50,281       32,226       17,107
Administration..........        9,074        6,275        101,799       28,406       41,284
Insurance...............          975          378         13,140        3,048        6,545
                          -----------   ----------   ------------  -----------  -----------
Total expenses..........      328,587       77,573      1,738,023      506,545      874,292
                          -----------   ----------   ------------  -----------  -----------
NET INVESTMENT INCOME
 (LOSS).................      478,575      135,205      5,149,625    1,821,724   14,575,185
                          -----------   ----------   ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on sale of
 investments............      334,172      957,497     12,002,398    1,025,977   (1,900,006)
Net realized gain (loss)
 on futures and foreign
 currency transactions..      169,525          --              (2)          (1)         --
Net change in unrealized
 appreciation
 (depreciation) of
 investments............   11,534,648    6,387,122    103,351,020   29,630,877  (15,452,868)
Net change in unrealized
 appreciation
 (depreciation) on
 futures and foreign
 currency transactions..      117,512       34,112      3,877,702      225,371          --
                          -----------   ----------   ------------  -----------  -----------
NET GAIN (LOSS) ON
 INVESTMENTS............   12,155,857    7,378,731    119,231,118   30,882,224  (17,352,874)
                          -----------   ----------   ------------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $12,634,432   $7,513,936   $124,380,743  $32,703,948  $(2,777,689)
                          ===========   ==========   ============  ===========  ===========
------
 + Interest income
   includes securities
   lending income of:     $       612          N/A            N/A          N/A          N/A
 * Allocated from Master
   Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets
 For the period from March 1, 1999 (commencement of operations) to December 31,
                                      1999

                           Aggressive                                     Growth &
                          Opportunities  International      Growth         Income
                          -------------  -------------  --------------  -------------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income
  (loss)................  $  (1,676,275) $   1,726,751  $     (267,642) $     264,853
 Net realized gain
  (loss) on sale of
  investments and
  futures and foreign
  currency
  transactions..........     57,196,081      8,901,799     225,384,463     14,267,087
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures and foreign
  currency
  transactions..........    172,263,797     80,777,164     740,080,046     25,098,409
                          -------------  -------------  --------------  -------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    227,783,603     91,405,714     965,196,867     39,630,349
                          -------------  -------------  --------------  -------------
Distributions to
 shareholders from:
 Net investment income..            --      (3,382,798)     (1,003,459)      (253,314)
 Net investment income--
  Class I...............            N/A            N/A             N/A            N/A
 Net investment income--
  Class II..............            N/A            N/A             N/A            N/A
 Net realized gain on
  investments...........    (18,434,752)    (7,031,553)   (176,310,076)    (8,718,218)
 Net realized gain on
  investments--Class I..            N/A            N/A             N/A            N/A
 Net realized gain on
  investments--Class
  II....................            N/A            N/A             N/A            N/A
                          -------------  -------------  --------------  -------------
 Total distributions....    (18,434,752)   (10,414,351)   (177,313,535)    (8,971,532)
                          -------------  -------------  --------------  -------------
Capital share
 transactions:
 Capital contributed in
  (Note 1)..............    325,808,786    201,334,158   2,429,323,710    123,094,099
 Proceeds from sales of
  shares................    195,026,455    162,439,326     448,200,363    173,055,236
 Proceeds from sales of
  shares--Class I.......            N/A            N/A             N/A            N/A
 Proceeds from sales of
  shares--Class II......            N/A            N/A             N/A            N/A
 Reinvestment of
  distributions.........     18,434,752     10,414,351     177,313,535      8,971,532
 Reinvestment of
  distributions--Class
  I.....................            N/A            N/A             N/A            N/A
 Reinvestment of
  distributions--Class
  II....................            N/A            N/A             N/A            N/A
 Cost of shares
  redeemed..............   (117,114,076)  (138,242,189)   (481,025,560)  (100,717,226)
 Cost of shares
  redeemed--Class I.....            N/A            N/A             N/A            N/A
 Cost of shares
  redeemed--Class II....            N/A            N/A             N/A            N/A
                          -------------  -------------  --------------  -------------
 Net increase (decrease)
  from capital share
  transactions..........    422,155,917    235,945,646   2,573,812,048    204,403,641
                          -------------  -------------  --------------  -------------
 Total increase
  (decrease) in net
  assets................    631,504,768    316,937,009   3,361,695,380    235,062,458
                          -------------  -------------  --------------  -------------
NET ASSETS at beginning
 of period..............            --             --              --             --
                          -------------  -------------  --------------  -------------
NET ASSETS at end of
 period.................  $ 631,504,768  $ 316,937,009  $3,361,695,380  $ 235,062,458
                          =============  =============  ==============  =============
SHARE TRANSACTIONS:
 Capital shares issued
  from contributed
  capital (Note 1)......     32,580,879     20,133,416     242,932,371     12,292,681
 Number of shares sold..     16,785,801     14,779,081      41,275,834     16,270,052
 Number of shares issued
  through reinvestment
  of dividends and
  distributions.........      1,252,361        809,825      14,450,981        804,622
 Number of shares
  redeemed..............    (10,695,427)   (12,683,394)    (44,162,372)    (9,534,836)
                          -------------  -------------  --------------  -------------
 Net increase (decrease)
  in shares
  outstanding...........     39,923,614     23,038,928     254,496,814     19,832,519
                          =============  =============  ==============  =============
 Capital shares issued
  from contributed
  capital (Note 1)
 Number of shares sold--
  Class I...............            N/A            N/A             N/A            N/A
 Number of shares issued
  through reinvestment
  of dividends and
  distributions--Class
  I.....................            N/A            N/A             N/A            N/A
 Number of shares
  redeemed--Class I.....            N/A            N/A             N/A            N/A
                          -------------  -------------  --------------  -------------
 Net increase (decrease)
  in shares
  outstanding--Class I..            N/A            N/A             N/A            N/A
                          =============  =============  ==============  =============
 Number of shares sold--
  Class II..............            N/A            N/A             N/A            N/A
 Number of shares issued
  through reinvestment
  of dividends and
  distributions--Class
  II....................            N/A            N/A             N/A            N/A
 Number of shares
  redeemed--Class II....            N/A            N/A             N/A            N/A
                          -------------  -------------  --------------  -------------
 Net increase (decrease)
  in shares
  outstanding--Class
  II....................            N/A            N/A             N/A            N/A
                          =============  =============  ==============  =============

                       See Notes to Financial Statements.

                                    U.S.                     Overseas     Mid/Small
                    Asset         Treasury                    Equity       Company     Broad Market    500 Stock      Core Bond
Equity Income     Allocation     Securities   Money Market     Index        Index          Index         Index          Index
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
$   9,352,899   $   24,347,230  $  3,630,492  $  2,595,759  $   478,575  $    135,205  $   5,149,625  $  1,821,724  $  14,575,185
  113,699,336       14,086,914    (3,408,247)          --       503,697       957,497     12,002,396     1,025,976     (1,900,006)
(145,838,039)       51,031,596      (824,982)          --    11,652,160     6,421,234    107,228,722    29,856,248    (15,452,868)
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
  (22,785,804)      89,465,740      (602,737)    2,595,759   12,634,432     7,513,936    124,380,743    32,703,948     (2,777,689)
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
   (9,334,533)     (24,319,580)   (3,627,500)   (2,595,759)         N/A           N/A            N/A           N/A            N/A
          N/A              N/A           N/A           N/A     (633,500)      (83,412)    (3,616,487)     (838,233)   (12,442,414)
          N/A              N/A           N/A           N/A     (127,735)      (49,776)    (1,493,182)     (982,090)    (2,148,328)
 (110,495,065)     (12,856,685)          --            --           N/A           N/A            N/A           N/A            N/A
          N/A              N/A           N/A           N/A     (265,146)     (151,633)    (4,306,616)     (285,797)           --
          N/A              N/A           N/A           N/A      (49,600)      (65,112)    (1,407,654)     (261,209)           --
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
 (119,829,598)     (37,176,265)   (3,627,500)   (2,595,759)  (1,075,981)     (349,933)   (10,823,939)   (2,367,329)   (14,590,742)
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
  541,621,977    1,046,354,487    89,299,259    56,664,093   41,378,264    13,532,687    533,356,978   117,397,703    275,105,261
  191,192,237      113,896,206    35,576,998    61,997,813          N/A           N/A            N/A           N/A            N/A
          N/A              N/A           N/A           N/A   37,975,528    25,395,723     58,618,494    59,067,057    140,144,642
          N/A              N/A           N/A           N/A   18,768,185    12,181,329    149,832,461   133,583,156     56,728,538
  119,829,598       37,176,265     3,627,500     2,595,759          N/A           N/A            N/A           N/A            N/A
          N/A              N/A           N/A           N/A      898,646       235,046      7,923,094     1,124,032     12,442,414
          N/A              N/A           N/A           N/A      177,335       114,887      2,900,838     1,243,297      2,148,328
 (223,338,215)    (149,615,017)  (47,805,724)  (44,484,795)         N/A           N/A            N/A           N/A            N/A
          N/A              N/A           N/A           N/A  (42,051,145)  (22,780,342)  (171,048,154)  (62,374,853)  (151,357,685)
          N/A              N/A           N/A           N/A  (11,666,213)   (4,999,086)   (12,500,159)  (25,769,008)    (7,948,390)
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
  629,305,597    1,047,811,941    80,698,033    76,772,870   45,480,600    23,680,244    569,083,552   224,271,384    327,263,108
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
  486,690,195    1,100,101,416    76,467,796    76,772,870   57,039,051    30,844,247    682,440,356   254,608,003    309,894,677
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
          --               --            --            --           --            --             --            --             --
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
$ 486,690,195   $1,100,101,416  $ 76,467,796  $ 76,772,870  $57,039,051  $ 30,844,247  $ 682,640,356  $254,608,003  $ 309,894,677
=============   ==============  ============  ============  ===========  ============  =============  ============  =============
   54,162,198      104,635,449     8,929,926    56,664,093          N/A           N/A            N/A           N/A            N/A
   19,035,304       11,108,685     3,598,456    61,997,813          N/A           N/A            N/A           N/A            N/A
   16,997,106        3,598,864       372,553     2,595,759          N/A           N/A            N/A           N/A            N/A
  (22,206,175)     (14,468,511)   (4,848,570)  (44,484,795)         N/A           N/A            N/A           N/A            N/A
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
   67,988,433      104,874,487     8,052,365    76,772,870          --            --             --            --             --
=============   ==============  ============  ============  ===========  ============  =============  ============  =============
                                                              4,137,826     1,353,269     53,335,698    11,739,770     25,510,526
          N/A              N/A           N/A           N/A    3,572,616     2,139,608      4,802,050     5,491,465     14,162,974
          N/A              N/A           N/A           N/A       73,062        18,123        676,609        98,083      1,286,119
          N/A              N/A           N/A           N/A   (3,985,620)   (1,963,221)   (16,275,573)   (5,901,434)   (15,163,895)
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
          N/A              N/A           N/A           N/A    3,797,884     1,547,779     42,538,784    11,427,884     27,795,724
=============   ==============  ============  ============  ===========  ============  =============  ============  =============
          N/A              N/A           N/A           N/A    1,820,160     1,130,206     14,891,457    12,881,383      5,710,224
          N/A              N/A           N/A           N/A       15,097         9,220        259,235       113,543        222,576
          N/A              N/A           N/A           N/A   (1,127,635)     (444,186)    (1,187,212)   (2,462,528)      (814,535)
-------------   --------------  ------------  ------------  -----------  ------------  -------------  ------------  -------------
          N/A              N/A           N/A           N/A      707,622       695,240     13,963,480    10,532,398      5,118,265
=============   ==============  ============  ============  ===========  ============  =============  ============  =============

                               VANTAGEPOINT FUNDS

                              Financial Highlights
 For the period from March 1, 1999 (commencement of operations) to December 31,
                                     1999.
                (For a share outstanding throughout each period)

                           Aggressive                              Growth &   Equity      Asset     U.S. Treasury  Money
                          Opportunities International   Growth      Income    Income    Allocation   Securities   Market
                          ------------- ------------- ----------   --------  --------   ----------  ------------- -------
Net Asset Value,
 beginning of period....    $  10.00      $  10.00    $    10.00   $  10.00  $  10.00   $    10.00     $ 10.00    $  1.00
Income from investment
 operations:
 Net investment income
  (loss)................       (0.04)         0.08          0.00*      0.01      0.18         0.24        0.44       0.04
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........        6.34          4.15          3.95       2.31     (0.68)        0.62       (0.50)      0.00
                            --------      --------    ----------   --------  --------   ----------     -------    -------
Total from investment
 operations.............        6.30          4.23          3.95       2.32     (0.50)        0.86       (0.06)      0.04
                            --------      --------    ----------   --------  --------   ----------     -------    -------
Less distributions:
 From net investment
  income................       (0.00)        (0.15)        (0.00)*    (0.01)    (0.18)       (0.24)      (0.44)     (0.04)
 From net realized
  gains.................       (0.48)        (0.32)        (0.74)     (0.46)    (2.16)       (0.13)      (0.00)     (0.00)
                            --------      --------    ----------   --------  --------   ----------     -------    -------
Total distributions.....       (0.48)        (0.47)        (0.74)     (0.47)    (2.34)       (0.37)      (0.44)     (0.04)
                            --------      --------    ----------   --------  --------   ----------     -------    -------
Net Asset Value, end of
 period.................    $  15.82      $  13.76    $    13.21   $  11.85  $   7.16   $    10.49     $  9.50    $  1.00
                            ========      ========    ==========   ========  ========   ==========     =======    =======
Total return++..........       63.39%        42.62%        40.03%     23.50%    (4.60)%       8.61%      (0.66)%     4.00%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........    $631,505      $316,937    $3,361,695   $235,062  $486,690   $1,100,101     $76,468    $76,773
 Number of shares
  outstanding, end of
  period (000)..........      39,924        23,039       254,497     19,833    67,988      104,874       8,052     76,773
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...        1.28%         1.12%         0.80%      0.94%     0.75%        0.80%       0.66%      0.55%
 Ratio of net investment
  income (loss) to
  average net assets+...       (0.48)%        0.86%        (0.01)%     0.17%     2.08%        2.68%       5.26%      4.70%
Portfolio turnover++....          50%           29%          129%        51%       77%           6%        176%       N/A
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........        1.28%         1.14%         0.81%      0.96%     0.76%         N/A         N/A       0.60%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........       (0.48)%        0.84%        (0.02)%     0.15%     2.07%         N/A         N/A       4.65%

------
  * --Rounds to less than .01
  + --Annualized
 ++ --Not annualized


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Overseas Equity Index              Mid/Small Company Index               Broad Market Index
                     ----------------------------------- ----------------------------------- -----------------------------------
                      For the Period    For the Period    For the Period    For the Period    For the Period    For the Period
                       From March 1,     From April 5,     From March 1,     From April 5,     From March 1,     From April 5,
                        1999 (com-        1999 (com-        1999 (com-        1999 (com-        1999 (com-        1999 (com-
                       mencement of      mencement of      mencement of      mencement of      mencement of      mencement of
                      operations) to    operations) to    operations) to    operations) to    operations) to    operations) to
                     December 31, 1999 December 31, 1999 December 31, 1999 December 31, 1999 December 31, 1999 December 31, 1999
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                          Class I          Class II           Class I          Class II           Class I          Class II
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
Net Asset Value,
 beginning of
 period..........         $ 10.00           $10.00            $ 10.00           $10.00           $  10.00          $  10.00
Income from
 investment
 operations:
 Net investment
  income (loss)..            0.11             0.15               0.06             0.07               0.10              0.09
 Net realized and
  unrealized gain
  (loss) on
  investments and
  futures and
  foreign
  currency
  transactions...            2.88             2.30               4.02             3.48               2.30              1.80
                          -------           ------            -------           ------           --------          --------
Total from
 investment
 operations......            2.99             2.45               4.08             3.55               2.40              1.89
                          -------           ------            -------           ------           --------          --------
Less
 distributions:
 From net
  investment
  income.........           (0.17)           (0.19)             (0.06)           (0.08)             (0.09)            (0.11)
 From net
  realized
  gains..........           (0.07)           (0.07)             (0.10)           (0.10)             (0.10)            (0.10)
                          -------           ------            -------           ------           --------          --------
Total
 distributions...           (0.24)           (0.26)             (0.16)           (0.18)             (0.19)            (0.21)
                          -------           ------            -------           ------           --------          --------
Net Asset Value,
 end of period...         $ 12.75           $12.19            $ 13.92           $13.37           $  12.21          $  11.68
                          =======           ======            =======           ======           ========          ========
Total return++...           30.03%           24.59%             40.90%           35.64%             24.07%            19.01%
Ratios/Supplemental
 data:
 Net assets, end
  of period
  (000)..........         $48,416           $8,623            $21,548           $9,296           $519,581          $163,050
 Number of shares
  outstanding,
  end of period
  (000)..........           3,798              708              1,548              695             42,539            13,963
Ratios to average
 net assets:
 Ratio of
  expenses to
  average net
  assets+........            0.95%            0.75%              0.60%            0.40%              0.46%             0.26%
 Ratio of net
  investment
  income (loss)
  to average net
  assets+........            1.17%            1.53%              0.75%            0.97%              0.99%             1.18%
Portfolio
 turnover++......             N/A              N/A                N/A              N/A                N/A               N/A
(1) Ratio of
    expenses to
    average net
    assets prior
    to expense
    reductions
    and
    reimbursed
    expenses+....             N/A              N/A                N/A              N/A                N/A               N/A
(2) Ratio of net
    investment
    income (loss)
    to average
    net assets
    prior to
    expense
    reductions
    and
    reimbursed
    expenses+....             N/A              N/A                N/A              N/A                N/A               N/A

------
   + --Annualized
  ++ --Not annualized

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                    500 Stock Index                     Core Bond Index
                          ----------------------------------- -----------------------------------
                           For the Period    For the Period    For the Period    For the Period
                            From March 1,     From April 5,     From March 1,     From April 5,
                             1999 (com-        1999 (com-        1999 (com-        1999 (com-
                            mencement of      mencement of      mencement of      mencement of
                           operations) to    operations) to    operations) to    operations) to
                          December 31, 1999 December 31, 1999 December 31, 1999 December 31, 1999
                          ----------------- ----------------- ----------------- -----------------
                               Class I          Class II           Class I          Class II
                          ----------------- ----------------- ----------------- -----------------
Net Asset Value,
 beginning of period....      $  10.00          $  10.00          $  10.00           $ 10.00
Income from investment
 operations:
 Net investment income
  (loss)................          0.09              0.08              0.49              0.45
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........          1.86              1.36             (0.59)            (0.57)
                              --------          --------          --------           -------
Total from investment
 operations.............          1.95              1.44             (0.10)            (0.12)
                              --------          --------          --------           -------
Less distributions:
 From net investment
  income................         (0.07)            (0.09)            (0.49)            (0.45)
 From net realized
  gains.................         (0.03)            (0.03)            (0.00)            (0.00)
                              --------          --------          --------           -------
Total distributions.....         (0.10)            (0.12)            (0.49)            (0.45)
                              --------          --------          --------           -------
Net Asset Value, end of
 period.................      $  11.85          $  11.32          $   9.41           $  9.43
                              ========          ========          ========           =======
Total return............         19.52%            14.44%            (1.05)%           (1.19)%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........      $135,372          $119,236          $261,607           $48,288
 Number of shares
  outstanding, end of
  period (000)..........        11,428            10,532            27,796             5,118
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...          0.44%             0.24%             0.47%             0.27%
 Ratio of net investment
  income (loss) to
  average net assets+...          1.04%             1.23%             5.99%             6.26%
Portfolio turnover++....           N/A               N/A               N/A               N/A
(1) Ratio of expenses to
    average net assets
    prior to expense
    reductions and
    reimbursed
    expenses+...........           N/A               N/A               N/A               N/A
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    expense reductions
    and reimbursed
    expenses+...........           N/A               N/A               N/A               N/A

------
   + --Annualized
  ++ --Not annualized

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       NOTES TO THE FINANCIAL STATEMENTS

1. Significant Accounting Policies

  The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware Business Trust. The Company commenced operations on March 1, 1999 by acquiring all of the assets of certain funds of the ICMA Retirement Trust (the "Trust"). The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth and Income Fund, the Equity Income Fund, the Asset Allocation Fund and the U.S. Treasury Securities Fund (the "Funds") and the Overseas Equity Index Fund, the Mid/Small Company Index Fund, the Broad Market Index Fund, the 500 Stock Index Fund, and the Core Bond Index Fund (the "Index Funds") on March 1, 1999 at $10.00 per share. The Money Market Fund commenced operations on March 1, 1999. Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. As of October 1, 1999, the Overseas Equity Index Fund invests all of its assets in the International Index Master Portfolio. Prior to October 1, 1999, the Overseas Equity Index Fund invested directly in individual portfolio securities. Barclays Global Fund Advisors (BGFA) is the investment adviser for the Master Portfolios. The Index Funds invest in the following Master Portfolios:

            Index Fund       Invests in  Master Portfolio
            ----------       ---------- -------------------
            Overseas Equity    -----    International Index
            Mid/Small
             Company           -----    Extended Index
            Broad Market       -----    US Equity Index
            500 Stock          -----    S&P 500 Index
            Core Bond          -----    Bond Index

  The financial statements of the Master Portfolios, including their Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

  The Funds offer a single class of shares, which commenced operations on March 1, 1999. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. Class I Shares commenced operations on March 1, 1999. Class II Shares commenced operations on April 5, 1999. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily average net assets of each class. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Capital gain distributions are allocated to each class pro rata, based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in accordance with generally accepted accounting principles for the investment company industry. In the preparation of financial statements management made estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                               VANTAGEPOINT FUNDS

 Investment Policy and Security Valuation

  The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects that Index Fund's interest in the net assets of that Master Portfolio (89.56%, 15.07%, 99.83%, 5.26% and 69.65%) for
the International Index, Extended Index, US Equity Index, S&P 500 Index and Bond Index Master Portfolios respectively, as of December 31, 1999. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

  The equity securities of each Fund are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued using pricing matrices obtained through Merrill Lynch and other commercial pricing services. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.

  The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio Institutional Class, whose investment adviser is AIM Advisors, Inc. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value. The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, however, there is no guarantee that it will be able to do so.

  The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of transactions. The effect of foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

 Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Core Bond Index Fund and U.S. Treasury Securities Fund are declared and distributed monthly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Dividends to shareholders from net investment income of the remaining Funds and Index Funds are declared and distributed annually. Distributions to shareholders from any net realized capital gains are generally declared and distributed annually, normally in December.

                               VANTAGEPOINT FUNDS

 Federal Income Taxes

  The Company intends to qualify as a regulated investment company under Subchapter M of the Code for federal tax purposes. Accordingly, each Fund and Index Fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal taxes was required.

  At December 31, 1999, the U.S. Treasury Securities Fund and Core Bond Index Fund had net capital loss carryforwards of $2,824,066 and $1,488,478, respectively, that expire in 2007.

  In accordance with generally accepted accounting principles, the following reclassifications were made to the Funds below in order to present the Funds' capital accounts on a tax basis. These reclassifications had no impact on the net asset value of the Funds.

                                             Undistributed      Accumulated net realized
                       Paid-in capital   Net investment income Gain/(loss) on investments
                     Increase/(decrease)  Increase/(decrease)     Increase/(decrease)
                     ------------------- --------------------- --------------------------
   Aggressive
    Opportunities         $    --              1,676,275              $(1,676,275)
   International           (10,755)              465,826                 (455,071)
   Growth                      --                   (431)                     431
   Asset Allocation            --                    (59)                      59
   US Treasury
    Securities             (76,789)                  --                    76,789
   Overseas Equity
    Index                      --                157,120                 (157,120)

 Futures Contracts

  The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount of risk under such futures may exceed the amounts reflected in the financial statements. As of December 31, 1999, the Asset Allocation Fund had the following open futures contracts:

                               VANTAGEPOINT FUNDS

                                                               Net Unrealized
 Number of                           Expiration    Notional    Appreciation/
  Contracts           Type              Date    Contract Value (Depreciation)
 ----------           ----           ---------- -------------- --------------
 Open Purchase Contracts:
 1,175,000   CBT U.S. Treasury Bonds March 2000  $106,851,156   $(2,997,456)
 Open Sale Contracts:
 22,250      S&P 500 Index           March 2000  $ 33,023,450   $(1,048,412)
                                                                -----------
                      Total Unrealized Depreciation on Futures  $(4,045,868)
                                                                ===========

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds require that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 are collateralized by U.S. Government Securities. If the custodian or counterparty becomes bankrupt the Funds might be delayed, or may incur a cost or possible losses of principal and income in selling the collateral.

 Forward Foreign Currency Exchange Contracts

  A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of December 31, 1999, the funds had the following open forward foreign currency exchange contracts outstanding:

                               VANTAGEPOINT FUNDS

 International Fund

                 Exchange  Foreign Currency  U.S. Dollar Value   Net Unrealized
Currency           Date     Cost/Proceeds   At December 31, 1999  Gain/(Loss)
--------        ---------- ---------------- -------------------- --------------
Purchase
 Contracts
Euro            01/03/2000    $   97,415         $   97,331        $     (84)
                01/19/2000       487,758            474,294          (13,464)
                01/20/2000     1,560,908          1,470,390          (90,518)
                01/28/2000       507,279            476,960          (30,319)
                02/04/2000        70,975             67,665           (3,310)
                02/28/2000       503,315            497,860           (5,455)
                03/07/2000       174,501            175,501            1,000
                03/23/2000       354,385            336,838          (17,547)
                03/31/2000       344,504            324,444          (20,060)
                05/26/2000       508,452            511,160            2,708
                                                                   ---------
                           Net Loss on Purchase Contracts          $(177,049)

Sale Contracts
Australian
 Dollar          1/19/2000    $  487,758         $  483,867        $   3,891
Canadian
 Dollar         01/28/2000       187,566            191,998        $  (4,432)
                03/07/2000       174,501            179,107           (4,606)
                03/23/2000       354,386            361,275           (6,889)
Great Britain
 Pound          01/28/2000       319,711            310,414        $   9,297
                02/04/2000        70,975             69,682            1,293
Japanese Yen     1/20/2000     1,560,908          1,645,590          (84,682)
                 2/28/2000     1,689,316          1,782,060          (92,744)
                 5/26/2000       508,453            533,390          (24,937)
New Taiwan
 Dollar          3/31/2000       344,505            347,962           (3,457)
                                                                   ---------
                           Net Loss on Sale Contracts               (207,266)
                           Net Unrealized Loss on Forward
                            Foreign Currency Contracts              (384,315)
                                                                   =========

 Growth Fund

                 Exchange  Foreign Currency  U.S. Dollar Value   Net Unrealized
Currency           Date     Cost/Proceeds   At December 31, 1999  Gain/(Loss)
--------        ---------- ---------------- -------------------- --------------
Purchase
 Contracts
Japanese Yen    01/04/2000    $  178,532         $  178,437        $     (95)
                                                                   ---------
                           Net Loss on Sale Contracts                    (95)
                           Net Unrealized Loss on Forward
                            Foreign Currency Contracts             $     (95)
                                                                   =========

  Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements.

                               VANTAGEPOINT FUNDS

2. Agreements and Other Transactions with Affiliates

  Vantagepoint Investment Advisors LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisory services to each of the Funds and Index Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and 0.05% of the average daily net assets of Class I Shares and Class II for the Index Funds. VIA contracts with one or more subadvisers ("Subadvisors") for the day to day management of each of the Funds and Index Funds. Fees paid to each Subadviser by the Funds during the year are based on average net assets under management at contractual rates as follows:

                                                              Assets        Annual
Fund                          Subadviser                      Managed        Fee
----                          ----------                ------------------- ------
Aggressive      First Pacific Advisers                  First $100 million
 Opportunities                                                              0.80%
                                                        Over $100 million   0.75%
                MFS Institutional Advisers, Inc.        Flat fee            0.75%
                TCW Funds Management, Inc.              First $100 million  0.73%
                                                        Next $100 million   0.69%
                                                        Over $200 million   0.67%

International   Capital Guardian Trust Company          First $25 million*  0.75%
                                                        Next $25 million    0.60%
                                                        Next $200 million   0.43%
                                                        Over $250 million   0.38%
                Lazard Assets Management                First $100 million  0.50%
                                                        Over $100 million   0.40%
                Rowe Price Fleming, International, Inc. First $20 million   0.75%
                                                        Next $30 million    0.60%
                                                        Over $50 million    0.50%

Growth          Barclays Global Fund Advisors           First $500 million  0.04%
                                                        Next $500 million   0.02%
                                                        Over $1 billion     0.01%
                Brown Capital Management                First $50 million   0.50%
                                                        Next $50 million    0.40%
                                                        Next $100 million   0.30%
                                                        Next $300 million   0.25%
                                                        Over $500 million   0.20%
                Fidelity Management Trust Company       First $25 million   0.80%
                                                        Over $25 million    0.60%
                TCW Funds Management, Inc.              First $25 million   0.70%
                                                        Next $25 million    0.50%
                                                        Next $50 million    0.45%
                                                        Next $400 million   0.40%
                                                        Over $500 million   0.35%
                Tukman Investment Management            Flat Rate           0.50%
                William Blair & Company, LLC            First $150 million  0.50%
                                                        Next $150 million   0.45%
                                                        Over $300 million   0.40%
Growth and      Capital Guardian Trust Company          First $25 million**
 Income                                                                     0.55%
                                                        Next $25 million    0.40%
                                                        Over $25 million    0.23%

                               VANTAGEPOINT FUNDS

                                                          Assets       Annual
Fund                       Subadviser                    Managed        Fee
----                       ----------               ------------------ ------
              Putnam Investments Management, Inc.   First $15 million   0.55%
                                                    Next $35 million    0.40%
                                                    Next $50 million    0.30%
                                                    Over $100 million   0.25%
Equity        T. Rowe Price Associates, Inc.        First $500 million
 Income                                                                 0.40%
                                                    Over $500 million   0.35%
              Wellinton Management Company, LLP     First $50 million   0.40%
                                                    Next $50 million    0.30%
                                                    Over $100 million   0.25%
              Barrow, Hanley, Mewhinney and Strauss First $10 million   0.75%
                                                    Next $15 million    0.50%
                                                    Next $175 million   0.25%
                                                    Next $600 million   0.20%
                                                    Next $200 million   0.15%
                                                    Over $1 billion     0.13%

Asset         AVATAR Associates                     First $250 million
 Allocation                                                             0.25%
                                                    Next $250 million   0.20%
                                                    Over $500 million   0.18%
              Mellon Capital Management             First $200 million  0.38%
                                                    Over $200 million   0.20%
              Wilshire Asset Management             First $100 million  0.04%
                                                    Next $400 million   0.02%
                                                    Over $500 million   0.01%
              Payden & Rygel Investment Counsel     First $200 million  0.10%
                                                    Next $100 million   0.09%
                                                    Over $300 million   0.08%

U.S.Treasury  Seix Investment Advisors, Inc.        First $25 million
 Securities                                                             0.17%
                                                    Next $50 million    0.12%
                                                    Next $25 million    0.07%

Money Market  AIM Advisors, Inc.                    Flat Fee            0.08%

Overseas      Barclays Global Investors, N.A.       First $1 billion
 Equity
 Index                                                                  0.25%
                                                    Over $1 billion     0.17%

Mid/Small     Barclays Global Investors, N.A.       Flat Fee
 Company
 Index                                                                  0.10%***

Broad Market  Barclays Global Investors, N.A.       Flat Fee
 Index                                                                  0.08%***

500 Stock     Barclays Global Investors, N.A.       Flat Fee
 Index                                                                  0.05%***

Core Bond     Barclays Global Investors, N.A.       Flat Fee
 Index                                                                  0.08%***

------
  * Minimum fee of $337,000 per year.
 ** Minimum fee of $167,500 per year.
*** Allocated from Master Investment Portfolio (Note 1).

                               VANTAGEPOINT FUNDS

  Vantagepoint Transfer Agents LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Funds, VTA is entitled to receive a fee at an annual rate of 0.20% and 0.15% of the average daily net assets of each actively managed Fund for investor services and fund services, respectively. VTA receives a fee at the annual rate of 0.15% and 0.15% of the average daily net assets of each Index Fund's Class I Shares and 0.05% and 0.05% of the average daily net assets of each Index Fund's Class II Shares for investor services and fund services, respectively. In addition to transfer agency services, this fee compensates VTA for shareholder services, reporting, communications, and related services.

  Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets of 0.02% of the first $250 million, 0.015% of the next $1 billion, and 0.01% over $1.25 billion. For the Index Funds, IBT receives $12,000 per year for Class I Shares and $6,000 per year for Class II Shares for portfolio accounting services.

  IBT also provides administrative services for the Funds and Index Funds. For their administrative services provided, IBT is paid at an annual rate of 0.0265% of the first $250 million of the average daily net assets for each Fund, 0.02% of the next $1 billion, and 0.01% of each Fund's average daily net assets in excess of $1.25 billion. For the Index Funds, IBT receives 0.0175% of the first $250 million of the average daily net assets, 0.015% of the next $1 billion, and 0.01% of each Index Fund's average daily net assets in excess of $1.25 billion.

 Fee Waiver

  For the Money Market Fund, management has agreed, for a period of two years from 3/1/99, to waive any fees that would result in total Fund expenses in excess of an annual amount of 0.55% of average net assets.

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Fund for the period ended December 31, 1999 are as follows:

Aggregate Purchases and        Aggressive
Sales of:                     Opportunities International     Growth     Growth and Income
-----------------------       ------------- ------------- -------------- -----------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost...........  $          0  $          0  $            0   $          0
Sales Proceeds..............             0             0               0              0
OTHER SECURITIES:
Purchases at cost...........  $247,900,757  $ 84,477,123  $3,446,810,175   $158,231,371
Sales proceeds..............   199,322,686    68,766,462   3,447,490,332     87,911,006
Aggregate Purchases and          Equity         Asset     U.S. Treasury   Overseas Equity
Sales of:                        Income      Allocation     Securities        Index*
-----------------------       ------------- ------------- -------------- -----------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost...........  $          0  $118,598,094  $  138,962,871   $          0
Sales Proceeds..............             0    27,177,234     147,231,802              0
OTHER SECURITIES:
Purchases at cost...........  $395,547,914  $ 68,072,935  $            0   $  7,200,440
Sales proceeds..............   427,235,120    20,537,400               0      8,827,733

*For the period March 1, 1999 (commencement of operations) through September
  30, 1999.

                               VANTAGEPOINT FUNDS

4. Portfolio Securities Loaned

  As of December 31, 1999, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or US Government Obligations. Each Funds receives compensation for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

   Fund                                                Securities   Collateral
   ----                                               ------------ ------------
   Aggressive Opportunities.......................... $ 91,798,785 $ 95,345,608
   International..................................... $  1,305,775 $  1,339,044
   Growth............................................ $271,948,581 $279,422,359
   Growth and Income................................. $ 12,998,503 $ 13,372,136
   Equity Income..................................... $ 23,100,350 $ 23,865,694
   Asset Allocation.................................. $100,395,182 $104,866,201
   U.S. Treasury Securities.......................... $ 10,350,662 $ 10,673,250

5. Transactions with Affiliated Funds

  For investment purposes only (not for control) the Trust owns the following percentages of the Funds and Index Funds at December 31, 1999:

                                           % Owned
                                           By the
           Fund                             Trust
           ----                            -------
           Aggressive Opportunities        89.14%
           International Fund              88.30%
           Growth Fund                     90.05%
           Growth and Income               88.90%
           Equity Income                   84.14%
           Asset Allocation                91.16%
           US Treasury Securities          85.86%
           Money Market Fund               84.20%
           Overseas Equity Index Class I   99.09%
           Overseas Equity Index Class II  48.75%
           Mid/Small Company Class I       97.97%
           Mid/Small Company Class II      57.30%
           Broad Market Class I            98.27%
           Broad Market Class II           56.98%
           500 Stock Index Class I         97.42%
           500 Stock Index Class II        32.08%
           Core Bond Index Class I         93.74%
           Core Bond Index Class II        52.98%

6. Reduction of Expenses

  Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are used to reduce operating expenses and are presented as a reduction of expenses in the Statements of Operations.

                               VANTAGEPOINT FUNDS

Additional Information (Unaudited)

  For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 1999 qualified for the dividends received deduction as follows:

           International                        0.21%
           Growth                               7.35%
           Growth and Income                   13.89%
           Equity Income                       95.49%
           Asset Allocation                    19.27%
           500 Stock Index                     54.79%
           Broad Market Index                  37.36%
           Mid/Small Company Index             27.90%

  Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 1999:

                                           Long Term
                                     Capital Gain Dividend
                                     ---------------------
           Aggressive Opportunities      $     28,390
           Growth Fund                     50,296,237
           Growth and Income                  659,771
           Equity Income                  108,185,923
           Asset Allocation                10,239,473
           500 Stock Index                    547,006
           Broad Market Index               3,506,890
           Mid/Small Company Index              5,829

Foreign Taxes Paid

  For the period ended December 31, 1999, dividends from foreign countries were $4,006,048 for the International Fund and $795,938 for the Overseas Equity Index Fund. Taxes paid to foreign countries were $286,868 for the International Fund and $72,580 for the Overseas Equity Index Fund.

Sources of Income

  The following table summarizes the percentage of income by the Vantagepoint Funds in 1999 from various obligors.

                                                                     Other
                               U.S. Treasury                    U.S. Government
  Fund                          Obligations  GNMA  FNMA  FHLMC      Agency
  ----                         ------------- ----  ----  -----  ---------------
Equity Income.................      0.00%    0.00% 0.30%  0.09%       0.00%
Aggressive Opportunity........      1.01%    0.00% 0.14%  0.16%       1.15%
U.S.Treasury Securities.......     55.41%    0.82% 2.24% 23.68%       0.00%
Asset Allocation..............     30.98%    0.00% 0.00%  0.00%      13.36%
Overseas Equity Index.........     11.53%    0.00% 0.00%  0.00%       0.00%
Mid/Small Company Index.......     10.27%    0.00% 0.00%  0.00%       0.00%
Broad Market Index............      1.29%    0.00% 0.00%  0.00%       0.00%
500 Stock Index...............      0.00%    0.00% 0.00%  0.00%       0.00%
Core Bond Index...............     46.34%    0.00% 1.96%  1.77%       3.49%

Schedule of Investments

December 31, 1999

---------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund        Shares        Value

---------------------------------------------------------------------
COMMON STOCKS--89.8%
---------------------------------------------------------------------
Advertising--0.7%
 *Catalina Marketing Corporation                   6,700 $    775,525
 *DoubleClick, Inc.                                6,300    1,594,294
 *DST Systems, Inc.                               14,600    1,114,163
 *E4L, Inc.                                       18,200       45,500
 *Mypoints.com                                     4,700      347,800
 *Netcentives, Inc.                                3,000      186,938
 *Snyder Communications, Inc.                     13,000      250,250
                                                         ------------
                                                            4,314,470
                                                         ------------
Airlines--0.2%
 Atlas Air, Inc.                                  32,150      882,116
 Skywest, Inc.                                    24,000      672,000
                                                         ------------
                                                            1,554,116
                                                         ------------
Apparel Retailers--1.7%
 *AnnTaylor Stores Corporation                     6,000      206,625
 *Gymboree Corporation                           331,800    1,866,375
 *Pacific Sunwear of
 California, Inc.                                 12,100      385,688
 Ross Stores, Inc.                               400,000    7,175,000
 Talbots, Inc.                                    20,700      923,738
                                                         ------------
                                                           10,557,426
                                                         ------------
Automotive--1.0%
 *Championship Auto Racing Teams, Inc.             8,700      200,100
 Coachmen Industries, Inc.                       189,500    2,866,188
 Thor Industries, Inc.                           103,300    3,144,194
                                                         ------------
                                                            6,210,482
                                                         ------------
Banking--0.2%
 Telebanc Financial Corporation                   14,600      379,600
 Westcorp                                         46,900      680,050
                                                         ------------
                                                            1,059,650
                                                         ------------
Beverages, Food & Tobacco--0.3%
 *Del Monte Foods Company                        113,000    1,391,313
 Tootsie Roll Industries, Inc.                    19,211      632,762
                                                         ------------
                                                            2,024,075
                                                         ------------
Bio-Technology--0.2%
 *MiniMed, Inc.                                   10,500      769,125
 *VISX, Inc.                                       8,000      414,000
                                                         ------------
                                                            1,183,125
                                                         ------------
Building Materials--0.6%
 Florida Rock Industries                         100,000    3,443,750
 *PSS World Medical, Inc.                         49,500      467,156
                                                         ------------
                                                            3,910,906
                                                         ------------
Chemicals--0.0%
 *Eco Soil Systems, Inc.                           6,400       27,600
                                                         ------------
Commercial Services--7.2%
 *Affiliated Computer Services, Inc. Class A      50,200    2,309,200
 *Alternative Resources Corporation               33,800      185,900
 Angelica Corporation                             95,700      933,075
 *BISYS Group, Inc.                               44,200    2,884,050
 *Boron, LePore &
 Associates, Inc.                                 44,000      286,000

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
 *Bright Horizons, Inc.                         19,700 $    369,375
 Ceridian Corporation                           45,200      974,625
 *Checkfree Holdings Corporation                39,200    4,096,400
 *Circle.com                                     3,025       37,245
 Comdisco, Inc.                                107,800    4,015,550
 *Complete Business
 Solutions, Inc.                                80,600    2,025,075
 *Corporate Executive
 Board Company                                  14,900      832,538
 *Cytyc Corporation                             38,300    2,338,694
 Diamond Technology Partners, Inc.               2,300      197,656
 Gartner Group, Inc. Class A                    23,400      356,850
 *Gartner Group, Inc.                            1,172       16,185
 *Hotjobs.com Ltd.                              17,600      768,900
 *Interim Services, Inc.                        56,800    1,405,800
 *Jupiter Communications, Inc.                     150        4,538
 *Learning Tree
 International, Inc.                            69,300    1,940,400
 *Luminant Worldwide Corporation                21,750      989,625
 Manpower, Inc.                                 57,000    2,144,625
 *Mastech Corporation                           34,000      841,500
 *MedQuist, Inc.                                32,800      846,650
 *Modis Professional
 Services, Inc.                                148,500    2,116,125
 *National Processing, Inc.                     46,300      410,913
 *Nova Corporation                             132,300    4,175,719
 Paychex, Inc.                                  21,750      870,000
 *Pegasus Systems, Inc.                         11,500      693,594
 *Predictive Systems, Inc.                       9,800      641,900
 *ProBusiness Services, Inc.                    43,300    1,558,800
 Regis Corporation                              48,600      917,325
 Sodexho Marriott
 Services, Inc.                                 41,400      538,200
 *Superior Consultant Holdings Corporation      37,600      535,800
 *Whittman-Hart, Inc.                           17,300      927,713
 Wind River Systems, Inc.                       41,500    1,519,938
                                                       ------------
                                                         45,706,483
                                                       ------------
Communications--2.5%
 *Advanced Fibre Communications, Inc.           44,600    1,993,063
 *Airnet Communications Corporation             12,630      459,416
 *Antec Corporation                             33,000    1,204,500
 Ariba, Inc.                                    19,600    3,476,550
 *Cable Design Technologies Corporation         44,000    1,012,000
 *Kana Communications, Inc.                      5,600    1,148,000
 *Metromedia Fiber Network, Inc. Class A        23,400    1,121,738
 *Paradyne Networks, Inc.                       23,900      651,275
 *Pinnacle Holdings, Inc.                       55,200    2,339,100
 *Razorfish, Inc.                               22,475    2,137,934
 *VDI Media                                     11,100      152,625
                                                       ------------
                                                         15,696,201
                                                       ------------
Computer Software & Processing--19.9%
 *About.com, Inc.                               12,400    1,112,900
 *Agile Software Corporation                     3,700      803,767
 *Akamai Technologies, Inc.                      1,100      360,388
 *Aspect Development, Inc.                       6,400      438,400
 *Aspen Technologies, Inc.                     105,500    2,789,156

December 31, 1999

----------------------------------------------------------------
Vantagepoint Aggressive Opportunities
Fund                                         Shares        Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 *Be Free, Inc.                               1,800 $    129,375
 *Cacheflow, Inc.                               600       78,413
 *Cadence Design
 Systems, Inc.                               69,700    1,672,800
 *Cambridge Technology Partners, Inc.        42,100    1,105,125
 *CBT Group PLC ADR                         171,800    5,755,300
 Citrix Systems, Inc.                        45,200    5,559,600
 *Clarify, Inc.                              11,900    1,499,400
 Commerce One, Inc.                           7,500    1,473,750
 *Computer Horizons Corporation              36,600      592,463
 CSG Systems
 International, Inc.                         76,500    3,050,438
 *Cysive, Inc.                               10,300      742,244
 Dendrite International, Inc.                87,200    2,953,900
 *Digex, Inc.                                 9,400      646,250
 *Exchange Applications, Inc.                 7,400      413,475
 *E. Piphany, Inc.                            5,100    1,137,938
 Fiserv, Inc.                                11,700      448,256
 *Great Plains Software, Inc.                 6,200      463,450
 *Harbinger Corporation                     116,400    3,702,975
 *HNC Software, Inc.                         64,400    6,810,300
 *Hyperion Solutions Corporation             68,800    2,992,800
 *IDX Systems Corporation                    50,000    1,562,500
 *IMR Global Corporation                    164,900    2,071,556
 *Informatica Corporation                     5,500      585,063
 *Inspire Insurance
 Solutions, Inc.                             53,200      244,390
 *Internap Network Services Corporation       1,300      224,900
 *Interwoven, Inc.                           13,300    1,617,613
 *JDA Software Group, Inc.                   41,900      686,113
 Legato Systems, Inc.                        48,900    3,364,931
 *Liberate Technologies, Inc.                 2,275      584,675
 *Macromedia, Inc.                           18,500    1,352,813
 *Mcafee.com Corporation                     16,100      724,500
 Mercury Interactive Corporation              6,500      701,594
 *Meta Group, Inc.                           36,300      689,700
 *Micromuse, Inc.                             9,000    1,530,000
 *NaviSite, Inc.                              6,700      670,000
 *NetIQ Corporation                           9,200      478,975
 *Netopia, Inc.                              10,200      553,988
 *OnDisplay, Inc.                             3,000      272,625
 *Packeteer, Inc.                               500       35,500
 Peoplesoft, Inc.                            47,603    1,014,528
 *Peregrine Systems, Inc.                    18,700    1,574,306
 *Portal Software, Inc.                      19,200    1,975,200
 *Proxim, Inc.                               18,000    1,980,000
 *Quest Software, Inc.                       10,400    1,060,800
 *Renaissance Worldwide, Inc.                73,400      541,325
 *Retek, Inc.                                13,760    1,035,440
 *RSA Security, Inc.                        125,100    9,695,250
 Scient Corporation                          46,300    4,002,056
 Siebel Systems, Inc.                       112,800    9,475,200
 *Silverstream Software, Inc.                 3,200      380,800
 *Software.com, Inc.                          7,500      720,000
 *Sterling Software, Inc.                    34,700    1,093,050
 *Sungard Data Systems, Inc.                137,000    3,253,750
 *Sycamore Networks, Inc.                     2,600      800,800
 *Synopsys, Inc.                              6,700      447,225

-----------------------------------------------------------------------

                                                    Shares        Value

-----------------------------------------------------------------------
 *Technology Solutions Company                     162,800 $  5,331,700
 *Tibco Software, Inc.                              10,000    1,530,000
 *Transaction Systems Architects, Inc. Class A      74,300    2,080,400
 *Trizetto Group, Inc.                              13,100      610,788
 USinternetworking, Inc.                             6,300      440,213
 Verio, Inc.                                        38,800    1,792,075
 *Verity, Inc.                                      39,700    1,689,731
 *Viant Corporation                                 23,000    2,277,000
 Vignette Corporation                               35,600    5,802,800
 *Vitria Technology, Inc.                            1,300      304,200
                                                           ------------
                                                            125,592,936
                                                           ------------
Computers & Information--12.9%
 *Acxiom Corporation                                39,900      957,600
 *Apex, Inc.                                        47,100    1,518,975
 At Home Corporation
 Series A                                                1           43
 *Computer Network Technology Corporation           97,000    2,224,937
 *Critical Path, Inc.                                9,500      896,563
 *Crossroads Systems, Inc.                          10,725      906,263
 *Digital Insight Corporation                       14,750      536,531
 Ebay, Inc.                                         26,400    3,304,950
 *Exabyte Corporation                              306,000    2,295,000
 *Exactis.com, Inc.                                 16,310      396,537
 *Foundry Networks, Inc.                             2,400      724,050
 *Homestore.com, Inc.                               16,100    1,195,425
 *Hutchinson Technology, Inc.                      240,000    5,100,000
 InfoSpace.com, Inc.                                12,600    2,696,400
 *InfoUSA, Inc.                                     78,700    1,096,881
 *Juniper Networks, Inc.                             6,000    2,040,000
 Lycos, Inc.                                        12,200      970,663
 *MMC Networks, Inc.                                89,500    3,076,563
 *Mpath Interactive, Inc.                            4,100      109,163
 National Data Corporation                          75,000    2,545,313
 *Natural Microsystems Corporation                  23,300    1,090,731
 *Network Solutions, Inc.                            8,900    1,936,306
 *Phone.com, Inc.                                    6,400      742,000
 *Proxicom, Inc.                                    15,400    1,914,413
 *PSInet, Inc.                                      19,679    1,215,184
 *Rational Software Corporation                     17,500      859,688
 *SportsLine USA, Inc.                              55,700    2,791,963
 *Starmedia Network, Inc.                           35,100    1,406,194
 *Storage Technology Corporation                   370,000    6,821,875
 Verisign, Inc.                                     88,700   16,936,156
 VerticalNet, Inc.                                   6,000      984,000
 Yahoo!, Inc.                                       28,761   12,444,525
                                                           ------------
                                                             81,734,892
                                                           ------------
Diversified--0.1%
 *Blyth Industries, Inc.                            18,400      451,950
                                                           ------------
Education--0.0%
 *Edison Schools, Inc.                               3,900       61,425
                                                           ------------
Electric Utilities--0.1%
 *Independent Energy Holdings PLC ADR
 (United Kingdom)                                   13,300      443,056
                                                           ------------

December 31, 1999

--------------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund             Shares        Value

--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
Electrical Equipment--0.3%
 Micrel, Inc.                                          13,400 $    762,963
 *Varian, Inc.                                         38,700      870,750
                                                              ------------
                                                                 1,633,713
                                                              ------------
Electronics--10.0%
 Altera Corporation                                    27,800    1,377,838
 *Arrow Electronics, Inc.                             410,000   10,403,750
 Avnet, Inc.                                          136,097    8,233,869
 AVX Corporation                                       70,500    3,520,594
 *Black Box Corporation                                12,800      857,600
 *Cymer, Inc.                                           8,300      381,800
 *DRS Technologies, Inc.                               81,300      792,675
 *Etec Systems, Inc.                                   55,200    2,477,100
 *Galileo Technology Ltd.                              11,100      267,788
 *Kemet Corporation                                   271,300   12,225,456
 Lattice Semiconductor Corporation                     31,000    1,460,875
 Maxim Integrated
 Products, Inc.                                        88,800    4,190,250
 *Mettler-Toledo
 International, Inc.                                   17,900      683,556
 *Microchip Technology, Inc.                            8,700      595,406
 *MIPS Technologies, Inc.                               7,800      405,600
 *MKS Instruments, Inc.                                21,600      780,300
 *Photronics, Inc.                                     60,700    1,737,538
 PMC-Sierra, Inc.                                       4,230      678,122
 Power Integrations, Inc.                              10,700      512,931
 *RF Micro Devices, Inc.                                9,500      650,156
 *Sawtek, Inc.                                          9,700      645,656
 Semtech Corporation                                   22,300    1,162,388
 *Silicon Image, Inc.                                  13,800      966,863
 *Sipex Corporation                                    55,100    1,353,394
 TranSwitch Corporation                                 4,400      319,275
 *Triquint Semiconductor, Inc.                         21,200    2,358,500
 *Varian Semiconductor Equipment Associates, Inc.      12,100      411,400
 *Virata Corporation                                    6,120      182,835
 Xilinx, Inc.                                          83,400    3,792,098
                                                              ------------
                                                                63,425,613
                                                              ------------
Entertainment & Leisure--1.5%
 CPI Corporation                                      246,900    5,570,681
 *GetThere.com, Inc.                                      200        8,050
 Macrovision Corporation                                9,100      673,400
 *Ticketmaster Online-CitySearch, Inc.                 20,200      776,438
 *Westwood One, Inc.                                   35,000    2,660,000
                                                              ------------
                                                                 9,688,569
                                                              ------------
Financial Services--3.0%
 *Champion Enterprises, Inc.                          493,000    4,221,313
 Countrywide Credit Industries, Inc.                  192,700    4,865,664
 E*TRADE Group, Inc.                                  127,400    3,328,325
 Federated Investors, Inc. Class B                     40,700      816,544
 *NextCard, Inc.                                       20,900      603,488
 *S1 Corporation                                       18,842    1,472,019
 Student Loan Corporation                              17,300      862,838
 T. Rowe Price Associates, Inc.                        44,600    1,647,413
 Waddell & Reed Financial, Inc. Class A                41,900    1,136,538
                                                              ------------
                                                                18,954,142
                                                              ------------

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
Forest Products & Paper--0.1%
 *Ivex Packaging Corporation                    79,500 $    795,000
                                                       ------------
Health Care Providers--1.9%
 *Caremax Rx, Inc.                             794,900    4,024,182
 *Diametrics Medical, Inc.                      34,600      296,263
 *IDEXX Laboratories, Inc.                     155,900    2,513,888
 *Impath, Inc.                                  31,200      793,650
 *Lifepoint Hospital, Inc.                      53,100      627,244
 *Mid Atlantic Medical Services, Inc.           71,700      596,006
 *Orthodontic Centers of America, Inc.          60,100      717,444
 *Quorum Health Group, Inc.                     53,100      494,494
 *Total Renal Care Holdings, Inc.              223,700    1,495,994
 *VI Technologies, Inc.                         41,300      283,938
                                                       ------------
                                                         11,843,103
                                                       ------------
Heavy Construction--0.4%
 Centex Corporation                             75,000    1,851,563
 *Dycom Industries, Inc.                        20,500      903,281
                                                       ------------
                                                          2,754,844
                                                       ------------
Heavy Machinery--0.4%
 *Cooper Cameron Corporation                    15,400      753,638
 *Kulicke & Soffa
 Industries, Inc.                               18,200      774,638
 *Weatherford
 International, Inc.                            22,400      894,600
                                                       ------------
                                                          2,422,876
                                                       ------------
Home Construction, Furnishings & Appliances--1.4%
 Flexsteel Industries, Inc.                    110,500    1,477,938
 Gemstar International
 Group Ltd.                                     88,000    6,270,000
 *Recoton Corporation                          119,600    1,076,400
                                                       ------------
                                                          8,824,338
                                                       ------------
Household Products--0.3%
 *DuPont Photomasks, Inc.                       41,700    2,012,025
                                                       ------------
Insurance--2.2%
 Conseco, Inc.                                 474,700    8,485,252
 Foremost Corporation of America                17,900      507,913
 Hartford Life, Inc. Class A                    31,700    1,394,800
 Horace Mann Educators Corporation             167,000    3,277,375
 *Provident American Corporation                 7,700      270,944
                                                       ------------
                                                         13,936,284
                                                       ------------
Lodging--0.1%
 Four Seasons Hotels, Inc. (Cost $453,880)      12,800      681,600
                                                       ------------
Media--Broadcasting & Publishing--3.8%
 *Allegiance Telecom, Inc.                       7,900      728,775
 *American Tower Corporation                    64,300    1,965,169
 *Cablevision Systems Corporation               32,900    2,483,950
 *Citadel Communications Corporation             8,900      577,388
 *Clear Channel Communications                  28,300    2,525,775

December 31, 1999

---------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund        Shares        Value

---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 *Cox Radio, Inc. Class A                          5,200 $    518,700
 EchoStar Communications Corporation Class A      32,600    3,178,500
 *Emmis Communications Corporation Class A        10,500    1,308,726
 *Entercom Communications Corporation              7,000      462,000
 *Hispanic Broadcasting Corporation               14,500    1,337,173
 *Pegasus Communications Corporation               2,800      273,700
 *Radio One, Inc.                                 14,100    1,297,200
 *Scholastic Corporation                          47,500    2,953,906
 *Spanish Broadcasting System, Inc.               24,525      987,131
 *Univision
 Communications, Inc.                             23,800    2,432,063
 *Young Broadcasting, Inc. Class A                17,800      907,800
                                                         ------------
                                                           23,937,956
                                                         ------------
Medical Supplies--1.6%
 Burr-Brown Corporation                           62,500    2,257,813
 *Credence Systems Corporation                    23,100    1,998,150
 *Cyberonics, Inc.                                60,700      967,406
 *Eclipse Surgical Technologies, Inc.             16,600      122,425
 *Haemonetics Corporation                         39,800      947,738
 *Input/Output, Inc.                              64,500      326,531
 Keithley Instruments, Inc.                       30,700      625,513
 *Osteotech, Inc.                                 70,000      936,250
 *Steris Corporation                              88,800      915,750
 *Summit Technology, Inc.                         48,000      561,000
 *Ventana Medical
 Systems, Inc.                                    14,900      370,638
                                                         ------------
                                                           10,029,214
                                                         ------------
Metals & Mining--1.3%
 Belden, Inc.                                    146,100    3,068,100
 International Aluminium Corporation              31,900      749,650
 Oregon Steel Mills, Inc.                        206,000    1,635,125
 Rouge Industries, Inc.
 Class A                                         313,600    2,469,600
                                                         ------------
                                                            7,922,475
                                                         ------------
Oil & Gas--2.1%
 *Dril-Quip, Inc.                                 15,300      464,738
 Ensco International, Inc.                       283,000    6,473,625
 *Global Industries Ltd.                         204,500    1,763,813
 *National-Oilwell, Inc.                          27,900      437,681
 *Newfield Exploration Company                    45,400    1,214,450
 *Noble Drilling Corporation                      81,600    2,672,400
                                                         ------------
                                                           13,026,707
                                                         ------------
Pharmaceuticals--1.4%
 *Alkermes, Inc.                                  14,900      731,963
 Amerisource Health Corporation                   12,800      194,400
 Andrx Corporation                                20,000      846,250
 Biogen, Inc.                                     24,800    2,095,600
 Genentech, Inc.                                  10,600    1,425,700
 *Gilead Sciences, Inc.                           10,100      546,663

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 *Henry Schein, Inc.                        34,300 $    456,619
 *ImClone Systems, Inc.                      9,800      388,325
 *Parexel International Corporation         89,800    1,060,763
 *Professional Detailing, Inc.              12,800      383,200
 *Sepracor, Inc.                             8,200      813,338
                                                   ------------
                                                      8,942,821
                                                   ------------
Real Estate--0.2%
 Kilroy Realty Corporation                  15,600      343,200
 Meristar Hospitality Corporation           27,900      446,400
 *Trammell Crow Company                     19,900      231,338
                                                   ------------
                                                      1,020,938
                                                   ------------
Restaurants--0.7%
 Applebee's International, Inc.             24,900      734,550
 *Buffetts, Inc.                            79,100      791,000
 *Landry's Seafood Restaurants, Inc.        31,700      275,394
 *Papa John's International, Inc.           52,800    1,376,100
 *Sonic Corporation                         34,300      977,550
                                                   ------------
                                                      4,154,594
                                                   ------------
Retailers--4.9%
 Amazon.com, Inc.                           22,900    1,743,263
 *barnesandnoble.com                        12,700      180,181
 *Bed Bath & Beyond, Inc.                   40,800    1,417,800
 *Consolidated Stores Corporation          517,100    8,402,864
 Cost Plus, Inc.                            17,150      610,969
 *CSK Auto Corporation                      43,500      761,250
 *Drugstore.com, Inc.                       19,100      691,181
 *Egreetings Network, Inc.                     200        2,025
 *Good Guys, Inc.                           83,700      779,456
 *GoTo.com, Inc.                            21,200    1,245,500
 *Hearst-Argyle Television, Inc.             8,200      218,325
 *Homebase, Inc.                           389,100    1,191,619
 *Jo-Ann Stores, Inc. Class A              155,000    1,743,750
 *Jo-Ann Stores, Inc. Class B              106,300    1,069,644
 *Linens 'n Things, Inc.                    13,500      399,938
 *Michaels Stores, Inc.                    300,000    8,550,000
 Office Depot, Inc.                         54,900      600,469
 *Petco Animal Supplies, Inc.               69,000    1,026,375
 *Rawlings Sporting Goods Company           35,900      215,400
                                                   ------------
                                                     30,850,009
                                                   ------------
Telephone Systems--3.6%
 Adelphia Business
 Solutions, Inc.                            28,900    1,387,200
 *Amdocs Ltd.                               21,377      737,507
 AT&T Canada, Inc.                          80,100    3,224,025
 Exodus Communications, Inc.               103,700    9,209,856
 Global Crossing Ltd.                       36,287    1,814,350
 *Intermedia
 Communications, Inc.                       69,500    2,697,469
 McLeodUSA, Inc. Class A                    25,300    1,489,538
 Nextlink Communications, Inc. Class A      15,000    1,245,938
 *Tekelec                                   32,400      729,000
                                                   ------------
                                                     22,534,883
                                                   ------------

December 31, 1999

------------------------------------------------------
Vantagepoint Aggressive           Shares/
Opportunities Fund                   Face        Value

------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------
Textiles, Clothing & Fabrics--0.4%
 *Reebok International Ltd.       311,400 $  2,549,588
                                          ------------
Transportation--0.8%
 Fleetwood Enterprises, Inc.      230,000    4,743,750
                                          ------------
TOTAL COMMON STOCKS
(Cost $375,724,907)                        567,213,835
                                          ------------
------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.1%
------------------------------------------------------
Entertainment & Leisure--0.0%
 *Craig Corporation                51,000      318,750
                                          ------------
Financial Services--0.1%
 Worthington Industries, Inc.      63,000      480,375
                                          ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $951,114)                                799,125
                                          ------------
------------------------------------------------------
CORPORATE OBLIGATIONS--0.4%
------------------------------------------------------
Commercial Services--0.1%
 Personnel Group of America
 5.750%, 07/01/2004           $   700,000      571,375
                                          ------------
Real Estate--0.2%
 Trump Atlantic City Associates
 11.250%, 05/01/2006            1,595,000    1,299,925
                                          ------------
Retailers--0.1%
 Michaels Stores, Inc.
 10.875%, 06/15/2006              319,000      339,735
                                          ------------
TOTAL CORPORATE OBLIGATIONS
(Cost $2,004,989)                            2,211,035
                                          ------------

----------------------------------------------------------------
                                            Shares/
                                               Face        Value

----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--0.0%
----------------------------------------------------------------
U.S. Government Agencies--Mortgage Backed--0.0%
Federal Home Loan Mortgage Corporation
7.000%, 02/15/2020
(Cost $81,239)                          $   599,000 $     68,384
                                                    ------------
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--1.1%
----------------------------------------------------------------
U.S. Treasury Notes--1.1%
U.S. Treasury Inflation
Index Note
3.583%, 01/15/2007
(Cost $7,069,114)                         7,487,253    7,059,080
                                                    ------------
----------------------------------------------------------------
CASH EQUIVALENTS--15.1%
----------------------------------------------------------------
Institutional Money Market Funds--1.9%
 ++Janus Money Market Fund              $ 4,444,884 $  4,444,884
 ++Merrimac Cash Fund--Premium Class      7,306,761    7,306,761
                                                    ------------
                                                      11,751,645
                                                    ------------
Bank & Certificate Deposits/ Offshore Time
Deposits--6.2%
 ++American Express
 Centurion Bank                           4,592,605    4,592,605
 ++Bank of Montreal                       4,444,888    4,444,888
 ++BnkBoston NA                          11,240,226   11,240,226
 ++Bank of Nova Scotia                    4,444,888    4,444,888
 ++Harris Trust & Savings Bank            8,000,797    8,000,797
 ++Royal Bank of Scotland PLC             4,592,605    4,592,605
 ++Toronto Dominio                        1,777,954    1,777,954
                                                    ------------
                                                      39,093,963
                                                    ------------
Floating Rate Instruments/ Master Notes--7.0%
 ++John Hancock Mutual Life              17,500,000   17,500,000
 ++Morgan Stanley Dean
 Witter & Co                             27,000,000   27,000,000
                                                    ------------
                                                      44,500,000
                                                    ------------
TOTAL CASH EQUIVALENTS
(Cost $95,345,608)                                    95,345,608
                                                    ------------

December 31, 1999

--------------------------------------------------
Vantagepoint Aggressive      Shares/
Opportunities Fund              Face        Value

--------------------------------------------------
REPURCHASE AGREEMENTS--7.3%
--------------------------------------------------
IBT Repurchase Agreement dated
 12/31/1999 due 01/03/2000, with a
 maturity value of $46,272,311 and
 an effective yield of 3.06%
 collateralized by Federal Home
 Loan Mortgage Corporation Libor
 Floater with a rate of 6.55%, a
 maturity date of 12/15/2023 and a
 market value of $16,423,610,
 Government National Mortgage
 Association ARM with a rate of
 6.75%, a maturity date of
 09/20/2023 and a market value of
 $7,155,196, Federal National
 Mortgage Association ARM with a
 rate of 6.99%, a maturity date of
 02/01/2027 and a market value of
 $2,097,051, Federal National
 Mortgage Association with a rate
 of 6.44%, a maturity date of
 08/14/2002 and a market value
 $5,064,739, Federal Home Loan
 Mortgage Corporation Libor Floater
 with a rate of 7.50%, a maturity
 date of 05/15/2023 and a market
 value of $6,964,610, Federal
 National Mortgage Association ARM
 with a rate of 7.00%, a maturity
 date of 10/01/26 and a market
 value of $10,876,630    $46,260,513 $ 46,260,513
                                     ------------
TOTAL INVESTMENTS--113.9%
**(Cost $527,437,485)                 718,957,580
Other assets less liabilities--
 (13.9%)                              (87,452,812)
                                     ------------
TOTAL NET ASSETS--100.0%             $631,504,768
                                     ============

--------------------



--------------------

Notes to the Schedule of Investments:

ADR American Depositary Receipt
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $529,919,343. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $204,319,540
    Unrealized depreciation       (15,281,303)
                                 ------------
    Net unrealized appreciation  $189,038,237
                                 ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

---------------------------------------------------------------------------
Vantagepoint International Fund                         Shares        Value

---------------------------------------------------------------------------
COMMON STOCKS--94.2%
---------------------------------------------------------------------------
Argentina--0.1%
 Banco de Galicia y Buenos Aires SA de CV ADR            2,681 $     53,117
 Banco Frances SA ADR                                    2,120       50,218
 Telefonica de Argentina
 SA ADR                                                  4,750      146,656
                                                               ------------
                                                                    249,991
                                                               ------------
Australia--2.5%
 Australia & New Zealand Banking Group Ltd.             97,256      708,043
 Brambles Industries Ltd.                                5,900      163,281
 Broken Hill Proprietary Company Ltd.                  238,537    3,134,543
 Coca Cola Amatil Ltd.                                  63,728      174,175
 Colonial Ltd.                                          53,506      239,397
 Commonwealth Bank of Australia                         14,590      251,431
 Lend Lease Corporation Ltd.                            10,850      152,121
 News Corporation Ltd. ADR                              22,000      841,500
 News Corporation Ltd.                                  31,004      301,266
 Publishing &
 Broadcasting Ltd.                                      29,220      223,267
 QBE Insurance Group Ltd.                              104,802      488,870
 Tabcorp Holdings Ltd.                                  19,870      134,645
 Telstra Corporation Ltd.                               13,000       45,865
 Telstra Corporation Ltd. INS                           50,360      273,958
 Westpac Banking Corporation Ltd.                      110,070      759,824
                                                               ------------
                                                                  7,892,186
                                                               ------------
Belgium--0.3%
 Dexia Belgium                                             470       75,252
 Fortis Class B                                         10,320      372,010
 KBC Bancassurance
 Holding NV                                              8,630      464,637
 UCB SA                                                  1,202       52,075
                                                               ------------
                                                                    963,974
                                                               ------------
Brazil--0.6%
 Cia Cervejaria Brahma ADR                              14,000      196,000
 Companhia Brasileira de Distribuicao Grupo Pao de
 Acucar SA                                               4,078      131,770
 Companhia Energetica de Minas Gerais SA ADR             4,440      100,261
 Telecomunicacoes
 Brasileiras SA ADR                                     10,789    1,386,387
 Uniao de Bancos
 Brasileiros SA                                          2,300       69,288
                                                               ------------
                                                                  1,883,706
                                                               ------------
Canada--1.5%
 Alcan Aluminum Ltd.                                     3,330      137,029
 Celestica, Inc.                                         8,024      445,332
 Clarica Life Insurance Co.                              8,600      154,901
 *Fairfax Financial
 Holdings Ltd.                                           1,200      204,087
 *Manulife Financial Corporation                        13,100      166,076
 Nortel Networks Corporation                            10,540    1,064,440
 Royal Bank of Canada                                    2,420      106,457
 *Talisman Energy, Inc.                                 41,300    1,063,475

------------------------------------------------------------------------------

                                                           Shares        Value

------------------------------------------------------------------------------
 Teleglobe, Inc.                                           20,500 $    465,094
 Thomson Corporation                                       38,800    1,034,846
                                                                  ------------
                                                                     4,841,737
                                                                  ------------
China--0.0%
 Huaneng Power International, Inc. ADR                      7,990       84,394
                                                                  ------------

                                                                  ------------
Denmark--0.6%
 Den Danske Bank Group                                        950      104,030
 Tele Danmark A/S                                          23,780    1,764,959
 Unidanmark A/S                                               870       61,161
                                                                  ------------
                                                                     1,930,150
                                                                  ------------
Finland--2.8%
 Merita PLC                                                68,900      405,621
 Nokia OYJ                                                 32,660    5,916,130
 UPM-Kymmene OYJ                                           61,600    2,479,646
                                                                  ------------
                                                                     8,801,397
                                                                  ------------
France--9.3%
 Alcatel                                                   13,290    3,049,361
 Axa Company                                               14,300    1,991,687
 Banque National de Paris                                  26,360    2,429,910
 Bouygues SA                                                1,300      825,509
 Cap Gemini SA                                              1,640      415,904
 Carrefour Supermarche SA                                   8,220    1,514,639
 Christian Dior SA                                          1,300      321,831
 Compagnie de Saint Gobain                                 11,150    2,094,924
 Compagnie Generale des Etablissements Michelin Class
 B                                                         22,450      881,111
 Groupe Danone                                              2,590      609,908
 Hermes International                                       1,470      221,604
 Lafarge SA                                                 1,165      135,529
 Legrand SA                                                 1,620      385,237
 L'oreal                                                      135      108,210
 Pechiney SA Class A                                       18,000    1,285,209
 Pinault-Printemps-Redoute SA                               1,285      338,808
 PSA Peugeot Citroen                                        3,400      771,226
 Rhone-Poulenc SA                                          24,905    1,446,144
 *Sanofi-Synthelabo SA                                     29,310    1,219,369
 Schneider SA                                               6,600      517,737
 Societe Generale Class A                                   1,470      341,726
 Societe Television Francaise                               1,850      968,109
 Sodexho Alliance SA                                        3,070      542,824
 Suez Lyonnaise des Eaux                                    5,950      952,656
 Total SA Class B                                          24,674    3,290,054
 Vivendi                                                   29,532    2,664,356
                                                                  ------------
                                                                    29,323,582
                                                                  ------------
Germany--9.0%
 Allianz AG                                                 5,086    1,706,952
 *Aventis SA                                               20,795    1,199,131
 Bayer AG                                                   7,470      354,823
 Bayerische Motoren Werke AG                               18,200      567,784
 Daimler Chrysler AG                                       17,750    1,375,430
 Deutsche Bank AG                                          20,318    1,712,234
 Deutsche Lufthansa AG                                     48,900    1,156,446
 Deutsche Telekom AG                                       38,228    2,687,184
 Dresdner Bank AG                                           7,600      412,241
 *Epcos AG                                                  2,500      187,433
 Gehe AG                                                    7,070      273,924
 HypoVereinsbank                                            9,440      644,096
 Mannesmann AG                                             30,531    7,435,480
 Metro AG                                                  20,900    1,142,076
 Preussag AG                                                3,754      210,803

December 31, 1999

-----------------------------------------------------------------
Vantagepoint International Fund               Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Rhoen-Klinikum AG                             3,060 $    117,018
 Sap AG                                          990      486,188
 Siemens AG                                   29,710    3,797,131
 Thyssen Krupp AG                             49,900    1,544,170
 VEBA AG                                      29,390    1,434,467
                                                     ------------
                                                       28,445,011
                                                     ------------
Hong Kong--1.4%
 Cheung Kong (Holdings) Ltd.                  24,330      309,074
 *China Telecom                              132,870      830,703
 CLP Holdings Ltd.                            36,000      165,794
 Dao Heng Bank Group Ltd                      16,000       82,538
 Henderson Land Development Company Ltd.      38,950      250,028
 Hong Kong Telecommunications Ltd.            57,650      166,493
 Hutchison Whampoa Ltd.                      124,340    1,807,481
 Johnson Electric Holdings                    48,500      311,331
 New World Development Company Ltd.           30,000       67,536
 *Pacific Century Cyberworks Ltd.            109,000      253,796
 Sun Hung Kai Properties Ltd.                 12,600      131,292
                                                     ------------
                                                        4,376,066
                                                     ------------
India--0.1%
 *Icici Ltd. ADR                              10,765      149,364
 Mahanagar Telephone Nigam Ltd. GDR            5,960       67,050
 State Bank of India GDR                       5,840       71,248
                                                     ------------
                                                          287,662
                                                     ------------
Ireland--0.2%
 Allied Irish Banks PLC                        7,200       81,877
 *CBT Group PLC ADR                            5,139      172,157
 CRH PLC                                      20,000      428,706
                                                     ------------
                                                          682,740
                                                     ------------
Italy--3.3%
 Assicurazioni Generali                       24,685      814,823
 Banca Populare di Brescia                     8,470      748,815
 ENI SpA                                     343,100    1,885,232
 *Fiat Private Shares                         29,000      418,792
 Istituto Bancario San Paolo di Torino        81,850    1,111,171
 Italgas SpA                                  15,100       57,137
 Mediolanum SpA                               27,750      363,042
 *Seat Pagine Gialle SpA                      48,000      157,474
 *Tecnost SpA                                 37,200      140,385
 Telecom Italia Mobile SpA RNC               120,000      571,200
 Telecom Italia Mobile SpA                   146,310    1,632,878
 Telecom Italia SpA RNC                      213,100    1,297,438
 Telecom Italia SpA                           59,080      832,372
 Unicredito Italiano SpA                      60,710      298,147
                                                     ------------
                                                       10,328,906
                                                     ------------
Japan--26.2%
 Advantest Corporation                         9,800    2,589,801
 Aiful Corporation                               850      103,993
 Asahi Breweries Ltd.                        112,000    1,225,560
 Bridgestone Corporation                       6,000      132,133
 Canon, Inc.                                  79,000    3,139,278
 Citizen Watch Company Ltd.                    9,000       57,257
 Daiichi Pharmaceutical Company Ltd.           5,000       65,039

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
 Daiwa House Industry Company Ltd.                17,000 $    126,456
 DDI Corporation                                      72      986,591
 Denso Corporation                                22,000      525,400
 East Japan Railway Company                           44      237,291
 Fanuc Ltd.                                        3,700      471,146
 Fuji Bank Ltd.                                  115,000    1,117,697
 Fuji Television Network, Inc.                        12      164,432
 Fujitsu Ltd.                                     38,000    1,733,191
 Hirose Electronics Company Ltd.                   9,000    2,018,107
 Hitachi Ltd.                                     20,000      321,034
 Honda Motor Company Ltd.                          3,000      111,579
 Industrial Bank of Japan Ltd.                   106,000    1,021,925
 Ito-Yokado Company Ltd.                           3,000      325,928
 Japan Tobacco, Inc.                                  97      742,429
 JUSCO Company Ltd.                               18,000      313,771
 Kao Corporation                                  61,000    1,740,385
 Keyence Corporation                               3,300    1,340,413
 Kokuyo Company Ltd.                               8,000      106,489
 Komori Corporation                                7,000      133,532
 Kuraray Company Ltd.                             21,000      212,734
 Kyocera Corporation                               8,300    2,152,784
 Makita Corporation                               12,000      108,055
 Marui Company Ltd.                               17,000      253,910
 Matsushita Electric Industrial Company Ltd.      33,000      914,064
 Mitsubishi Corporation                           18,000      139,003
 Mitsubishi Heavy Industries Ltd.                194,000      647,494
 *Mitsubishi Motor Corporation                    32,000      109,309
 Mitsui Fudosan Company Ltd.                      39,000      264,147
 Mitsui Marine & Fire Insurance Company Ltd.      97,000      575,336
 Murata Manufacturing Company Ltd.                20,000    4,698,052
 NEC Corporation                                 148,000    3,527,254
 Nichiei Company Ltd.                              2,900       63,013
 Nidec Corporation                                 2,600      750,710
 Nikon Corporation                                46,000    1,350,689
 Nintendo Company Ltd.                             9,200    1,528,981
 Nippon Telegraph & Telephone Corporation            240    4,110,796
 *Nissan Motor Company Ltd.                      375,000    1,475,475
 Nomura Securities Company Ltd.                   61,000    1,101,544
 NTT Mobile Communcation Network, Inc.               187    7,193,012
 Orix Corporation                                 11,400    2,568,543
 Promise Company Ltd.                             10,900      554,762
 Rohm Company Ltd.                                 5,100    2,096,506
 Sankyo Company Ltd.                              66,000    1,356,564
 Sekisui Chemical Company Ltd.                    25,000      110,845
 Sekisui House Ltd.                               18,000      159,440
 Seven-Eleven Japan Company Ltd.                   2,000      317,119
 Shin-Etsu Chemical Company Ltd.                  14,000      602,917
 Shiseido Company                                 12,000      175,002
 Shohkoh Fund & Company Ltd.                       1,000      395,909
 Softbank Corporation                                100       95,723
 Sony Corporation ADR                                200       56,950
 Sony Corporation                                 35,800   10,617,009
 Sumitomo Bank Ltd.                               23,000      314,937
 Sumitomo Corporation                             33,000      320,084
 Sumitomo Electric Industries                     33,000      381,454
 Sumitomo Trust & Banking Company Ltd.           203,000    1,370,961

December 31, 1999

--------------------------------------------------------------------
Vantagepoint International Fund                  Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
 Taiyo Yuden Co. Ltd.                             2,000 $    118,626
 Takeda Chemical Industries                       7,000      345,992
 TDK Corporation                                 27,000    3,728,786
 Tokio Marine & Fire Insurance Company Ltd.      11,000      128,658
 Tokyo Electronics Ltd.                          25,000    3,425,663
 Toppan Printing Company Ltd.                    16,000      159,734
 Toray Industries, Inc.                          27,000      104,649
 Toshiba Corporation                             70,000      534,401
 Uni-Charm Corporation                           10,000      576,490
 Uny Company Ltd.                                 9,000       88,000
 Yamanouchi Pharmaceutical Company Ltd.          10,000      349,418
                                                        ------------
                                                          83,082,361
                                                        ------------
Luxembourg--0.0%
 Societe Europeenne des Satellites                  373       54,428
                                                        ------------
Mexico--1.2%
 *Cemex SA de CV ADR                             24,069      670,923
 Cemex SA de CV                                  11,830       66,173
 Fomento Economico Mexicano SA de CV             33,030      147,459
 Grupo Modelo SA de CV Class C                   34,450       94,534
 *Grupo Televisa SA ADR                           3,960      270,270
 Kimberly-Clark de Mexico SA de CV               22,840       89,190
 Telefonos de Mexico SA ADR                      22,280    2,506,500
                                                        ------------
                                                           3,845,049
                                                        ------------
Netherlands--6.4%
 ABN AMRO Holding NV                             36,303      906,032
 Aegon NV                                        18,788    1,813,211
 Akzo Nobel NV                                    2,075      103,991
 *ASM Lithography Holding NV                     23,520    2,610,729
 CSM NV                                          10,760      229,560
 DSM NV                                          12,300      492,648
 Elsevier NV                                     13,805      164,767
 *Equant NV                                       3,276      371,550
 Fortis Amev NV                                  15,270      549,369
 Gucci Group NV                                   2,675      306,288
 Heineken Holding NV Class A                     13,900      488,889
 Heineken NV                                     36,345    1,771,001
 ING Groep NV                                    51,020    3,077,557
 Koninklijke Philips Electonics NV               16,349    2,221,131
 KPN NV                                           1,850      180,403
 Royal Dutch Petroleum Company                    9,620      589,094
 STMicroelectronics NV                           17,758    2,730,653
 STMicroelectronics NV NY Shares                  1,400      212,013
 TNT Post Group NV NY Shares                      2,425       69,429
 *United Pan-Europe Communications NV             1,184      151,323
 VNU NV                                           5,830      306,141
 Wolters Kluwer NV                               31,340    1,059,712
                                                        ------------
                                                          20,405,491
                                                        ------------
New Zealand--0.1%
 Telecom Corporation of New Zealand Ltd.         45,880      215,751
                                                        ------------
Norway--0.3%
 Norsk Hydro ASA                                 12,300      515,601
 Orkla ASA Class A                               25,382      436,992
                                                        ------------
                                                             952,593
                                                        ------------

-------------------------------------------------------------------------------

                                                            Shares        Value

-------------------------------------------------------------------------------
Portugal--0.6%
 Jeronimo Martins, SGPS SA                                  13,060 $    333,831
 Portugal Telecom SA                                        91,000      997,287
 Telecel-Comunicacoes Pessoais, SA                          40,000      696,796
                                                                   ------------
                                                                      2,027,914
                                                                   ------------
Singapore--1.3%
 Overseas-Chinese Banking Corporation Ltd.                 130,550    1,199,289
 Singapore Press Holdings Ltd.                              51,070    1,106,952
 Singapore Telecommunications Ltd.                          48,000       99,139
 United Overseas Bank Ltd.                                 186,912    1,649,723
                                                                   ------------
                                                                      4,055,103
                                                                   ------------
South Africa--0.1%
 De Beers ADR                                               11,500      332,781
                                                                   ------------
South Korea--0.4%
 Korea Telecom Corporation ADR                               5,000      373,750
 Pohang Iron & Steel Co. Ltd.                                2,709       94,815
 Samsung Electronics                                         2,570      602,043
 Sk Telecom Co. Ltd.                                            40      143,373
                                                                   ------------
                                                                      1,213,981
                                                                   ------------
Spain--3.0%
 Argentaria, Caja Postal y Banco Hipotecario de Espana
 SA                                                          7,140      167,634
 Banco Bilbao Vizcaya SA                                    19,440      276,627
 Banco Popular Espanol SA                                    1,150       74,935
 Banco Santander Central Hispano                            44,850      507,316
 Endesa SA                                                  81,780    1,622,123
 Gas Natural SDG SA                                          6,120      140,853
 Iberdrola SA                                               19,225      266,216
 Resol SA                                                   12,589      291,639
 Telefonica SA                                             250,111    6,242,145
                                                                   ------------
                                                                      9,589,488
                                                                   ------------
Sweden--2.5%
 *ABB Ltd.                                                   1,908      232,530
 Atlas Copco AB Class B                                      4,630      131,680
 Electrolux AB Class B                                      72,180    1,815,313
 Esselte AB Class B                                          1,760       13,341
 ForeningsSparbanken AB                                     22,500      330,532
 Hennes & Mauritz AB                                        32,460    1,087,212
 Nordbanken Holding AB                                     120,800      709,833
 Sandvik AB Class B                                          5,960      189,818
 Securitas AB Class B                                       17,139      310,190
 Svenska Handelsbanken AB Class A                           91,000    1,144,316
 Telefonaktiebolaget LM Ericsson Class B                    22,840    1,468,267
 Volvo AB Class B                                           14,900      385,240
                                                                   ------------
                                                                      7,818,272
                                                                   ------------
Switzerland--4.2%
 ABB Ltd.                                                   15,363    1,879,021
 Adecco SA                                                   1,921    1,495,974
 Compagnie Financiere Richemont AG                             447    1,066,759
 Credit Suisse Group                                         2,050      407,477
 Holderbank Financiere Glarus AG Class B                       370      506,563
 Nestle SA                                                     901    1,650,579
 Novartis AG                                                   536      787,018

December 31, 1999

-----------------------------------------------------------------------------
Vantagepoint International Fund                           Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
 Roche Holding AG                                            190 $  2,255,228
 Schweizerische Rueckversicherungs-Gesellschaft              170      349,224
 *SGS Societe Generale de Surveillance Holding SA
 Class B                                                     310      395,214
 Swisscom AG                                               2,854    1,154,290
 UBS AG                                                    2,100      567,104
 Zurich Allied AG                                          1,590      906,688
                                                                 ------------
                                                                   13,421,139
                                                                 ------------
Taiwan--1.1%
 *Hon Hai Precision Industry Co. GDR                       4,496       86,863
 *Hon Hai Precision Industry Co.                          51,000      380,246
 Taiwan Semiconductor Manufacturing Company Ltd. ADR      50,676    2,280,420
 *Taiwan Semiconductor                                    93,000      494,853
 *United Microelectronics Corporation                     33,000      117,764
                                                                 ------------
                                                                    3,360,146
                                                                 ------------
United Kingdom--15.1%
 3I Group PLC                                             16,800      299,752
 Abbey National PLC                                       22,710      363,031
 Allied Zurich PLC                                        59,680      702,983
 AstraZeneca Group PLC ADR                                   900       37,575
 AstraZeneca Group PLC                                    31,784    1,344,714
 BG Group PLC                                             89,778      579,857
 BOC Group PLC                                            29,500      633,527
 BP Amoco PLC                                            186,780    1,877,419
 British Aerospace PLC                                   178,560    1,182,121
 British Airways PLC                                      44,100      287,682
 British American Tobacco PLC                            132,295      751,396
 British Energy PLC                                      101,252      580,397
 BTR Siebe PLC                                           316,365    1,721,500
 Cable & Wireless PLC                                     89,025    1,507,923
 Cadbury Schweppes PLC                                   262,975    1,588,106
 Caradon PLC                                              52,310      130,921
 Centrica PLC                                             20,905       59,241
 Compass Group PLC                                        65,820      903,380
 David S. Smith Holdings PLC                              28,130       89,934
 Diageo PLC                                              173,090    1,391,851
 Electrocomponents PLC                                    16,360      181,086
 Enterprise Oil PLC                                       29,700      201,416
 GKN PLC                                                  70,360    1,107,699
 Glaxo Wellcome PLC                                       39,745    1,123,086
 Granada Group PLC                                       149,540    1,515,169
 Great Universal Stores PLC                              104,850      612,869
 Halifax PLC                                             120,400    1,334,622
 Hays PLC                                                  4,200       66,868
 HSBC Holdings PLC                                       135,170    1,895,354
 Imperial Chemical Industries PLC                        105,130    1,112,738
 John Laing PLC                                           11,480       51,717
 Kingfisher PLC                                           90,580    1,004,804
 Ladbroke Group PLC                                       33,910      108,549
 Lloyds TSB Group PLC                                     66,700      834,144
 Marconi PLC                                              28,600      505,905
 National Westminster Bank PLC                           131,300    2,819,733

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 Prudential Corporation PLC                   54,245 $  1,068,589
 Rank Group PLC                                9,845       31,157
 Reed International PLC                      268,240    2,007,535
 Reuters Group PLC                            63,000      864,165
 Rio Tinto PLC                                26,900      649,361
 Royal & Sun Alliance Insurance Group        228,156    1,737,018
 Safeway PLC                                  24,035       82,277
 Shell Transport & Trading Company           257,600    2,140,038
 SmithKline Beecham PLC                      135,460    1,727,941
 Tate & Lyle PLC                              37,800      242,922
 Tesco PLC                                   231,335      703,189
 TI Group PLC                                 70,000      536,886
 Tomkins PLC                                  94,528      305,269
 Unilever PLC                                219,320    1,613,099
 United News & Media PLC                      23,300      296,842
 Vodafone Group PLC                          102,000      505,216
 Zeneca Group PLC                             71,908    2,981,701
                                                     ------------
                                                       48,002,274
                                                     ------------
TOTAL COMMON STOCKS
(Cost $218,679,864)                                   298,468,273
                                                     ------------
-----------------------------------------------------------------
MUTUAL FUNDS--0.4%
-----------------------------------------------------------------
United States--0.4%
 Overseas Equity Index Fund
 (Cost $1,107,470)                           107,706    1,312,487
                                                     ------------
-----------------------------------------------------------------
PREFERRED STOCKS--0.2%
-----------------------------------------------------------------
Australia--0.0%
 News Corporation Ltd.                        19,376      166,128
                                                     ------------
Brazil--0.2%
 Banco Itau SA                               680,000       58,345
 Companhia Energetica de Minas Gerais SA   1,838,000       41,206
 Petroleo Brasileiro SA                    1,243,000      316,513
 Telesp Celular SA                           608,000       48,128
 *Telesp Participacoes Sa                  3,467,072       81,567
                                                     ------------
                                                          545,759
                                                     ------------
Germany--0.0%
 Fielmann AG                                     520       15,647
 Fresenius AG                                    320       58,610
                                                     ------------
                                                           74,257
                                                     ------------
TOTAL PREFERRED STOCKS
(Cost $566,340)                                           786,144
                                                     ------------
-----------------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------------
France--0.0%
 Banque National de Paris CVG                  1,560        7,190
                                                     ------------
United States--0.0%
 CIT Group, Inc. Class A                           0            2
                                                     ------------
TOTAL WARRANTS
(Cost $0)                                      1,560        7,192
                                                     ------------

December 31, 1999

----------------------------------------------------
Vantagepoint International      Shares/
Fund                               Face        Value


----------------------------------------------------
CORPORATE OBLIGATIONS--0.0%
----------------------------------------------------
United Kingdom--0.0%
 BG Transco Holdings PLC
 7.06%, 12/14/2009               10,000          163
 BG Transco Holdings PLC
 7.00%, 12/16/2024               10,000          157
 BG Transco Holdings PLC
 4.19%, 12/14/2022               10,000          162
                                        ------------
TOTAL CORPORATE OBLIGATIONS
(Cost $0)                                        482
                                        ------------
----------------------------------------------------
CASH EQUIVALENTS--.42%
----------------------------------------------------
Institutional Money Market Funds--.13%
 ++Janus Money Market Fund     $ 62,424       62,424
 ++Merrimac Cash Fund--
 Premium Class                  349,698      349,698
                                        ------------
                                             412,122
                                        ------------
Bank & Certificate Deposits/Offshore
Time Deposits--.29%
 ++American Express
 Centurion Bank                  62,424       62,424
 ++Bank of Montreal              62,424       62,424
 ++BankBoston NA                539,892      539,892
 ++Bank of Nova Scotia           62,424       62,424
 ++Harris Trust & Savings Bank  112,364      112,364
 ++Royal Bank of Scotland PLC    62,424       62,424
 ++Toronto Dominion              24,970       24,970
                                        ------------
                                             926,922
                                        ------------
TOTAL CASH EQUIVALENTS
(Cost $1,339,044)                          1,339,044
                                        ------------

-----------------------------------------------------------------------------
                                                        Shares/
                                                           Face        Value

-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.1%
-----------------------------------------------------------------------------
United States--5.1%
 IBT Repurchase Agreement dated 12/31/99 due
 01/03/00, with a maturity value of $16,271,841 and
 an effective yield of 3.06% collateralized by
 Federal Home Loan Bank with a rate of 6.40%, a
 maturity date of 10/15/02 and a market value of
 $3,907,380, Federal Home Loan Mortgage Corporation
 with a rate of 5.91%, a maturity date of 07/15/08
 and a market value of $4,714,677, Government
 National Mortgage Association ARM with a rate of
 6.40%, a maturity date of 05/20/22 and a market
 value of $2,048,615, Federal Home Loan Mortgage
 Corporation with a rate of 7.23%, a maturity date
 of 10/15/23, and a market value of $1,385,814,
 Federal National Mortgage Association ARM with a
 rate of 7.06%, a maturity date of 08/01/27 and
 a market
 value of $5,031,041                                $16,267,873 $ 16,267,873
                                                                ------------
TOTAL INVESTMENTS--100.4%
**(Cost $237,960,591)                                            318,181,495
Other assets less liabilities--(0.4%)                             (1,244,486)
                                                                ------------
TOTAL NET ASSETS--100.0%                                        $316,937,009
                                                                ============

Notes to the Schedule of Investments:

ADR American Depositary Receipt
GDR Global Depositary Receipt
INS Installment Receipt
RNC Non Convertible
* Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $240,413,159. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $77,948,394
    Unrealized depreciation         (180,058)
                                 -----------
    Net unrealized appreciation  $77,768,336
                                 ===========

++ Represents collateral received from securities lending transactions.

December 31, 1999

---------------------------------------
Vantagepoint International Fund
---------------------------------------
Percentage of Portfolio by Industry
 (unaudited):
Electronics                       15.4%
Telephone Systems                 11.1%
Banking                           10.1%
Diversified                        7.5%
Communications                     5.2%
IBT Repurchase Agreement           5.1%
Pharmaceuticals                    4.9%
Beverages, Food & Tobacco          4.6%
Insurance                          4.3%
Oil & Gas                          4.0%
Media--Broadcasting & Publishing   3.2%
Financial Services                 2.8%
Automotive                         2.5%
Computers & Information            1.9%
Metals & Mining                    1.8%
Commercial Services                1.8%
Retailers                          1.7%
Electrical Equipment               1.1%
Building Materials                 1.1%
Chemicals                          1.1%
Food Retailers                     1.0%
Forest Products & Paper            1.0%

---------------------------------------------------
---------------------------------------------------
Electric Utilities                             0.9%
Home Construction, Furnishings & Appliances    0.8%
Cosmetics & Personal Care                      0.6%
Entertainment & Leisure                        0.6%
Airlines                                       0.5%
Photographic Equipment & Supplies              0.4%
Securities Lending Collateral                  0.4%
Heavy Construction                             0.4%
Medical Supplies                               0.4%
Aerospace & Defense                            0.4%
Computer Software & Processing                 0.4%
Real Estate                                    0.3%
Heavy Machinery                                0.3%
Restaurants                                    0.3%
Textiles, Clothing & Fabrics                   0.3%
Transportation                                 0.1%
Advertising                                    0.1%
                                             ------
TOTAL INVESTMENTS                            100.4%
Other assets less liabilities                (0.4)%
                                             ------
TOTAL NET ASSETS                             100.0%
                                             ======

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

---------------------------------------------------------------------
Vantagepoint
Growth Fund                                      Shares         Value

---------------------------------------------------------------------
COMMON STOCKS--97.3%
---------------------------------------------------------------------
Advertising--0.4%
 *Catalina Marketing Corporation                 64,000 $   7,408,000
 Interpublic Group, Inc.                         53,948     3,112,125
 Omnicom Group                                   19,940     1,994,000
 *Precision Response Corporation                  2,300        55,775
 PubliGroupe SA                                     500       494,568
 Saatchi & Saatchi PLC ADR (United Kingdom)      13,900       422,213
 *Ventiv Health, Inc.                                 1             9
 Young & Rubicam, Inc.                           10,400       735,800
                                                        -------------
                                                           14,222,490
                                                        -------------
Aerospace & Defense--0.2%
 Boeing Company                                  45,450     1,889,016
 General Dynamics Corporation                     9,601       506,453
 Honeywell International, Inc.                   38,095     2,197,605
 Lockheed Martin Corporation                     19,140       418,688
 Northrop Grumman Corporation                     3,300       178,406
 *Orbital Sciences Corp.                          2,800        51,975
 Raytheon Company Class B                        16,308       433,181
 Textron, Inc.                                    7,290       559,052
 TRW, Inc.                                        5,890       305,912
                                                        -------------
                                                            6,540,288
                                                        -------------
Airlines--0.1%
 *AMR Corporation                                 7,320       490,440
 Delta Air Lines, Inc.                            6,720       334,740
 FDX Corporation                                 14,370       588,272
 Southwest Airlines, Inc.                        24,356       394,263
 *U.S. Airways Group, Inc.                        3,418       109,590
                                                        -------------
                                                            1,917,305
                                                        -------------
Apparel Retailers--0.3%
 Gap, Inc.                                       41,416     1,905,136
 Intimate Brands, Inc.                           50,000     2,156,250
 *Kohls Corporation                              50,680     3,658,463
 Nordstrom, Inc.                                  6,777       177,473
 The Limited, Inc.                               10,340       447,851
 The Stride Rite Corporation                     14,200        92,300
                                                        -------------
                                                            8,437,473
                                                        -------------
Automotive--1.1%
 *Championship Auto Racing Teams, Inc.           12,100       278,300
 Cooper Tire & Rubber Company                     3,700        57,581
 Dana Corporation                                 8,000       239,500
 Delphi Automotive Systems Corporation          650,031    10,237,984
 Ford Motor Company                              58,420     3,121,819
 General Motors Corporation                      31,080     2,259,128
 Genuine Parts Company                            8,700       215,869
 Goodyear Tire & Rubber Company                   7,500       211,406
 Harley-Davidson, Inc.                          194,100    12,434,531
 International Speedway Corporation Class A      56,035     2,822,763
 International Speedway Corporation Class B      41,300     2,065,000
 ITT Industries, Inc.                             4,234       141,574

-------------------------------------------------------------------

                                               Shares         Value

-------------------------------------------------------------------
 *Navistar International Corporation            3,180 $     150,653
 Paccar, Inc.                                   3,760       166,615
 *Speedway Motorsports, Inc.                   81,800     2,275,063
 Tenneco Automotive, Inc.                           0             2
 The Pep Boys                                   2,530        23,086
                                                      -------------
                                                         36,700,874
                                                      -------------
Banking--3.6%
 Amsouth Bancorp                               19,025       367,420
 Associates First Capital Corporation          35,150       964,428
 Bank of America Corporation                  179,030     8,985,068
 Bank of New York Company, Inc.                35,560     1,422,400
 Bank One Corporation                          55,800     1,789,088
 BB&T Corporation                              15,482       423,820
 Capital One Financial Corporation              9,547       460,046
 CCBT Financial Companies, Inc.                 3,700        56,888
 Chase Manhattan Corporation                  112,670     8,753,051
 Citigroup, Inc.                              268,280    14,906,308
 Comerica, Inc.                                 7,540       352,024
 Fifth Third Bancorp                           14,602     1,071,422
 First Union Corporation                       46,280     1,518,563
 Firstar Corporation                           47,596     1,005,466
 Fleet Boston Financial Corporation            44,548     1,550,827
 Golden West Financial Corporation              8,000       268,000
 Household International, Inc.                177,470     6,610,758
 Huntington Bancshares, Inc.                   11,124       265,586
 Investors Financial Services Corporation       2,500       115,000
 JP Morgan & Company, Inc.                      8,470     1,072,514
 KeyCorp                                       21,723       480,621
 MBNA Corporation                              38,730     1,055,393
 Mellon Financial Corporation                 178,884     6,093,236
 National City Corporation                     29,890       708,019
 Northern Trust Corporation                   173,960     9,219,880
 PNC Bank Corporation                          14,529       646,541
 Regions Financial Corporation                 10,842       272,405
 Safeco Corporation                             6,300       156,713
 SLM Holding Corporation                      152,930     6,461,293
 Southtrust Corporation                         8,118       306,962
 State Street Corporation                     134,000     9,790,375
 Summit Bancorp                                 8,555       261,997
 Suntrust Banks, Inc.                          15,591     1,072,856
 Synovus Financial Corporation                 13,149       261,336
 Union Planters Corporation                     6,880       271,330
 US Bancorp                                    35,373       842,320
 Wachovia Corporation                           9,810       667,080
 Washington Mutual, Inc.                       28,040       729,040
 Wells Fargo & Company                        751,780    30,400,104
                                                      -------------
                                                        121,656,178
                                                      -------------
Beverages, Food & Tobacco--2.6%
 Adolph Coor Company Class B                    1,810        95,025
 Anheuser Busch Companies, Inc.               302,280    21,424,095

December 31, 1999

--------------------------------------------------------------
Vantagepoint
Growth Fund                               Shares         Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 Archer-Daniels-Midland Company           29,906 $     364,479
 Bestfoods                                13,520       710,645
 Brown Forman Corporation                 19,830     1,135,268
 Campbell Soup Company                    21,031       813,637
 Coca Cola Company                       119,310     6,949,808
 Coca Cola Enterprises, Inc.              20,569       413,951
 Conagra, Inc.                            23,649       533,581
 General Mills, Inc.                      14,730       526,598
 Heinz HJ Company                        280,560    11,169,795
 Hershey Foods Corporation                 6,730       319,675
 Kellogg Company                          19,630       604,849
 Nabisco Group Holdings Corporation       15,800       167,875
 Pepsico, Inc.                           578,840    20,404,110
 Philip Morris Companies, Inc.           472,850    10,964,209
 Quaker Oats Company                       6,430       421,969
 Ralston-Ralston Purina Group             15,633       435,770
 Sara Lee Corporation                    270,900     5,976,731
 Supervalu, Inc.                           6,700       134,000
 Sysco Corporation                        16,035       634,385
 Unilever NV                              27,664     1,505,959
 UST, Inc.                                 8,400       211,575
 U.S. Foodservice                         97,100     1,626,425
 WM Wrigley Jr. Company                    5,600       464,450
                                                 -------------
                                                    88,008,864
                                                 -------------
Bio-Technology--0.0%
 Datascope Corporation                     1,400        56,000
 *Invitrogen Corporation                   2,500       150,000
                                                 -------------
                                                       206,000
                                                 -------------
Building Materials--2.8%
 Dimon, Inc.                              15,300        49,725
 Fastenal Company                        208,400     9,364,975
 Florida Rock Industries                 116,400     4,008,525
 Home Depot, Inc.                        847,245    58,089,235
 Lowe's Companies, Inc.                  159,170     9,510,408
 Owens Corning                             2,700        52,144
 Southdown, Inc.                         253,100    13,066,288
 Vulcan Materials Company                  4,840       193,298
                                                 -------------
                                                    94,334,598
                                                 -------------
Chemicals--0.3%
 Air Products & Chemicals, Inc.           11,099       372,510
 Avery-Dennison Corporation                5,540       403,728
 Clorox Company                           11,371       572,814
 Dow Chemicals Company                    10,610     1,417,761
 Du Pont (E.I.) de Nemours & Company      50,430     3,322,076
 Eastman Chemical Company                  3,700       176,444
 Engelhard Corporation                     6,100       115,138
 Georgia Gulf Corporation                  7,000       213,063
 Goodrich BF Company                       5,300       145,750
 Great Lakes Chemical Corporation          2,880       109,980
 Hercules, Inc.                            5,176       144,281
 International Flavors & Fragrances        5,120       193,280
 Monsanto Company                         30,590     1,089,769
 Occidental Petroleum Corporation         16,867       364,749
 Praxair, Inc.                             7,670       385,897
 Rohm & Haas Company                      10,494       426,975
 Tupperware Corporation                    2,790        47,256

-----------------------------------------------------------------

                                             Shares         Value

-----------------------------------------------------------------
 Union Carbide Corporation                    6,410 $     427,868
 *W.R. Grace & Company                        3,500        48,563
                                                    -------------
                                                        9,977,902
                                                    -------------
Commercial Services--2.8%
 *Allied Waste Industries, Inc.               9,120        80,370
 *Cendant Corporation                        34,820       924,906
 *Ceridian Corporation                        6,960       150,075
 *Checkfree Holdings Corporation            152,100    15,894,450
 Concord EFS, Inc.                          480,088    12,362,266
 *Convergys Corporation                       7,900       242,925
 CSK Corporation                              3,200       519,918
 Deluxe Corporation                          55,800     1,531,013
 Dun & Bradstreet Corporation                 7,700       227,150
 Equifax, Inc.                              206,649     4,869,167
 Halliburton Company                         21,373       860,263
 Hooper Holmes, Inc.                         18,600       478,950
 H&R Block, Inc.                              4,750       207,813
 *Iron Mountain, Inc.                       201,800     7,933,263
 *IT Group, Inc.                             13,300       122,194
 Paychex, Inc.                              976,611    39,064,440
 *Plexus Corporation                          1,700        74,800
 *Quest Diagnostics, Inc.                     5,300       161,981
 *Quintiles Transnational Corporation         5,600       104,650
 *Robert Half International, Inc.           125,300     3,578,881
 RR Donnelley & Sons Company                  6,100       151,356
 Ryder System, Inc.                           3,300        80,644
 Service Corporation International           13,200        91,575
 *Startek, Inc.                              48,600     1,761,750
 *Sykes Enterprises, Inc.                    14,100       618,638
 Waste Management, Inc.                      29,980       515,281
 *Xceed, Inc.                                 3,900       161,850
                                                    -------------
                                                       92,770,569
                                                    -------------
Communications--5.2%
 *ADC Telecommunications, Inc.              194,436    14,108,762
 *Ancor Communications, Inc.                216,800    14,715,300
 *Andrew Corporation                        587,590    11,127,486
 *Antec Corporation                          20,300       740,950
 Ariba, Inc.                                 10,000     1,773,750
 *Aspect Communications Corporation          16,600       649,475
 Brocade Communications Systems, Inc.        50,000     8,850,000
 *Ditech Communications Corporation           8,200       766,700
 *General Instrument Corporation              8,344       709,240
 JDS Uniphase Corporation                    29,000     4,678,063
 *Level 3 Communications, Inc.                2,900       237,438
 Lucent Technologies, Inc.                  563,834    42,181,831
 Metromedia Fiber Network, Inc. Class A     198,400     9,510,800
 Network Appliance, Inc.                     72,160     5,993,790
 *Nextel Communications, Inc. Class A        51,060     5,265,563
 Nokia Corporation ADR (Finland)             34,900     6,631,000
 NTL, Inc.                                    1,950       243,263
 *Plantronics, Inc.                           3,800       271,938
 Qualcomm, Inc.                             179,712    31,651,776

December 31, 1999

------------------------------------------------------------------
Vantagepoint
Growth Fund                                   Shares         Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 *Razorfish, Inc.                              6,000 $     570,750
 Scientific Atlanta, Inc.                      3,670       204,144
 Tellabs, Inc.                               213,253    13,688,177
                                                     -------------
                                                       174,570,196
                                                     -------------
Computer Software & Processing--15.1%
 Adobe Systems, Inc.                           5,940       399,465
 *Akamai Technologies, Inc.                    8,900     2,915,863
 *Alteon Websystems, Inc.                     17,900     1,570,725
 America Online, Inc.                        107,142     8,082,525
 *American Management Systems, Inc.          196,500     6,165,188
 *Aspect Development, Inc.                    11,800       808,300
 Autodesk, Inc.                                2,870        96,863
 Automatic Data Processing, Inc.              29,873     1,609,408
 BEA Systems, Inc.                            21,600     1,510,650
 *Bluestone Software, Inc.                    59,200     6,808,000
 *BMC Software, Inc.                         270,004    21,583,445
 *Broadbase Software, Inc.                     1,500       168,750
 BroadVision, Inc.                            40,500     6,887,531
 *Cadence Design Systems, Inc.                69,700     1,672,800
 Citrix Systems, Inc.                          4,232       520,536
 CMGI, Inc.                                  406,000   112,411,250
 Computer Associates International, Inc.      80,260     5,613,184
 Compuware Corporation                       152,630     5,685,468
 *Covad Communications, Inc. Class A          38,700     2,164,781
 *Electronic Arts, Inc.                       40,000     3,360,000
 Electronic Data Systems Corporation         372,134    24,909,720
 *E-Stamp Corporation                          5,700       126,825
 *Exchange Applications, Inc.                 14,000       782,250
 First Data Corporation                       86,940     4,287,229
 Fiserv, Inc.                                362,101    13,872,975
 *Hyperion Solutions Corporation               4,900       213,150
 *i2 Technologies, Inc.                        5,600     1,092,000
 Inktomi Corporation                          24,200     2,147,750
 *InterVU, Inc.                                5,000       525,000
 Intuit, Inc.                                 18,400     1,102,850
 *Mercury Interactive Corporation             10,900     1,176,519
 *Micromuse, Inc.                             25,800     4,386,000
 Microsoft Corporation                       665,544    77,702,262
 *Midway Games, Inc.                           4,500       107,719
 *Mission Critical Software, Inc.              3,000       210,000
 *New Era of Networks, Inc.                   30,500     1,452,563
 *Novell, Inc.                                16,189       646,548
 *Nvidia Corporation                          11,300       530,394
 Oracle Corporation                           97,928    10,974,057
 *Parametric Technology Corporation           13,018       352,300
 Peoplesoft, Inc.                             11,786       251,189
 *Peregrine Systems, Inc.                      3,000       252,563
 *Pixar, Inc.                                313,500    11,090,063
 *Proxim, Inc.                                 3,700       407,000
 Radisys Corporation                           5,250       267,750
 RealNetworks, Inc.                            2,000       240,625
 *Red Hat, Inc.                                3,000       633,750
 *RSA Security, Inc.                          63,800     4,944,500
 *Saleslogix Corporation                      22,800       936,225
 *Santa Cruz Operation, Inc.                   9,500       288,563

------------------------------------------------------------------------

                                                    Shares         Value

------------------------------------------------------------------------
 *Scient Corporation                                 1,200 $     103,725
 Shared Medical Systems Corporation                 91,600     4,665,875
 Siebel Systems, Inc.                              720,200    60,496,800
 *Silknet Software, Inc.                             1,800       298,350
 Softbank Corporation                               12,200    11,678,183
 *Software.com, Inc.                                47,700     4,579,200
 *Sterling Commerce, Inc.                          224,400     7,643,625
 *Sterling Software, Inc.                          146,800     4,624,200
 Sun Microsystems, Inc.                            134,732    10,433,309
 *Transaction Systems Architects, Inc. Class A     213,800     5,986,400
 *Tumbleweed Communications Corporation              3,600       305,100
 *Unisys Corporation                                14,794       472,483
 Verio, Inc.                                        32,500     1,501,094
 Veritas Software Corporation                      201,300    28,811,063
 Vignette Corporation                               71,100    11,589,300
                                                           -------------
                                                             509,133,778
                                                           -------------
Computers & Information--11.7%
 *3 Com Corporation                                 16,944       796,368
 *Acxiom Corporation                               551,400    13,233,586
 *Advanced Digital Information Corporation          10,300       500,838
 *Apple Computer, Inc.                               7,788       800,704
 *Cabletron Systems, Inc.                           13,294       345,644
 CDW Computer Centers, Inc.                        140,000    11,007,500
 *Chemdex Corporation                               49,500     5,494,500
 Cisco Systems, Inc.                               618,761    66,284,772
 Compaq Computer Corporation                        82,200     2,224,538
 *Computer Sciences Corporation                     33,763     3,194,824
 Comverse Technology, Inc.                          28,050     4,060,238
 *Cybex Computer Products Corporation                5,600       226,800
 *Dell Computer Corporation                      1,371,890    69,966,390
 EMC Corporation                                   224,810    24,560,493
 Emulex Corporation                                183,500    20,643,750
 *Foundry Networks, Inc.                             1,900       573,206
 *Gadzoox Networks, Inc.                             5,000       217,813
 *Gateway, Inc.                                     15,135     1,090,666
 *Go2Net, Inc.                                       1,200       104,400
 Hewlett-Packard Company                            48,979     5,580,545
 IMS Health, Inc.                                  117,879     3,204,835
 *Insweb Corporation                                 6,800       173,825
 Intel Corporation                                 612,610    50,425,461
 International Business Machines Corporation       173,366    18,723,528
 *IXL Enterprises, Inc.                              1,500        83,250
 *Juniper Networks, Inc.                            12,300     4,182,000
 Lexmark International Group, Inc.                   6,201       561,191
 Lycos, Inc.                                       322,300    25,642,994
 *MTI Technology Corporation                       206,600     7,618,375
 National Computer Systems, Inc.                    40,800     1,535,100
 *Networks Associates, Inc.                        191,500     5,110,656
 Phone.com, Inc.                                    10,260     1,189,519
 Pitney Bowes, Inc.                                 12,921       624,246
 *Proxicom, Inc.                                    14,400     1,790,100
 Redback Networks, Inc.                             27,000     4,792,500
 *Rhythms NetConnections, Inc.                      20,200       626,200
 *Seagate Technology, Inc.                         233,870    10,889,572
 *Silicon Graphics, Inc.                            51,698       507,287
 *Silicon Storage Technology, Inc.                   9,600       396,000

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December 31, 1999

-------------------------------------------------------------------
Vantagepoint
Growth Fund                                    Shares         Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 *Storage Technology Corporation               19,100 $     352,156
 Verisign, Inc.                                26,800     5,117,125
 *Yahoo!, Inc.                                 38,772    16,776,160
                                                      -------------
                                                        391,229,655
                                                      -------------
Containers & Packaging--0.0%
 Ball Corporation                               1,480        58,275
 Crown Cork & Seal Company, Inc.                5,900       132,013
 Intertape Polymer Group, Inc.                 11,500       324,156
                                                      -------------
                                                            514,444
                                                      -------------
Cosmetics & Personal Care--1.2%
 Alberto Culver Company Class B                 2,744        70,830
 Avon Products, Inc.                           12,180       401,940
 Colgate-Palmolive Company                     28,190     1,832,350
 Ecolab, Inc.                                   6,220       243,358
 Gillette Company                             392,490    16,165,682
 Procter & Gamble Company                     205,510    22,516,189
                                                      -------------
                                                         41,230,349
                                                      -------------
Diversified--2.0%
 Armstrong World Industries, Inc.               1,940        64,748
 General Electric Company                     355,731    55,049,372
 Loews Corporation                              5,182       314,483
 Minnesota Mining & Manufacturing Company      19,439     1,902,592
 Nacco Industries, Inc. Class A                   390        21,669
 Newell Rubbermaid, Inc.                      200,173     5,805,017
 PerkinElmer, Inc.                              2,200        91,713
 Seagram Company Ltd.                          20,872       937,936
 Tyco International Ltd.                       80,884     3,144,366
                                                      -------------
                                                         67,331,896
                                                      -------------
Education--0.1%
 *DeVry, Inc.                                 164,700     3,067,538
 *ITT Educational Services, Inc.                7,900       121,956
                                                      -------------
                                                          3,189,494
                                                      -------------
Electric Utilities--0.6%
 *AES Corporation                              10,000       747,500
 Ameren Corporation                             6,600       216,150
 American Electric Power, Inc.                  9,400       301,975
 Black Hills Corporation                       45,200     1,002,875
 Calpine Corporation                           72,100     4,614,400
 Carolina Power & Light Company                 7,740       235,586
 Central & South West Corporation              10,300       206,000
 Cinergy Corporation                            7,660       184,798
 CMS Energy Corporation                         5,680       177,145
 Consolidated Edison, Inc.                     10,700       369,150
 Constellation Energy Group                     7,200       208,800
 Dominion Resources, Inc.                       9,315       365,614
 DTE Energy Company                             7,000       219,625
 Duke Energy Corporation                       17,602       882,300
 Edison International                          16,818       440,421
 Entergy Corporation                           11,924       307,043
 Firstenergy Corporation                       11,300       256,369
 Florida Progress Corporation                   4,790       202,677
 FPL Group, Inc.                                8,700       372,469
 GPU, Inc.                                      6,000       179,625
 Illinova Corporation                         177,300     6,161,175
 New Century Energies, Inc.                     5,543       168,369

----------------------------------------------------------------

                                            Shares         Value

----------------------------------------------------------------
 *Niagra Mohawk Holdings, Inc.               9,100 $     126,831
 Northern States Power Company               7,469       145,646
 Peco Energy Company                         9,000       312,750
 PG&E Corporation                           18,590       381,095
 Pinnacle West Capital Corporation           4,120       125,918
 PP&L Resources, Inc.                        7,600       173,850
 Public Service Enterprise Group, Inc.      10,577       368,212
 Reliant Energy, Inc.                       14,319       327,547
 Southern Company                           33,020       775,970
 Texas Utilities Company                    13,370       475,471
 Unicom Corporation                         10,482       351,147
                                                   -------------
                                                      21,384,503
                                                   -------------
Electrical Equipment--0.1%
 *Bolder Technologies Corporation            7,400        94,350
 Emerson Electric Company                   20,970     1,203,154
 National Service Industries, Inc.           2,000        59,000
 Thomas & Betts Corporation                  2,750        87,656
                                                   -------------
                                                       1,444,160
                                                   -------------
Electronics--6.5%
 *Adaptec, Inc.                              4,930       245,884
 *Advanced Micro Devices, Inc.               7,157       207,106
 Altera Corporation                        137,700     6,824,756
 *Anadigics, Inc.                            4,200       198,188
 *Analog Devices, Inc.                       8,320       773,760
 Applied Micro Circuits Corporation         95,100    12,101,475
 *ASE Test Ltd. GDR                         60,300     1,469,813
 *ASM Lithography Holding NV                59,300     6,745,375
 AVX Corporation                            48,700     2,431,956
 *Broadcom Corporation Class A              17,000     4,630,375
 *Cree Research, Inc.                        6,300       537,863
 CTS Corporation                            33,300     2,509,988
 *Cymer, Inc.                                9,400       432,400
 Dallas Semiconductor Corporation          103,300     6,656,394
 *DSP Group, Inc.                            2,200       204,600
 *E-Tek Dynamics, Inc.                      25,500     3,432,938
 *International Rectifier Corporation       20,200       525,200
 *Kemet Corporation                         10,300       464,144
 *Kent Electronics Corporation              24,900       566,475
 Kyocera Corporation                         3,200       829,989
 *Lernout & Hauspie Speech Products NV      11,800       545,750
 Linear Technology Corporation              93,700     6,705,406
 *LSI Logic Corporation                     56,527     3,815,573
 Maxim Integrated Products, Inc.           921,800    43,497,438
 *Microchip Technology, Inc.                98,000     6,706,875
 *Micron Technology, Inc.                  270,723    21,048,713
 Molex, Inc. Class A                       200,000     9,050,000
 Molex, Inc.                                 7,500       425,156
 Motorola, Inc.                             43,553     6,413,179
 *National Semiconductor Corporation        45,605     1,952,464
 PMC-Sierra, Inc.                           28,300     4,536,844
 *Polycom, Inc.                             34,500     2,197,219
 Qlogic Corporation                        233,000    37,250,875
 *Sawtek, Inc.                               3,900       259,594
 *Solectron Corporation                     64,050     6,092,756

December 31, 1999

------------------------------------------------------------------------------
Vantagepoint Growth Fund                                  Shares         Value

------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing Company Ltd. ADR      56,100 $   2,524,500
 Teradyne, Inc.                                            8,300       547,800
 Texas Instruments, Inc.                                  73,306     7,101,519
 *Vitesse Semiconductor Corporation                       28,400     1,489,225
 Xerox Corporation                                        32,049       727,112
 Xilinx, Inc.                                            101,000     4,592,349
                                                                 -------------
                                                                   219,269,026
                                                                 -------------
Entertainment & Leisure--1.9%
 Carnival Corporation                                    223,233    10,673,328
 *Harrah's Entertainment, Inc.                             6,216       164,336
 Hasbro, Inc.                                              9,400       179,188
 *Macrovision Corporation                                 14,100     1,043,400
 Mattel, Inc.                                             20,288       266,280
 Royal Caribbean Cruises Ltd.                            159,500     7,865,344
 Time Warner, Inc.                                       379,268    27,473,226
 Walt Disney Company                                     600,476    17,563,923
                                                                 -------------
                                                                    65,229,025
                                                                 -------------
Financial Services--4.9%
 American Express Company                                 21,686     3,605,298
 Bear Stearns & Company, Inc.                              5,850       250,088
 Charles Schwab & Company, Inc.                        1,056,797    40,554,585
 Countrywide Credit Industries, Inc.                       5,400       136,350
 Daiwa Securities Company Ltd.                         1,052,000    16,464,221
 Federal Agricultural Mortgage Corporation                56,000     1,130,500
 Federal Home Loan Mortgage Corporation                   33,640     1,583,183
 Federal National Mortgage Association                   446,980    27,908,314
 Franklin Resources, Inc.                                 12,183       390,617
 Jafco Company Ltd.                                       24,000     8,573,945
 Kokusai Securities Company Ltd.                         190,000     2,977,300
 Lehman Brothers, Inc.                                     5,840       494,575
 Merrill Lynch & Company, Inc.                            17,904     1,494,984
 Morgan Stanley Dean Witter & Company                     45,180     6,449,445
 Nikko Securities Company Ltd.                           771,000     9,757,313
 Nomura Securities Company Ltd.                          567,000    10,238,943
 Old Kent Financial Corporation                            5,700       201,638
 Paine Webber Group, Inc.                                  7,090       275,181
 Providian Financial Corporation                         267,005    24,314,143
 Republic New York Corporation                             4,970       357,840
 T. Rowe Price Associates, Inc.                          232,100     8,573,194
 Worthington Industries, Inc.                              4,440        73,538
                                                                 -------------
                                                                   165,805,195
                                                                 -------------
Food Retailers--0.1%
 Albertson's, Inc.                                        20,274       653,837
 Great Atlantic & Pacific Tea Company                      1,890        52,684

--------------------------------------------------------------

                                          Shares         Value

--------------------------------------------------------------
 Kroger Company                           40,080 $     756,510
 Winn Dixie, Inc.                          7,195       172,230
                                                 -------------
                                                     1,635,261
                                                 -------------
Forest Products & Paper--0.5%
 Bemis Company                             2,570        89,629
 Boise Cascade Corporation                 2,700       109,350
 Champion International Corporation        4,580       283,674
 Fort James Corporation                   10,681       292,392
 Georgia-Pacific Group                     8,270       419,703
 Ikon Office Solutions, Inc.               7,213        49,139
 International Paper Company              19,986     1,127,960
 Kimberly-Clark Corporation              161,140    10,514,385
 Louisiana Pacific Corporation             5,240        74,670
 Mead Corporation                          5,000       217,188
 *Pactiv Corporation                       8,246        87,614
 Polymer Group, Inc.                      20,200       368,650
 Potlatch Corporation                      1,400        62,475
 *Sealed Air Corporation                   4,020       208,286
 Temple Inland, Inc.                       2,700       178,031
 Westvaco Corporation                      4,800       156,600
 Weyerhauser Company                      11,380       817,226
 Willamette Industries, Inc.               5,410       251,227
                                                 -------------
                                                    15,308,199
                                                 -------------
Health Care Providers--0.6%
 Columbia/HCA Healthcare Corporation      37,030     1,085,442
 *Express Scripts, Inc. Class A           25,100     1,606,400
 *Health Management Associates, Inc.     722,200     9,659,425
 *Healthsouth Corporation                 20,100       108,038
 *Manor Care, Inc.                       355,600     5,689,600
 *Tenet Healthcare Corporation            15,050       353,675
                                                 -------------
                                                    18,502,580
                                                 -------------
Heavy Construction--0.3%
 Butler Manufacturing Company             38,700       863,494
 Centex Corporation                        2,890        71,347
 Fluor Corporation                        30,700     1,408,363
 Foster Wheeler Corporation               23,860       211,758
 Martin Marietta Materials, Inc.         193,700     7,941,700
 McDermott International, Inc.             3,000        27,188
 MYR Group, Inc.                          11,000       323,125
                                                 -------------
                                                    10,846,975
                                                 -------------
Heavy Machinery--2.3%
 *Applied Materials, Inc.                345,760    43,803,470
 Applied Power, Inc. Class A             240,700     8,845,725
 *Astec Industries, Inc.                  40,300       758,144
 Baker Hughes, Inc.                       15,899       334,873
 Black & Decker Corporation                4,200       219,450
 Briggs & Stratton Corporation             1,080        57,915
 Caterpillar, Inc.                        17,166       807,875
 *Cooper Cameron Corporation               5,100       249,581
 Cummins Engine Company, Inc.              2,000        96,625
 Deere & Company                          11,259       488,359
 Dover Corporation                        10,070       456,926
 Eaton Corporation                         3,400       246,925
 Grainger WW, Inc.                         4,471       213,770
 Helix Technology Corporation              8,000       358,500

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December 31, 1999

-------------------------------------------------------------
Vantagepoint
Growth Fund                              Shares         Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Ingersoll Rand Company                   7,977 $     439,234
 Manitowoc Company, Inc.                126,150     4,289,100
 Milacron, Inc.                           1,770        27,214
 Pall Corporation                         5,971       128,750
 Parker-Hannifin Corporation              5,190       266,312
 Rockwell International Corporation       9,206       440,737
 Stanley Works                          411,830    12,406,379
 Timken Company                           3,010        61,517
 United Technologies Corporation         23,265     1,512,225
 *Varco International, Inc.             127,400     1,297,888
                                                -------------
                                                   77,807,494
                                                -------------
Home Construction, Furnishings & Appliances--
0.0%
 Bassett Furniture Industries, Inc.      15,100       241,600
 Johnson Controls, Inc.                   4,100       233,188
 Kaufman and Broad Home Corporation       2,340        56,599
 Leggett & Platt, Inc.                    9,500       203,656
 Maytag Corporation                       4,220       202,560
 Pulte Corporation                        2,130        47,925
 Whirlpool Corporation                    3,600       234,225
                                                -------------
                                                    1,219,753
                                                -------------
Household Products--0.4%
 Corning, Inc.                           64,252     8,284,492
 Fortune Brands, Inc.                     8,000       264,500
 Illinois Tool Works, Inc.               65,544     4,428,317
 Jostens, Inc.                            1,650        40,116
 *Owens-Illinois, Inc.                    7,500       187,969
 PPG Industries, Inc.                     8,410       526,151
 Snap-On, Inc.                            3,190        84,734
                                                -------------
                                                   13,816,279
                                                -------------
Insurance--3.2%
 Aetna, Inc.                              7,200       401,850
 AFLAC Corporation                       99,889     4,713,512
 Allstate Corporation                    38,550       925,200
 American General Corporation            12,000       910,500
 American International Group, Inc.     558,801    60,420,344
 Aon Corporation                         12,365       494,600
 Arthur J. Gallagher & Co.                  700        45,325
 Brown & Brown, Inc.                      4,300       164,744
 Chubb Corporation                        8,484       477,755
 Cigna Corporation                        8,950       721,034
 Cincinnati Financial Corporation         8,015       249,968
 Conseco, Inc.                           15,800       282,425
 E.W. Blanch Holdings, Inc.              16,200       992,250
 Hartford Financial Services Group       10,880       515,440
 *Humana, Inc.                            8,133        66,589
 Jefferson Pilot Corporation              5,070       346,028
 Lincoln National Corporation             9,608       384,320
 Marsh & McLennan Companies, Inc.        12,767     1,221,642
 MBIA, Inc.                               4,800       253,500
 MGIC Investment Corporation              5,200       312,975
 Progressive Corporation                451,460    33,013,013
 St. Paul Companies, Inc.                11,000       370,563
 Torchmark Corporation                    6,420       186,581
 United Healthcare Corporation            8,400       446,250
 Unumprovident Corporation               11,540       370,001
 *Wellpoint Health Networks               3,100       204,406
                                                -------------
                                                  108,490,815
                                                -------------

----------------------------------------------------------------------

                                                  Shares         Value

----------------------------------------------------------------------
Lodging--0.4%
 Hilton Hotels Corporation                        17,800 $     171,325
 Marriott International Class A                   11,990       378,434
 *Mirage Resorts, Inc.                           796,014    12,188,964
                                                         -------------
                                                            12,738,723
                                                         -------------
Media--Broadcasting & Publishing--3.6%
 *Allegiance Telecom, Inc.                        48,100     4,437,225
 American Greetings Corporation                    3,220        76,073
 AT&T Corporation--Liberty Media Group           264,164    14,991,293
 BHC Communications, Inc. Class A                 40,400     6,464,000
 *Cablevision Systems Corporation                123,600     9,331,800
 *CBS Corporation                                 36,855     2,356,417
 Chris-Craft Industries, Inc.                     54,636     3,940,622
 *Clear Channel Communications                    16,313     1,455,935
 Comcast Corporation                              36,173     1,828,997
 Cox Communications, Inc. Class A                657,953    33,884,580
 *Cox Radio, Inc. Class A                          1,200       119,700
 Dow Jones & Company, Inc.                         4,366       296,888
 EchoStar Communications Corporation Class A      16,100     1,569,750
 *Entercom Communications Corporation                600        39,600
 Gannett Company, Inc.                           349,720    28,524,038
 Knight Ridder, Inc.                               3,900       232,050
 *Liberty Digital, Inc. Class A                   34,500     2,561,625
 McGraw-Hill Companies, Inc.                       9,480       584,205
 *MediaOne Group, Inc.                            29,355     2,254,831
 Meredith Corporation                              2,468       102,885
 New York Times Company                            8,460       415,598
 *Sinclair Broadcast Group, Inc. Class A          23,000       280,671
 *TCI Satellite Entertainment, Inc.--A             4,200        67,200
 Times Mirror Company Class A                      2,880       192,960
 Tribune Company                                  11,470       631,567
 TV Guide, Inc.                                   33,800     1,453,400
 *USA Networks, Inc.                               8,500       469,625
 Viacom, Inc. Class B                             52,593     3,178,589
                                                         -------------
                                                           121,742,124
                                                         -------------
Medical Supplies--1.2%
 Allergan, Inc.                                   29,500     1,467,625
 *Alza Corporation                                 4,943       171,151
 Bard C.R., Inc.                                   2,480       131,440
 Bausch & Lomb, Inc.                               2,810       192,309
 Baxter International, Inc.                       14,070       883,772
 Becton Dickinson & Company                       12,100       323,675
 Biomet, Inc.                                     31,450     1,258,000
 *Boston Scientific Corporation                   19,953       436,472
 *Cygnus, Inc.                                     2,900        52,925
 Fresenius Medical Care AG                        27,400       777,475
 Guidant Corporation                             154,339     7,253,933
 Johnson & Johnson                               105,156     9,792,634
 *KLA-Tencor Corporation                           4,260       474,458
 Mallinckrodt, Inc.                                3,430       109,117
 Medtronics, Inc.                                181,977     6,630,787
 *Patterson Dental Company                       134,500     5,733,063

December 31, 1999

----------------------------------------------------------------------------
Vantagepoint
Growth Fund                                             Shares         Value

----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------
 PE Corporation                                         41,420 $   4,983,344
 *St. Jude Medical, Inc.                                 4,080       125,205
 Tektronix, Inc.                                         2,200        85,525
 *Thermo Electron Corporation                            7,656       114,840
                                                               -------------
                                                                  40,997,750
                                                               -------------
Metals & Mining--0.3%
 Alcan Aluminum Ltd.                                    10,910       449,356
 Alcoa, Inc.                                            17,680     1,467,440
 Allegheny Technologies, Inc.                            4,650       104,323
 Barrick Gold Corporation                               18,906       334,400
 *Bethlehem Steel Corporation                            6,370        53,349
 Cooper Industries, Inc.                                 4,500       181,969
 Crane Company                                           3,290        65,389
 Danaher Corporation                                    55,489     2,677,344
 *Freeport-McMoRan Copper & Gold, Inc.                   7,881       166,486
 Homestake Mining Company                               12,651        98,836
 *Inco Ltd.                                             63,700     1,489,349
 Inco Ltd.                                              16,050       377,175
 Masco Corporation                                      21,401       543,050
 Newmont Mining Corporation                              8,148       199,626
 Nucor Corporation                                       4,183       229,281
 Phelps Dodge Corporation                                3,720       249,705
 Placer Dome, Inc.                                      15,716       168,947
 Reynolds Metals Company                                 3,000       229,875
 USX US Steel Group, Inc.                                4,200       138,600
                                                               -------------
                                                                   9,224,500
                                                               -------------
Oil & Gas--3.8%
 Amerada Hess Corporation                                4,370       247,998
 Anadarko Petroleum Corporation                          6,100       208,163
 Apache Corporation                                      5,519       203,858
 Ashland, Inc.                                           3,500       115,281
 Atlantic Richfield Company                             15,593     1,348,795
 *Atwood Oceanics, Inc.                                 97,700     3,773,663
 *BJ Services Company                                    9,000       376,313
 Burlington Resources, Inc.                             10,500       347,156
 *Cal Dive International, Inc.                          38,600     1,278,625
 Chevron Corporation                                    31,750     2,750,344
 Coastal Corporation                                    10,340       366,424
 Columbia Energy Group                                   3,950       249,838
 *Companie Generale de Geophysique SA ADR (France)      40,300       387,888
 Conoco, Inc. Class B                                   30,330       754,459
 Consolidated Natural Gas Company                        4,619       299,946
 Diamond Offshore Drilling, Inc.                        57,400     1,754,288
 Dynegy, Inc.                                           41,700     1,013,831
 Eastern Enterprises                                     1,320        75,818
 El Paso Energy Corporation                             11,030       428,102
 Enron Corporation                                      34,456     1,528,985
 Ensco International, Inc.                             412,000     9,424,500
 Exxon Mobil Corporation                               166,725    13,431,816
 *Global Marine, Inc.                                1,234,800    20,528,550
 Helmerich & Payne, Inc.                                98,788     2,154,813
 Kerr-McGee Corporation                                  4,100       254,200
 *Marine Drilling Company, Inc.                        420,100     9,425,994
 *Nabors Industries, Inc.                               25,800       798,188
 *National-Oilwell, Inc.                                38,300       600,831
 Nicor, Inc.                                             2,200        71,500

---------------------------------------------------------------

                                           Shares         Value

---------------------------------------------------------------
 *Noble Drilling Corporation              198,900 $   6,513,975
 Oneok, Inc.                                1,500        37,688
 Peoples Energy Corporation                 1,680        56,280
 Phillips Petroleum Company                12,240       575,280
 *Rowan Companies, Inc.                     4,010        86,967
 Royal Dutch Petroleum Company            103,649     6,264,286
 *R&B Falcon Corporation                  660,200     8,747,650
 Santa Fe International Corporation       165,200     4,274,550
 Schlumberger Ltd.                        220,533    12,404,981
 Sempra Energy                             11,600       201,550
 *Smith International, Inc.               215,700    10,717,594
 Sunoco, Inc.                              25,100       589,850
 Texaco, Inc.                              26,680     1,449,058
 Tosco Corporation                          7,332       199,339
 Transocean Sedco Forex, Inc.              43,091     1,451,634
 Union Pacific Resources Group, Inc.       12,200       155,550
 Unocal Corporation                        11,690       392,346
 USX Marathon Group                        14,950       369,078
 Williams Companies, Inc.                  21,021       642,454
                                                  -------------
                                                    129,330,277
                                                  -------------
Pharmaceuticals--7.4%
 Abbott Laboratories                       73,503     2,669,078
 *Abgenix, Inc.                             2,000       265,000
 American Home Products Corporation       468,750    18,486,328
 Amgen, Inc.                              606,282    36,414,799
 Biogen, Inc.                             533,600    45,089,200
 Bristol-Myers Squibb Company             157,000    10,077,438
 Cardinal Health, Inc.                    214,843    10,285,609
 *Cephalon, Inc.                           10,600       366,363
 *COR Therapeutics, Inc.                   10,700       287,563
 Eli Lilly & Company                       52,820     3,512,530
 IDEC Pharmaceuticals Corporation          12,200     1,198,650
 Immnunex Corporation                     289,200    31,667,400
 *Immunogen, Inc.                           9,500        52,250
 McKesson HBOC, Inc.                       13,646       307,888
 *MedImmune, Inc.                          16,000     2,654,000
 Merck & Company, Inc.                    199,840    13,401,770
 Millipore Corporation                      2,100        81,113
 Omnicare, Inc.                           323,200     3,878,400
 Pfizer, Inc.                           1,010,340    32,772,904
 Pharmacia & Upjohn, Inc.                 106,140     4,776,300
 Schering-Plough Corporation              139,590     5,888,953
 Sigma Aldrich Corporation                  4,850       145,803
 Warner-Lambert Company                   276,425    22,649,573
 *Watson Pharmaceutical, Inc.               4,600       164,738
                                                  -------------
                                                    247,093,650
                                                  -------------
Photographic Equipment & Supplies--0.1%
 Eastman Kodak Company                     15,260     1,010,975
 Optical Coating Laboratory, Inc.           5,800     1,716,800
 Polaroid Corporation                       2,200        41,388
                                                  -------------
                                                      2,769,163
                                                  -------------
Restaurants--0.1%
 CEC Entertainment, Inc.                    3,600       102,150
 Darden Restaurants, Inc.                   6,399       115,982
 *Lone Star Steakhouse & Saloon, Inc.       9,300        82,974

December 31, 1999

--------------------------------------------------------------
Vantagepoint
Growth Fund                               Shares         Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 McDonald's Corporation                   65,500 $   2,640,469
 Outback Steakhouse, Inc.                      1            13
 *The Cheesecake Factory, Inc.            18,900       661,500
 *Tricon Global Restaurants, Inc.          7,380       285,053
 Wendy's International, Inc.               5,877       121,213
                                                 -------------
                                                     4,009,354
                                                 -------------
Retailers--3.6%
 *Autozone, Inc.                           7,200       232,650
 *Bed Bath & Beyond, Inc.                243,000     8,444,250
 Best Buy Company, Inc.                  213,316    10,705,797
 CCS Corporation                         174,030     6,950,323
 Circuit City Stores                       9,728       438,368
 *Consolidated Stores Corporation          5,300        86,125
 *Costco Wholesale Corporation            10,630       969,988
 Dayton Hudson Corporation                59,300     4,354,844
 Dillards, Inc. Class A                    5,220       105,379
 Dollar General                          311,185     7,079,459
 *Federated Department Stores             10,060       508,659
 Fred's, Inc.                                800        12,750
 Harcourt General, Inc.                    3,398       136,770
 J.C. Penney Company, Inc.                12,700       253,206
 *K Mart Corporation                      23,900       240,494
 Longs Drugstores Corporation              1,930        49,818
 May Department Stores Company            16,120       519,870
 Office Depot, Inc.                      317,330     3,470,797
 Rite Aid Corporation                     12,540       140,291
 *Safeway, Inc.                          444,721    15,815,391
 Sears Roebuck & Company                  18,360       558,833
 Sherwin Williams Company                  8,169       171,549
 Staples, Inc.                           338,792     7,029,934
 Tandy Corporation                         9,390       461,871
 Tiffany & Co.                             8,100       722,925
 TJX Companies, Inc.                     119,760     2,447,595
 *Toys "R" Us, Inc.                       11,937       170,848
 Walgreen Company                         48,490     1,418,333
 Wal-Mart Stores, Inc.                   636,429    43,993,155
 *Williams-Sonoma, Inc.                   53,000     2,438,000
                                                 -------------
                                                   119,928,272
                                                 -------------
Telephone Systems--2.8%
 Alcatel SA ADR (France)                  12,300       553,500
 Alltel Corporation                       27,397     2,265,389
 *Amdocs Ltd.                              5,000       172,500
 *Anaren Microwave, Inc.                   5,600       303,100
 AT&T Corporation                        298,981    15,173,295
 *AudioCodes Ltd.                          2,500       230,000
 Bell Atlantic Corporation                75,080     4,622,113
 BellSouth Corporation                    91,100     4,264,619
 *Cable & Wireless Optus Ltd.            121,600       406,643
 Centurytel, Inc.                          6,660       315,518
 *China Telecom Ltd. ADR (Hong Kong)      12,200     1,568,463
 *CommScope, Inc.                          7,500       302,344
 DDI Corporation                              72       986,591
 *Digital Lightware, Inc.                  5,400       345,600
 Exodus Communications, Inc.              73,200     6,501,075
 *Global Crossing Ltd.                    36,880     1,844,000
 GTE Corporation                          47,065     3,321,024
 *Latitude Communications, Inc.            3,000        78,375
 MCI Worldcom, Inc.                      326,280    17,313,233

----------------------------------------------------------------------
                                                Shares/
                                                   Face          Value

----------------------------------------------------------------------
 Nortel Networks Corporation                     64,151 $    6,479,251
 *Pacific Century Cyberworks Ltd.             1,726,000      4,018,818
 *Rural Cellular Corporation Class A              6,500        588,250
 SBC Communications, Inc.                       164,810      8,034,468
 Sprint Corporation (FON Group)                  41,936      2,822,817
 *Sprint Corporation (PCS Group)                 34,732      3,560,030
 Telephone & Data Systems, Inc.                  25,700      3,238,200
 *Triton PCS Holdings, Inc.                       7,900        359,450
 US West, Inc.                                   24,420      1,758,240
 Vodafone AirTouch PLC ADR (United Kingdom)      20,150        997,425
 *VoiceStream Wireless Corporation               22,200      3,159,338
                                                        --------------
                                                            95,583,669
                                                        --------------
Textiles, Clothing & Fabrics--0.0%
 Liz Claiborne, Inc.                              2,900        109,113
 Nike, Inc.                                      13,562        672,167
 *Reebok International Ltd.                       2,720         22,270
 Russell Corporation                              1,600         26,800
 Springs Industries, Inc.                           850         33,947
 VF Corporation                                   5,800        174,000
                                                        --------------
                                                             1,038,297
                                                        --------------
Transportation--3.1%
 Alexander & Baldwin, Inc.                       43,300        987,781
 Brunswick Corporation                            4,500        100,125
 Burlington Northern Santa Fe                    22,500        545,625
 CSX Corporation                                 10,530        330,379
 C.H. Robinson Worldwide, Inc.                  183,700      7,302,075
 Dial Corporation                               216,500      5,263,656
 Fleetwood Enterprises, Inc.                      1,640         33,825
 Florida East Coast Industries, Inc.             16,100        672,175
 *FMC Corporation                                 1,500         85,969
 Kansas City Southern Industries, Inc.          797,764     59,533,139
 Norfolk Southern Corporation                    18,440        378,020
 St. Joe Company                                 46,900      1,140,256
 Union Pacific Corporation                      417,990     18,234,814
 US Freightways Corporation                     219,200     10,494,200
                                                        --------------
                                                           105,102,039
                                                        --------------
TOTAL COMMON STOCKS
(Cost $2,477,982,927)                                    3,272,289,436
                                                        --------------
----------------------------------------------------------------------
RIGHTS--0.0%
----------------------------------------------------------------------
Telephone Systems--0.0%
 Pac-West Telecommunications, Inc.
 (Cost $0)                                          860              0
                                                        --------------
----------------------------------------------------------------------
WARRANTS--0.0%
----------------------------------------------------------------------
Oil & Gas--0.0%
 Magnum Hunter Resources, Inc. (Cost $0)              1              0
                                                        --------------

December 31, 1999

-----------------------------------------------------------------
                                            Shares/
Vantagepoint Growth Fund                       Face         Value

-----------------------------------------------------------------
CASH EQUIVALENTS--8.3%
-----------------------------------------------------------------
Institutional Money Market Funds--2.6%
 ++Janus Money Market Fund              $13,026,306 $  13,026,306
 ++Merrimac Cash Fund--Premium Class     74,083,196    74,083,194
                                                    -------------
                                                       87,109,500
                                                    -------------
Bank Deposits/Offshore
Time Deposits--2.9%
 ++American Express Centurion Bank       12,899,088    12,899,088
 ++Bank of Montreal                      23,026,302    23,026,302
 ++BankBoston NA                          8,804,206     8,804,206
 ++Bank of Nova Scotia                   13,026,302    13,026,302
 ++Harris Trust & Savings Bank           23,447,349    23,447,349
 ++Royal Bank of Scotland PLC            12,899,088    12,899,088
 ++Toronto Dominion                       5,210,524     5,210,524
                                                    -------------
                                                       99,312,859
                                                    -------------
Floating Rate Instruments/
Master Notes--2.8%
 ++Goldman Sachs & Co                   $10,000,000 $  10,000,000
 ++John Hancock Mutual Life              24,000,000    24,000,000
 ++Morgan Stanley Dean Witter & Company  59,000,000    59,000,000
                                                    -------------
                                                       93,000,000
                                                    -------------
TOTAL CASH EQUIVALENTS
(Cost $279,422,359)                                   279,422,359
                                                    -------------

---------------------------------------------------
                            Shares/
                               Face          Value

---------------------------------------------------
 REPURCHASE AGREEMENTS--2.7%
---------------------------------------------------
 IBT Repurchase Agreement dated
 12/31/1999 due 01/03/2000, with a
 maturity value of $89,453,780 and
 an effective yield of 3.06%
 collateralized by Federal National
 Mortgage Association ARM with a
 rate of 6.98%, a maturity date of
 04/02/2026 and a market value of
 $4,177,645, Federal Home Loan
 Mortgage Corporation with a rate
 of 6.00%, a maturity date of
 03/08/2004 and a market value of
 $12,889,795, Federal National
 Mortgage Association Floater with
 a rate of 6.72%, a maturity date
 of 11/16/2009 and a market value
 of $20,138,000, Federal Home Loan
 Bank with a rate of 5.55%, a
 maturity date of 01/29/2004, and a
 market value of $10,998,600,
 Federal Home Loan Mortgage
 Corporation with a rate of 6.50%,
 a maturity date of 06/15/2028 and
 a market value $7,061,919, Federal
 Home Loan Mortgage Corporation
 Gold with a rate of 8.00%, a
 maturity date of 12/01/2021, and a
 market value of $622,981, Federal
 National Mortgage Association with
 a rate of 6.45% a maturity date of
 03/06/2002 and a market value of
 $4,393,388, Federal National
 Mortgage Association ARM with a
 rate of 5.98%, a maturity date of
 09/01/2029 and a market value of
 $10,540,773, Federal Home Loan
 Mortgage Corporation with a rate
 of 5.91%, a maturity date of
 05/15/2008 and a market value of
 $10,227,576, Federal National
 Mortgage Assosiation ARM, with a
 rate of 6.77%, a maturity date of
 09/01/2023 and a market value of
 $4,651,899, Federal National
 Mortgage Association CMT Floater,
 with a rate of 5.87%, a maturity
 date of 01/25/2022 and a market
 value of $2,770,667, Federal
 National Mortgage Asssociation,
 with a rate of 7.50%, a maturity
 date of 02/01/2010 and a market
 value of $5,437,554   $ 89,430,975 $   89,430,975
                                    --------------
 TOTAL INVESTMENTS--108.3%
  **(Cost $2,846,836,261)            3,641,142,770
 Other assets less liabilities--
  (8.3%)                              (279,447,390)
                                    --------------
 TOTAL NET ASSETS--100.0%           $3,361,695,380
                                    ==============
    Unrealized appreciation         $  773,406,579
    Unrealized depreciation             (8,143,170)
                                    --------------
    Net unrealized appreciation     $  765,263,409
                                    ==============

Notes to the Schedule of Investments

ADR American Depositary Receipt
GDR Global Depository Receipt
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $2,875,879,361. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

---------------------------------------------------------------
Vantagepoint Growth & Income Fund           Shares        Value

---------------------------------------------------------------
COMMON STOCKS--96.3%
---------------------------------------------------------------
Advertising--1.1%
 Interpublic Group, Inc.                    27,000 $  1,557,563
 Omnicom Group                               6,000      600,000
 Young & Rubicam, Inc.                       6,000      424,500
                                                   ------------
                                                      2,582,063
                                                   ------------
Aerospace & Defense--0.5%
 Lockheed Martin Corporation                18,000      393,750
 Raytheon Company Class B                   12,000      318,750
 Textron, Inc.                               6,000      460,125
                                                   ------------
                                                      1,172,625
                                                   ------------
Airlines--0.2%
 *Continental Airlines, Inc. Class B        12,000      532,500
                                                   ------------
Automotive--0.4%
 Delphi Automotive Systems Corporation      24,403      384,347
 Federal-Mogul Corporation                  25,000      503,125
                                                   ------------
                                                        887,472
                                                   ------------
Banking--7.5%
 Associates First Capital Corporation       26,184      718,424
 Bank of America Corporation                43,994    2,207,949
 Bank One Corporation                       51,200    1,641,600
 Capital One Financial Corporation          12,200      587,887
 Citigroup, Inc.                            82,000    4,556,125
 Comerica, Inc.                              3,300      154,069
 Fifth Third Bancorp                        15,200    1,115,300
 First Security Corporation                 20,100      513,180
 Firstar Corporation                        51,900    1,096,387
 Household International, Inc.              23,500      875,375
 Northern Trust Corporation                  6,100      323,300
 SLM Holding Corporation                    22,400      946,400
 Washington Mutual, Inc.                    43,048    1,119,248
 Wells Fargo & Company                      36,300    1,467,882
 Zions Bancorporation                        7,000      414,312
                                                   ------------
                                                     17,737,438
                                                   ------------
Beverages, Food & Tobacco--2.2%
 Anheuser Busch Companies, Inc.             15,642    1,108,627
 Campbell Soup Company                      24,900      963,319
 Kellogg Company                            54,000    1,663,875
 Pepsico, Inc.                              15,700      553,425
 Philip Morris Companies, Inc.              16,703      387,301
 Sysco Corporation                          13,500      534,093
                                                   ------------
                                                      5,210,640
                                                   ------------
Building Materials--1.8%
 Home Depot, Inc.                           50,200    3,441,832
 Lowe's Companies, Inc.                     13,100      782,725
                                                   ------------
                                                      4,224,557
                                                   ------------
Chemicals--1.0%
 Avery-Dennison Corporation                  2,700      196,763
 Clorox Company                             26,800    1,350,050
 Praxair, Inc.                              16,200      815,063
                                                   ------------
                                                      2,361,876
                                                   ------------
Commercial Services--0.6%
 *Quintiles Transnational Corporation       60,100    1,123,119
 Service Corporation International          46,800      324,675
                                                   ------------
                                                      1,447,794
                                                   ------------

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
Communications--4.7%
 JDS Uniphase Corporation                          7,900 $  1,274,369
 Lucent Technologies, Inc.                        29,700    2,221,931
 *Newbridge Networks Corporation                   7,000      157,938
 *Nextel Communications, Inc. Class A             11,600    1,196,250
 Nokia Corporation ADR (Finland)                  20,900    3,971,000
 Qualcomm, Inc.                                   11,100    1,954,988
 Tellabs, Inc.                                     3,700      237,494
                                                         ------------
                                                           11,013,970
                                                         ------------
Computer Software &
Processing--8.4%
 America Online, Inc.                             32,300    2,436,631
 Autodesk, Inc.                                   32,000    1,080,000
 *BMC Software, Inc.                              15,300    1,223,044
 *Cadence Design Systems, Inc.                    97,600    2,342,400
 Electronic Data Systems Corporation               8,800      589,050
 Microsoft Corporation                            48,300    5,639,025
 Oracle Corporation                               16,100    1,804,208
 Peoplesoft, Inc.                                 61,800    1,317,113
 *Policy Management System Corporation            18,900      483,131
 Sun Microsystems, Inc.                           25,200    1,951,425
 Veritas Software Corporation                      4,600      658,376
                                                         ------------
                                                           19,524,403
                                                         ------------
Computers & Information--6.9%
 *Apple Computer, Inc.                            10,500    1,079,532
 Cisco Systems, Inc.                              33,900    3,631,538
 Compaq Computer Corporation                      39,100    1,058,144
 Comverse Technology, Inc.                         4,100      593,475
 Dell Computer Corporation                        41,500    2,116,500
 EMC Corporation                                  13,700    1,496,725
 Hewlett-Packard Company                          10,400    1,184,950
 Intel Corporation                                25,900    2,131,893
 International Business Machines Corporation      10,800    1,166,400
 Lexmark International Group, Inc.                 3,800      343,900
 *Williams Communications Group, Inc.              2,400       69,450
 *Yahoo!, Inc.                                     3,159    1,366,860
                                                         ------------
                                                           16,239,367
                                                         ------------
Cosmetics & Personal Care--1.9%
 Avon Products, Inc.                              18,000      594,000
 Colgate-Palmolive Company                        18,200    1,183,000
 Ecolab, Inc.                                     40,000    1,565,000
 Estee Lauder Companies Class A                   20,600    1,039,013
                                                         ------------
                                                            4,381,013
                                                         ------------
Diversified--4.3%
 *Berkshire Hathaway, Inc. Class A                     6      336,600
 General Electric Company                         37,900    5,865,018
 Tyco International Ltd.                          99,400    3,864,175
                                                         ------------
                                                           10,065,793
                                                         ------------

December 31, 1999

------------------------------------------------------------
Vantagepoint Growth & Income Fund        Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
Electric Utilities--1.6%
 *AES Corporation                        23,000 $  1,719,250
 American Electric Power, Inc.           20,000      642,500
 Cinergy Corporation                     15,000      361,875
 *Niagra Mohawk Holdings, Inc.           32,000      446,000
 Northeast Utilities                     28,000      575,750
                                                ------------
                                                   3,745,375
                                                ------------
Electrical Equipment--0.4%
 Emerson Electric Company                15,000      860,625
                                                ------------
Electronics--5.2%
 *Agilent Technologies, Inc.             10,300      796,319
 Maxim Integrated Products, Inc.         26,000    1,226,875
 Motorola, Inc.                          22,000    3,239,500
 Solectron Corporation                   15,400    1,464,925
 Sony Corporation ADR (Japan)             7,100    2,021,725
 *Teradyne, Inc.                         26,300    1,735,800
 Texas Instruments, Inc.                  8,700      842,812
 Xilinx, Inc.                            17,700      804,797
                                                ------------
                                                  12,132,753
                                                ------------
Entertainment & Leisure--2.0%
 Carnival Corporation                    37,400    1,788,188
 Hasbro, Inc.                            40,050      763,453
 Time Warner, Inc.                       30,600    2,216,588
                                                ------------
                                                   4,768,229
                                                ------------
Financial Services--1.4%
 American Express Company                 9,400    1,562,750
 Indymac Mortgage Holdings               59,500      758,625
 Providian Financial Corporation         10,600      965,263
                                                ------------
                                                   3,286,638
                                                ------------
Food Retailers--0.5%
 Albertson's, Inc.                       33,000    1,064,250
                                                ------------
Forest Products & Paper--2.1%
 Bowater, Inc.                           11,100      602,869
 Fort James Corporation                  34,000      930,750
 Kimberly-Clark Corporation              26,700    1,742,175
 *Sealed Air Corporation                 19,900    1,031,069
 Weyerhaeuser Company                     7,900      567,319
                                                ------------
                                                   4,874,182
                                                ------------
Health Care Providers--0.2%
 *PacifiCare Health Systems, Inc.         9,200      487,600
                                                ------------
Heavy Machinery--3.9%
 *Applied Materials, Inc.                20,700    2,622,431
 Baker Hughes, Inc.                      40,000      842,500
 Black & Decker Corporation               9,000      470,250
 Dover Corporation                       30,700    1,393,013
 *Lam Research Corporation                7,000      780,938
 Rockwell International Corporation       5,600      268,100
 United Technologies Corporation         42,000    2,730,000
                                                ------------
                                                   9,107,232
                                                ------------
Household Products--0.8%
 Corning, Inc.                            5,200      670,475
 Illinois Tool Works, Inc.               17,000    1,148,563
                                                ------------
                                                   1,819,038
                                                ------------

--------------------------------------------------------------------------------

                                                             Shares        Value

--------------------------------------------------------------------------------
Insurance--3.5%
 Allstate Corporation                                        12,900 $    309,600
 American General Corporation                                11,700      887,738
 American International Group, Inc.                          20,825    2,251,703
 Cincinnati Financial Corporation                            41,000    1,278,688
 Jefferson Pilot Corporation                                  4,000      273,000
 Lincoln National Corporation                                18,114      724,560
 The PMI Group, Inc.                                         23,100    1,127,569
 United Healthcare Corporation                               11,000      584,375
 XL Captial Ltd.                                             16,000      830,000
                                                                    ------------
                                                                       8,267,233
                                                                    ------------
Lodging--0.1%
 *Mirage Resorts, Inc.                                       20,600      315,438
                                                                    ------------
Media--Broadcasting & Publishing--7.9%
 *Adelphia Communications Corporation Class A                12,500      820,313
 American Greetings Corporation                              39,700      937,913
 AT&T Corporation-Liberty Media Group                        91,400    5,186,950
 *Cablevision Systems Corporation                            21,300    1,608,150
 *CBS Corporation                                            20,900    1,336,294
 *Clear Channel Communications                               18,900    1,686,825
 Comcast Corporation                                         20,400    1,031,475
 *Fox Entertainment Group, Inc.                              65,000    1,620,938
 New York Times Company                                       6,500      319,313
 Viacom, Inc. Class B                                        66,800    4,037,226
                                                                    ------------
                                                                      18,585,397
                                                                    ------------
Medical Supplies--4.3%
 Allergan, Inc.                                               8,900      442,775
 Bausch & Lomb, Inc.                                          6,400      438,000
 Becton Dickinson & Company                                  27,100      724,925
 Guidant Corporation                                         48,100    2,260,694
 Johnson & Johnson                                           18,900    1,760,063
 *KLA-Tencor Corporation                                     12,000    1,336,500
 Medtronics, Inc.                                            26,000      947,375
 PE Corporation-PE Biosystems Group                          18,000    2,165,625
                                                                    ------------
                                                                      10,075,957
                                                                    ------------
Metals & Mining--0.3%
 Alcoa, Inc.                                                  6,000      498,000
 Hubbell, Inc. Class B                                       11,000      299,750
                                                                    ------------
                                                                         797,750
                                                                    ------------
Oil & Gas--4.3%
 Burlington Resources, Inc.                                  12,300      406,668
 Chevron Corporation                                          6,000      519,750
 Conoco, Inc.                                                40,100      992,475
 Enron Corporation                                           35,400    1,570,875
 Exxon Mobil Corporation                                     47,017    3,787,772
 Royal Dutch Petroleum Company (Netherlands)                 18,100    1,093,919
 Schlumberger Ltd.                                            5,300      298,125
 Shell Transport & Trading Company ADR (United Kingdom)       6,600      325,050
 Transocean Sedco Forex, Inc.                                 1,026       34,566
 Williams Companies, Inc.                                    38,700    1,182,769
                                                                    ------------
                                                                      10,211,969
                                                                    ------------

December 31, 1999

--------------------------------------------------------------------
Vantagepoint Growth & Income Fund                Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Pharmaceuticals--5.7%
 Amgen, Inc.                                     21,400 $  1,285,338
 AstraZeneca Group PLC ADR (United Kingdom)      56,249    2,348,375
 Biogen, Inc.                                     6,300      532,350
 Bristol-Myers Squibb Company                    18,400    1,181,050
 *Forest Laboratories, Inc.                      26,000    1,597,375
 Genentech, Inc.                                  3,600      484,200
 Immunex Corporation                              4,900      536,550
 Pfizer, Inc.                                    51,700    1,677,019
 Schering-Plough Corporation                     43,600    1,839,376
 Warner-Lambert Company                          23,100    1,892,757
                                                        ------------
                                                          13,374,390
                                                        ------------
Restaurants--0.2%
 *Starbucks Corporation                          20,000      485,000
                                                        ------------
Retailers--4.2%
 *Amazon.com, Inc.                                4,900      373,013
 *AutoNation, Inc.                               50,000      462,500
 Blockbuster, Inc. Class A                       15,000      200,625
 CVS Corporation                                 16,500      658,968
 Circuit City Stores                              8,000      360,500
 *Costco Wholesale Corporation                    2,800      255,500
 Dayton Hudson Corporation                       16,700    1,226,406
 Tandy Corporation                               22,100    1,087,044
 TJX Companies, Inc.                             47,700      974,869
 Wal-Mart Stores, Inc.                           51,800    3,580,675
 *Williams-Sonoma, Inc.                          15,600      717,600
                                                        ------------
                                                           9,897,700
                                                        ------------
Telephone Systems--5.1%
 Alltel Corporation                              14,600    1,207,237
 AT&T Corporation                                20,500    1,040,375
 *Loral Space & Communications                   14,800      359,825
 MCI Worldcom, Inc.                              29,550    1,567,996
 *Omnipoint Corporation                           3,900      470,438
 SBC Communications, Inc.                        23,400    1,140,750
 Sprint Corporation (FON Group)                  70,600    4,752,263
 *Sprint Corporation (PCS Group)                  9,800    1,004,500
 *VoiceStream Wireless Corporation                3,500      498,094
                                                        ------------
                                                          12,041,478
                                                        ------------
Textiles, Clothing &
Fabrics--0.7%
 Nike, Inc.                                       4,700      232,944
 *Tommy Hilfiger Corporation                     36,000      839,250
 VF Corporation                                  21,500      645,000
                                                        ------------
                                                           1,717,194
                                                        ------------
Transportation--0.4%
 Galileo International, Inc.                     21,000      628,688
 Union Pacific Corporation                        7,400      322,825
                                                        ------------
                                                             951,513
                                                        ------------
TOTAL COMMON STOCKS
(Cost $179,967,220)                                      226,248,452
                                                        ------------

-------------------------------------------------------------------
                                              Shares/
                                                 Face        Value
-------------------------------------------------------------------
 CASH EQUIVALENTS--5.7%
-------------------------------------------------------------------
 Institutional Money Market Funds--0.8%
  ++Janus Money Market Fund               $   623,392 $    623,392
  ++Merrimac Cash Fund--Premium Class       1,143,390    1,143,390
                                                      ------------
                                                         1,766,782
                                                      ------------
 Bank Deposits/Offshore
 Time Deposits--3.0%
  ++American Express Centurion Bank           623,392      623,392
  ++Bank of Montreal                          623,392      623,392
  ++BankBoston NA                           3,240,325    3,240,325
  ++Bank of Nova Scotia                       623,392      623,392
  ++Harris Trust & Savings Bank             1,122,105    1,122,105
  ++Royal Bank of Scotland PLC                623,392      623,392
  ++Toronto Dominion                          249,356      249,356
                                                      ------------
                                                         7,105,354
                                                      ------------
 Floating Rate Instruments/ Master Notes--1.9%
  ++John Hancock Mutual Life                2,000,000    2,000,000
  ++Morgan Stanley Dean Witter & Company    2,500,000    2,500,000
                                                      ------------
                                                         4,500,000
                                                      ------------
 TOTAL CASH EQUIVALENTS
 (Cost $13,372,136)                                     13,372,136
                                                      ------------
-------------------------------------------------------------------
 REPURCHASE AGREEMENTS--3.0%
-------------------------------------------------------------------
 IBT Repurchase Agreement dated 12/31/1999 due
 01/03/2000, with a maturity value of $7,073,028 and
 an effective yield of 3.06% collateralized by Small
 Business Association with a rate of 6.88%, a
 maturity date of 07/25/2024 and a market value of
 $2,549,440, Federal National Mortgage Association
 with a rate of 6.98%, a maturity date of 06/01/2027
 and a market value of $354,784, Federal National
 Mortgage Association with a rate of 6.57%, a
 maturity date of 06/20/2002 and a market
 value of $4,528,493                        7,070,903    7,070,903
                                                      ------------
 TOTAL INVESTMENTS--104.9%
 **(Cost $200,410,259)                                 246,691,491
 Other assets less liabilities--(4.9%)                 (11,629,033)
                                                      ------------
 TOTAL NET ASSETS--100.0%                             $235,062,458
                                                      ============

Notes to the Schedule of Investments:
ADR American Depositary Receipt
* Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $200,926,058. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $49,082,840
    Unrealized depreciation       (3,317,407)
                                 -----------
    Net unrealized appreciation  $45,765,433
                                 ===========

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

---------------------------------------------------------------
Vantagepoint Equity Income Fund             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--94.9%
---------------------------------------------------------------
Aerospace & Defense--2.8%
 Boeing Company                             28,000 $  1,163,750
 Honeywell International, Inc.             138,837    8,009,159
 Lockheed Martin Corporation                50,000    1,093,750
 Raytheon Company Class B                  101,500    2,696,094
 TRW, Inc.                                  17,000      882,938
                                                   ------------
                                                     13,845,691
                                                   ------------
Automotive--2.4%
 Delphi Automotive Systems Corporation     205,600    3,238,200
 Ford Motor Company                        137,181    7,330,610
 Genuine Parts Company                      42,552    1,055,822
                                                   ------------
                                                     11,624,632
                                                   ------------
Banking--11.8%
 Associates First Capital Corporation       55,900    1,533,756
 Bank of America Corporation                96,457    4,840,936
 Bank One Corporation                      141,325    4,531,233
 Chase Manhattan Corporation                61,705    4,793,707
 Citigroup, Inc.                           128,000    7,112,000
 First Union Corporation                   154,304    5,063,100
 Fleet Boston Financial Corporation        148,808    5,180,379
 JP Morgan & Company, Inc.                  10,817    1,369,703
 Mellon Financial Corporation               97,056    3,305,970
 Mercantile Bankshares Corporation          30,400      970,900
 National City Corporation                  27,000      639,563
 PNC Bank Corporation                       31,500    1,401,750
 Unionbancal Corporation                    83,500    3,293,031
 US Bancorp                                224,222    5,339,286
 Wachovia Corporation                       58,617    3,985,956
 Washington Mutual, Inc.                   101,397    2,636,322
 Wells Fargo & Company                      31,300    1,265,694
                                                   ------------
                                                     57,263,286
                                                   ------------
Beverages, Food & Tobacco--6.8%
 Bestfoods                                  75,800    3,984,238
 Brown Forman Corporation                   20,500    1,173,625
 Campbell Soup Company                      26,712    1,033,421
 General Mills, Inc.                        69,022    2,467,537
 Heinz HJ Company                          148,749    5,922,070
 Hershey Foods Corporation                  40,900    1,942,750
 Hormel Foods Corporation                   61,600    2,502,500
 Philip Morris Companies, Inc.             275,400    6,385,838
 Quaker Oats Company                        24,395    1,600,922
 Supervalu, Inc.                           163,600    3,272,000
 UST, Inc.                                  56,537    1,424,026
 Whitman Corporation                       120,000    1,612,500
                                                   ------------
                                                     33,321,427
                                                   ------------
Chemicals--4.5%
 Air Products & Chemicals, Inc.            155,800    5,229,035
 Dow Chemicals Company                      40,057    5,352,617
 Du Pont (E.I.) de Nemours & Company        41,446    2,730,255
 Great Lakes Chemical Corporation           30,500    1,164,719
 Hercules, Inc.                             48,000    1,338,000
 International Flavors & Fragrances         45,900    1,732,725

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
 Lyondell Chemical Company                       124,800 $  1,591,200
 Occidental Petroleum Corporation                132,800    2,871,800
                                                         ------------
                                                           22,010,351
                                                         ------------
Commercial Services--2.7%
 Dun & Bradstreet Corporation                     75,000    2,212,500
 Halliburton Company                              90,000    3,622,500
 RR Donnelley & Sons Company                      70,000    1,736,875
 Waste Management, Inc.                          322,600    5,544,688
                                                         ------------
                                                           13,116,563
                                                         ------------
Computers & Information--2.6%
 Compaq Computer Corporation                      50,000    1,353,125
 Hewlett-Packard Company                          37,180    4,236,196
 International Business Machines Corporation      42,600    4,600,800
 Minnesota Mining & Manufacturing Company         25,090    2,455,684
                                                         ------------
                                                           12,645,805
                                                         ------------
Diversified--1.0%
 Armstrong World Industries, Inc.                 25,000      834,375
 Newell Rubbermaid, Inc.                         131,400    3,810,600
                                                         ------------
                                                            4,644,975
                                                         ------------
Electric Utilities--6.3%
 Cinergy Corporation                             196,000    4,728,500
 DQE, Inc.                                        93,800    3,247,825
 Duke Energy Corporation                          25,684    1,287,411
 Entergy Corporation                             150,000    3,862,500
 Firstenergy Corporation                          41,000      930,188
 FPL Group, Inc.                                  29,040    1,243,275
 Northeast Utilities                             225,000    4,626,563
 Pinnacle West Capital Corporation                47,500    1,451,719
 Reliant Energy, Inc.                            168,200    3,847,575
 Scottish Power PLC ADR                           25,416      711,653
 Southern Company                                 49,305    1,158,668
 Teco Energy, Inc.                                23,076      428,348
 Unicom Corporation                               96,700    3,239,450
                                                         ------------
                                                           30,763,675
                                                         ------------
Electrical Equipment--0.6%
 Thomas & Betts Corporation                       84,067    2,679,636
                                                         ------------
Electronics--1.2%
 Xerox Corporation                               256,900    5,828,419
                                                         ------------
Entertainment & Leisure--0.5%
 Walt Disney Company                              85,000    2,486,250
                                                         ------------
Financial Services--2.2%
 American Express Company                         11,800    1,961,750
 CIT Group, Inc. Class A                         149,100    3,149,738
 Federal National Mortgage Association            88,906    5,551,068
                                                         ------------
                                                           10,662,556
                                                         ------------
Food Retailers--0.9%
 Albertson's, Inc.                               138,200    4,456,947
                                                         ------------
Forest Products & Paper--3.5%
 Consolidated Papers, Inc.                        36,000    1,145,250
 Fort James Corporation                          160,000    4,380,000
 Ikon Office Solutions, Inc.                     200,000    1,362,500

December 31, 1999

-------------------------------------------------------------------
Vantagepoint Equity Income Fund                 Shares        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 International Paper Company                   131,068 $  7,397,150
 Kimberly-Clark Corporation                     40,359    2,633,425
                                                       ------------
                                                         16,918,325
                                                       ------------
Health Care Providers--0.7%
 Columbia/HCA Healthcare Corporation           108,500    3,180,406
                                                       ------------
Heavy Machinery--3.2%
 Baker Hughes, Inc.                            328,300    6,914,819
 Caterpillar, Inc.                              32,477    1,528,449
 Grainger WW, Inc.                              41,000    1,960,313
 Hussmann International, Inc.                   90,100    1,357,131
 Pall Corporation                               79,500    1,714,219
 Stanley Works                                  75,000    2,259,375
                                                       ------------
                                                         15,734,306
                                                       ------------
Home Construction, Furnishings & Appliances--0.5%
 Johnson Controls, Inc.                         45,900    2,610,563
                                                       ------------
Household Products--0.2%
 Fortune Brands, Inc.                           24,765      818,793
                                                       ------------
Insurance--6.0%
 Ace Ltd.                                      215,400    3,594,488
 Allstate Corporation                          100,000    2,400,000
 American General Corporation                   26,783    2,032,160
 Chubb Corporation                              15,700      884,106
 Cigna Corporation                              53,600    4,318,150
 Hartford Financial Services Group             107,900    5,111,763
 Jefferson Pilot Corporation                    26,912    1,836,744
 Lincoln National Corporation                   22,286      891,440
 St. Paul Companies, Inc.                       53,865    1,814,577
 Unumprovident Corporation                      70,000    2,244,375
 XL Captial Ltd.                                83,100    4,310,813
                                                       ------------
                                                         29,438,616
                                                       ------------
Lodging--0.6%
 Hilton Hotels Corporation                     180,000    1,732,500
 Starwood Hotels & Resorts Worldwide, Inc.      53,000    1,245,500
                                                       ------------
                                                          2,978,000
                                                       ------------
Media--Broadcasting & Publishing--0.5%
 Knight Ridder, Inc.                            29,000    1,725,500
 Reader's Digest Association, Inc. Class A      26,000      760,500
                                                       ------------
                                                          2,486,000
                                                       ------------
Medical Supplies--0.9%
 Baxter International, Inc.                     69,000    4,334,063
                                                       ------------
Metals & Mining--3.0%
 Alcoa, Inc.                                    41,900    3,477,697
 Cooper Industries, Inc.                       103,900    4,201,456
 Corus Group PLC ADR                           100,700    2,605,613
 Hubbell, Inc. Class B                          69,134    1,883,902
 Phelps Dodge Corporation                       14,000      939,750
 Reynolds Metals Company                        18,000    1,379,250
                                                       ------------
                                                         14,487,668
                                                       ------------

---------------------------------------------------------------------

                                                  Shares        Value

---------------------------------------------------------------------
Oil & Gas--9.8%
 Amerada Hess Corporation                         31,000 $  1,759,250
 Atlantic Richfield Company                       76,766    6,640,259
 BP Amoco PLC ADR                                 48,598    2,882,469
 Chevron Corporation                              55,966    4,848,055
 Consolidated Natural Gas Company                 49,718    3,228,563
 ENI SpA ADR                                      44,000    2,425,500
 Exxon Mobil Corporation                          72,380    5,831,114
 Phillips Petroleum Company                       50,900    2,392,300
 Repsol SA ADR                                   126,000    2,929,500
 Royal Dutch Petroleum Company (Netherlands)      33,781    2,041,639
 Texaco, Inc.                                    126,732    6,883,132
 Total Fina SA ADR                                44,300    3,067,775
 Unocal Corporation                               45,000    1,510,313
 Williams Companies, Inc.                         47,100    1,439,494
                                                         ------------
                                                           47,879,363
                                                         ------------
Pharmaceuticals--4.3%
 Abbott Laboratories                             137,574    4,995,652
 American Home Products Corporation              138,847    5,475,779
 Merck & Company, Inc.                            20,134    1,350,236
 Pharmacia & Upjohn, Inc.                        198,786    8,945,370
                                                         ------------
                                                           20,767,037
                                                         ------------
Photographic Equipment & Supplies--0.4%
 Eastman Kodak Company                            29,741    1,970,341
                                                         ------------
Real Estate--1.8%
 Equity Office Properties Trust REIT              84,300    2,075,888
 Equity Residential Properties Trust REIT         67,720    2,890,798
 Rouse Company                                   100,000    2,125,000
 Simon Property Group, Inc.                       80,000    1,835,000
                                                         ------------
                                                            8,926,686
                                                         ------------
Restaurants--0.7%
 Wendy's International, Inc.                     166,800    3,440,250
                                                         ------------
Retailers--3.2%
 J.C. Penney Company, Inc.                       156,321    3,116,650
 *K Mart Corporation                             352,700    3,549,044
 May Department Stores Company                    71,465    2,304,746
 Rite Aid Corporation                            100,000    1,118,750
 *Toys "R" Us, Inc.                              379,400    5,430,163
                                                         ------------
                                                           15,519,353
                                                         ------------
Telephone Systems--7.6%
 Alltel Corporation                               41,700    3,448,069
 AT&T Corporation                                 42,700    2,167,032
 BCE, Inc.                                        26,500    2,389,969
 Bell Atlantic Corporation                       104,700    6,445,594
 GTE Corporation                                 113,062    7,977,937
 SBC Communications, Inc.                        173,699    8,467,826
 Sprint Corporation (FON Group)                   40,000    2,692,500
 US West, Inc.                                    50,123    3,608,856
                                                         ------------
                                                           37,197,783
                                                         ------------

December 31, 1999

-------------------------------------------------------------------
                                               Shares/
Vantagepoint Equity Income Fund                   Face        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
Transportation--1.7%
 Burlington Northern Santa Fe                   31,000 $    751,750
 Norfolk Southern Corporation                  150,240    3,079,920
 Union Pacific Corporation                     106,097    4,628,482
                                                       ------------
                                                          8,460,152
                                                       ------------
TOTAL COMMON STOCKS
(Cost $473,996,402)                                     462,497,918
                                                       ------------
-------------------------------------------------------------------
COMMERCIAL PAPER--0.5%
-------------------------------------------------------------------
Special Purpose Entity--0.5%
 FCAR Owner Trust
 (Cost $2,489,810)                         $ 2,500,000    2,489,810
                                                       ------------
-------------------------------------------------------------------
CASH EQUIVALENTS--4.9%
-------------------------------------------------------------------
Institutional Money Market Funds--1.9%
 ++Janus Money Market Fund                   1,112,588    1,112,588
 ++Merrimac Cash Fund--Premium Class         8,213,112    8,213,112
                                                       ------------
                                                          9,325,700
                                                       ------------
Bank Deposits/Offshore
Time Deposits--2.6%
 ++American Express Centurion Bank           1,172,260    1,172,260
 ++Bank of Montreal                          1,112,588    1,112,588
 ++BankBoston NA                             5,522,599    5,522,599
 ++Bank of Nova Scotia                       1,112,588    1,112,588
 ++Harris Trust & Savings Bank               2,002,654    2,002,654
 ++Royal Bank of Scotland PLC                1,172,260    1,172,260
 ++Toronto Dominion                            445,035      445,035
                                                       ------------
                                                         12,539,984
                                                       ------------
Floating Rate Instruments/ Master Notes--0.4%
 ++John Hancock Mutual Life                  2,000,000    2,000,000
                                                       ------------
TOTAL CASH EQUIVALENTS (Cost $23,865,694)                23,865,684
                                                       ------------

--------------------------------------------------
 Vantagepoint Equity         Shares/
 Income Fund                    Face        Value

--------------------------------------------------
 REPURCHASE AGREEMENT--3.9%
--------------------------------------------------
 IBT Repurchase Agreement dated
 12/31/1999 due 01/03/2000, with a
 maturity value of $18,834,062 and
 an effective yield of 3.06%
 collateralized by Small Business
 Association with a rate of 7.25%, a
 maturity date of 02/25/2016 and a
 market value of $1,514,183,
 Prudential Home Mortgage Securities
 with a rate of 6.09%, a maturity
 date of 01/25/2024 and a market
 value of $4,609,422, Federal Home
 Loan Mortgage Corporation with a
 rate of 7.03%, a maturity date of
 10/01/2022 and a market value of
 $3,955,569, Government National
 Mortgage Association ARM with a
 rate of 6.75%, a maturity date of
 08/20/2023 and a market
 value of $9,691,781.   $ 18,829,161 $ 18,829,161
                                     ------------
 TOTAL INVESTMENTS--104.3%
  ** (Cost $519,181,067)              507,682,573
 Other assets less liabilities--
  (4.3%)                              (20,992,378)
                                     ------------
 TOTAL NET ASSETS--100.0%            $486,690,195
                                     ============

Notes to the Schedule of Investments:

ADR  American Depositary Receipt
REIT  Real Estate Investment Trust
 *  Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $519,365,017. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $  28,117,927
    Unrealized depreciation        (39,800,371)
                                 -------------
    Net unrealized depreciation  $ (11,682,444)
                                 =============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

----------------------------------------------------------------
                                          Shares/
Vantagepoint Asset Allocation Fund           Face          Value

----------------------------------------------------------------
COMMON STOCKS--53.9%
----------------------------------------------------------------
Advertising--0.1%
 Interpublic Group, Inc.                   13,600 $      784,550
 Omnicom Group                              8,600        860,000
                                                  --------------
                                                       1,644,550
                                                  --------------
Aerospace & Defense--0.6%
 Boeing Company                            45,392      1,886,605
 General Dynamics Corporation               9,600        506,400
 Honeywell International, Inc.             38,125      2,199,336
 Lockheed Martin Corporation               19,000        415,625
 Northrop Grumman Corporation               3,400        183,813
 Raytheon Company Class B                  16,300        432,969
 *Teledyne Technologies, Inc.                   0              1
 Textron, Inc.                              7,300        559,819
 TRW, Inc.                                  5,900        306,431
                                                  --------------
                                                       6,490,999
                                                  --------------
Airlines--0.2%
 *AMR Corporation                           7,300        489,100
 Delta Air Lines, Inc.                      6,800        338,725
 FDX Corporation                           14,340        587,044
 Southwest Airlines, Inc.                  24,275        392,952
 *U.S. Airways Group, Inc.                  3,400        109,013
                                                  --------------
                                                       1,916,834
                                                  --------------
Apparel Retailers--0.3%
 Gap, Inc.                                 41,387      1,903,802
 *Kohls Corporation                         7,900        570,281
 Nordstrom, Inc.                            6,700        175,456
 The Limited, Inc.                         10,300        446,119
                                                  --------------
                                                       3,095,658
                                                  --------------
Automotive--0.6%
 Cooper Tire & Rubber Company               3,600         56,025
 Dana Corporation                           7,924        237,225
 Delphi Automotive Systems Corporation     27,235        428,951
 Ford Motor Company                        58,414      3,121,498
 General Motors Corporation                31,100      2,260,581
 Genuine Parts Company                      8,625        214,008
 Goodyear Tire & Rubber Company             7,500        211,406
 ITT Industries, Inc.                       4,200        140,438
 *Navistar International Corporation        3,200        151,600
 Paccar, Inc.                               3,810        168,831
 The Pep Boys                               2,500         22,813
                                                  --------------
                                                       7,013,376
                                                  --------------
Banking--3.9%
 Amsouth Bancorp                           19,000        366,938
 Associates First Capital Corporation      35,142        964,209
 Bank of America Corporation               83,416      4,186,429
 Bank of New York
 Company, Inc.                             35,500      1,420,000
 Bank One Corporation                      56,569      1,813,744
 BB&T Corporation                          15,400        421,575
 Capital One Financial Corporation          9,500        457,781
 Chase Manhattan Corporation               40,180      3,121,484
 Citigroup, Inc.                          162,572      9,032,907
 Comerica, Inc.                             7,550        352,491
 Fifth Third Bancorp                       14,550      1,067,606
 First Union Corporation                   46,184      1,515,413

-------------------------------------------------------------
                                       Shares/
                                          Face          Value

-------------------------------------------------------------
 Firstar Corporation                    47,501 $    1,003,452
 Fleet Boston Financial Corporation     44,426      1,546,573
 Golden West Financial Corporation       8,100        271,350
 Household International, Inc.          23,119        861,183
 Huntington Bancshares, Inc.            11,097        264,941
 JP Morgan & Company, Inc.               8,500      1,076,313
 KeyCorp                                21,600        477,900
 MBNA Corporation                       38,627      1,052,586
 Mellon Financial Corporation           24,800        844,750
 National City Corporation              29,800        705,888
 Northern Trust Corporation             10,800        572,400
 PNC Bank Corporation                   14,700        654,150
 Regions Financial Corporation          10,800        271,350
 Safeco Corporation                      6,300        156,713
 SLM Holding Corporation                 7,800        329,550
 Southtrust Corporation                  8,100        306,281
 State Street Corporation                7,800        569,888
 Summit Bancorp                          8,500        260,313
 Suntrust Banks, Inc.                   15,500      1,066,594
 Synovus Financial Corporation          13,100        260,363
 Union Planters Corporation              6,900        272,119
 US Bancorp                             35,324        841,153
 Wachovia Corporation                    9,800        666,400
 Washington Mutual, Inc.                27,943        726,518
 Wells Fargo & Company                  79,660      3,221,251
                                               --------------
                                                   43,000,556
                                               --------------
Beverages, Food & Tobacco--2.2%
 Adolph Coor Company Class B             1,800         94,500
 Anheuser Busch
 Companies, Inc.                        22,600      1,601,775
 Archer-Daniels-Midland Company         29,740        362,456
 Bestfoods                              13,500        709,594
 Brown Forman Corporation                3,300        188,925
 Campbell Soup Company                  21,000        812,438
 Coca Cola Company                     119,200      6,943,400
 Coca Cola Enterprises, Inc.            20,500        412,563
 Conagra, Inc.                          23,500        530,219
 General Mills, Inc.                    14,700        525,525
 Heinz HJ Company                       17,250        686,766
 Hershey Foods Corporation               6,700        318,250
 Kellogg Company                        19,500        600,844
 Nabisco Group Holdings Corporation     15,700        166,813
 Pepsico, Inc.                          70,600      2,488,650
 Philip Morris Companies, Inc.         115,400      2,675,838
 Quaker Oats Company                     6,500        426,563
 Ralston-Ralston Purina Group           15,600        434,850
 Sara Lee Corporation                   43,600        961,925
 Supervalu, Inc.                         6,700        134,000
 Sysco Corporation                      16,000        633,000
 Unilever NV (Netherlands)              27,634      1,504,326
 UST, Inc.                               8,400        211,575
 Wm. Wrigley Jr. Company                 5,600        464,450
                                               --------------
                                                   23,889,245
                                               --------------
Building Materials--0.8%
 Home Depot, Inc.                      107,400      7,363,613
 Lowe's Companies, Inc.                 18,400      1,099,400
 Owens Corning                           2,600         50,213
 Vulcan Materials Company                4,800        191,700
                                               --------------
                                                    8,704,926
                                               --------------

December 31, 1999

---------------------------------------------------------------
Vantagepoint Asset Allocation Fund        Shares          Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
Chemicals--0.9%
 Air Products &
 Chemicals, Inc.                          11,000 $      369,188
 Avery-Dennison Corporation                5,500        400,813
 Clorox Company                           11,400        574,275
 Dow Chemicals Company                    10,629      1,420,300
 Du Pont (E.I.) de Nemours & Company      50,400      3,320,100
 Eastman Chemical Company                  3,775        180,020
 Engelhard Corporation                     6,037        113,948
 Goodrich BF Company                       5,300        145,750
 Great Lakes Chemical Corporation          2,800        106,925
 Hercules, Inc.                            5,100        142,163
 International Flavors & Fragrances        5,100        192,525
 Monsanto Company                         30,600      1,090,125
 Occidental Petroleum Corporation         16,790        363,084
 Praxair, Inc.                             7,700        387,406
 Rohm & Haas Company                      10,475        426,202
 Tupperware Corporation                    2,700         45,731
 Union Carbide Corporation                 6,400        427,200
 *W.R. Grace & Company                     3,400         47,175
                                                 --------------
                                                      9,752,930
                                                 --------------
Commercial Services--0.4%
 *Allied Waste Industries, Inc.            9,100         80,194
 *Cendant Corporation                     34,700        921,719
 Ceridian Corporation                      6,900        148,781
 Deluxe Corporation                        3,600         98,775
 Dun & Bradstreet Corporation              7,700        227,150
 Equifax, Inc.                             6,900        162,581
 First Data Corporation                   20,200        996,113
 *Gartner Group, Inc.                          0              2
 Halliburton Company                      21,300        857,325
 H&R Block, Inc.                           4,700        205,625
 Paychex, Inc.                            11,900        476,000
 *Quintiles Transnational Corporation      5,500        102,781
 RR Donnelley & Sons Company               6,100        151,356
 Ryder System, Inc.                        3,100         75,756
 Service Corporation International        13,100         90,881
 Waste Management, Inc.                   29,827        512,652
                                                 --------------
                                                      5,107,691
                                                 --------------
Communications--2.0%
 *ADC Telecommunications, Inc.             7,200        522,450
 *Andrew Corporation                       3,887         73,610
 *General Instrument Corporation           8,400        714,000
 Lucent Technologies, Inc.               150,919     11,290,628
 Network Appliance, Inc.                   7,200        598,050
 *Nextel Communications, Inc. Class A     17,500      1,804,688
 Qualcomm, Inc.                           31,200      5,495,100
 Scientific Atlanta, Inc.                  3,700        205,813
 Tellabs, Inc.                            18,900      1,213,144
                                                 --------------
                                                     21,917,483
                                                 --------------

----------------------------------------------------------------------
                                                 Shares          Value

----------------------------------------------------------------------
Computer Software & Processing--
5.5%
 Adobe Systems, Inc.                              5,900 $      396,775
 America Online, Inc.                           107,000      8,071,801
 Autodesk, Inc.                                   2,800         94,500
 Automatic Data Processing, Inc.                 29,900      1,610,863
 *BMC Software, Inc.                             11,600        927,275
 *Citrix Systems, Inc.                            4,300        528,900
 Computer Associates International, Inc.         25,925      1,813,130
 Compuware Corporation                           17,200        640,700
 Electronic Data Systems Corporation             22,800      1,526,175
 Microsoft Corporation                          248,600     29,024,050
 *Novell, Inc.                                   16,100        642,994
 Oracle Corporation                              68,680      7,696,453
 *Parametric Technology Corporation              13,000        351,813
 Peoplesoft, Inc.                                11,700        249,356
 Shared Medical Systems Corporation               1,300         66,219
 Sun Microsystems, Inc.                          74,800      5,792,325
 *Unisys Corporation                             14,700        469,481
                                                        --------------
                                                            59,902,810
                                                        --------------
Computers & Information--6.5%
 *3 Com Corporation                              16,600        780,200
 *Apple Computer, Inc.                            7,800        801,938
 *Cabletron Systems, Inc.                         8,400        218,400
 Cisco Systems, Inc.                            157,050     16,823,981
 Compaq Computer Corporation                     82,069      2,220,992
 *Computer Sciences Corporation                   7,700        728,613
 *Comverse Technology, Inc.                       3,400        492,150
 Dell Computer Corporation                      122,700      6,257,700
 EMC Corporation                                 48,950      5,347,788
 Gateway, Inc.                                   15,100      1,088,144
 Hewlett-Packard Company                         48,900      5,571,544
 IMS Health, Inc.                                15,100        410,528
 Intel Corporation                              159,700     13,145,306
 International Business Machines Corporation     86,900      9,385,200
 *Lexmark International Group, Inc.               6,200        561,100
 Pitney Bowes, Inc.                              12,900        623,231
 *Seagate Technology, Inc.                       10,000        465,625
 *Silicon Graphics, Inc.                          9,100         89,294
 *Yahoo!, Inc.                                   12,800      5,538,400
                                                        --------------
                                                            70,550,134
                                                        --------------
Containers & Packaging--0.0%
 Ball Corporation                                 1,500         59,063
 Crown Cork & Seal Company, Inc.                  5,900        132,013
                                                        --------------
                                                               191,076
                                                        --------------
Cosmetics & Personal Care--1.1%
 Alberto Culver Company Class B                   2,700         69,694
 Avon Products, Inc.                             12,600        415,800
 Colgate-Palmolive Company                       28,200      1,833,000
 Ecolab, Inc.                                     6,200        242,575
 Gillette Company                                51,700      2,129,394
 Procter & Gamble Company                        64,200      7,033,913
 *Water Pik Tecnologies, Inc.                         0              3
                                                        --------------
                                                            11,724,379
                                                        --------------

December 31, 1999

-------------------------------------------------------------------
Vantagepoint Asset Allocation Fund            Shares          Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
Diversified--2.8%
 Armstrong World Industries, Inc.              1,900 $       63,413
 General Electric Company                    158,200     24,481,450
 Loews Corporation                             5,200        315,575
 Minnesota Mining & Manufacturing Company     19,500      1,908,563
 Nacco Industries, Inc. Class A                  400         22,225
 Newell Rubbermaid, Inc.                      13,560        393,240
 PerkinElmer, Inc.                             2,200         91,713
 Seagram Company Ltd. (Canada)                20,872        937,936
 Tyco International Ltd.                      80,752      3,139,234
                                                     --------------
                                                         31,353,349
                                                     --------------
Electric Utilities--0.9%
 *AES Corporation                             10,000        747,500
 Ameren Corporation                            6,600        216,150
 American Electric Power, Inc.                 9,300        298,763
 Carolina Power & Light Company                7,700        234,369
 Central & South West Corporation             10,200        204,000
 Cinergy Corporation                           7,600        183,350
 CMS Energy Corporation                        5,700        177,769
 Consolidated Edison, Inc.                    10,600        365,700
 Constellation Energy Group                    7,200        208,800
 Dominion Resources, Inc.                      9,250        363,063
 DTE Energy Company                            7,000        219,625
 Duke Energy Corporation                      17,612        882,802
 Edison International                         16,700        437,331
 Entergy Corporation                          11,900        306,425
 Firstenergy Corporation                      11,200        254,100
 Florida Progress Corporation                  4,700        198,869
 FPL Group, Inc.                               8,600        368,188
 GPU, Inc.                                     6,000        179,625
 New Century Energies, Inc.                    5,500        167,063
 *Niagra Mohawk Holdings, Inc.                 9,000        125,438
 Northern States Power Company                 7,400        144,300
 Peco Energy Company                           9,000        312,750
 PG&E Corporation                             18,500        379,250
 Pinnacle West Capital Corporation             4,100        125,306
 PP&L Resources, Inc.                          7,600        173,850
 Public Service Enterprise Group, Inc.        10,600        369,013
 Reliant Energy, Inc.                         14,226        325,420
 Southern Company                             32,900        773,150
 Texas Utilities Company                      13,367        475,364
 Unicom Corporation                           10,500        351,750
                                                     --------------
                                                          9,569,083
                                                     --------------
Electrical Equipment--0.1%
 Emerson Electric Company                     21,000      1,204,875
 National Service Industries, Inc.             1,900         56,050
 Thomas & Betts Corporation                    2,700         86,063
                                                     --------------
                                                          1,346,988
                                                     --------------
Electronics--1.3%
 *Adaptec, Inc.                                5,000        249,375
 *Advanced Micro Devices, Inc.                 7,100        205,456
 *Analog Devices, Inc.                         8,400        781,200

-----------------------------------------------------------------
                                            Shares          Value

-----------------------------------------------------------------
 *LSI Logic Corporation                      7,100 $      479,250
 *Micron Technology, Inc.                   12,100        940,775
 Molex, Inc.                                 7,500        425,156
 Motorola, Inc.                             29,300      4,314,425
 *National Semiconductor Corporation         8,100        346,781
 Solectron Corporation                      14,200      1,350,775
 *Teradyne, Inc.                             8,300        547,800
 Texas Instruments, Inc.                    38,000      3,681,250
 Xerox Corporation                          32,000        726,000
 Xilinx, Inc.                               15,400        700,220
                                                   --------------
                                                       14,748,463
                                                   --------------
Entertainment & Leisure--0.9%
 Carnival Corporation                       29,600      1,415,250
 *Harrah's Entertainment, Inc.               6,150        162,591
 Hasbro, Inc.                                9,375        178,711
 Mattel, Inc.                               20,278        266,149
 Time Warner, Inc.                          62,040      4,494,023
 Walt Disney Company                        99,500      2,910,375
                                                   --------------
                                                        9,427,099
                                                   --------------
Financial Services--1.7%
 American Express Company                   21,700      3,607,625
 Bear Stearns & Company, Inc.                5,933        253,636
 Charles Schwab & Company, Inc.             39,448      1,513,817
 Countrywide Credit Industries, Inc.         5,400        136,350
 Federal Home Loan Mortgage Corporation     33,600      1,581,300
 Federal National Mortgage Association      49,500      3,090,656
 Franklin Resources, Inc.                   12,100        387,956
 Lehman Brothers, Inc.                       5,800        491,188
 Merrill Lynch & Company, Inc.              17,900      1,494,650
 Morgan Stanley Dean Witter & Company       26,915      3,842,116
 Old Kent Financial Corporation              5,700        201,638
 Paine Webber Group, Inc.                    7,000        271,688
 Providian Financial Corporation             6,900        628,331
 Republic New York Corporation               5,100        367,200
 T. Rowe Price Associates, Inc.              5,800        214,238
 Worthington Industries, Inc.                4,375         72,461
                                                   --------------
                                                       18,154,850
                                                   --------------
Food Retailers--0.1%
 Albertson's, Inc.                          20,242        652,805
 Great Atlantic & Pacific Tea Company        1,800         50,175
 Kroger Company                             40,000        755,000
 Winn Dixie, Inc.                            7,100        169,956
                                                   --------------
                                                        1,627,936
                                                   --------------
Forest Products & Paper--0.6%
 Bemis Company                               2,500         87,188
 Boise Cascade Corporation                   2,700        109,350
 Champion International Corporation          4,600        284,913
 Fort James Corporation                     10,600        290,175
 Georgia-Pacific Group                       8,300        421,225
 Ikon Office Solutions, Inc.                 7,200         49,050
 International Paper Company                19,949      1,125,872
 Kimberly-Clark Corporation                 25,720      1,678,230
 Louisiana Pacific Corporation               5,100         72,675

December 31, 1999

--------------------------------------------------------------
Vantagepoint Asset Allocation Fund       Shares          Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 Mead Corporation                         4,900 $      212,844
 *Pactiv Corporation                      8,200         87,125
 Potlatch Corporation                     1,400         62,475
 *Sealed Air Corporation                  4,065        210,618
 Temple Inland, Inc.                      2,700        178,031
 Westvaco Corporation                     4,800        156,600
 Weyerhauser Company                     11,400        818,663
 Willamette Industries, Inc.              5,400        250,763
                                                --------------
                                                     6,095,797
                                                --------------
Health Care Providers--0.1%
 Columbia/HCA Healthcare Corporation     27,177        796,626
 *Healthsouth Corporation                20,000        107,500
 *Manor Care, Inc.                        5,100         81,600
 *Tenet Healthcare Corporation           14,900        350,150
                                                --------------
                                                     1,335,876
                                                --------------
Heavy Construction--0.0%
 Centex Corporation                       2,800         69,125
 Fluor Corporation                        3,700        169,738
 Foster Wheeler Corporation               1,900         16,863
 McDermott International, Inc.            2,800         25,375
                                                --------------
                                                       281,101
                                                --------------
Heavy Machinery--0.7%
 *Applied Materials, Inc.                18,200      2,305,713
 Baker Hughes, Inc.                      15,780        332,366
 Black & Decker Corporation               4,200        219,450
 Briggs & Stratton Corporation            1,100         58,988
 Caterpillar, Inc.                       17,200        809,475
 Cummins Engine Company, Inc.             2,000         96,625
 Deere & Company                         11,300        490,138
 Dover Corporation                       10,100        458,288
 Eaton Corporation                        3,500        254,188
 Grainger WW, Inc.                        4,500        215,156
 Ingersoll Rand Company                   7,950        437,747
 Milacron, Inc.                           1,700         26,138
 Pall Corporation                         5,966        128,642
 Parker-Hannifin Corporation              5,225        268,108
 Rockwell International Corporation       9,200        440,450
 Stanley Works                            4,300        129,538
 Timken Company                           2,900         59,269
 United Technologies Corporation         23,300      1,514,500
                                                --------------
                                                     8,244,779
                                                --------------
Home Construction, Furnishings & Appliances--
0.1%
 Johnson Controls, Inc.                   4,100        233,188
 Kaufman and Broad Home Corporation       2,300         55,631
 Leggett & Platt, Inc.                    9,400        201,513
 Maytag Corporation                       4,200        201,600
 Pulte Corporation                        2,000         45,000
 Whirlpool Corporation                    3,600        234,225
                                                --------------
                                                       971,157
                                                --------------
Household Products--0.3%
 Corning, Inc.                           11,800      1,521,463
 Fortune Brands, Inc.                     8,000        264,500
 Illinois Tool Works, Inc.               14,500        979,656
 Jostens, Inc.                            1,600         38,900
 *Owens-Illinois, Inc.                    7,500        187,969

-------------------------------------------------------------
                                        Shares          Value

-------------------------------------------------------------
 PPG Industries, Inc.                    8,424 $      527,027
 Snap-On, Inc.                           3,150         83,672
                                               --------------
                                                    3,603,187
                                               --------------
Insurance--1.6%
 Aetna, Inc.                             7,237        403,915
 AFLAC Corporation                      12,800        604,000
 Allstate Corporation                   38,538        924,912
 American General Corporation           12,024        912,321
 American International Group, Inc.     74,790      8,086,657
 Aon Corporation                        12,325        493,000
 Chubb Corporation                       8,560        482,035
 Cigna Corporation                       9,000        725,063
 Cincinnati Financial Corporation        7,900        246,381
 Conseco, Inc.                          15,706        280,745
 Hartford Financial Services Group      10,900        516,388
 *Humana, Inc.                           8,000         65,500
 Jefferson Pilot Corporation             5,125        349,781
 Lincoln National Corporation            9,600        384,000
 Marsh & McLennan Companies, Inc.       12,800      1,224,800
 MBIA, Inc.                              4,800        253,500
 MGIC Investment Corporation             5,300        318,994
 Progressive Corporation                 3,500        255,938
 St. Paul Companies, Inc.               10,904        367,329
 Torchmark Corporation                   6,400        186,000
 United Healthcare Corporation           8,400        446,250
 Unumprovident Corporation              11,518        369,296
 *Wellpoint Health Networks              3,200        211,000
                                               --------------
                                                   18,107,805
                                               --------------
Lodging--0.1%
 Hilton Hotels Corporation              17,800        171,325
 Marriott International Class A         12,000        378,750
 * Mirage Resorts, Inc.                  9,600        147,000
                                               --------------
                                                      697,075
                                               --------------
Media--Broadcasting & Publishing--
1.2%
 American Greetings Corporation          3,200         75,600
 *CBS Corporation                       36,854      2,356,353
 *Clear Channel Communications          16,300      1,454,775
 Comcast Corporation                    36,200      1,830,363
 Dow Jones & Company, Inc.               4,400        299,200
 Gannett Company, Inc.                  13,500      1,101,094
 Knight Ridder, Inc.                     3,900        232,050
 McGraw-Hill Companies, Inc.             9,500        585,438
 *MediaOne Group, Inc.                  29,300      2,250,606
 Meredith Corporation                    2,500        104,219
 New York Times Company                  8,400        412,650
 Times Mirror Company Class A            2,900        194,300
 Tribune Company                        11,400        627,713
 Viacom, Inc. Class B                   33,646      2,033,480
                                               --------------
                                                   13,557,841
                                               --------------
Medical Supplies--1.2%
 Allergan, Inc.                          6,400        318,400
 *Alza Corporation                       4,900        169,663
 Bard C.R., Inc.                         2,500        132,500
 Bausch & Lomb, Inc.                     2,806        192,036
 Baxter International, Inc.             14,100        885,656

December 31, 1999

----------------------------------------------------------------------
Vantagepoint Asset Allocation Fund               Shares          Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 Becton Dickinson & Company                      12,000 $      321,000
 Biomet, Inc.                                     5,400        216,000
 *Boston Scientific Corporation                  19,900        435,313
 Guidant Corporation                             14,600        686,200
 Johnson & Johnson                               64,900      6,043,813
 *KLA-Tencor Corporation                          4,300        478,913
 Mallinckrodt, Inc.                               3,400        108,163
 Medtronics, Inc.                                56,600      2,062,363
 PE Corporation--PE Biosystems Group              4,900        589,531
 *St. Jude Medical, Inc.                          4,050        124,284
 Tektronix, Inc.                                  2,250         87,469
 *Thermo Electron Corporation                     7,600        114,000
                                                        --------------
                                                            12,965,304
                                                        --------------
Metals & Mining--0.5%
 Alcan Aluminum Ltd.                             10,900        448,944
 Alcoa, Inc.                                     17,700      1,469,100
 Allegheny Technologies, Inc.                     4,583        102,831
 Barrick Gold Corporation                        18,800        332,525
 *Bethlehem Steel Corporation                     6,300         52,763
 Cooper Industries, Inc.                          4,600        186,013
 Crane Company                                    3,225         64,097
 Danaher Corporation                              6,900        332,925
 *Freeport-McMoRan Copper & Gold, Inc.            7,800        164,775
 Homestake Mining Company                        12,500         97,656
 *Inco Ltd.                                       9,200        216,200
 Masco Corporation                               21,300        540,488
 Newmont Mining Corporation                       8,068        197,666
 Nucor Corporation                                4,200        230,213
 Phelps Dodge Corporation                         3,728        250,242
 Placer Dome, Inc.                               15,700        168,775
 Reynolds Metals Company                          3,000        229,875
 USX US Steel Group, Inc.                         4,220        139,260
                                                        --------------
                                                             5,224,348
                                                        --------------
Oil & Gas--3.2%
 Amerada Hess Corporation                         4,400        249,700
 Anadarko Petroleum Corporation                   6,100        208,163
 Apache Corporation                               5,500        203,156
 Ashland, Inc.                                    3,500        115,281
 Atlantic Richfield Company                      15,600      1,349,400
 Burlington Resources, Inc.                      10,502        347,222
 Chevron Corporation                             31,700      2,746,013
 Coastal Corporation                             10,300        365,006
 Columbia Energy Group                            4,000        253,000
 Conoco, Inc. Class B                            30,200        751,225
 Consolidated Natural Gas Company                 4,600        298,713
 Eastern Enterprises                              1,300         74,669
 El Paso Energy Corporation                      11,000        426,938
 Enron Corporation                               34,400      1,526,500
 Exxon Mobil Corporation                        166,529     13,415,993
 Helmerich & Payne, Inc.                          2,300         50,169
 Kerr-McGee Corporation                           4,171        258,602
 Nicor, Inc.                                      2,300         74,750
 Oneok, Inc.                                      1,500         37,688
 Peoples Energy Corporation                       1,700         56,950
 Phillips Petroleum Company                      12,200        573,400
 *Rowan Companies, Inc.                           4,000         86,750
 Royal Dutch Petroleum Company (Netherlands)    103,500      6,255,281
 Schlumberger Ltd.                               26,400      1,485,000

--------------------------------------------------------------
                                         Shares          Value

--------------------------------------------------------------
 Sempra Energy                           11,569 $      201,011
 Sunoco, Inc.                             4,300        101,050
 Texaco, Inc.                            26,700      1,450,144
 Tosco Corporation                        7,300        198,469
 Transocean Sedco Forex, Inc.             5,111        172,178
 Union Pacific Resources Group, Inc.     12,103        154,313
 Unocal Corporation                      11,710        393,017
 USX Marathon Group                      14,900        367,844
 Williams Companies, Inc.                20,900        638,756
                                                --------------
                                                    34,886,351
                                                --------------
Pharmaceuticals--3.7%
 Abbott Laboratories                     73,400      2,665,327
 American Home Products Corporation      63,100      2,488,506
 Amgen, Inc.                             49,200      2,955,075
 Bristol-Myers Squibb Company            95,900      6,155,581
 Cardinal Health, Inc.                   13,200        631,950
 Eli Lilly & Company                     52,800      3,511,200
 McKesson HBOC, Inc.                     13,489        304,346
 Merck & Company, Inc.                  113,300      7,598,181
 Millipore Corporation                    2,100         81,113
 Pfizer, Inc.                           187,100      6,069,056
 Pharmacia & Upjohn, Inc.                24,510      1,102,950
 Schering-Plough Corporation             70,900      2,991,094
 Sigma Aldrich Corporation                4,800        144,300
 Warner-Lambert Company                  41,300      3,384,019
 *Watson Pharmaceutical, Inc.             4,600        164,738
                                                --------------
                                                    40,247,436
                                                --------------
Photographic Equipment &
Supplies--0.1%
 Eastman Kodak Company                   15,300      1,013,625
 Polaroid Corporation                     2,100         39,506
                                                --------------
                                                     1,053,131
                                                --------------
Restaurants--0.3%
 Darden Restaurants, Inc.                 6,300        114,188
 McDonald's Corporation                  65,400      2,636,438
 *Tricon Global
 Restaurants, Inc.                        7,450        287,756
 Wendy's International, Inc.              5,800        119,625
                                                --------------
                                                     3,158,007
                                                --------------
Retailers--2.4%
 *Autozone, Inc.                          7,200        232,650
 *Bed Bath & Beyond, Inc.                 6,700        232,825
 *Best Buy Company, Inc.                  9,800        491,838
 CCS Corporation                         18,900        754,819
 Circuit City Stores                      9,700        437,106
 *Consolidated Stores Corporation         5,300         86,125
 *Costco Wholesale Corporation           10,638        970,718
 Dayton Hudson Corporation               21,400      1,571,563
 Dillards, Inc. Class A                   5,100        102,956
 Dollar General                          10,812        245,973
 *Federated Department Stores            10,100        510,681
 Harcourt General, Inc.                   3,402        136,931
 J.C. Penney Company, Inc.               12,700        253,206
 *K Mart Corporation                     23,800        239,488
 Longs Drugstores Corporation             1,800         46,463

December 31, 1999

----------------------------------------------------------------
Vantagepoint Asset Allocation Fund         Shares          Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 May Department Stores Company             16,100 $      519,225
 *Office Depot, Inc.                       18,000        196,875
 Rite Aid Corporation                      12,500        139,844
 *Safeway, Inc.                            24,600        874,838
 Sears Roebuck & Company                   18,300        557,006
 Sherwin Williams Company                   8,100        170,100
 Staples, Inc.                             22,400        464,800
 Tandy Corporation                          9,300        457,444
 TJX Companies, Inc.                       15,300        312,694
 *Toys "R" Us, Inc.                        11,900        170,319
 Walgreen Company                          48,400      1,415,700
 Wal-Mart Stores, Inc.                    214,900     14,854,963
                                                  --------------
                                                      26,447,150
                                                  --------------
Telephone Systems--4.7%
 Alltel Corporation                        14,800      1,223,775
 AT&T Corporation                         154,353      7,833,403
 Bell Atlantic Corporation                 74,964      4,614,971
 BellSouth Corporation                     91,000      4,259,938
 Centurytel, Inc.                           6,700        317,413
 *Global Crossing Ltd.                     36,625      1,831,250
 GTE Corporation                           46,862      3,306,700
 MCI Worldcom, Inc.                       135,647      7,197,742
 Nortel Networks Corporation               64,080      6,472,080
 SBC Communications, Inc.                 164,852      8,036,555
 Sprint Corporation
 (FON Group)                               41,900      2,820,394
 *Sprint Corporation (PCS Group)           20,800      2,132,000
 US West, Inc.                             24,415      1,757,880
                                                  --------------
                                                      51,804,101
                                                  --------------
Textiles, Clothing & Fabrics--0.1%
 Liz Claiborne, Inc.                        2,900        109,113
 Nike, Inc.                                13,600        674,050
 *Reebok International Ltd.                 2,700         22,106
 Russell Corporation                        1,600         26,800
 Springs Industries, Inc.                     800         31,950
 VF Corporation                             5,700        171,000
                                                  --------------
                                                       1,035,019
                                                  --------------
Transportation--0.2%
 Brunswick Corporation                      4,400         97,900
 Burlington Northern Santa Fe              22,456        544,558
 CSX Corporation                           10,500        329,438
 Fleetwood Enterprises, Inc.                1,600         33,000
 *FMC Corporation                           1,500         85,969
 Kansas City Southern Industries, Inc.      5,300        395,513
 Norfolk Southern Corporation              18,300        375,150
 Union Pacific Corporation                 12,000        523,500
                                                  --------------
                                                       2,385,028
                                                  --------------
TOTAL COMMON STOCKS
(Cost $300,561,447)                                  593,230,908
                                                  --------------

----------------------------------------------------------------------
                                                   Face          Value

----------------------------------------------------------------------
 CORPORATE OBLIGATIONS--4.2%
----------------------------------------------------------------------
 Banking--1.3%
 Bank One NA
  6.210%, 10/25/2000                         $6,000,000 $    5,993,031
 Countrywide Home
  Loans, Inc.
  5.145%, 01/13/2000                          8,000,000      8,000,304
                                                        --------------
                                                            13,993,335
                                                        --------------
 Heavy Machinery--2.9%
 Caterpillar Financial Services Corporation
  5.800%, 03/15/2000                         10,000,000      9,998,480
 John Deere Capital Corporation
  5.730%, 07/13/2000                         15,000,000     14,946,000
 Walt Disney Company
  5.600%, 01/13/2000                          7,500,000      7,499,655
                                                        --------------
                                                            32,444,135
                                                        --------------
 TOTAL CORPORATE OBLIGATIONS
 (Cost $46,536,039)                                         46,437,470
                                                        --------------
----------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS--
 6.7%
----------------------------------------------------------------------
 U.S. Government Agencies--Mortgage
 Backed--0.0%
 Federal Home Loan Bank
  4.950%, 02/24/2000                         20,000,000     19,966,000
 Federal Home Loan Bank
  5.150%, 01/26/2000                         10,000,000      9,964,236
 Federal Home Loan Bank
  5.510%, 02/02/2000                         15,000,000     14,926,533
 Federal Home Loan Mortgage Corporation
  5.330%, 01/28/2000                         19,000,000     18,924,048
 Federal National Mortgage Association
  5.650%, 02/24/2000                         10,000,000      9,915,249
                                                        --------------
                                                            73,696,066
                                                        --------------
 TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS
 (Cost $73,163,717)                                         73,696,066
                                                        --------------
----------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--18.0%
----------------------------------------------------------------------
 U.S. Treasury Bills--0.4%
 ***U.S. Treasury Bill
 5.170%, 03/09/2000
 (Cost $4,938,247)                            5,000,000      4,951,172
                                                        --------------
 U.S. Treasury Bonds--17.6%
 U.S. Treasury Bond
 10.375%, 11/15/2012                          3,715,000      4,516,028
 U.S. Treasury Bond
 10.625%, 08/15/2015                            600,000        817,032
 U.S. Treasury Bond
 11.250%, 02/15/2015                          2,390,000      3,378,480
 U.S. Treasury Bond
 11.750%, 11/15/2014                          2,050,000      2,770,698

December 31, 1999

----------------------------------------------------------------------------
Vantagepoint Asset Allocation Fund                   Face          Value

----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--(Continued)
----------------------------------------------------------------------------
 ***U.S. Treasury Bond
 12.000%, 08/15/2013                          $15,300,000 $   20,430,243
 U.S. Treasury Bond
 12.750%, 11/15/2010                               80,000        103,150
 U.S. Treasury Bond
 5.250%, 11/15/2028                             3,070,000      2,530,831
 U.S. Treasury Bond
 5.500%, 08/15/2028                             9,630,000      8,221,613
 U.S. Treasury Bond
 6.125%, 11/15/2027                            12,670,000     11,790,955
 U.S. Treasury Bond
 6.375%, 08/15/2027                             6,345,000      6,094,182
 U.S. Treasury Bond
 6.500%, 11/15/2026                            12,555,000     12,241,125
 U.S. Treasury Bond
 6.875%, 08/15/2025                             6,350,000      6,467,081
 U.S. Treasury Bond
 7.125%, 02/15/2023                             5,220,000      5,436,959
 U.S. Treasury Bond
 7.250%, 05/15/2016                             5,135,000      5,367,667
 U.S. Treasury Bond
 7.500%, 11/15/2016                             7,980,000      8,537,323
 U.S. Treasury Bond
 7.500%, 11/15/2024                             5,910,000      6,452,065
 U.S. Treasury Bond
 7.625%, 02/15/2025                             5,515,000      6,112,164
 U.S. Treasury Bond
 7.625%, 11/15/2022                                65,000         71,317
 U.S. Treasury Bond
 8.000%, 11/15/2021                             5,745,000      6,519,656
 U.S. Treasury Bond
 8.125%, 08/15/2019                             1,570,000      1,789,062
 ***U.S. Treasury Bond
 8.125%, 05/15/2021                             9,885,000     11,330,681
 U.S. Treasury Bond
 8.125%, 08/15/2021                            12,720,000     14,600,181
 U.S. Treasury Bond
 8.500%, 02/15/2020                             4,530,000      5,355,312
 U.S. Treasury Bond
 8.750%, 05/15/2017                             6,660,000      7,954,504
 U.S. Treasury Bond
 8.750%, 05/15/2020                             3,215,000      3,891,147
 U.S. Treasury Bond
 8.750%, 08/15/2020                             4,110,000      4,979,512
 ***U.S. Treasury Bond
 8.875%, 08/15/2017                             8,245,000      9,964,825
 U.S. Treasury Bond
 8.875%, 02/15/2019                            12,966,000     15,773,956
                                                          --------------
                                                             193,497,749
                                                          --------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $208,813,529)                                         198,448,921
                                                          --------------
----------------------------------------------------------------------------
ASSET BACKED SECURITIES--0.5%
----------------------------------------------------------------------------
Banking--0.5%
 Associates Manufactured Housing Pass Through
 5.610%, 02/15/2022
 (Cost $5,781,667)                              5,781,667      5,790,701
                                                          --------------

----------------------------------------------------------------
                                             Face          Value

----------------------------------------------------------------
COMMERCIAL PAPER--15.5%
----------------------------------------------------------------
 Automotive--0.9%
 Toyota Motor Corporation
 5.950%, 02/03/2000                   $10,000,000 $    9,945,458
                                                  --------------
 Banking--3.6%
 Bank of America Corporation
 5.500%, 01/07/2000                    15,000,000     15,000,000
 Deutsche Bank AG
 6.000%, 01/10/2000                    15,000,000     14,977,500
 Toronto Dominion Bank
 5.880%, 02/07/2000                    10,000,000      9,939,567
                                                  --------------
                                                      39,917,067
                                                  --------------
Beverages, Food & Tobacco--1.8%
 Coca Cola Company
 5.730%, 02/03/2000                    10,000,000      9,947,745
 General Mills, Inc.
 5.600%, 01/28/2000                    10,000,000      9,958,001
                                                  --------------
                                                      19,905,746
                                                  --------------
Diversified--2.0%
 General Electric Capital Corporation
 5.700%, 02/22/2000                    10,000,000     10,000,000
 Minnesota Mining & Manufacturing Co.
 6.000%, 02/15/2000                    12,000,000     11,910,000
                                                  --------------
                                                      21,910,000
                                                  --------------
Electronics--1.4%
 Xerox Corporation
 5.510%, 02/07/2000                    15,000,000     14,915,054
                                                  --------------
Financial Services--2.2%
 Lexington Parker Funding Corporation
 6.120%, 01/27/2000                    10,000,000      9,955,800
 Merrill Lynch & Company, Inc.
 5.850%, 02/03/2000                    15,000,000     14,919,563
                                                  --------------
                                                      24,875,363
                                                  --------------
Special Purpose Entity--2.7%
 Delaware Funding Corporation
 6.530%, 01/20/2000                    10,000,000      9,965,536
 Falcon Asset Securitization
 6.180%, 01/19/2000                    10,000,000      9,969,100
 Greyhawk Funding LLC
 6.200%, 01/13/2000                    10,000,000      9,979,300
                                                  --------------
                                                      29,913,969
                                                  --------------
Telephone Systems--0.9%
 AT&T Corporation
 5.810%, 01/27/2000                    10,000,000      9,958,039
                                                  --------------
TOTAL COMMERCIAL PAPER
(Cost $170,237,845)                                  171,340,696
                                                  --------------

December 31, 1999

------------------------------------------------------------------
 Vantagepoint Asset Allocation Fund           Face          Value

------------------------------------------------------------------
 CASH EQUIVALENTS--9.5%
------------------------------------------------------------------
 Institutional Money Market Funds--1.1%
  ++Janus Money Market Fund            $ 4,888,725 $    4,888,725
  ++Merrimac Cash Fund--Premium Class    6,719,223      6,719,223
                                                   --------------
                                                       11,607,948
                                                   --------------
 Bank Deposits/Offshore Time Deposits--
 3.6%
  ++American Express Centurion Bank      4,809,571      4,809,571
  ++Bank of Montreal                     4,888,725      4,888,725
  ++BankBoston NA                        4,568,883      4,568,883
  ++Bank of Nova Scotia                  4,888,727      4,888,727
  ++Harris Trust & Savings Bank          8,799,704      8,799,704
  ++Royal Bank of Scotland PLC           4,809,571      4,809,571
  ++Toronto Dominion                     7,493,072      7,493,072
                                                   --------------
                                                       40,258,253
                                                   --------------
 Floating Rate Instruments/Master Notes--
 4.8%
  ++Goldman Sachs & Co                  27,000,000     27,000,000
  ++John Hancock Mutual Life             4,500,000      4,500,000
  ++Morgan Stanley Dean
  Witter & Co.                          21,500,000     21,500,000
                                                   --------------
                                                       53,000,000
                                                   --------------
 TOTAL CASH EQUIVALENTS (Cost $104,866,201)           104,866,201
------------------------------------------------------------------
 REPURCHASE AGREEMENTS--0.3%
------------------------------------------------------------------
 IBT Repurchase Agreement dated 12/31/1999 due
 01/03/2000, with a maturity value of
 $3,196,184 and an effective yield of 3.06%
 collateralized by Government National Mortgage
 Association with a rate of 6.38%, a maturity date
 of
 01/20/2026 and a market value of
 $3,355,287.                             3,195,369      3,195,369
                                                   --------------
 TOTAL INVESTMENTS--108.8% **(Cost $913,155,814)    1,197,006,332
 Other assets less liabilities--(8.8%)                (96,904,916)
                                                   --------------
 TOTAL NET ASSETS--100.0%                          $1,100,101,416
                                                   ==============

-------------------

-------------------

Notes to the Schedule of Investments:

ADR  American Depositary Receipt
*  Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $913,191,087. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $306,509,210
    Unrealized depreciation       (24,364,691)
                                 ------------
    Net unrealized appreciation  $282,144,519
                                 ============

*** Securities have been pledged as collateral for futures contracts. ++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

----------------------------------------------------------------
Vantagepoint U.S. Treasury Securities        Shares/
Fund                                            Face       Value

----------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--26.1%
----------------------------------------------------------------
U.S. Government Agencies--Mortgage Backed--26.1%
 Federal Home Loan Mortgage
 Corporation
 6.500%, 08/01/2028                       $2,730,253 $ 2,574,110
 Federal National Mortgage
 Association
 6.000%, 02/01/2029                        2,905,395   2,659,950
 Federal National Mortgage
 Association
 6.500%, 08/01/2028                        3,808,556   3,588,345
 Federal National Mortgage
 Association
 6.500%, 01/01/2029                        1,928,313   1,817,560
 Federal National Mortgage
 Association
 6.000%, 04/01/2029                        2,887,083   2,643,185
 Government National Mortgage
 Association
 7.000%, 01/15/2028                        2,273,287   2,197,512
 Government National Mortgage
 Association
 6.500%, 08/15/2028                        2,793,436   2,624,959
 Government National Mortgage
 Association
 7.000%, 04/15/2029                        1,955,071   1,889,291
                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,057,215)                                    19,994,912
                                                     -----------
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--66.1%
----------------------------------------------------------------
U.S. Treasury Bonds--10.6%
 U.S. Treasury Bond
 10.750%, 08/15/2005                       6,800,000   8,110,088
                                                     -----------
U.S. Treasury Notes--55.5%
 U.S. Treasury Note
 5.500%, 05/31/2003                          900,000     876,094
 U.S. Treasury Note
 7.000%, 07/15/2006                        8,500,000   8,705,870
 U.S. Treasury Note
 7.875%, 11/15/2004                        5,925,000   6,264,740
 U.S. Treasury Note
 7.500%, 02/15/2005                        5,150,000   5,371,296
 U.S. Treasury Note
 6.500%, 08/15/2005                        2,000,000   2,000,000
 U.S. Treasury Note
 5.625%, 02/15/2006                        8,500,000   8,132,120
 U.S. Treasury Note
 6.875%, 05/15/2006                        6,750,000   6,869,205
 U.S. Treasury Note
 6.500%, 10/15/2006                        4,200,000   4,188,827
                                                     -----------
                                                      42,408,152
                                                     -----------
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $52,221,197)
                                                      50,518,240
                                                     -----------

----------------------------------------------------------------------------
                                                        Shares/
                                                           Face       Value

----------------------------------------------------------------------------
CASH EQUIVALENTS--14.0%
----------------------------------------------------------------------------
Institutional Money Market Funds--3.3%
 ++Janus Money Market Fund                           $  497,573 $   497,573
 ++Merrimac Cash Fund--Premium Class                  2,000,000   2,000,000
                                                                -----------
                                                                  2,497,573
                                                                -----------
Bank Deposits/Offshore
Time Deposits--8.1%
----------------------------------------------------------------------------
 ++American Express Centurion Bank                      496,552     496,552
 ++Bank of Montreal                                     497,573     497,573
 ++BankBoston NA                                      3,092,766   3,092,766
 ++Bank of Nova Scotia                                  497,573     497,573
 ++Harris Trust & Savings Bank                          895,632     895,632
 ++Royal Bank of Scotland PLC                           496,552     496,552
 ++Toronto Dominion                                     199,029     199,029
                                                                -----------
                                                                  6,175,677
                                                                -----------
Floating Rate Instruments/
Master Notes--2.6%
----------------------------------------------------------------------------
 ++Goldman Sachs & Co.                                2,000,000   2,000,000
                                                                -----------
TOTAL CASH EQUIVALENTS
(Cost $10,673,250)                                               10,673,250
                                                                -----------
----------------------------------------------------------------------------
REPURCHASE AGREEMENT--5.6%
----------------------------------------------------------------------------
IBT Repurchase Agreement
 dated 12/31/1999 due
 01/03/2000, with a
 maturity value of $4,293,618 and an effective yield
 of 3.06%
 collateralized by Federal
 Home Loan Mortgage Corporation ARM with a rate of
 6.75%, a maturity date of 08/01/2022 and a market
 value of $2,114,954, Federal Home Loan Mortgage
 Association with a rate of 6.93%, a maturity date
 of 01/01/2025 and a market value of $2,392,427       4,292,524   4,292,524
                                                                -----------
TOTAL INVESTMENTS--111.8%
**(Cost $88,244,186)                                             85,478,926
Other assets less liabilities--(11.8%)                           (9,011,130)
                                                                -----------
TOTAL NET ASSETS--100.0%                                        $76,467,796
                                                                ===========

December 31, 1999

--------------------------------------------------------------------------------
Vantagepoint U.S.
Treasury Securities Fund
--------------------------------------------------------------------------------
Notes to the Schedule of Investments:

 * Non-income producing security.

** The aggregate identified cost for federal income tax purposes is $88,478,908. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

    Unrealized appreciation      $       --
    Unrealized depreciation       (2,999,982)
                                 -----------
    Net unrealized depreciation  $(2,999,982)
                                 ===========

++ Represents collateral received from securities lending transactions.


                See accompanying notes to financial statements.

December 31, 1999

--------------------------------------------------------------------------------
Vantagepoint U.S.
Money Market Fund
--------------------------------------------------------------------------------

Short Term Investment Co. Liquid Assets Portfolio
 (Cost $76,016,938)                                76,016,938 $76,016,938
                                                              -----------
TOTAL INVESTMENTS--100.0%
* (Cost $76,016,938)                                           76,016,938
Other assets less liabilities--0.0%                               755,932
                                                              -----------
TOTAL NET ASSETS--100.0%                                      $76,772,870
                                                              -----------

Notes to the Schedule of Investments:

 * The cost of investments for federal income tax purposes amounts to $76,016,938.

                See accompanying notes to financial statements.

                       Report of Independent Accountants

To the Board of Directors and
Shareholders of The Vantagepoint Funds:

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of the Aggressive Opportunities Fund, International Fund, Growth Fund, Growth & Income Fund, Equity Income Fund, Asset Allocation Fund, U.S. Treasury Securities Fund, and Money Market Fund, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Opportunities Fund, International Fund, Growth Fund, Growth & Income Fund, Equity Income Fund, Asset Allocation Fund, U.S. Treasury Securities Fund, Money Market Fund, Overseas Equity Index Fund, Mid/Small Company Index Fund, Broad Market Index Fund, 500 Stock Index Fund and Core Bond Index Fund (comprising The Vantagepoint Funds, hereafter referred to as the "Funds") at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, MD
February 25, 2000

                          MASTER INVESTMENT PORTFOLIO

                       Statements of Assets & Liabilities
                               December 31, 1999

                                           S&P 500 Index                                     International
                             Bond Index        Master      Extended Index    U.S. Equity         Index
                          Master Portfolio   Portfolio    Master Portfolio Master Portfolio Master Portfolio
                          ---------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments:
In securities, at market
 value (see cost below)
 (Note 1)...............    $467,355,601   $4,872,292,818   $202,643,885              --      $63,258,911
In Master Investment
 Portfolio..............                                                     $683,281,188
Cash....................             --               --          28,653              --              559
Cash denominated in
 foreign currencies.....             --               --             --               --          174,044
Unrealized gain on
 forward foreign
 currency exchange
 contracts..............             --               --             --               --            9,938
Receivables:
 Investments sold.......             --               --          57,190              --              --
 Dividends and
  interest..............       7,643,636        4,418,560        143,934              --           54,184
 Variation margin on
  futures contracts.....             --           413,112         70,400              --          372,573
                            ------------   --------------   ------------     ------------     -----------
   Total Assets.........     474,999,237    4,877,124,490    202,944,062      683,281,188      63,870,209
                            ------------   --------------   ------------     ------------     -----------
LIABILITIES
Payables:
 Investments
  purchased.............             --               --         427,713              --          172,365
 Collateral for
  securities loaned.....      30,485,950       49,172,532            --               --              --
 Due to BGI (Note 2)....          69,374          422,073         59,798           65,549          32,362
 Due to Custodian
  Bank..................             --             4,859            --               --              --
Unrealized loss on
 forward foreign
 currency exchange
 contracts..............             --               --             --               --           42,829
                            ------------   --------------   ------------     ------------     -----------
   Total Liabilities....      30,555,324       49,599,464        487,511           65,549         247,556
                            ------------   --------------   ------------     ------------     -----------
NET ASSETS..............    $444,443,913   $4,827,525,026   $202,456,551     $683,215,639     $63,622,653
                            ============   ==============   ============     ============     ===========
INVESTMENTS AT COST.....    $491,407,220   $3,180,701,263   $158,230,669             N/A      $51,582,685

                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
For the period ended December 31, 1999 and for the Year Ended February 28, 1999

                                                        S&P 500       S&P 500      Extended
                           Bond Index    Bond Index      Index         Index         Index     U.S. Equity    International
                             Master        Master        Master       Master        Master        Master      Index Master
                           Portfolio*   Portfolio****  Portfolio*  Portfolio****  Portfolio** Portfolio**(1)  Portfolio***
                          ------------  ------------- ------------ -------------  ----------- --------------  -------------
Investment Income:
 Dividends+.............  $        --    $       --   $ 44,329,664 $ 36,647,898   $ 1,409,143  $  6,002,811    $    96,637
 Interest++.............    22,521,833     7,152,613     9,795,587    8,379,792       333,669     1,330,523         41,851
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
   Total investment
    income..............    22,521,833     7,152,613    54,125,251   45,027,690     1,742,812     7,333,334        138,488
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
Expenses (Note 2):
 Advisory...............       277,850        89,576     1,821,793    1,353,414       102,803       334,564#        19,417
 Administration.........           --            --            --           --         25,701        72,405##       12,945
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
 Total expenses before
  waivers...............       277,850        89,576     1,821,793    1,353,414       128,504       406,969         32,362
 Less waivers...........           --            --            --           --            --           (449)           --
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
   Total expenses net of
    waivers.............       277,850        89,576     1,821,793    1,353,414       128,504       406,520         32,362
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
Net Investment Income...    22,243,983     7,063,037    52,303,458   43,674,276     1,614,308     6,926,814        106,126
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 2):
Gain (Loss) on
 Investments:
 Net realized gain
  (loss) on sale of
  investments...........    (2,713,060)      419,676   147,202,745  143,991,139     8,084,670    12,004,089        (91,015)
 Net realized gain on
  futures and forward
  foreign currency
  exchange contracts....           --            --     23,076,772   37,982,701       951,187           --         123,322
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments...........   (22,407,564)   (4,365,016)  549,246,681  265,023,900    44,413,216   106,723,528     11,676,226
 Net change in
  unrealized
  appreciation
  (depreciation) on
  futures and forward
  foreign currency
  exchange contracts....           --            --     12,849,150  (14,225,550)      322,050       567,621        122,882
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
Net Gain (Loss) on
 Investments............   (25,120,624)   (3,945,340)  732,375,348  432,772,190    53,771,123   119,295,238     11,831,415
                          ------------   -----------  ------------ ------------   -----------  ------------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $ (2,876,641)  $ 3,117,697  $784,678,806 $476,446,466   $55,385,431  $126,222,052    $11,937,541
                          ============   ===========  ============ ============   ===========  ============    ===========
   +--Net of foreign
 withholding tax of:      $        --    $       --   $     28,773 $      5,288   $       240  $      3,761    $    82,939
  ++--Interest income
   includes securities
   lending income of:     $     49,933   $    24,075  $    272,312 $     78,935   $       --   $        --     $       --

   * Period from March 1, 1999 to December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
  ** Period from March 1, 1999 (commencement of operations) to December 31,
     1999.
 *** Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
**** For the year ended February 28, 1999.
   # Includes $284,259 allocated from the S&P 500 Index and Extended Index
     Master Portfolios.
  ## Includes $22,100 allocated from the Extended Index Master Portfolio. (/1/)All dividends, interest, and net realized and unrealized gains on investments represent allocations from the Master Portfolios in which the U.S. Equity Master Portfolio invests.

                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            Extended
                                                                                                          Index Master
                        Bond Index Master Portfolio                 S&P 500 Index Master Portfolio         Portfolio
                   ----------------------------------------  -------------------------------------------- ------------
                                     Year          Year          Period          Year           Year         Period
                      Period        Ended         Ended          Ended          Ended          Ended         Ended
                      Ended        February      February       December       February       February      December
                   December 31,      28,           28,            31,            28,            28,            31,
                      1999*          1999          1998          1999*           1999           1998         1999**
                   ------------  ------------  ------------  -------------- -------------- -------------- ------------
Increase
(decrease) in net
assets resulting
from operations:
 Net investment
 income..........  $ 22,243,983  $  7,063,037  $ 12,426,184  $   52,303,458 $   43,674,276 $   35,530,147 $  1,614,308
 Net realized
 gain (loss) on
 sale of
 investments,
 futures and
 forward foreign
 currency
 exchange
 contracts.......    (2,713,060)      419,676     3,123,379     170,279,517    181,973,840     71,368,439    9,035,857
Net change in
unrealized
appreciation
(depreciation) of
investments and
futures..........   (22,407,564)   (4,365,016)    3,034,137     562,095,831    250,798,350    463,085,650   44,735,266
                   ------------  ------------  ------------  -------------- -------------- -------------- ------------
Net increase
(decrease) in net
assets resulting
from operations..    (2,876,641)    3,117,697    18,583,700     784,678,806    476,446,466    569,984,236   55,385,431
                   ------------  ------------  ------------  -------------- -------------- -------------- ------------
Net increase
(decrease) in net
assets resulting
from beneficial
interest
transactions.....    45,592,668   305,376,058  (146,679,073)    355,753,442    856,583,098    299,742,532  147,071,120
                   ------------  ------------  ------------  -------------- -------------- -------------- ------------
Increase
(decrease) in net
assets...........    42,716,027   308,493,755  (128,095,373)  1,140,432,248  1,333,029,564    869,726,768  202,456,551
                   ------------  ------------  ------------  -------------- -------------- -------------- ------------
Net Assets at
beginning of
period...........   401,727,886    93,234,131   221,329,504   3,687,092,778  2,354,063,214  1,484,336,446          --
                   ------------  ------------  ------------  -------------- -------------- -------------- ------------
Net Assets at end
of period........  $444,443,913  $401,727,886  $ 93,234,131  $4,827,525,026 $3,687,092,778 $2,354,063,214 $202,456,551
                   ============  ============  ============  ============== ============== ============== ============
                   U.S. Equity  International
                      Master    Index Master
                    Portfolio     Portfolio
                   ------------ -------------
                      Period       Period
                      Ended         Ended
                     December     December
                       31,           31,
                      1999**       1999***
                   ------------ -------------
Increase
(decrease) in net
assets resulting
from operations:
 Net investment
 income..........  $  6,926,814  $   106,126
 Net realized
 gain (loss) on
 sale of
 investments,
 futures and
 forward foreign
 currency
 exchange
 contracts.......    12,004,089       32,307
Net change in
unrealized
appreciation
(depreciation) of
investments and
futures..........   107,291,149   11,799,108
                   ------------ -------------
Net increase
(decrease) in net
assets resulting
from operations..   126,222,052   11,937,541
                   ------------ -------------
Net increase
(decrease) in net
assets resulting
from beneficial
interest
transactions.....   556,993,587   51,685,112
                   ------------ -------------
Increase
(decrease) in net
assets...........   683,215,639   63,622,653
                   ------------ -------------
Net Assets at
beginning of
period...........           --           --
                   ------------ -------------
Net Assets at end
of period........  $683,215,639  $63,622,653
                   ============ =============

------
  * Period from March 1, 1999 to December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
 ** Period from March 1, 1999 (commencement of operations) to December 31,
    1999.
*** Period from October 1, 1999 (commencement of operations) to December 31,
    1999.


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios; the Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios. International Index Master Portfolio commenced operations on October 1, 1999 with the transfer of $43,637,140 in securities from Vantagepoint Overseas Equity Index Fund, of the Vantagepoint Funds. These financial statements contain the Bond Index, Extended Index, International Index, S&P 500 Index, and U.S. Equity Index Master Portfolios (the "Master Portfolios"). The U.S. Equity Index Master Portfolio achieves its investment objective by investing all of its assets in two other portfolios of MIP, Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Portfolio's investments in each of the portfolios reflects the U.S. Equity Portfolio's interest in the net assets of S&P 500 Index Master Portfolio and Extended Index Master Portfolio, 82.73% and 10.68%, respectively.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Effective February 10, 1999, the Board of Trustees approved a change in fiscal year-end of the Master Portfolios from February 28 to December 31. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

 Security Valuation

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

 Federal Income Taxes

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

                          MASTER INVESTMENT PORTFOLIO

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

 Futures Contracts

  The Extended Index, S&P 500 Stock Index and the International Index Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, the following Master Portfolios had open long futures contracts outstanding:

                                                                              Net Unrealized
                        Number of                  Expiration     Notional    Appreciation/
   Master Portfolio     Contracts      Type           Date     Contract Value (Depreciation)
   ----------------     --------- --------------- ------------ -------------- --------------
   Extended Index           10       Russell 2000   March 2000  $  2,549,750    $  163,850
                            15        Mid Cap 400   March 2000  $  3,368,625    $  158,200
                                                                                ----------
                                                     Total Extended Index       $  322,050
   S&P 500 Index           484      S&P 500 Index   March 2000  $179,588,200    $9,872,575
   International Index       9       CAC 40 Index   March 2000  $    543,461    $   27,055
                             2          DAX Index   March 2000  $    352,193    $   43,643
                            11     FTSE 100 Index   March 2000  $    767,470    $   28,822
                            15          OMX Index January 2000  $    211,598    $   23,260
                            31    NIKKEI300 Index   March 2000  $    976,140    $   32,993
                                                                                ----------
                                                Total International Index       $  155,773

  The Extended Index, S&P 500 Index, and International Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $600,000, $15,750,000 and $95,000 respectively.

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios.

                          MASTER INVESTMENT PORTFOLIO

Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolios are collateralized by U.S. Government Securities.

 Forward Foreign Currency Exchange Contracts

  A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of December 31, 1999, the following Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

 International Index

                     Exchange Foreign Currency U.S. Dollar Value Net Unrealized
Currency               Date    Cost/Proceeds     Cost/Proceeds    Gain/(Loss)
--------             -------- ---------------- ----------------- --------------
Purchase Contracts
Euro Dollar          02/08/00     $564,740         $538,415         $(26,325)
                     02/08/00      317,000          316,738             (262)
Great British Pound  02/08/00      523,812          513,601          (10,211)
                     02/08/00       51,795           50,786           (1,009)
                     02/08/00      554,000          553,602             (398)
Japanese Yen         02/08/00      438,265          443,305            5,040
                     02/08/00      520,739          520,175             (564)
Swedish Krone        02/08/00       93,511           89,762           (3,749)
                     02/08/00       95,281           95,279               (2)
                                                                    --------
                              Net Unrealized Loss on Purchase
                               Contracts                            $(37,480)
Sale Contracts
Euro Dollar          02/08/00       96,476           91,979            4,497
Japanese Yen         02/08/00       26,938           27,247             (309)
Swedish Krone        02/08/00     $ 10,007            9,606              401
                                                                    --------
                              Net Unrealized Gain on Sale
                               Contracts                               4,589
                              Net Unrealized Loss on Forward
                               Foreign Currency Contracts           $(32,891)
                                                                    --------

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

                          MASTER INVESTMENT PORTFOLIO

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  The MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios such as managing and coordinating third-party relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Investment Portfolios. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

  Stephens Inc. ("Stephens") is the placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio were as follows:

                                                          Extended                               International
                                                           Index                                     Index
    Aggregate Purchases              Bond Index            Master           S&P 500 Index           Master
       and Sales of:              Master Portfolio       Portfolio        Master Portfolio         Portfolio
    -------------------       ------------------------- ------------ --------------------------- -------------
                              Period ended  Year ended  Period ended Period ended                Period ended
                                Dec. 31,     Feb. 28,     Dec. 31,     Dec. 31,     Year ended     Dec. 31,
                                 1999*         1999        1999**       1999*     Feb. 28, 1999     1999***
                              ------------ ------------ ------------ ------------ -------------- -------------
U.S. Government Obligations:
Purchases at cost...........  $117,198,084 $212,693,399         --            --             --           --
Sales Proceeds..............    81,492,202   31,894,221         --            --             --           --
Other Securities:
Purchases at cost...........  $ 48,301,376  109,813,822 $97,047,860  $751,324,556 $1,187,951,471  $61,394,283+
Sales Proceeds..............  $ 20,740,434 $  2,543,045 $67,475,630  $269,734,128    275,613,257  $46,825,175

 * For the ten months ended December 31, 1999. The Bond Index and S&P 500 Master Portfolios changed fiscal year ends from February 28 to December 31.
** Period from March 1, 1999 (commencement of operations) to December 31, 1999. *** Period from October 1, 1999 (commencement of operations) to December 31,
    1999.
+ This includes the transfer of $43,637,140 in securities from Vantagepoint
  Overseas Equity Index Fund of the Vantagepoint Funds (see Note 1).

4. Portfolio Securities Loaned

  As of December 31, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                        Securities  Collateral
                                                        ----------- -----------
   Master Portfolio
   Bond Index Master Portfolio......................... $29,562,869 $30,485,950
   S&P 500 Index....................................... $47,645,223 $49,172,532

                          MASTER INVESTMENT PORTFOLIO

5. Financial Highlights

  The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolios are as follows:

                                        For the     For the Year For the Year
                                      Period Ended     Ended        Ended
                                      December 31,  February 28, February 29,
                                          1999          1999         1998
                                      ------------  ------------ ------------
Bond Index Master Portfolio
Ratio of expenses to average net
 assets+                                  0.08%*       0.08%        0.08%
Ratio of net investment income to
 average net assets+                      6.44%*       6.31%        6.73%
Portfolio turnover                          25%*         28%          59%
S&P 500 Index Master Portfolio
Ratio of expenses to average net
 assets+                                  0.05%*       0.05%        0.05%
Ratio of net investment income to
 average net assets+                      1.44%*       1.61%        1.89%
Portfolio turnover                           7%*         11%           6%
Extended Index Master Portfolio
Ratio of expenses to average net
 assets+                                  0.10%**        N/A          N/A
Ratio of net investment income to
 average net assets+                      1.26%**        N/A          N/A
Portfolio turnover                          17%**        N/A          N/A
U.S. Equity Index Master Portfolio
Ratio of expenses to average net
 assets+                                  0.08%**++      N/A          N/A
Ratio of net investment income to
 average net assets+                      1.39%**        N/A          N/A
Portfolio turnover                          N/A          N/A          N/A
International Index Master Portfolio
Ratio of expenses to average net
 assets+                                  0.25%***       N/A          N/A
Ratio of net investment income to
 average net assets+                      0.82%***       N/A          N/A
Portfolio turnover                       39.34%***       N/A          N/A

 * For the ten months ended December 31, 1999. The Bond Index and S&P 500 Master Portfolios changed fiscal year ends from February 28 to December 31.
** Period from March 1, 1999 (commencement of operations) to December 31, 1999. *** Period from October 1, 1999 (commencement of operations) to December 31,
    1999.
+ Annualized for period of less than one year.
++ Includes expenses allocated from the portfolios of MIP in which this Master
   Portfolio invests (see Note 1).

Schedule of Investments

December 31, 1999

-------------------------------------------------------
MIP--Bond Index                  Principal        Value

-------------------------------------------------------
CORPORATE BONDS & NOTES--30.2%
-------------------------------------------------------
Aerospace/Defense--1.0%
 Raytheon Co
 5.95%, 03/15/01               $ 2,800,000 $  2,761,503
 Raytheon Co
 7.38%, 07/15/25                 1,000,000      864,220
 United Technologies Corp
 6.63%, 11/15/04                 1,000,000      978,610
                                           ------------
                                              4,604,333
                                           ------------
Auto Manufacturers--0.9%
 Chrysler Corp
 7.45%, 03/01/27                 1,500,000    1,456,089
 Ford Motor Co
 7.25%, 10/01/08                 1,000,000      985,732
 Ford Motor Co
 8.88%, 04/01/06                 1,500,000    1,606,360
                                           ------------
                                              4,048,181
                                           ------------
Auto Parts & Equipment--0.4%
 Delphi Auto Systems Corp
 6.50%, 05/01/09                 1,000,000      909,872
 Goodyear Tire & Rubber Co
 6.63%, 12/01/06                 1,000,000      935,503
                                           ------------
                                              1,845,375
                                           ------------
Banks--4.1%
 ABN Amro Bank NV
 7.30%, 12/01/26                   500,000      456,279
 Bank of New York Co
 6.50%, 12/01/03                 1,000,000      969,276
 Bank One Corp
 8.10%, 03/01/02                 1,000,000    1,017,743
 BankAmerica Corp
 6.25%, 04/01/08                 1,870,000    1,720,000
 Chase Manhattan Corp
 5.75%, 04/15/04                 1,000,000      946,695
 Dresdner Bank AG
 6.63%, 09/15/05                 1,000,000      954,492
 First Union Corp
 6.63%, 07/15/05                   500,000      479,686
 Keycorp
 6.75%, 03/15/06                 1,500,000    1,436,391
 KFW International Finance Inc
 7.63%, 02/15/04                 3,500,000    3,580,843
 KFW International Finance Inc
 8.00%, 02/15/10                   250,000      263,977
 Korea Development Bank
 7.38%, 09/17/04                 1,000,000      981,839
 Skandinaviska Enskilda
 6.88%, 02/15/09                   500,000      462,820
 Swiss Bank Corp
 7.38%, 07/15/15                 1,200,000    1,151,563
 Westdeutsche NY
 6.05%, 01/15/09                 4,000,000    3,577,540
                                           ------------
                                             17,999,144
                                           ------------
Beverages--0.9%
 Anheuser Busch Co
 9.00%, 12/01/09                 1,500,000    1,675,315
 Coca-Cola Enterprises
 8.00%, 09/15/22                 1,000,000    1,006,282
 Diageo PLC
 6.13%, 08/15/05                 1,000,000      946,108

--------------------------------------------------------
                                  Principal        Value

--------------------------------------------------------
 J Seagram & Sons
 7.50%, 12/15/18                    500,000      472,541
                                            ------------
                                               4,100,246
                                            ------------
Chemicals--0.2%
 Dow Chemical Co
 8.63%, 04/01/06                    500,000      527,218
 ICI Wilmington
 8.75%, 05/01/01                    500,000      509,524
                                            ------------
                                               1,036,742
                                            ------------
Commercial Services--0.2%
 Service Corp Intl
 6.00%, 12/15/05                  1,000,000      743,191
                                            ------------
Cosmetics/Personal Care--0.2%
 Procter & Gamble Co
 6.88%, 09/15/09                  1,000,000      977,869
                                            ------------
Diversified Financial Services--7.0%
 Associates Corp NA
 6.25%, 11/01/08                  2,500,000    2,303,360
 Associates Corp NA
 6.95%, 11/01/18                  1,000,000      925,652
 AT & T Capital Corp
 6.25%, 05/15/01                  1,000,000      989,514
 CIT Group Holdings
 6.63%, 06/15/05                  1,000,000      965,372
 Citigroup Inc
 7.88%, 05/15/25                  1,000,000    1,003,818
 Countrywide Funding Corp
 6.88%, 09/15/05                  1,000,000      969,087
 First Union Capital Corp
 8.04%, 12/01/26                  2,000,000    1,859,078
 Ford Motor Credit Co
 6.50%, 02/28/02                  3,400,000    3,367,996
 General Motors Acceptance Corp
 5.80%, 04/09/01                  3,500,000    3,461,724
 General Motors Acceptance Corp
 7.13%, 05/01/03                  1,000,000      996,564
 Household Finance Corp
 6.00%, 05/01/04                  2,000,000    1,899,078
 Household Finance Corp
 6.70%, 06/15/02                  1,000,000      987,032
 Lehman Brothers Inc
 7.63%, 06/01/06                  2,500,000    2,469,757
 Mellon Capital II
 8.00%, 01/15/27                  1,000,000      940,602
 Mellon Financial
 6.00%, 03/01/04                  3,000,000    2,862,543
 Merrill Lynch & Co Inc
 6.00%, 02/17/09                  4,000,000    3,585,396
 Merrill Lynch & Co Inc
 6.38%, 10/15/08                  1,000,000      921,966
 Morgan Stanley Group Inc
 6.70%, 05/01/01                  1,500,000    1,498,313
                                            ------------
                                              32,006,852
                                            ------------
Electric--2.4%
 Duke Energy Corp
 6.00%, 12/01/28                  2,000,000    1,574,154
 Enersis SA
 7.40%, 12/01/16                  1,000,000      870,792
 Houston Lighting & Power Co
 6.50%, 04/21/03                  4,000,000    3,906,836

December 31, 1999

---------------------------------------------------------
MIP--Bond Index                    Principal        Value

---------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
---------------------------------------------------------
 Niagra Mohawk Power
 7.38%, 07/01/03                 $   756,098 $    753,095
 Niagra Mohawk Power
 7.63%, 10/01/05                     529,268      529,999
 Northern State Power
 6.50%, 03/01/28                   1,500,000    1,279,197
 Texas Utilities
 6.38%, 01/01/08                   1,000,000      911,974
 Virginia Electric & Power Co
 7.38%, 07/01/02                   1,000,000    1,002,385
                                             ------------
                                               10,828,432
                                             ------------
Food--0.5%
 Archer-Daniels-Midland Co
 8.38%, 04/15/17                     500,000      528,658
 Kroger Co
 7.00%, 05/01/18                   1,000,000      890,811
 Kroger Co
 7.45%, 03/01/08                   1,000,000      971,367
                                             ------------
                                                2,390,836
                                             ------------
Health Care--0.5%
 Baxter International Inc
 7.63%, 11/15/02                   1,000,000    1,012,695
 Becton Dickinson & Co
 7.15%, 10/01/09                   1,000,000      971,185
                                             ------------
                                                1,983,880
                                             ------------
Insurance--0.2%
 Aetna Services Inc
 7.13%, 08/15/06                   1,000,000      959,504
                                             ------------

Media--2.9%
 Comcast Cable Communications
 8.38%, 05/01/07                   2,000,000    2,067,354
 Disney (Walt) Co
 5.13%, 12/15/03                   2,000,000    1,871,194
 Disney (Walt) Co
 6.75%, 03/30/06                     500,000      488,713
 Time Warner Entertainment
 8.38%, 03/15/23                   2,500,000    2,607,173
 Time Warner Entertainment
 9.63%, 05/01/02                   2,000,000    2,105,236
 Viacom Inc
 7.75%, 06/01/05                   3,500,000    3,538,035
                                             ------------
                                               12,677,705
                                             ------------
Manufacturer--0.6%
 Tyco Intl Group
 6.88%, 01/15/29                   3,000,000    2,555,040
                                             ------------
Multi-National--0.5%
 African Development Bank
 7.75%, 12/15/01                     500,000      509,530
 Inter-American Development Bank
 5.75%, 02/26/08                   1,000,000      918,131

---------------------------------------------------------
                                   Principal        Value

---------------------------------------------------------
 Inter-American Development Bank
 8.40%, 09/01/09                 $   200,000 $    217,477
 Inter-American Development Bank
 8.50%, 03/15/11                     450,000      495,644
                                             ------------
                                                2,140,782
                                             ------------
Oil & Gas Producers--1.1%
 Amoco Canada
 7.25%, 12/01/02                   1,000,000    1,005,860
 Conoco Inc
 5.90%, 04/15/04                   2,000,000    1,912,600
 Kerr-McGee Corp
 6.63%, 10/15/07                   1,120,000    1,026,778
 Phillips 66 Capital Trust II
 8.00%, 01/15/37                   1,000,000      945,752
                                             ------------
                                                4,890,990
                                             ------------
Pharmaceuticals--0.2%
 American Home Products Corp
 6.50%, 10/15/02                   1,000,000      987,090
                                             ------------
Real Estate--0.2%
 EOP Operating LP
 6.38%, 02/15/03                   1,000,000      963,255
                                             ------------
REITS--0.4%
 Avalon Bay Communities
 7.50%, 08/01/09                   1,000,000      953,724
 Prologis Trust
 7.10%, 04/15/08                   1,000,000      925,585
                                             ------------
                                                1,879,309
                                             ------------
Retail--1.4%
 JC Penny Co Inc
 8.25%, 08/15/22                   2,000,000    1,779,520
 Saks Inc
 7.50%, 12/01/10                   1,500,000    1,368,510
 Wal-Mart Stores
 7.25%, 06/01/13                   1,000,000      983,673
 Wal-Mart Stores
 8.50%, 09/15/24                   2,000,000    2,119,344
                                             ------------
                                                6,251,047
                                             ------------
Semiconductors--0.6%
 Motorola Inc
 7.50%, 05/15/25                   2,500,000    2,433,963
                                             ------------
Telecommunications--0.3%
 Bell Telephone Canada
 9.50%, 10/15/10                     250,000      283,680
 Cable & Wireless Communication
 6.63%, 03/06/05                   1,000,000      990,293
                                             ------------
                                                1,273,973
                                             ------------
Telephone--2.2%
 AT&T Corp
 6.00%, 03/15/09                   1,500,000    1,351,875
 New York Telephone Co
 6.00%, 04/15/08                     500,000      450,741
 New York Telephone Co
 7.00%, 12/01/33                   2,305,000    1,979,995
 Sprint Capital Corp
 6.13%, 11/15/08                   4,000,000    3,626,416

December 31, 1999

--------------------------------------------------------
MIP--Bond Index                   Principal        Value

--------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
--------------------------------------------------------
 US West Communications
 6.38%, 10/15/02                $ 1,000,000 $    982,204
 Worldcom Inc
 7.55%, 04/01/04                  1,500,000    1,519,638
                                            ------------
                                               9,910,869
                                            ------------
Tobacco--0.1%
 Imperial Tobacco Group PLC
 7.13%, 04/01/09                    500,000      451,717
                                            ------------
Transportation--0.9%
 Canadian National Railway Co
 6.45%, 07/15/00                  1,300,000    1,197,040
 Norfolk Southern Corp
 7.80%, 05/15/27                  1,000,000      976,376
 Stagecoach Holdings PLC
 8.63%, 11/15/09                  1,000,000    1,001,250
 Union Pacific Corp
 6.79%, 11/09/07                  1,000,000      943,760
                                            ------------
                                               4,118,426
                                            ------------
TOTAL CORPORATE BONDS & NOTES
(Cost $143,226,413)                          134,058,751
                                            ------------
--------------------------------------------------------
+FOREIGN GOVERNMENT BONDS & NOTES--2.4%
--------------------------------------------------------
 British Columbia (Province of)
 6.50%, 01/15/26                  1,000,000      885,630
 Corp Andina De Fomento
 7.75%, 03/01/04                  2,000,000    2,000,384
 Hydro Quebec
 8.40%, 01/15/22                  2,000,000    2,115,220
 New Brunswick
 7.63%, 06/29/04                  1,200,000    1,218,768
 Ontario (Province of)
 7.63%, 06/22/04                    750,000      765,097
 Ontario (Province of)
 7.75%, 06/04/02                  2,300,000    2,339,560
 Republic of Chile
 6.88%, 04/28/09                  1,000,000      926,946
 Victoria (province of)
 8.45%, 10/01/01                    500,000      514,012
                                            ------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost $11,316,145)                            10,765,617
                                            ------------
--------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--14.0%
--------------------------------------------------------
Federal Agency--Other--2.0%
 Financing Corp
 8.60%, 09/26/19                  2,150,000    2,446,304
 Financing Corp
 9.65%, 11/02/18                    500,000      621,049
 Financing Corp
 9.80%, 04/06/18                  1,285,000    1,609,460
 Tennessee Valley Authority
 6.13%, 07/15/03                    500,000      484,915
 Tennessee Valley Authority
 6.25%, 12/15/17                  2,600,000    2,347,922
 Tennessee Valley Authority
 6.88%, 12/15/43                  1,500,000    1,344,375
                                            ------------
                                               8,854,025
                                            ------------

---------------------------------------------------------------
                                         Principal        Value

---------------------------------------------------------------
Federal Home Loan Bank--2.3%
 Federal Home Loan Bank
 5.02%, 02/11/02                       $ 5,500,000 $  5,331,562
 Federal Home Loan Bank
 5.40%, 01/15/03                         1,500,000    1,447,340
 Federal Home Loan Bank
 5.50%, 01/21/03                         1,000,000      967,355
 Federal Home Loan Bank
 6.09%, 06/02/06                         2,500,000    2,383,593
                                                   ------------
                                                     10,129,850
                                                   ------------
Federal Home Loan Mortgage Corporation--4.8%
 Federal Home Loan Mortgage Corp
 5.00%, 01/15/04                         5,000,000    4,675,700
 Federal Home Loan Mortgage Corp
 5.13%, 10/15/08                         3,400,000    2,971,801
 Federal Home Loan Mortgage Corp
 5.25%, 02/16/01                         3,000,000    2,960,889
 Federal Home Loan Mortgage Corp
 5.38%, 03/01/01                         2,000,000    1,975,288
 Federal Home Loan Mortgage Corp
 5.50%, 05/15/02                         1,000,000      975,370
 Federal Home Loan Mortgage Corp
 5.63%, 02/20/04                         1,000,000      952,178
 Federal Home Loan Mortgage Corp
 5.75%, 07/15/03                         1,000,000      967,533
 Federal Home Loan Mortgage Corp
 5.75%, 03/15/09                           500,000      455,564
 Federal Home Loan Mortgage Corp
 5.90%, 05/04/04                         3,500,000    3,355,135
 Federal Home Loan Mortgage Corp
 6.13%, 08/15/03                         1,000,000      978,185
 Federal Home Loan Mortgage Corp
 6.30%, 06/01/04                         1,000,000      969,431
                                                   ------------
                                                     21,237,074
                                                   ------------
Federal National Mortgage Association--5.0%
 Federal National Mortgage Association
 0.00%, 06/01/17                         1,000,000      282,963
 Federal National Mortgage Association
 5.13%, 02/13/04                         2,104,000    1,974,139
 Federal National Mortgage Association
 5.25%, 01/15/09                         1,000,000      880,552
 Federal National Mortgage Association
 5.38%, 03/15/02                         1,000,000      975,733
 Federal National Mortgage Association
 5.38%, 01/16/01                         2,000,000    1,979,760
 Federal National Mortgage Association
 5.75%, 06/15/05                         1,000,000      949,313

December 31, 1999

---------------------------------------------------------------
MIP--Bond Index                          Principal        Value

---------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--(Continued)
---------------------------------------------------------------
 Federal National Mortgage Association
 5.75%, 02/15/08                       $ 3,500,000 $  3,222,597
 Federal National Mortgage Association
 5.88%, 04/23/04                           600,000      573,496
 Federal National Mortgage Association
 6.09%, 09/27/27                         1,000,000      857,493
 Federal National Mortgage Association
 6.26%, 02/25/09                         5,000,000    4,639,850
 Federal National Mortgage Association
 6.38%, 06/15/09                           394,000      375,449
 Federal National Mortgage Association
 6.45%, 02/14/02                         1,000,000      993,242
 Federal National Mortgage Association
 6.80%, 01/10/03                         1,400,000    1,403,986
 Federal National Mortgage Association
 7.55%, 04/22/02                         3,000,000    3,058,797
                                                   ------------
                                                     22,167,370
                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $65,326,331)                                   62,388,319
                                                   ------------
---------------------------------------------------------------
U.S. TREASURY SECURITIES--50.3%
---------------------------------------------------------------
U.S. Treasury Bonds--16.8%
 U.S. Treasury Bonds
 5.25%, 02/15/29                           700,000      579,032
 U.S. Treasury Bonds
 5.50%, 08/15/28                         2,800,000    2,389,626
 U.S. Treasury Bonds
 6.00%, 02/15/26                         1,200,000    1,097,626
 U.S. Treasury Bonds
 6.13%, 11/15/27                         1,600,000    1,488,000
 U.S. Treasury Bonds
 6.13%, 08/15/29                           800,000      762,750
 U.S. Treasury Bonds
 6.50%, 11/15/26                         1,500,000    1,462,032
 U.S. Treasury Bonds
 6.63%, 02/15/27                         1,000,000      990,313
 U.S. Treasury Bonds
 7.13%, 02/15/23                         5,200,000    5,414,500
 U.S. Treasury Bonds
 7.25%, 05/15/16                         4,100,000    4,285,783
 U.S. Treasury Bonds
 7.50%, 11/15/16                           500,000      534,844
 U.S. Treasury Bonds
 7.63%, 02/15/07                           500,000      509,062
 U.S. Treasury Bonds
 7.63%, 02/15/25                         7,300,000    8,089,312
 U.S. Treasury Bonds
 7.88%, 02/15/21                         2,500,000    2,793,750
 U.S. Treasury Bonds
 8.00%, 11/15/21                         7,100,000    8,054,062
 U.S. Treasury Bonds
 8.13%, 08/15/19                         9,250,000   10,539,219
 U.S. Treasury Bonds
 8.25%, 05/15/05                           300,000      302,531

---------------------------------------------
                       Principal        Value

---------------------------------------------
 U.S. Treasury Bonds
 8.75%, 05/15/17     $ 1,600,000 $  1,910,000
 U.S. Treasury Bonds
 8.75%, 05/15/20       3,100,000    3,751,970
 U.S. Treasury Bonds
 8.75%, 08/15/20       2,100,000    2,544,282
 U.S. Treasury Bonds
 9.13%, 05/15/09       1,000,000    1,091,563
 U.S. Treasury Bonds
  9.13%, 05/15/18      1,500,000    1,858,594
 U.S. Treasury Bonds
  9.38%, 02/15/06      2,300,000    2,624,875
 U.S. Treasury Bonds
  10.38%, 11/15/12     2,100,000    2,551,500
 U.S. Treasury Bonds
 11.25%, 02/15/15      2,250,000    3,179,531
 U.S. Treasury Bonds
 11.75%, 11/15/14        500,000      676,094
 U.S. Treasury Bonds
 12.00%, 08/15/13      1,100,000    1,468,157
 U.S. Treasury Bonds
 12.75%, 11/15/10        500,000      646,250
 U.S. Treasury Bonds
 13.25%, 05/15/14      2,000,000    2,881,876
                                 ------------
                                   74,477,134
                                 ------------
U.S. Treasury Notes--33.6%
 U.S. Treasury Notes
 4.50%, 01/31/01      10,000,000    9,834,380
 U.S. Treasury Notes
 4.63%, 12/31/00       5,500,000    5,420,937
 U.S. Treasury Notes
 4.75%, 11/15/08       8,700,000    7,675,036
 U.S. Treasury Notes
 5.25%, 05/31/01         500,000      493,750
 U.S. Treasury Notes
 5.50%, 07/31/01       1,000,000      989,688
 U.S. Treasury Notes
 5.50%, 08/31/01       2,000,000    1,976,250
 U.S. Treasury Notes
 5.50%, 01/31/03       2,100,000    2,050,125
 U.S. Treasury Notes
 5.50%, 05/31/03       1,450,000    1,411,031
 U.S. Treasury Notes
 5.50%, 02/15/08       1,200,000    1,124,250
 U.S. Treasury Notes
 5.50%, 05/15/09         500,000      465,781
 U.S. Treasury Notes
 5.63%, 02/28/01       1,000,000      994,063
 U.S. Treasury Notes
 5.63%, 05/15/08       3,300,000    3,104,062
 U.S. Treasury Notes
 5.75%, 11/30/02       1,600,000    1,575,501
 U.S. Treasury Notes
 5.75%, 04/30/03       1,000,000      981,563
 U.S. Treasury Notes
 5.75%, 08/15/03       8,000,000    7,832,504
 U.S. Treasury Notes
 5.88%, 11/30/01         850,000      844,688
 U.S. Treasury Notes
 5.88%, 09/30/02       1,700,000    1,681,938
 U.S. Treasury Notes
 5.88%, 02/15/04       1,000,000      983,438
 U.S. Treasury Notes
 5.88%, 11/15/05       2,500,000    2,427,345
 U.S. Treasury Notes
 6.00%, 08/15/09       1,600,000    1,550,000

December 31, 1999

---------------------------------------------------------------------
MIP--Bond Index                                Principal        Value

---------------------------------------------------------------------
U.S. TREASURY SECURITIES--(Continued)
---------------------------------------------------------------------
 U.S. Treasury Notes
 6.13%, 12/31/01                             $ 1,200,000 $  1,197,376
 U.S. Treasury Notes
 6.13%, 08/15/07                               3,300,000    3,216,470
 U.S. Treasury Notes
 6.25%, 10/31/01                               2,800,000    2,800,000
 U.S. Treasury Notes
 6.25%, 01/31/02                               1,000,000    1,000,000
 U.S. Treasury Notes
 6.25%, 02/28/02                               7,000,000    6,997,816
 U.S. Treasury Notes
 6.25%, 06/30/02                               3,000,000    2,998,125
 U.S. Treasury Notes
 6.25%, 02/15/03                              10,800,000   10,766,250
 U.S. Treasury Notes
 6.38%, 03/31/01                               8,700,000    8,719,036
 U.S. Treasury Notes
 6.38%, 09/30/01                               2,000,000    2,003,750
 U.S. Treasury Notes
 6.38%, 08/15/02                               4,700,000    4,708,813
 U.S. Treasury Notes
 6.50%, 05/31/01                               2,250,000    2,259,142
 U.S. Treasury Notes
 6.50%, 05/15/05                               3,000,000    3,000,939
 U.S. Treasury Notes
 6.50%, 08/15/05                               3,000,000    3,000,000
 U.S. Treasury Notes
 6.50%, 10/15/06                               1,400,000    1,396,063
 U.S. Treasury Notes
 6.63%, 06/30/01                               2,000,000    2,011,876
 U.S. Treasury Notes
 6.88%, 05/15/06                               3,000,000    3,052,500
 U.S. Treasury Notes
 7.00%, 07/15/06                               1,900,000    1,946,313
 U.S. Treasury Notes
 7.25%, 08/15/04                              11,050,000   11,402,219
 U.S. Treasury Notes
 7.50%, 11/15/01                               8,200,000    8,379,375
 U.S. Treasury Notes
 7.50%, 05/15/02                               3,000,000    3,079,689
 U.S. Treasury Notes
 7.50%, 02/15/05                               1,300,000    1,356,063
 U.S. Treasury Notes
 7.88%, 08/15/01                               4,300,000    4,404,813
 U.S. Treasury Notes
 7.88%, 11/15/04                               3,000,000    3,173,439
 U.S. Treasury Notes
 8.00%, 05/15/01                               2,900,000    2,966,158
                                                         ------------
                                                          149,252,555
                                                         ------------
TOTAL U.S. TREASURY SECURITIES
(Cost $235,125,106)                                       223,729,689
                                                         ------------
---------------------------------------------------------------------
SHORT TERM INSTRUMENTS--8.2%
---------------------------------------------------------------------
Cash Equivalents--6.9%
++Golden Prime
 5.40%, 01/03/00                              18,785,950   18,785,950
++Investors Bank & Trust Depository Receipt
 5.53%, 01/03/00                              11,700,000   11,700,000
                                                         ------------
                                                           30,485,950
                                                         ------------

---------------------------------
          Principal        Value

---------------------------------
Repurchase
 Agreements--1.3%
 Morgan Stanley
 Triparty
 Repurchase
 Agreement dated
 12/31/99,
 due 1/3/00 with a
 maturity value
 of $5,928,468, and
 an effective
 yield of 2.40%
 collateralized by
 a U.S. Treasury
 Note with a rate
 of
 6.375%, a Maturity
 of 3/31/01 and a
 market value of
 $6,045,821.
      $   5,927,275 $  5,927,275
                    ------------
TOTAL SHORT TERM
INSTRUMENTS
(Cost $36,487,241)    36,413,225
                    ------------
TOTAL INVESTMENTS IN
SECURITIES--105.2%
(Cost
$491,481,236)**
(Notes 1 and 3)      467,355,601
Other Assets And
Liabilities, Net--
(5.2)%               (22,911,688)
                    ------------
TOTAL NET ASSETS--
100.0%              $444,443,913
                    ============

Notes to the Schedule of Investments:
 + Investment is denominated in U.S. dollars.
++ Represents investment of collateral received from securities lending transactions. See note 4.
** The aggregate identified cost for federal income tax purposes is $491,526,454. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

   Gross Unrealized Appreciation  $     10,369
   Gross Unrealized Depreciation  $(24,181,222)
                                  ------------
   Net Unrealized Depreciation    $(24,170,853)
                                  ============

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments

December 31, 1999

---------------------------------------------------------

MIP--S&P 500 Index                   Shares         Value

---------------------------------------------------------
COMMON STOCKS--96.3%
---------------------------------------------------------
Advertising--0.3%
 Interpublic Group Co Inc           107,383 $   6,194,657
 Omnicom Group                       67,509     6,750,900
                                            -------------
Total Advertising
(Cost $6,043,792)                              12,945,557
                                            -------------
Aerospace/Defense--1.2%
 Boeing Co                          356,357    14,811,088
 General Dynamics Corp               71,266     3,759,281
 Goodrich (B F) Co                   34,653       952,957
 Honeywell International Inc        299,106    17,254,677
 Lockheed Martin Corp               151,413     3,312,159
 Northrop Grumman Corp               26,579     1,436,927
 Raytheon Co Class B                129,063     3,428,236
 United Technologies Corp           182,808    11,882,520
                                            -------------
Total Aerospace/Defense
 (Cost $50,908,685)                            56,837,845
                                            -------------
Airlines--0.2%
 *AMR Corp                           57,567     3,856,989
 Delta Air Lines Inc                 53,167     2,648,381
 Southwest Airlines Co              193,037     3,124,786
 *US Airways Inc                     28,465       912,659
                                            -------------
Total Airlines
 (Cost $9,589,571)                             10,542,815
                                            -------------
Apparel--0.2%
 Liz Claiborne Inc                   24,271       913,196
 Nike Inc Class B                   107,232     5,314,686
 *Reebok International Ltd           22,146       181,320
 Russell Corp                        13,707       229,592
 VF Corp                             46,290     1,388,700
                                            -------------
Total Apparel
 (Cost $8,026,371)                              8,027,494
                                            -------------
Auto Manufacturers--0.9%
 Ford Motor Co                      458,260    24,488,269
 General Motors Corp Class A        243,639    17,709,510
 *Navistar International Corp        25,666     1,215,927
 PACCAR Inc                          30,273     1,341,472
                                            -------------
Total Auto Manufacturers
 (Cost $31,543,211)                            44,755,178
                                            -------------
Auto Parts & Equipment--0.2%
 Cooper Tire & Rubber Co             29,617       460,915
 Dana Corp                           64,030     1,916,898
 Delphi Automotive Systems Corp     216,361     3,407,686
 Goodyear Tire & Rubber Co           60,125     1,694,773
 TRW Inc                             46,477     2,413,899
                                            -------------
Total Auto Parts & Equipment
 (Cost $11,608,581)                             9,894,171
                                            -------------
Banks--4.8%
 Amsouth Bancorp                    133,902     2,585,982
 Bank of America Corp               647,205    32,481,601
 Bank of New York Inc               279,156    11,166,240
 Bank One Corp                      437,601    14,030,582
 BB&T Corp                          120,484     3,298,250
 Chase Manhattan                    313,185    24,330,560
 Comerica Inc                        59,938     2,798,355
 Fifth Third Bancorp                109,658     8,046,156
 First Union Corp                   362,892    11,907,394
 FIrstar Corp                       374,181     7,904,574

---------------------------------------------------------

                                     Shares         Value

---------------------------------------------------------
 FleetBoston Financial Corp         349,568 $  12,169,336
 Huntington Bancshares Inc           88,677     2,117,163
 Keycorp                            171,409     3,792,424
 Mellon Financial Corp              195,583     6,662,046
 Morgan (J P) & Co Inc               66,489     8,419,170
 National City Corp                 235,464     5,577,554
 Northern Trust Corp                 85,146     4,512,738
 Old Kent Financial Corp             34,400     1,216,900
 PNC Bank Corp                      114,295     5,086,127
 Regions Financial Corp              85,833     2,156,554
 Republic New York Corp              40,184     2,893,248
 Southtrust Corp                     63,289     2,393,115
 State Street Boston Corp            61,542     4,496,412
 Summit Bancorp                      66,056     2,022,965
 Suntrust Banks Inc                 122,242     8,411,778
 Synovus Financial Corp             103,581     2,058,672
 U.S. Bancorp                       278,309     6,627,233
 Union Planters Corp                 53,845     2,123,512
 Wachovia Corp                       77,040     5,238,720
 Wells Fargo & Co                   623,474    25,211,730
                                            -------------
Total Banks
(Cost $217,642,920)                           231,737,091
                                            -------------
Beverages--1.9%
 Anheuser-Busch Inc                 177,324    12,567,839
 Brown-Forman Corp Class B           26,460     1,514,835
 Coca-Cola Co                       934,391    54,428,276
 Coca-Cola Enterprises Co           162,898     3,278,322
 Coors (Adolph) Co Class B           14,382       755,055
 Diageo PLC ADR (UK)                     17           544
 Pepsico Inc                        553,554    19,512,779
                                            -------------
Total Beverages
(Cost $80,351,664)                             92,057,650
                                            -------------
Biotechnology--0.7%
 *Amgen Inc                         386,562    23,217,880
 Monsanto Co                        240,552     8,569,739
                                            -------------
Total Biotechnology
(Cost $15,323,757)                             31,787,619
                                            -------------
Building Materials--0.1%
 Armstrong World Industries Inc      15,543       518,748
 Masco Corp                         156,883     3,980,906
 Owens Corning Fiberglass Corp       20,986       405,292
 Vulcan Materials Co                 32,120     1,282,793
                                            -------------
Total Building Materials
(Cost $6,873,934)                               6,187,739
                                            -------------
Chemicals--1.2%
 AIR Products & Chemicals Inc        87,959     2,952,124
 Ashland Inc                         28,437       936,644
 Dow Chemical Co                     83,558    11,165,438
 Du Pont (E I) De Nemours           394,057    25,958,505
 Eastman Chemical Co                 30,282     1,444,073
 Engelhard Corp                      48,653       918,325
 Grace (W R) Co+                     27,178       377,095
 Great Lakes Chemical Corp           22,691       866,513
 Hercules Inc                        38,616     1,076,421
 Praxair Inc                         60,801     3,059,050
 Rohm & Haas Co                      81,296     3,307,731
 Sherwin Williams Co                 65,777     1,381,317
 Sigma-Aldrich Corp                  39,041     1,173,670
 Union Carbide Corp                  51,017     3,405,385
                                            -------------
Total Chemicals
(Cost $47,443,341)                             58,022,291
                                            -------------

December 31, 1999

---------------------------------------------------------------

MIP--S&P 500 Index                         Shares         Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
Commercial Services--0.5%
 Block (H R) Inc                           37,527 $   1,641,806
 +Cendant Corp                            274,479     7,290,848
 Deluxe Corp                               30,074       825,155
 Donnelley (R R) & Sons Co                 49,915     1,238,516
 Dun & Bradstreet Corp                     62,396     1,840,682
 Ecolab Inc                                50,020     1,957,033
 Equifax Inc                               55,846     1,315,871
 McKesson HBOC Inc                        105,816     2,387,474
 Paychex Inc                               94,001     3,760,040
 +Quintiles Transnational Corp             25,800       482,137
 Service Corp International               101,954       707,306
                                                  -------------
Total Commercial Services
(Cost $28,439,975)                                   23,446,868
                                                  -------------
Computers--9.6%
 +3Com Corp                               133,118     6,256,546
 +Adaptec Inc                              31,300     1,561,087
 +Apple Computer Inc                       60,296     6,199,183
 +Cabletron Systems Inc                    62,807     1,632,982
 +Ceridian Corp                            55,853     1,204,330
 +Cisco Systems Inc                     1,229,986   131,762,250
 Compaq Computer Corp                     644,412    17,439,400
 +Computer Sciences Corp                   61,031     5,775,058
 +Dell Computer Corp                      961,746    49,049,046
 Electronic Data Systems Corp             179,898    12,041,922
 +EMC Corp                                383,629    41,911,468
 +Gateway Inc                             119,048     8,578,897
 Hewlett-Packard Co                       383,434    43,687,511
 International Business Machine Corp      681,649    73,618,092
 +Lexmark International Group Class A      44,975     4,070,237
 +Network Appliance Inc                    53,250     4,423,078
 +Seagate Technology Inc                   79,776     3,714,570
 +Silicon Graphics Inc                     73,128       717,569
 +Sun Microsystems Inc                    585,786    45,361,803
 +Unisys Corp                             108,675     3,470,808
                                                  -------------
Total Computers
(Cost $176,115,888)                                 462,475,837
                                                  -------------
Cosmetics/Personal Care--2.2%
 Alberto-Culver Co Class B                 21,777       562,119
 Avon Products Inc                         96,143     3,172,719
 Colgate-Palmolive Co                     221,134    14,373,710
 Gillette Co                              408,333    16,818,215
 International Flavor & Fragrances         40,998     1,547,674
 Kimberly-Clark Corp                      202,091    13,186,438
 Procter & Gamble Co                      497,231    54,477,871
                                                  -------------
Total Cosmetics/Personal Care
(Cost $68,964,678)                                  104,138,746
                                                  -------------
Distribution/Wholesale--0.2%
 +Costco Wholesale Corp                    83,938     7,659,342
 Genuine Parts Co                          69,138     1,715,489
                                                  -------------
Total Distribution/Wholesale
(Cost $5,792,322)                                     9,374,831
                                                  -------------
Diversified Financial Services--4.9%
 American Express Corp                    169,847    28,237,064
 Associates First Capital Corp            276,610     7,589,487
 Bear Stearns Co Inc                       47,199     2,017,757
 Capital One Financial Corp                75,490     3,637,674
 Citigroup Inc                          1,275,154    70,850,744

----------------------------------------------------------------

                                            Shares         Value

----------------------------------------------------------------
 Countrywide Credit Industries Inc          43,374 $   1,095,193
 Federal Home Loan Mortgage Corp           263,711    12,410,899
 Federal National Mortgage Association     388,233    24,240,298
 Franklin Resources Inc                     96,631     3,098,231
 Household International Inc               181,216     6,750,296
 Lehman Brothers Holdings                   45,325     3,838,461
 MBNA Corp                                 304,775     8,305,119
 Merrill Lynch & Co Inc                    140,237    11,709,789
 Morgan Stanley Dean Witter                211,367    30,172,639
 Paine Webber Group Inc                     55,154     2,140,665
 Price (T Rowe) & Associates                35,000     1,292,812
 Providian Financial Corp                   54,109     4,927,301
 Schwab (Charles) Corp                     310,318    11,908,453
 SLM Holding Corp                           61,684     2,606,149
                                                   -------------
Total Diversified Financial Services
(Cost $143,235,527)                                  236,829,031
                                                   -------------
Electric--1.6%
 +AES Corp                                  73,105     5,464,599
 Ameren Corp                                52,966     1,734,636
 American Electric Power Inc                74,389     2,389,747
 Carolina Power & Light Co                  59,226     1,802,691
 Central & South West Corp                  82,182     1,643,640
 Cinergy Corp                               61,411     1,481,540
 CMS Energy Corp                            43,993     1,372,032
 Consolidated Edison Inc                    84,720     2,922,840
 Constellation Energy Group                 57,860     1,677,940
 Dominion Resources Inc                     73,506     2,885,110
 DTE Energy Co                              56,010     1,757,314
 Duke Power Co                             138,806     6,957,651
 Edison International                      132,874     3,479,638
 Entergy Corp                               94,882     2,443,211
 FirstEnergy Corp                           90,161     2,045,528
 Florida Progress Corp                      37,858     1,601,867
 FPL Group Inc                              68,706     2,941,476
 GPU Inc                                    48,607     1,455,172
 New Century Energies Inc                   44,293     1,345,400
 +Niagra Mohawk Holdings Inc                72,680     1,012,978
 Northern States Power Co                   58,795     1,146,502
 PECO Energy Co                             71,748     2,493,243
 PG & E Corp                               147,012     3,013,746
 Pinnacle West Capital Corp                 23,500       718,219
 PP & L Resources Inc                       59,377     1,358,249
 Public Service Enterprise Group            84,063     2,926,443
 Reliant Energy Inc                        112,934     2,583,365
 Southern Co                               260,050     6,111,175
 Texas Utilities Co                        105,661     3,757,569
 Unicom Corp                                83,448     2,795,508
                                                   -------------
Total Electric
(Cost $77,602,095)                                    75,319,029
                                                   -------------
Electrical Components & Equipment--0.3%
 Emerson Electric Co                       165,032     9,468,711
 Molex Inc                                  50,600     2,868,387
                                                   -------------
Total Electrical Components & Equipment
(Cost $10,607,048)                                    12,337,098
                                                   -------------
Electronics--0.7%
 +Analog Devices Inc                        59,990     5,579,070
 Johnson Controls Inc                       32,858     1,868,799
 Millipore Corp                             17,225       665,316

December 31, 1999

-------------------------------------------------------------

MIP--S&P 500 Index                    Shares            Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Parker Hannifin Corp                 41,831 $      2,146,453
 PE Corp--PE Biosystems Group         38,586        4,642,378
 Perkinelmer Inc                      17,648          735,701
 +Solectron Corp                     106,352       10,116,734
 Tektronix Inc                        18,410          715,689
 +Teradyne Inc                        56,740        3,744,840
 +Thermo Electron Corp                61,303          919,545
 Thomas & Betts Corp                  21,793          694,652
                                             ----------------
Total Electronics
(Cost $20,085,745)                                 31,829,177
                                             ----------------
Engineering & Construction--0.0%
 Fluor Corp                           29,408        1,349,107
 Foster Wheeler Corp                  15,952          141,574
                                             ----------------
Total Engineering & Construction
(Cost $1,940,013)                                   1,490,681
                                             ----------------
Entertainment--0.1%
 +Harrah's Entertainment Inc          48,115        1,272,040
 +Mirage Resorts Inc                  73,225        1,121,258
                                             ----------------
Total Entertainment
(Cost $2,764,549)                                   2,393,298
                                             ----------------
Environmental Control--0.1%
 +Allied Waste Industries Inc         50,915          448,688
 Waste Management Inc                234,418        4,029,059
                                             ----------------
Total Environmental Control
(Cost $12,258,279)                                  4,477,747
                                             ----------------
Food--1.9%
 Albertson's Inc                     160,326        5,170,514
 Archer-Daniels-Midland Co           236,583        2,883,355
 Bestfoods                           106,212        5,582,768
 Campbell Soup Co                    165,111        6,387,732
 ConAgra Inc                         186,381        4,205,221
 General Mills Inc                   116,686        4,171,524
 Great Atlantic & Pacific Tea Co      14,838          413,609
 Heinz (H J) Co                      136,452        5,432,495
 Hershey Foods Corp                   53,535        2,542,913
 Kellogg Co                          154,449        4,758,960
 +Kroger Co                          316,160        5,967,520
 Nabisco Group Holdings Corp         125,413        1,332,513
 Quaker Oats Co                       51,208        3,360,525
 Ralston-Purina Group                123,746        3,449,420
 +Safeway Inc                        190,959        6,790,979
 Sara Lee Corp                       343,377        7,575,755
 Super Value Inc                      46,279          925,580
 Sysco Corp                          126,212        4,993,262
 Unilever NV                         216,889       11,806,895
 Winn-Dixie Stores Inc                57,358        1,373,007
 Wrigley (W M) Jr Co                  44,437        3,685,494
                                             ----------------
Total Food
(Cost $95,478,258)                                 92,810,041
                                             ----------------
Forest Products & Paper--0.7%
 Boise Cascade Corp                   22,043          892,742
 Champion International Corp          36,981        2,290,511
 Fort James Corp                      85,028        2,327,642
 Georgia-Pacific Corp                 65,839        3,341,329
 International Paper Co              157,147        8,868,984
 Louisiana-Pacific Corp               41,771          595,237
 Mead Corp                            39,296        1,706,920
 Potlatch Corp                        11,371          507,431
 Temple-Inland Inc                    21,587        1,423,393
 Westvaco Corp                        38,863        1,267,905

-------------------------------------------------------

                                   Shares         Value

-------------------------------------------------------
 Weyerhaeuser Co                   83,345 $   5,985,213
 Willamette Industries Inc         42,972     1,995,512
                                          -------------
Total Forest Products & Paper
(Cost $24,681,546)                           31,202,819
                                          -------------
Gas--0.1%
 Eastern Enterprises                8,432       484,313
 NICOR Inc                         18,445       599,463
 ONEOK Inc                         12,234       307,379
 Peoples Energy Corp               13,909       465,952
 Sempra Energy                     92,729     1,611,166
                                          -------------
Total Gas
(Cost $3,873,551)                             3,468,273
                                          -------------
Hand/Machine Tools--0.1%
 Black & Decker Corp               33,627     1,757,011
 Grainger (W W) Inc                36,123     1,727,131
 Milacron Inc                      14,859       228,457
 Snap-On Inc                       23,453       622,970
 Stanley Works                     34,452     1,037,867
                                          -------------
Total Hand/Machine Tools
(Cost $4,908,947)                             5,373,436
                                          -------------
Health Care--2.2%
 Allergan Inc                      50,800     2,527,300
 Bard (C R) Inc                    19,978     1,058,834
 Bausch & Lomb Inc                 21,821     1,493,375
 Baxter International Inc         110,721     6,954,663
 Becton Dickinson & Co             96,061     2,569,632
 Biomet Inc                        43,468     1,738,720
 +Boston Scientific Corp          152,221     3,329,834
 Columbia/HCA Healthcare Corp     214,786     6,295,915
 +Guidant Corp                    115,111     5,410,217
 +Healthsouth Corp                160,259       861,392
 +Humana Inc                       64,704       529,764
 Johnson & Johnson                520,147    48,438,689
 Mallinckrodt Group Inc            27,624       878,789
 +Manor Care Inc                   42,886       686,176
 Medtronic Inc                    444,856    16,209,441
 +St Jude Medical Inc              32,653     1,002,039
 +Tenet Healthcare Corp           119,123     2,799,391
 United Healthcare Corp            66,303     3,522,347
 +Wellpoint Health Networks        25,355     1,671,845
                                          -------------
Total Health Care
(Cost $84,180,983)                          107,978,363
                                          -------------
Holding Companies--Diversified--0.2%
 Seagrams Co Ltd                  164,437     7,389,388
                                          -------------
Total Holding Companies--Diversified
(Cost $6,502,452)                             7,389,388
                                          -------------
Home Builders--0.0%
 Centex Corp                       23,215       573,120
 Fleetwood Enterprises Inc         13,708       282,728
 Kaufman & Broad Home Corp         17,979       434,867
 Pulte Corp                        17,087       384,458
                                          -------------
Total Home Builders
 (Cost $1,648,851)                            1,675,173
                                          -------------
Home Furnishings--0.1%
 Leggett & Platt Inc               56,700     1,215,506
 Maytag Corp                       33,811     1,622,928
 Whirlpool Corp                    29,131     1,895,336
                                          -------------
Total Home Furnishings
 (Cost $4,062,818)                            4,733,770
                                          -------------

December 31, 1999

------------------------------------------------------------

MIP--S&P 500 Index                      Shares         Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
Household Products/Wares--0.3%
 American Greetings Corp Class A        26,270 $     620,629
 Avery-dennison Corp                    43,633     3,179,755
 Clorox Co                              90,052     4,536,370
 Fortune Brands Inc                     64,148     2,120,893
 Jostens Inc                            13,796       335,415
 Newell Rubbermaid Inc                 107,840     3,127,360
 Tupperware Corp                        22,621       383,143
                                               -------------
Total Household Products/Wares
 (Cost $12,785,042)                               14,303,565
                                               -------------
Insurance--2.9%
 Aetna Inc                              54,289     3,030,005
 AFLAC CORP                            101,382     4,783,963
 Allstate Corp                         303,349     7,280,376
 American General Corp                  94,773     7,190,901
 American International Group Inc      585,625    63,320,703
 Aon Corp                               98,022     3,920,860
 Chubb Corp                             63,769     3,590,992
 CIGNA Corp                             70,827     5,706,000
 Cincinnati Financial Corp              63,644     1,984,897
 Conseco Inc                           123,646     2,210,172
 Hartford Financial Services Group      86,412     4,093,769
 Jefferson-Pilot Corp                   40,464     2,761,668
 Lincoln National Corp                  76,197     3,047,880
 Loews Corp                             41,313     2,507,183
 Marsh & McLennan Companies Inc        100,335     9,600,805
 MBIA Inc                               38,539     2,035,341
 MGIC Investment Corp                   41,931     2,523,722
 Progressive Corp Ohio                  28,125     2,056,641
 SAFECO Corp                            51,422     1,279,122
 St Paul Co                             86,993     2,930,577
 Torchmark Corp                         51,586     1,499,218
 Unumprovident Corp                     91,610     2,937,246
                                               -------------
Total Insurance
 (Cost $108,341,003)                             140,292,041
                                               -------------
Iron/Steel--0.1%
 Allegheny Technologies Inc             37,270       836,246
 +Bethlehem Steel Corp                  50,451       422,527
 Nucor Corp                             33,724     1,848,497
 USX-U.S. Steel Group                   34,183     1,128,039
                                               -------------
Total Iron/Steel
 (Cost $4,772,269)                                 4,235,309
                                               -------------
Leisure Time--0.3%
 Brunswick Corp                         35,682       793,925
 Carnival Corp Class A                 232,789    11,130,224
                                               -------------
Total Leisure Time
 (Cost $11,133,423)                               11,924,149
                                               -------------
Lodging--0.1%
 Hilton Hotels Corp                    100,112       963,578
 Marriott International                 95,283     3,007,370
                                               -------------
Total Lodging
 (Cost $3,919,019)                                 3,970,948
                                               -------------
Machinery--0.5%
 Briggs & Stratton Corp                  9,122       489,167
 Caterpillar Inc                       135,328     6,368,874
 Cummins Engine Co Inc                  15,900       768,169

--------------------------------------------------------------

                                          Shares         Value

--------------------------------------------------------------
 Deere & Co                               89,327 $   3,874,559
 Dover Corp                               79,663     3,614,709
 Ingersoll-Rand Co                        63,286     3,484,685
 McDermott International Inc              23,106       209,398
 NACCO Industries Inc Class A              3,027       168,188
 Rockwell International Corp              73,145     3,501,817
                                                 -------------
Total Machinery
 (Cost $18,440,998)                                 22,479,566
                                                 -------------
Media--3.4%
 +CBS Corp                               288,983    18,476,851
 +Clear Channel Communications Inc       127,745    11,401,241
 Comcast Corp Class A                    284,258    14,372,795
 Disney (Walt) Co                        781,324    22,853,727
 Dow Jones & Co Inc                       34,936     2,375,648
 Gannett Co Inc                          106,280     8,668,463
 Knight-Ridder Inc                        30,498     1,814,631
 McGraw-Hill Inc                          75,095     4,627,729
 +MediaOne Group Inc                     229,855    17,655,737
 Meredith Corp                            20,197       841,962
 New York Times Co Class A                66,704     3,276,834
 Time Warner Inc                         487,770    35,332,839
 Times Mirror Co Class A                  23,181     1,553,127
 Tribune Co                               90,382     4,976,659
 +Viacom Inc Class B                     264,159    15,965,110
                                                 -------------
Total Media
 (Cost $91,189,951)                                164,193,353
                                                 -------------
Metal Fabricate/Hardware--0.0%
 Timken Co                                24,501       500,739
 Worthington Industries Inc               36,040       596,913
                                                 -------------
Total Metal Fabricate/Hardware
 (Cost $1,172,632)                                   1,097,652
                                                 -------------
Metals--Diversified--0.5%
 Alcan Aluminum Ltd                       86,465     3,561,277
 Alcoa Inc                               139,199    11,553,517
 +Freeport McMoRan Inc                    63,424     1,339,832
 +Inco Ltd                                70,437     1,655,270
 Phelps Dodge Corp                        22,901     1,537,230
 Placer Dome Inc                         120,056     1,290,602
 Reynolds Metals Co                       24,353     1,866,049
                                                 -------------
Total Metals--Diversified
 (Cost $15,205,426)                                 22,803,777
                                                 -------------
Mining--0.1%
 Barrick Gold Corp                       147,998     2,617,715
 Homestake Mining Co                      92,085       719,414
 Newmont Mining Corp                      64,155     1,571,798
                                                 -------------
Total Mining
 (Cost $6,518,262)                                   4,908,927
                                                 -------------
Manufacturer--5.7%
 Cooper Industries Inc                    36,420     1,472,734
 Corning Inc                              92,903    11,978,681
 Crane Co                                 26,543       527,542
 Danaher Corp                             51,856     2,502,052
 Eastman Kodak Co                        120,341     7,972,591
 Eaton Corp                               27,696     2,011,422
 +FMC Corp                                12,392       710,217
 General Electric Co                   1,239,186   191,764,034
 Illinois Tool Works Inc                 107,786     7,282,292
 ITT Industries Inc                       34,073     1,139,316
 Minnesota Mining & Manufacturing Co     152,721    14,947,568

December 31, 1999

----------------------------------------------------------

MIP--S&P 500 Index                    Shares         Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 National Service Industries Inc      15,998 $     471,941
 Pall Corp                            48,399     1,043,603
 Polaroid Corp                        17,470       328,654
 PPG Industries Inc                   66,344     4,150,647
 Textron Inc                          57,334     4,396,801
 Tyco International Ltd              633,078    24,610,907
                                             -------------
Total Miscellaneous Manufacturer
(Cost $143,990,320)                            277,311,002
                                             -------------
Office/Business Equipment--0.2%
 Pitney Bowes Inc                    102,053     4,930,436
 Xerox Corp                          252,366     5,725,554
                                             -------------
Total Office/Business Equipment
(Cost $13,290,457)                              10,655,990
                                             -------------
Oil & Gas Producers--4.9%
 Amerada Hess Corp                    34,891     1,980,064
 Anadarko Petroleum Corp              46,745     1,595,173
 Apache Corp                          41,497     1,532,795
 Atlantic Richfield Corp             122,330    10,581,545
 Burlington Resources Inc             70,978     2,346,710
 Chevron Corp                        248,501    21,526,399
 Coastal Corp                         81,860     2,900,914
 Conoco Inc Class B                  238,785     5,939,776
 Exxon Mobil Corp                  1,305,075   105,140,105
 Helmerich & Payne Inc                19,470       424,689
 Kerr-McGee Corp                      32,874     2,038,188
 Occidental Petroleum Corp           133,734     2,891,998
 Phillips Petroleum Co                96,587     4,539,589
 +Rowan Co Inc                        32,475       704,302
 Royal Dutch Petroleum Corp          811,574    49,049,504
 Sunoco Inc                           35,137       825,720
 Texaco Inc                          206,300    11,204,669
 Tosco Corp                           43,600     1,185,375
 Transocean Sedco Forex Inc           40,219     1,354,873
 Union Pacific Resources Group        97,483     1,242,908
 Unocal Corp                          92,813     3,115,036
 USX-Marathon Group                  118,377     2,922,432
                                             -------------
Total Oil & Gas Producers
(Cost $170,481,951)                            235,042,764
                                             -------------
Oil & Gas Services--0.4%
 Baker Hughes Inc                    126,058     2,655,097
 Halliburton Co                      167,918     6,758,700
 Schlumberger Ltd                    207,742    11,685,488
                                             -------------
Total Oil & Gas Services
(Cost $18,232,858)                              21,099,285
                                             -------------
Packaging & Containers--0.1%
 Ball Corp                            11,780       463,838
 Bemis Co                             20,358       709,985
 Crown Cork & Seal Co                 47,391     1,060,374
 +Owens Illinois Inc                  60,369     1,512,998
 +Pactiv Corp                         65,875       699,922
 +Sealed Air Corp                     32,207     1,668,725
                                             -------------
Total Packaging & Containers
(Cost $9,121,867)                                6,115,842
                                             -------------
Pharmaceuticals--6.0%
 Abbott Laboratories                 576,420    20,931,251
 +ALZA Corp                           37,839     1,310,175
 American Home Products Corp         494,953    19,519,709
 Bristol-Myers Squibb Co             750,938    48,200,833
 Cardinal Health Inc                 103,852     4,971,915
 Lilly (Eli) & Co                    413,744    27,513,976

-----------------------------------------------------------

                                       Shares         Value

-----------------------------------------------------------
 Merck & Co Inc                       884,208 $  59,297,199
 Pfizer Inc                         1,465,296    47,530,539
 Pharmacia And Upjohn Inc             192,356     8,656,020
 Schering-Plough Corp                 556,114    23,461,059
 Warner Lambert Co                    323,703    26,523,415
 +Watson Pharmaceutical Inc            35,421     1,268,515
                                              -------------
Total Pharmaceuticals
(Cost $213,451,375)                             289,184,606
                                              -------------
Pipelines--0.5%
 Columbia Gas Systems Inc              32,122     2,031,717
 Consolidated Natural Gas Co           36,891     2,395,609
 El Paso Energy Corp                   77,357     3,002,419
 Enron Corp                           271,020    12,026,513
 Williams Co Inc                      165,460     5,056,871
                                              -------------
Total Pipelines
(Cost $17,444,082)                               24,513,129
                                              -------------
Retail--6.4%
 +AutoZone Inc                         57,606     1,861,381
 +Bed Bath & Beyond Inc                41,600     1,445,600
 +Best Buy Co Inc                      77,898     3,909,506
 Circuit City Stores Inc               77,063     3,472,651
 +Consolidated Stores Corp             42,302       687,408
 CVS Corp                             149,244     5,960,432
 Darden Restaurants Inc                51,880       940,325
 Dayton-Hudson Corp                   167,774    12,320,903
 Dillards Inc Class A                  41,422       836,207
 Dollar General Corp                   85,424     1,943,396
 +Federated Department Stores Inc      79,767     4,033,219
 Gap Inc                              325,148    14,956,808
 Harcourt General Inc                  27,581     1,110,135
 Home Depot Inc                       862,041    59,103,686
 Ikon Office Solutions Inc             53,983       367,759
 +K Mart Corp                         190,809     1,920,016
 +Kohls Corp                           62,134     4,485,298
 Limited Inc                           81,938     3,548,940
 Longs Drug Stores Corp                15,054       388,581
 Lowe's Co Inc                        142,840     8,534,690
 May Department Stores Co             127,673     4,117,454
 McDonald's Corp                      513,168    20,687,085
 Nordstrom Inc                         54,615     1,430,230
 +Office Depot Inc                    138,149     1,511,005
 Penney (J C) Co Inc                  101,249     2,018,652
 Rite Aid Corp                        100,031     1,119,097
 Sears Roebuck & Co                   145,124     4,417,212
 +Staples Inc                         177,729     3,687,877
 Tandy Corp                            73,625     3,621,430
 The Pep Boys--Manny Moe & Jack        20,775       189,572
 TJX Companies Inc                    122,203     2,497,524
 +Toys R Us Inc                        96,075     1,375,073
 +Tricon Global Restaurants            59,032     2,280,111
 Walgreen Co                          380,778    11,137,757
 Walmart Stores Inc                 1,681,610   116,241,291
 Wendy's International Inc             47,843       986,762
                                              -------------
Total Retail
(Cost $172,421,820)                             309,145,073
                                              -------------
Savings & Loans--0.2%
 Golden West Financial                 63,654     2,132,409
 Washington Mutual Inc                220,472     5,732,272
                                              -------------
Total Savings & Loans
(Cost $9,177,050)                                 7,864,681
                                              -------------

December 31, 1999

----------------------------------------------------------------

MIP--S&P 500 Index                          Shares         Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
Semiconductors--3.6%
 +Advanced Micro Devices                    55,827 $   1,615,494
 +Applied Materials Inc                    142,318    18,029,912
 Intel Corp                              1,255,365   103,332,232
 +KLA Instruments Corp                      33,748     3,758,684
 +LSI Logic Corp                            55,154     3,722,895
 +Micron Technology Inc                     95,676     7,438,779
 +National Semiconductor                    64,381     2,756,312
 Texas Instruments Inc                     298,263    28,894,228
 +Xilinx Inc                               111,400     5,065,224
                                                   -------------
Total Semiconductors
(Cost $75,366,825)                                   174,613,760
                                                   -------------
Software--9.6%
 Adobe Systems Inc                          46,726     3,142,324
 +America Online Inc                       838,542    63,257,512
 Autodesk Inc                               20,332       686,205
 Automatic Data Processing                 234,757    12,647,533
 +BMC Software Inc                          90,534     7,237,062
 +Citrix Systems Inc                        30,070     3,698,610
 Computer Associates International Inc     203,896    14,259,977
 +Compuware Corp                           136,195     5,073,264
 First Data Corp                           161,323     7,955,240
 IMS Health Inc                            119,883     3,259,319
 +Microsoft Corp                         1,943,474   226,900,590
 +Novell Inc                               128,514     5,132,528
 +Oracle Systems Corp                      538,861    60,386,111
 +Parametric Technology Corp               103,203     2,792,931
 +Peoplesoft Inc                            90,560     1,930,060
 Shared Medical System Corp                 10,340       526,694
 +Yahoo! Inc                                99,540    43,069,714
                                                   -------------
Total Software
(Cost $206,608,210)                                  461,955,674
                                                   -------------
Telecommunication Equipment--5.0%
 +ADC Telecommunications                    49,901     3,620,941
 +Andrew Corp                               32,217       610,109
 +Comverse Technology Inc                   23,500     3,401,625
 +General Instrument Corp                   65,466     5,564,610
 Lucent Technologies Inc                 1,176,833    88,041,819
 Motorola Inc                              229,918    33,855,426
 Nortel Networks Corp                      502,367    50,739,067
 +Qualcom Inc                              245,196    43,185,146
 Scientific-Atlanta Inc                     28,973     1,611,623
 +Tellabs Inc                              148,663     9,542,306
                                                   -------------
Total Telecommunication Equipment
(Cost $85,508,910)                                   240,172,672
                                                   -------------
Telecommunications--0.9%
 +Global Crossing Ltd                      283,449    14,172,450
 +Nextel Communications Class A            133,682    13,785,956
 Sprint Corp (pcs Group)+                  164,107    16,820,957
                                                   -------------
Total Telecommunications
 (Cost $15,127,390)                                   44,779,363
                                                   -------------
Telephone--6.7%
 Alltel Corp                               114,284     9,449,858
 AT & T Corp                             1,208,638    61,338,379
 Bell Atlantic Corp                        587,785    36,185,514
 Bellsouth Corp                            713,419    33,396,927
 Centurytel Inc                             52,469     2,485,719
 GTE Corp                                  368,665    26,013,924
 +MCI Worldcom Inc                       1,063,259    56,419,154

------------------------------------------------------------------------------
                                                         Shares/
                                                       Principal         Value

------------------------------------------------------------------------------
 SBC Communication Inc                                 1,290,288 $  62,901,540
 Sprint Corp                                             328,630    22,120,907
 U.S. West Inc                                           191,430    13,782,960
                                                                 -------------
Total Telephone
 (Cost $209,737,582)                                               324,094,882
                                                                 -------------
Textiles--0.5%
 Springs Industries Inc Class A                            7,142       285,234
                                                                 -------------
Total Textiles
 (Cost $288,318)                                                       285,234
                                                                 -------------
Tobacco--0.5%
 Philip Morris Co Inc                                    899,120    20,848,345
 UST Inc                                                  67,406     1,697,789
                                                                 -------------
Total Tobacco
 (Cost $33,540,360)                                                 22,546,134
                                                                 -------------
Toys/Games/Hobbies--0.1%
 Hasbro Inc                                               75,412     1,437,541
 Mattel Inc                                              159,572     2,094,383
                                                                 -------------
Total Toys/Games/Hobbies
 (Cost $5,755,424)                                                   3,531,924
                                                                 -------------
Transportation--0.5%
 Burlington Northern Santa Fe                            177,184     4,296,712
 CSX Corp                                                 83,427     2,617,522
 +FDX Corp                                               113,457     4,644,646
 Kansas City Southern Industries                          41,791     3,118,653
 Norfolk Southern Corp                                   145,750     2,987,875
 Union Pacific Corp                                       94,580     4,126,053
                                                                 -------------
Total Transportation
 (Cost $23,262,453)                                                 21,791,461
                                                                 -------------
Trucking & Leasing--0.0%
 Ryder System Inc                                         26,060       636,841
                                                                 -------------
Total Trucking & Leasing
 (Cost $724,416)                                                       636,841
                                                                 -------------
TOTAL COMMON STOCKS
 (Cost $2,955,509,045)                                           4,647,088,660
                                                                 -------------
------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--4.7%
------------------------------------------------------------------------------
Cash Equivalents--1.0%
 ++Golden Prime
 5.40%, 01/03/00                                    $ 44,072,532 $  44,072,532
 ++Investors Bank & Trust Depository Receipt 5.53%,
 01/03/00                                              5,100,000     5,100,000
                                                                 -------------
                                                                    49,172,532
                                                                 -------------
Repurchase Agreements--3.3%
 Morgan Stanley Triparty Repurchase Agreement dated
 12/31/99, due 1/03/00 with a maturity value of
 $160,491,184 and an effective yield of 2.40%,
 collateralized by a U.S. Treasury Note with a rate
 of 6.25% a maturity of 4/30/01 and market value of
 $163,671,231.                                      $160,459,092 $ 160,459,092
                                                                 -------------

December 31, 1999

-----------------------------------------------------
                              Shares/
MIP--S&P 500 Index          Principal          Value

-----------------------------------------------------
SHORT-TERM INSTRUMENTS--(Continued)
-----------------------------------------------------
U.S. Treasury Bills--0.3%
 +++U.S. Treasury Bills
 5.04%, 03/23/00         $ 15,750,000 $   15,572,534
                                      --------------
TOTAL SHORT TERM INSTRUMENTS
(Cost $225,192,218)                      225,204,158
                                      --------------
TOTAL INVESTMENTS IN SECURITIES--
100.9%
(Cost $3,180,701,263)** (Notes 1 and
3)                                     4,872,292,818
Other Assets and Liabilities, Net--
(0.9)%                                   (44,767,792)
                                      --------------
TOTAL NET ASSETS--100.0%              $4,827,525,026
                                      ==============

Notes to the Schedule of Investments:
  * Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.
 ** The aggregate identified cost for federal income tax purposes is $3,183,525,561. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

   Gross Unrealized Appreciation  $1,830,907,457
   Gross Unrealized Depreciation  $ (142,140,200)
                                  --------------
   Net Unrealized Appreciation    $1,688,767,257
                                  ==============

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--97.0%
------------------------------------------------------------

Advertising--1.2%
 *24/7 Media Inc                          1,092 $     61,425
 *AdForce Inc.                            1,000       71,375
 *Catalina Marketing Corporation            917      106,143
 *Cybergold Inc.                          1,400       24,763
 *Cyrk International Inc.                   691        8,206
 *Digital Impact Inc                      1,403       70,325
 *DoubleClick Inc                         2,222      562,305
 *e4L Inc                                 1,439        3,598
 *Flycast Communications Corporation        800      103,950
 *FreeShop.com Inc                          600       28,800
 *GenesisIntermedia.com Inc                 400        2,325
 *Getty Images Inc                        1,766       86,313
 Grey Advertising Inc                        55       22,000
 *Ha-Lo Industries Inc                    2,304       17,280
 *Healthworld Corporationoration          1,000       20,750
 *K2 Design Inc                             400        2,550
 *Lamar Advertising Company               2,276      137,840
 *Leapnet Inc                               600        3,563
 *Lifeminders.com Inc                     1,000       57,750
 *Mediaplex Inc                           1,500       94,125
 *Modem Media Poppe Tyson Inc               200       14,075
 *MyPoints.com Inc                        1,200       88,800
 *Obie Media Corporation                    220        2,558
 Penton Media Inc                         1,619       38,856
 *Princeton Video Image Inc                 200        1,600
 *RH Donnelley Corporation                1,530       28,879
 *Snyder Communications Inc               3,586       69,031
 The Ackerly Group Inc                    1,120       20,300
 *theglobe.com Inc                          922        7,722
 *TMP Worldwide Inc                       1,805      256,310
 True North Communications Inc            2,515      112,389
 *Ventiv Health Inc                       1,095       10,060
 *Yesmail.com Inc                         1,300       43,956
 Young & Rubicam Inc                      3,562      252,012
                                                ------------
                                                   2,431,934
                                                ------------
Aerospace & Defense--0.2%
 AAR Corporation                          1,340       24,036
 *BE Aerospace Inc                        1,087        9,172
 Cordant Technologies Inc                 1,933       63,789
 *Ducommun Inc                              413        4,491
 *Edac Technologies Corporation             300          450
 *First Aviation Services Inc             2,400       11,850
 GenCorp Inc                              2,357       23,275
 *Hawker Pacific Aerospace                3,200       23,200
 HEICO Corporation Class A                  252        5,324
 HEICO Corporation                          309        6,740
 *Hi-Shear Technology Corporation           300          788
 *Kellstrom Industries Inc                  433        3,951
 *Kreisler Manufacturing Corporation      2,500       10,625
 *LMI Aerospace Inc                         376        1,128
 Newport News Shipbuilding                1,578       43,395
 *Orbital Sciences Corporation            1,847       34,285
 *Precision Standard Inc                    700        6,913
 Primex Technologies Inc                    376        7,802

--------------------------------------------------------------------

                                                 Shares        Value
--------------------------------------------------------------------

 *Sequa Corporation                                 564 $     30,421
 *Simula Inc                                        443        2,409
 Stewart & Stevenson Services                     1,132       13,407
 *The Fairchild Corporation Class A               1,431       12,968
 Transtechnology Corporation                        232        2,567
 Venturian Corporation                              440        2,640
                                                        ------------
                                                             345,626
                                                        ------------
Airlines--0.5%
 Airborne Freight Corporation                     2,660       58,520
 *Airnet Systems Inc                                519        3,698
 *AirTran Holdings Inc                            2,893       13,109
 *Alaska Air Group Inc                            1,272       44,679
 *American West Holdings Corporation Class B      2,024       41,998
 *Atlantic Coast Airlines Holdings                  859       20,401
 *Atlas Air Inc                                   1,604       44,010
 Comair Holdings Inc                              4,600      107,525
 *Continental Airlines Class B                    3,664      162,590
 *Frontier Airlines Inc                             735        8,361
 *Kitty Hawk Inc                                    824        5,665
 *Mesa Air Group Inc                              1,546        7,344
 *Mesaba Holdings Inc                               887       10,145
 *Midway Airlines Corporation                       517        3,199
 *Midwest Express Holdings Inc                      630       20,081
 *Northwest Airlines Corporation Class A          4,535      100,904
 *Offshore Logistics Inc                            991        9,291
 Petroleum Helicopters NV                           245        2,389
 SkyWest Inc                                      1,084       30,352
 *Trans World Airlines Inc                        3,081        8,665
 *UAL Corporation                                 2,676      207,557
 *Vanguard Airlines Inc                           1,100        3,609
                                                        ------------
                                                             914,092
                                                        ------------
Automotive--0.9%
 *Aftermarket Technology Inc                        845       10,087
 *Alltrista Corporation                             348        7,700
 *American Axle & Manufacturing Holdings Inc      1,700       20,613
 AO Smith Corporation Class B                     1,042       22,794
 Arvin Industries Inc                             1,397       39,640
 Autocam Corporation                                273        4,931
 *AutoNation Inc                                 24,098      222,907
 Bandag Inc                                       1,181       29,525
 Borg-Warner Automotive Inc                       1,345       54,473
 *Breed Technologies Inc                          2,359          330
 *Cannondale Corporation                            274        1,790
 Clarcor Inc                                      1,091       19,638
 Coachmen Industries Inc                            741       11,208
 Collins Industries Inc                             400        2,000
 *Copart Inc                                      1,291       56,159
 *Delco Remy International Inc                      869        7,169
 *Dura Automotive Systems Inc                       622       10,846
 *Excelsior-Henderson Motorcycle                    482          346
 Exide Corporation                                  955        7,938
 *Featherlite Inc                                   400        2,250
 *FinishMaster Inc                                  300        2,381
 *Group 1 Automotive Inc                            917       12,781
 Harley-Davidson Inc                              7,736      495,588
 Hastings Manufacturing Company                     100          800
 *Hayes Lemmerz International Inc                 1,550       27,028

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 Hertz Corporation Class A                   2,020 $    101,253
 *Holiday RV Superstores Inc                   400        2,250
 *Hometown Auto Retailers
 Inc--Class A                                  400        1,425
 Huffy Corporation                             434        2,279
 *Impco Technologies Inc                       365        5,087
 JLG Industries Inc                          2,072       33,023
 *Keystone Automotive Industries Inc           786        4,618
 *Lear Corporation                           3,283      105,056
 *Lithia Motors Inc Class A                    425        7,597
 *Lund International Holdings Inc              200        1,175
 Mascotech Inc                               2,262       28,699
 *McLaren Automotive Group Inc                 593        1,334
 Meritor Automotive Inc                      3,488       67,580
 *Miller Industries Inc--TN                  1,720        4,945
 Modine Manufacturing Company                1,524       38,100
 *Monaco Coach Corporation                     835       21,345
 *Motorcar Parts & Accessories                 487          533
 *National R V Holdings Inc                    576       11,088
 *Noble International Ltd                      300        4,313
 Oshkosh Truck Corporation                     607       17,793
 *R & B Inc                                    461        2,132
 *Raytech Corporation--DEL                     300        1,013
 Regal-Beloit Corporation                    1,035       21,347
 *Rush Enterprises Inc                         397        5,757
 *Safety Components International Inc          400          350
 Simpson Industries Inc                        772        8,685
 *Smart Choice Automotive Group Inc          2,000          660
 *Sonic Automotive Inc                       1,012        9,867
 Spartan Motors Inc                            562        2,459
 *Standard Automotive Corporation              200        1,800
 Standard Motor Products Inc                   584        9,417
 *Starcraft Corporation                      2,200       15,675
 *Strattec Security Corporation                206        6,669
 Superior Industries International Inc       1,324       35,500
 *Supreme Industries Inc                       489        3,026
 *TBC Corporation                              882        5,513
 Tenneco Automotive Inc                      2,400       22,350
 *The Coast Distribution System Inc--DE        300          750
 *The Colonel's International Inc            1,089        7,351
 *The Kroll-O'Gara Company                   1,019       16,814
 Titan International Inc                       771        5,012
 *Transportation Components Inc              1,093        3,142
 *Ugly Duckling Corporation                    719        4,943
 *United Auto Group Inc                      1,064        9,510
 Wabash National Corporation                 1,027       15,405
 Winnebago Industries Inc                    1,020       20,464
 Wynn's International Inc                      841       11,879
                                                   ------------
                                                      1,777,905
                                                   ------------
Banking--4.7%
 1st Source Corporation                        847       21,175
 1st State Bancorp Inc                         200        3,825
 Abington Bancorp Inc                          200        2,113

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *ACE Cash Express Inc                            366 $      6,771
 Alabama National BanCorp--DE                     387        7,305
 Allegiant Bacorp Inc                             285        2,779
 Alliance Bancorp                                 422        7,807
 AMB Financial Corporation                        400        5,300
 Ambanc Holding Company Inc                       246        3,629
 Amcore Financial Inc                           1,295       31,080
 Ameriana Bancorp                                 156        2,262
 American Bancorp                                 140        2,293
 *American Bancshares Inc                         223        2,676
 American Bank Conn Waterbury                     167        4,008
 American National Bankshares Inc                 600       10,050
 ANB Corporation                                  468       18,603
 Anchor Bancorp Wisconsin Inc                   1,023       15,473
 Anchor Financial Corporation                     539       14,823
 Andover Bancorp Inc                              239        6,692
 Area Bancshares Corporation                      700       17,150
 Arrow Financial Corporation                      287        5,579
 ASB Financial Corporation                        400        3,900
 Associated Banc Corporation                    3,031      103,812
 Astoria Financial Corporation                  2,546       77,494
 Atlantic Financial Corporation                   186        2,720
 BancFirst Corporation                            415       14,084
 BancFirst Ohio Corporation                       292        6,716
 Banco Santander Puerto Rico                    1,700       26,244
 Bancorp Connecticut Inc                          229        3,550
 BancorpSouth Inc                               2,798       45,642
 Bancwest Corporation                           5,412      105,534
 Bank of Granite Corporation                      512       11,008
 Bank of South Carolina Corporation               400        5,700
 Bank of the Ozarks                               169        3,296
 *Bank Plus Corporation                           868        2,496
 Bank Santa Clara California                      102        3,366
 Bank United Corporation Class A                1,467       39,976
 BankAtlantic Bancorp Inc Class A               1,133        4,673
 *Bankfirst Corporation                           419        3,614
 Banknorth Group Inc                            1,035       27,686
 *Bankunited Financial Corporation Class A        657        5,215
 Bar Harbor Bankshares                            163        2,893
 Bay State Bancorp Inc                            113        2,204
 Bay View Capital Corporation                   1,442       20,452
 BCSB Bankcorp Inc                                273        1,809
 Belmont Bancorp                                  893        5,693
 Berkshire Bancorp Inc                             95        3,325
 Big Foot Financial Corporation                   400        5,000
 *BOK Financial Corporation                     2,321       46,891
 Borel Bank & Trust San Mateo                     129        2,338
 *Boston Private Financial Holdings Inc         1,300       11,050
 Bostonfed Bancorp Inc                            192        3,048
 Brenton Banks Inc                                924        9,356
 Brodge View Bancorp                              124        1,951
 Brookline Bancorp Inc                          1,301       12,685
 Bryn Mawr Bank Corporation                       458       10,935
 BSB Bancorp Inc                                  706       13,591
 BT Financial Corporation                         783       17,233
 *BWC Financial Corporation                       200        3,875
 California Independent Bancorp                   367        6,285

December 31, 1999

---------------------------------------------------------------------
MIP Extended Index Portfolio                      Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------

 Camco Financial Corporation                         257 $      2,634
 Camden National Corporation                         802       13,434
 *Capital Bank Corporation                           200        1,550
 Capital City Bank Group Inc                         326        7,009
 *Capital Corporation of The West                    300        2,925
 *Capital Crossing Bank                              181        2,263
 Capitol Bancorp Ltd                                 732        7,595
 Carolina First Corporation                        1,101       20,093
 Carolina Southern Bank                              160        2,075
 Cascade Bancorp                                     751        9,388
 *Cascade Financial Corporation                      250        2,641
 Cathay Bancorp Inc                                  401       16,441
 Cavalry Bancorp Inc                                 274        4,521
 CB Bancshares Inc-Hawaii                            131        3,856
 CCB Financial Corporation                         2,077       90,481
 CCBT Financial Companies Inc                        334        5,135
 Cenit Bancorp Inc                                   178        3,082
 *Centennial Bancorp                                 652        7,009
 Center Bancorp Inc                                  210        3,170
 *Central Coast Bancorp                              338        5,577
 Centura Banks Inc                                 1,550       68,394
 Century Bancorp Inc Class A                         161        2,616
 Century South Banks Inc                             493       11,031
 CFS Bancorp Inc                                     846        7,878
 Charter One Financial Inc                        10,539      201,558
 Chemical Financial Corporation                      603       19,221
 Chester Valley Bancorp                              697       10,978
 Chittenden Corporation                            1,549       45,889
 Citizens Banking Corporation-MI                   2,343       52,425
 Citizens Financial Services Inc                     225        3,769
 Citizens First Financial Corporation                722        8,664
 City Holding Company                                752       10,528
 City National Corporation                         2,453       80,796
 *Civic Bacorp                                       207        3,209
 CKF Bancorp Inc                                     400        5,400
 CNB Financial Corporation-NY                        780       12,090
 CNBT Bancshares Inc                                 319        3,429
 CNY Financial Corporation                           239        4,302
 Coast Bancorp                                       242        5,838
 Coastal Bancorp Inc                                 262        4,585
 Coastal Financial Corporation                       767        8,821
 Codorus Valley Bancorp Inc                          420        7,298
 Colonial BancGroup Inc                            5,491       56,969
 Colorado Business Bankshares                        946       12,062
 Columbia Bancorp                                    204        2,308
 *Columbia Banking System Inc                        388        5,093
 Comm Bancorp Inc                                     98        3,920
 Commerce Bancorp Inc-NJ                           1,319       53,337
 Commerce Bancshares Inc                           2,992      101,344
 Commercial Bank of New York                         237        2,637
 Commercial Bankshares Inc-FL                        173        3,638
 Commercial Federal Corporation                    2,908       51,799
 Commercial National Financial Corporation-PA        261        4,568
 Commonwealth Bancorp Inc                            542        9,011
 *Community Bancorp Inc                              420        2,258
 Community Bank Shares of Indiana Inc                200        3,275
 Community Bank System Inc                           269        6,221

-----------------------------------------------------------

                                        Shares        Value
-----------------------------------------------------------

 Community Banks Inc                       252 $      5,765
 Community Bankshares Inc-VA               161        3,542
 Community Bankshares Inc                  582        7,566
 *Community Capital Corporation            300        2,550
 Community Financial Corporation-VA        400        4,150
 Community First Banking Company           123        2,137
 Community First Bankshares Inc          2,411       37,973
 Community Savings Bankshares              844       10,603
 Community Trust Bancorp Inc               408        8,160
 Community West Bancshares                 400        2,850
 Compass Bancshares Inc                  5,559      124,024
 *Cooperative Bankshares Inc               400        4,400
 Cornerstone Bancorp Inc                   100        1,125
 Corus Bankshares Inc                      651       15,624
 CoVest Bancshares Inc                     200        2,663
 CPB Inc                                   367       10,460
 Cullen-Frost Bankers Inc                2,688       69,216
 CVB Financial Corporation                 973       22,501
 Delphos Citizens Bancorp Inc              400        6,700
 Desert Community Bank                     354        7,523
 Dime Bancorp Inc                        5,391       81,539
 Dime Community Bancshares                 427        7,900
 Downey Financial Corporation            1,258       25,396
 Drovers Bancshares Corporation-PA         272        5,576
 Eagle Bacshares Inc                       211        3,033
 East Texas Financial Services Inc         400        3,700
 East West Bancorp Inc                   1,200       13,725
 Eastern Virginia Bankshares               690       13,110
 EFC Bancorp Inc                           335        3,350
 Elmira Savings Bank FSB                   342        7,439
 *Equitable Federal Savings Bank           400        6,800
 ESB Financial Corporation                 800        9,500
 F&M Bancorp-Frederick MD                  406        8,222
 F&M National Corporation                1,008       27,783
 Farmers Capital Bank Corporation          278        8,375
 FCNB Corporation                          688       10,492
 FFD Financial Corporation                 400        4,400
 FFLC Bancorp Inc                          164        2,501
 FFW Corporation                           400        5,100
 FFY Financial Corporation                 288        3,528
 Fidelity Bancorp Inc-PA                   400        5,300
 Fidelity Bancorp Inc                      107        1,792
 Fidelity Bankshares Inc                   750       10,594
 Fidelity Financial of Ohio Inc            500        8,938
 Fidelity National Corporation             363        2,745
 Finger Lakes Financial Corporation        200        1,500
 *First BanCorp                          1,333       27,660
 First Bancorp North Carolina              652       10,758
 First Banking Co-S/E Georgia              573       11,102
 First Banks America Inc                   198        3,589
 First Bankshares Inc                      400        3,800
 First Bell Bancorp Inc                    229        3,492
 First Busey Corporation Class A           606       13,711
 First Charter Corporation                 808       12,019
 *First Citizens BancShares Inc            509       35,503

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 First Commerce Bancshares Inc Class A           583 $     12,535
 First Commonwealth Financial Corporation      2,868       34,416
 First Community Financial Corporation           200        3,400
 First Defiance Financial Corporation            301        3,161
 *First Essex Bancorp Inc                        278        3,996
 First Fed Financial of Kentucky                 552       12,282
 First Federal Bancorp                           600        3,825
 First Federal Bancorp Inc-OH                    600        4,425
 First Federal Bancshares of Arkansas            204        3,226
 First Federal Bankshares Inc                    529        4,563
 First Federal Capital Corporation               681        9,960
 First Federal of East Hartford                  138        4,140
 First Financial Bancorp                       2,211       47,258
 First Financial Bankshares Inc                  426       13,100
 First Financial Corporation-IN                  322       13,363
 First Financial Corporation                     400        5,150
 First Financial Holdings Inc                    501        8,016
 First Franklin Corporation                      400        5,400
 First Georgia Holding Inc                       900        4,331
 First Independence Corporation                  400        4,000
 First Indiana Corporation                       468       10,179
 First International Bancorp Inc                 555        4,440
 First Keystone Financial Inc                    400        3,900
 First Mariner Bancorp                           400        3,300
 First Merchants Corporation                     771       20,239
 First Midwest Bancorp Inc-IL                  1,948       51,622
 First Midwest Financial Inc                     400        4,500
 First Mutual Bancshares Inc                     220        2,640
 First Northern Capital Corporation              324        3,119
 *First Oak Brook Bancshares Class A             164        3,034
 First of Long Island Corporation                314        9,224
 First Place Financial Corporation               700        7,438
 First Republic Bank                             324        7,614
 First Savings Bancorp Inc                       166        3,071
 First Security Corporation                    9,977      254,726
 First Security Financial Inc                    400        4,325
 First Sentinel Bancorp Inc                    1,930       15,078
 First Southern Bancshares                       400        4,700
 First State Bancorp                             228        3,135
 First Tennessee National Corporation          6,737      192,005
 First United Bancshares Inc-Ak                1,131       15,127
 First United Corporation                        727       10,360
 First Virginia Banks Inc                      2,440      104,920
 First Washington Bancorp Inc                    421        6,210
 *First West Virgina Bancorp Inc                 240        3,960
 Firstfed America Bancorp Inc                    289        3,324
 Firstfed Financial Corporation                  945       13,289
 Firstmerit Corporation                        4,390      100,970
 Firstspartan Financial Corporation              146        2,628
 *Flag Financial Corporation                   1,000        7,000
 Flagstar Bancorp Inc                            611       10,540

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 Florida Banks Inc                           400 $      2,413
 FloridaFirst Bancorp                        400        3,500
 Flushing Financial Corporation              414        6,132
 FMS Financial Corporation                 1,000        9,250
 FNB Corporation-NC                          534        8,544
 FNB Corporation                             794       17,667
 FNB Financial Services Corporation          153        1,607
 Foothill Independent Bancorp                820       10,660
 Frontier Financial Corporation              704       14,080
 FSF Financial Corporation                   400        4,900
 FVNB Corporation                            406       14,210
 Ga Financial Inc                            263        3,485
 Gaston Federal Bancorp Inc                  201        2,286
 GBC Bancorp                                 633       12,225
 German American Bancorp                     334        5,762
 GFSB Bancorp Inc                            400        5,400
 Glacier Bancorp Inc                         338        5,450
 Gold Banc Corporation Inc                 1,010        9,090
 *Golden State Bancorp                     6,156      106,191
 Grand Premier Financial Inc                 810       11,998
 Granite State Bankshares Inc                218        4,333
 Great Southern Bancorp Inc                  289        6,358
 Greater Bay Bancorp                         429       18,393
 Greater Community Bancorp                   410        3,741
 Greater Delaware Valley Savings Bank        200        1,700
 Greenpoint Financial Corporation          5,280      125,730
 GS Financial Corporation                    400        4,900
 Guaranty Bancshares Inc                     300        2,813
 Guaranty Federal Bancshares Inc             400        4,050
 Guaranty Financial Corporation              400        3,300
 *Gulf West Banks Inc                        410        3,588
 Habersham Bancorp                           400        5,100
 Hallmark Capital Corporation                200        1,800
 *Hamilton Bancorp Inc                       370        6,568
 Hancock Holding Company                     468       18,135
 Harbor Florida Bancshares Inc             1,383       17,893
 Hardin Bancorp Inc                          200        3,000
 Harleysville National Corporation           481       15,633
 Harleysville Savings Bank                   506        6,768
 Harrington Financial Group Inc              600        4,313
 Harris Financial Inc                      1,507       11,303
 Haven Bancorp Inc                           326        5,033
 *Hawthorne Financial Corporation            700        8,750
 *Heritage Bancorp Inc-SC                    170        2,635
 Heritage Bancorp Inc                        800        2,950
 *Heritage Commerce Corporation              365        5,840
 Heritage Financial Corporation              443        3,821
 HF Financial Corporation                    212        2,491
 Highland Bancorp Inc                        282        5,358
 Hingham Institution for Savings             400        5,800
 HMN Financial Inc                           241        2,711
 Home Bancorp                                 97        1,685
 Home City Financial Corporation             400        5,000
 Home Federal Bancorp                        189        4,253
 Home Financial Bancorp                      600        4,050
 Hopfed Bancorp Inc                          180        2,858

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 Horizon Financial Corporation                   276 $      2,622
 Hudson City Bancorp Inc                       3,000       40,313
 Hudson River Bancorp Inc                        658        6,662
 Hudson United Bancorp                         2,438       62,321
 *Imperial Bancorp                             2,241       54,064
 Independence Community Bank Corporation       3,455       43,188
 Independence Federal Savings Bank               400        4,800
 Independent Bank Corporation-MA                 548        6,850
 Independent Bank Corporation-MI                 978       14,303
 Indiana United Bancorp                          576       10,800
 Industrial Bancorp Inc                          180        2,678
 Interchange Financial Service-NJ                636       10,415
 International Bancshares Corporation            790       34,958
 InterWest Bancorp Inc                           707       13,610
 Investors Financial Services Corporation        600       27,600
 Iroquois Bancorp Inc                            200        2,950
 Irwin Financial Corporation                     969       17,260
 ISB Financial Corporation                       253        3,479
 *ITLA Capital Corporation                       700        8,794
 Jacksonville Savings Bank                       400        3,250
 James River Bankshares Inc                      200        2,325
 Jefferson Savings Bancorp Inc                 1,071       11,312
 JSB Financial Inc                               428       22,203
 Kankakee Bancorp Inc                            382        7,545
 Keystone Financial Inc                        2,401       50,571
 Klamath First Bancorp Inc                       365        4,334
 Lake Ariel Bancorp Inc                          215        3,171
 Lakeland Financial Corporation                  313        4,675
 Lamar Capital Corporation                       400        4,450
 Leeds Federal Bankshares Inc                    232        2,262
 Letchworth Independent Bcshs                    151        2,888
 Lexington B & L Financial Corporation           400        5,200
 Logansport Financial Corporation                400        4,000
 LSB Bancshares Inc                              321        5,056
 M & T Bank Corporation                          351      145,402
 MAF Bancorp Inc                               1,136       23,785
 Mahaska Investment Company                    1,062       13,275
 Main Street Bancorp Inc                         383        3,782
 Marathon Financial Corporation                  400        2,475
 Marshall & Ilsley Corporation                 5,245      329,452
 Massbank Corporation                            330        9,735
 MECH Financial Inc                              192        6,636
 Medford Bancorp Inc                             321        5,337
 Mercantile Bankshares                         3,294      105,202
 Merchants Bancorp Inc-DE                        191        5,420
 Merchants Bancshares Inc                        462        9,875
 Merchants New York Bancorp Inc                  868       14,865
 Merrill Merchants Bancshares Inc                300        2,775
 Metrocorp Bancshares Inc                        513        4,232

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Metropoitan Financial Corporation             1,200 $      5,400
 Metrowest Bank-MA                                637        3,782
 MFB Corporation                                  400        6,675
 Michigan Financial Corporation                   238        6,560
 Mid Coast Bancorp                                630        4,390
 Mid Penn Bancorp Inc                             229        5,124
 MidAmerica Bancorp                               470       13,395
 Mid-State Bancshares                             450       14,344
 Midwest Banc Holdings Inc                        415        5,706
 Mississippi Valley Bancshares Inc                424       11,448
 MNB Bancshares Inc                               420        3,465
 Monterey Bay Bancorp Inc                         167        1,691
 Montgomery Financial Corporation                 200        1,625
 National Bancorp of Alaska Inc                 1,476       41,420
 *National Bancshares Corporation of Texas        188        2,750
 National City Bancorp                            326        5,461
 National City Bancshares Inc-IN                  797       20,025
 National Commerce Banorp                       5,374      121,923
 National Penn Bancshares Inc                     798       20,050
 NBT Bancorp Inc                                  586        9,083
 *Net.B@nk Inc                                  1,378       25,493
 Newsouth Bancorp Inc                             182        3,367
 Niagara Bancorp Inc                            1,331       13,643
 North Central Bancshares Inc                     138        2,070
 *North County Bancorp                            200        4,175
 North Fork Bancorp Inc                         6,684      116,970
 Northeast Bancorp                                716        5,818
 Northeast Indiana Bancorp Inc                    440        5,445
 *Northern Bank of Commerce                       300        1,088
 Northern States Financial Corporation            464       10,440
 Northway Financial Inc                           309        8,034
 Northwest Bancorp Inc                          2,096       14,541
 Northwest Equity Corporation                     400        8,900
 Norwood Financial Corporation                    200        4,150
 NS & L Bancorp                                   480        4,980
 NSD Bancorp Inc                                  528        9,240
 Nutmeg Federal Savings & Loan                    210        1,680
 Oak Hill Financial Inc                           196        2,867
 OceanFirst Financial Corporation                 544        9,418
 Ohio Valley Banc Corporation                     326       10,677
 Old National Bancorp                           2,336       75,774
 Old Second Bancorp Inc                           224        5,712
 One Valley Bancorp Inc                         1,653       50,623
 Oregon Trail Financial Corporation               200        2,013
 Oriental Financial Group Inc                     605       13,348
 Ottawa Financial Corporation                     623       11,292
 Pab Bankshares Inc                               471        6,270
 Pacific Bank Na                                  598       16,557
 Pacific Capital Bancorp                        1,080       33,210
 Pacific Century Financial Corporation          3,988       74,526
 Pamrapo Bancorp Inc                              127        2,826
 Park National Corporation                        536       51,456
 Parkvale Financial Corporation                   633       10,168
 Pathfinder Bancorp Inc                           400        3,550

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 Patriot Bank Corporation                        228 $      2,451
 *PBOC Holdings Inc                              806        7,607
 Peekskill Financial Corporation                 400        5,100
 Pennfed Financial Services Inc                  339        5,127
 *Pennsylvania Commerce Bancorp Inc              255        5,100
 Peoples Bancorp-Auburn                          145        2,266
 Peoples Bancorp Inc                             232        4,988
 People's Bancshares Inc                         200        3,500
 Peoples Banctrust Company Inc                   689        9,474
 Peoples Bank-Catawba NC                         465        6,859
 People's Bank                                 3,291       69,522
 Peoples Financial Corporation--OH               200        1,550
 Peoples Holding Company                         215        6,208
 Permanent Bancorp Inc                           200        3,475
 PFF Bancorp Inc                                 569       11,024
 PHS Bancorp Inc                                 400        3,300
 Piedmont Bancorp Inc                            400        4,525
 Pinnacle Bancshares Inc                         800        6,500
 Pittsburgh Home Financial Corporation           400        4,750
 Popular Inc                                   7,068      197,462
 Premier Bancshares Inc                        1,213       16,527
 Premier Financial Bancorp                       234        2,106
 Premier National Bancorp Inc                    577       10,638
 Prime Bancshares Inc                            379        9,096
 Princeton National Bancorp                      171        1,902
 Progress Finl Corporation                       246        3,106
 Prosperity Bancshares Inc                       231        3,696
 Provident Bankshares Corporation              1,139       19,719
 Provident Financial Group                     2,118       75,983
 *Provident Financial Holdings Inc               200        3,300
 PVF Capital Corporation                         220        2,503
 *Quad City Holdings Inc                         200        2,700
 *Quaker City Bancorp Inc                        700       11,375
 Queens County Bancorp Inc                       951       25,796
 R&G Financial Corporation Class B               374        4,301
 Redwood Empire Bancorp                          151        2,888
 Reliance Bancorp Inc                            320       11,040
 Republic Bancorp Inc                          2,040       24,770
 *Republic Bancorp Inc Class A                   540        4,624
 *Republic Bancshares Inc                        454        5,675
 Republic First Bancorp Inc                      248        1,287
 Republic Security Financial Corporation       2,115       15,136
 Resource Bankshares Corporation                 200        1,725
 Richmond County Financial Corporation         1,600       28,900
 Riggs National Corporation                    1,371       18,080
 Riverview Bancorp                               259        2,509
 Roslyn Bancorp Inc                            3,452       63,862
 Royal Bancshares of Pennsylvania Class A        813       12,191
 S&T Bancorp Inc                               1,236       28,660
 Sandy Spring Bancorp Inc                        354        9,558
 Seacoast Banking Corporation of Florida         184        5,267
 Second Bancorp Inc                              573       12,821

---------------------------------------------------------------------

                                                  Shares        Value
---------------------------------------------------------------------

 Security Holding Bank Company                       420 $      2,363
 *Shoreline Financial Corporation                    422        7,807
 Silicon Valley Bancshares                         1,123       55,589
 *Simmons First National Corporation Class A         211        5,275
 Six Rivers National Bank                            200        2,650
 SJNB Financial Corporation                          110        3,355
 Sky Financial Group Inc                           3,886       78,204
 SNB Bancshares Inc                                  200        2,850
 Sound Federal Bancorp                               233        2,126
 South Alabama BanCorp                               840       10,238
 Southside Bankshares Corporation                    320        2,800
 *Southwest Bancorp Inc-OK                           440        8,800
 Southwest Bancorp of Texas Inc                    1,438       28,490
 Southwest Georgia Financial Corporation             134        1,943
 Sovereign Bancorp Inc                            10,732       79,987
 St Francis Capital Corporation                      340        6,333
 State Bancorp Inc                                   754       10,792
 State Financial Services Corporation Class A        371        4,452
 StateFed Financial Corporation                      200        1,800
 Staten Island Bancorp Inc                         1,992       35,856
 Statewide Financial Corporation                     200        5,050
 Sterling Bancorp-NY                                 318        5,088
 Sterling Bancshares Inc-TX                          995       11,132
 *Sterling Financial Corporation-PA                  296        9,176
 Sterling Financial Corporation-Spokane              360        4,140
 Suffolk Bancorp                                     224        5,908
 *Summit Bancshares Inc-TX                           640       11,840
 *Summit Financial Corporation                       210        2,520
 Sun Bancorp Inc                                     746        7,413
 Sun Bancorp Inc                                     252        4,851
 *Susquehanna Bancshares Inc                       1,704       27,051
 SVB Financial Services Inc                          315        2,796
 SY Bancorp Inc                                      242        5,294
 TCF Financial Corporation                         4,287      106,639
 Team Financial Inc                                  300        2,700
 *Telebanc Financial Corporation                   1,606       41,756
 Texas Regional Bancshares Class A                   644       18,676
 TF Financial Corporation                            129        1,709
 *The Banc Corporation                               390        2,974
 The Savannah Bancorp Inc                            336        6,620
 The Trust Company of New Jersey                     885       20,244
 Thistle Group Holdings Company                      402        2,814
 TIB Financial Corporation                           300        3,038
 Timberland Bancorp Inc                              267        3,004
 Tompkins County Trustco Inc                         179        5,169
 Triangle Bancorp Inc                              1,125       21,797
 Trico Bancshares                                    659       12,686
 Troy Financial Corporation                          700        7,131
 TrustCo Bank Corporation-NY                       2,496       33,072
 Trustmark Corporation                             3,456       74,682
 Twin City Bancorp Inc                               400        6,700
 *Ucbh Holdings Inc                                  344        7,074

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 UMB Financial Corporation                          998 $     37,663
 Union Bankshares Corporation                       776       11,349
 Union Community Bancorp                            300        3,300
 Unionbancal Corporation                          8,339      328,869
 United Bancorp Inc-Ohio                            131        2,063
 United Bankshares Inc                            2,124       50,711
 United Community Financial Corporation           1,435       14,260
 United National Bancorp-NJ                         584       12,958
 *United Panam Financial                            772        1,496
 *United Security Bancorp                           800       10,000
 Unity Bancorp Inc                                  300        1,800
 US Trust Corporation                             1,032       82,754
 USB Holding Company Inc                            583        9,292
 Usbancorp Inc-PA                                   503        5,910
 UST Corporation                                  2,312       73,406
 *Vail Banks Inc                                    359        3,545
 Valley National Bancorp                          3,044       85,232
 *VIB Corporation                                 1,307        9,966
 Virginia Capital Bancshares Inc                    700       11,288
 *Virginia Commerce Bancorp Inc                     440        5,830
 Vista Bancorp Inc                                  576        9,720
 VRB Bancorp                                        588        3,565
 W Holding Company Inc                            1,989       20,636
 Warren Bancorp Inc                                 354        2,655
 Warwick Community Bancorp                          243        2,643
 Washington Federal Inc                           2,707       53,463
 Washington Trust Bancorp Inc                       368        6,532
 Webster Financial Corporation                    2,569       60,521
 WesBanco Inc                                       935       24,310
 West Coast Bancorp-OR                              576        7,776
 Westamerica Bancorporation                       1,808       50,511
 Westcorp                                           976       14,152
 Westerfed Financial Corporation                    206        3,142
 Western Ohio Financial Corporation                  96        1,584
 Westwood Homestead Financial Corporation           300        3,225
 WHG Bancshares Corporation                         400        3,000
 Whitney Holding Corporation                      1,045       38,730
 Winton Financial Corporation                       300        3,938
 *Wintrust Financial Corporation                    300        4,575
 WSFS Financial Corporation                         437        5,517
 WVS Financial Corporation                          159        1,938
 Yardville National Bnacorp                         822        9,556
 York Financial Corporation                         370        4,158
 Zions Bancorp                                    4,298      254,388
                                                        ------------
                                                           9,499,648
                                                        ------------
Beverages, Food & Tobacco--1.4%
 *800-JR Cigar Inc                                  567        4,926
 *Agribrands International Inc                      477       21,942
 Alico Inc                                          759       12,713
 Amcon Distributing Company                         200        1,675
 *American Italian Pasta Company Class A            809       24,877
 *Aurora Foods Inc-DE                             3,197       29,772
 *Balance Bar Company                             1,618       22,045
 *Ben & Jerry's Homemade Inc Class A                267        6,642
 *Beringer Wine Estates Holdings Inc Class B        808       32,219

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 Bob Evans Farms Inc                       1,833 $     28,297
 *Boston Beer Company Inc Class A            604        4,341
 Bridgeford Food Corporation               1,119       10,840
 Brooke Group Ltd                            983       14,684
 *Bush Boake Allen Inc                       962       23,629
 *Cadiz Inc                                1,489       14,146
 Cagle's Inc Class A                         614        6,984
 *Canandaigua Brands Inc Class A             899       45,849
 *Celestial Seasonings Inc                   307        5,713
 *Chalone Wine Group Ltd                   1,120        9,730
 Chiquita Brands International Inc         2,926       13,899
 Coca-Cola Bottling Company                  474       22,456
 Corn Product International Inc            1,903       62,323
 Dean Foods Company                        1,960       77,910
 *Del Monte Foods Company                  2,596       31,963
 *Delicious Brands Inc                       191          269
 Dimon Inc                                 2,042        6,637
 Dole Food Company                         2,850       46,313
 Dreyer's Grand Ice Cream Inc              1,221       20,757
 Earthgrains Company                       2,023       32,621
 Farmer Brothers Company                      86       13,674
 Fleming Company Inc                       1,711       17,538
 Flowers Industries Inc                    4,966       79,146
 *Fresh America Corporation                  796        3,881
 *Fresh Del Monte Produce Inc              2,629       23,661
 *Gardenburger Inc                           319        2,113
 *Geerlings & Wade Inc                       200        1,388
 *General Cigar Holdings Inc               1,442       11,987
 Golden Enterprises                          544        1,360
 *Golden State Vintners Inc Class B          229        1,202
 *Green Mountain Coffee Inc                1,200        9,450
 *Gumtech International Inc                  270        4,320
 *Hansen Natural Corporation                 400        1,725
 *Hines Horticulture Inc                     814        6,868
 *Holt's Cigar Holdings Inc                2,346        8,504
 *Horizon Organic Holding Corporation        954        7,155
 Hormel Foods Corporation                  3,793      154,091
 IBP Inc                                   4,453       80,154
 Imperial Sugar Company                    1,185        3,925
 *International Home Foods Inc             3,565       61,942
 International Multifoods Corporation        838       11,104
 Interstate Bakeries Corporation           3,520       63,800
 *J & J Snack Foods Corporation              332        6,806
 JM Smucker Company                        1,503       29,309
 *Keebler Foods Company                    4,061      114,216
 Lancaster Colony Corporation              2,193       72,643
 Lance Inc                                 1,641       16,410
 *Marketing Specialists Corporation          266          998
 Maui Land & Pineapple Company               321        5,577
 McCormick & Company Inc                   3,552      105,672
 Michael Foods Inc                           948       23,345
 *Midwest Grain Products, Inc              1,057        7,795
 Morrison Management Specialists Inc         445        9,595
 *M&F Worldwide Corporation                1,561        7,903
 Nabisco Holdings Corporation Class A      2,499       79,031

December 31, 1999

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 Nash Finch Company                             418 $      2,665
 *National Beverage Corporation                 681        5,618
 Northland Cranberries Class A                  727        4,362
 *Odwalla Inc                                   100          594
 *Omega Protein Corporation                   2,495        7,797
 *PepsiAmericas Inc                             792        2,970
 *Performance Food Group Company                862       21,011
 Pilgrim's Pride Corporation Class B          1,234       10,258
 *Ralcorp Holdings Inc                        1,428       28,471
 *Rica Foods Inc                                336        3,990
 Riviana Foods Inc                              667       11,839
 RJ Reynolds Tobacco Holdings Inc             5,100       89,888
 Sanderson Farms Inc                          1,029        8,811
 Seaboard Corporation                            66       12,821
 *Seneca Foods Corporation Class A              400        4,600
 Smart & Final Inc                              830        6,018
 *Smithfield Foods Inc                        2,379       57,096
 *SonomaWest Holdings Inc                       400        2,400
 Standard Commercial Corporation                573        2,041
 *Suiza Foods Corporation                     1,866       73,940
 *Suprema Specialties Inc                       400        3,150
 *Sylvan Inc                                    985        8,373
 Tasty Baking                                   988        8,336
 *The Hain Food Group Inc                       595       13,313
 The Pepsi Bottling Group Inc                 8,000      132,500
 *The Robert Mondavi Corporation Class A        362       12,580
 Tootsie Roll Industries Inc                  1,697       55,895
 Tyson Food Inc                              11,442      185,933
 *United Natural Foods Inc                      813        9,756
 Universal Corporation                        1,706       38,918
 Universal Foods Corporation                  2,590       52,771
 *U.S. Foodservice Inc                        4,830       80,903
 Weider Nutrition International                 414        1,527
 Whitman Corporation                          7,213       96,925
 *WLR Foods Inc                               1,605        9,229
 *Yocream International Inc                     200          800
 *Zapata Corporation                            880        4,070
                                                    ------------
                                                       2,756,629
                                                    ------------
Building Materials--0.5%
 Amcol International Corporation              1,498       24,155
 Andersons Inc                                1,001        8,258
 Apogee Enterprises Inc                       1,219        6,171
 *Barnett Inc                                   697        7,231
 *Cameron Ashley Building Prods                 418        4,180
 *CapRock Communications Corporation          1,494       48,462
 Carbo Ceramics Inc                             838       18,331
 Centex Construction Products Inc               909       35,451
 Chemed Corporation                             462       13,225
 *Comfort Systems USA Inc                     1,859       13,710
 *Continental Materials Corporation             100        2,275
 Elcor Corporation                              970       29,221
 Florida Rock Industries Inc                    945       32,543

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Group Maintenance America Corporation      1,811 $     19,355
 *Integrated Electrical Services Inc         1,692       17,026
 *International Smart Sourcing Inc             200        1,400
 Johns Manville Corporation                  7,695      107,730
 Kennametal Inc                              1,536       51,648
 Lafarge Corporation                         3,501       96,715
 Lawson Products Inc                           398        9,204
 Martin Marietta Inc                         2,283       93,603
 Noland Company                                136        2,431
 *Plymouth Rubber Company Inc Class A          400        3,250
 Puerto Rican Cement Company Inc               198        6,732
 *Rock of Ages Corporation                     174          794
 *Schuff Steel Company                       1,700        6,800
 *Service Experts Inc                          779        4,528
 Southdown Inc                               2,122      109,548
 *Swiss Army Brands Inc                        353        2,515
 United States Lime & Minerals Inc             600        4,200
 USG Corporation                             2,723      128,321
 Watts Industries Inc                        1,201       17,715
 *Wickes Inc                                   500        2,688
 Wolohan Lumber Company                        262        3,177
                                                   ------------
                                                        932,593
                                                   ------------
Chemicals--1.1%
 A Schulman Inc                              1,588       25,904
 Aceto Corporation                             299        3,289
 *Advanced Technical Products Inc              200        2,788
 *AEP Industries Inc                           445       11,459
 *Airgas Inc                                 3,751       35,635
 Albemarle Corporation                       2,402       46,088
 *American Pacific Corporation                 367        3,120
 American Vanguard Corporation                 200        1,225
 *Applied Extrusion Technologies Inc           496        3,038
 Arch Chemicals Inc                          1,000       20,938
 *Atlantis Plastics Inc Class A                600        8,400
 Balchem Corporation--Class B                  200        1,600
 Brady Corporation Class A                   1,007       34,175
 *Brunswick Technologies Inc                 1,700        6,056
 Cabot Corporation                           3,477       70,844
 Calgon Carbon Corporation                   1,736       10,308
 Cambrex Corporation                         1,490       51,312
 *CFC International Inc                        800        4,900
 Chase Corporation                             100        1,088
 ChemFirst Inc                                 841       18,397
 Church & Dwight Company Inc                 2,224       59,353
 CK Witco Corporation                        6,006       80,330
 *Core Materials Corporation                   900        2,081
 CPAC Inc                                      303        2,462
 *Cytec Industries Inc                       2,135       49,372
 *Denali Inc                                   200          625
 *Detrex Corporation                           200          775
 *Eco Soil Systems Inc                         815        3,515
 Ethyl Corporation                           4,434       17,459
 Ferro Corporation                           1,885       41,470
 *Foamex International Inc                   1,022        8,495
 Fuller (H B) Company                          725       40,555

December 31, 1999

------------------------------------------------------------------------
MIP Extended Index Portfolio                         Shares        Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------

 Gentek Inc                                             933 $      9,738
 Geon Company                                         1,245       40,463
 Georgia Gulf Corporation                             1,579       48,061
 *Gundle/Slt Environmental Inc                          588        2,058
 Hanna (M A) Company                                  2,418       26,447
 Hawkins Chemical Inc                                   418        3,631
 *Home Products International Inc                       456        4,731
 IMC Global Inc                                       5,915       96,858
 *JLM Industries Inc                                    500        1,688
 *Landec Corporation                                    573        4,298
 Lesco Inc                                              309        5,253
 Lilly Industries Inc Class A                         1,138       15,292
 Liqui-Box Corporation                                  171        8,465
 Lubrizol Corporation                                 2,866       88,488
 Lyondell Chemical Company                            7,042       89,786
 MacDermid Inc                                        1,324       54,367
 *McWhorter Technologies Inc                            381        6,096
 Millennium Chemicals Inc                             3,774       74,537
 Minerals Technologies Inc                            1,185       47,474
 Mining Services International Corporation              200          600
 Mississippi Chemical Corporation                     1,177        7,283
 Myers Industries Inc                                 1,000       15,750
 *Nanophase Technologies Corporation                    900        4,388
 NL Industries Inc                                    2,732       41,151
 Northern Technologies International Corporation        100          738
 *NuCo2 Inc                                             322        4,709
 *OEA Inc                                               759        3,700
 Olin Corporation                                     2,793       55,336
 OM Group Inc                                         1,260       43,391
 Omnova Solutions Inc                                 2,357       18,267
 Penford Corporation                                    771       13,300
 Raven Industries Inc                                   210        3,071
 *Reunion Industries Inc                              1,900        3,325
 Rollins Inc                                          1,366       20,490
 RPM Inc                                              6,047       61,604
 Solutia Inc                                          5,427       83,779
 *Southwall Technologies Inc                            200          925
 Spartech Corporation                                 1,702       54,890
 *Spinnaker Industries Inc Class A                      159        1,868
 *Spinnaker Industries Inc                              168        1,995
 *Surmodics Inc                                         324        9,720
 *Synthetech Inc                                        635        2,381
 *Syntroleum Corporation                              1,092        8,873
 Terra Industries Inc                                 3,350        5,444
 The Dexter Corporation                               1,241       49,330
 The Flamemaster Corporation                            200        1,200
 *The Scotts Company Class A                            935       37,634
 *Triple S Plastics Inc                                 200        2,775
 Tuscarora Inc                                          350        4,244
 *Uniroyal Technology Corporation                       560       14,280
 *US Home & Garden Inc                                  881        2,478
 USEC Inc                                             5,274       36,918
 *U.S. Plastic Lumber Company                         1,954       15,021
 Valhi Inc                                            6,622       69,531
 *Valley National Gases Inc                             430        1,371
 Valspar Corporation                                  2,255       94,428
 *Vertex Pharmaceuticals Inc                          1,133       39,655

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Viskase Companies Inc                           664 $      1,868
 Vulcan International Corporation                 200        6,300
 Wellman Inc                                    1,400       26,075
 West Pharmaceutical Services Inc                 771       23,853
                                                      ------------
                                                         2,188,726
                                                      ------------
Commercial Services--4.8%
 Aaron Rents Inc Class A                          771       14,071
 ABM Industries Inc                             1,056       21,516
 *Access Worldwide Communications Inc             601        1,427
 *ACMAT Corporation Class A                       300        2,175
 *Acnielson Corporation                         2,755       67,842
 *Acsys Inc                                       645        1,088
 *Administaff Inc                                 535       16,184
 *ADVO Inc                                      1,002       23,798
 *Affymetrix Inc                                1,227      208,207
 *AHL Services Inc                                930       19,414
 *AHT Corporation                               3,000       14,063
 Airlease Ltd LP                                  206        2,292
 *Akamai Technologies Inc                         400      131,050
 *Alternative Resources Corporation               688        3,784
 *Ambassadors International Inc                   965       10,555
 American Business Products Inc--GA               698        8,158
 *Amtran Inc                                      737       14,279
 *Andover.Net Inc                                 500       24,944
 Angelica Corporation                             322        3,140
 *AnswerThink Consulting Group Inc              2,281       78,124
 *Apollo Group Inc Class A                      3,663       73,489
 *Applied Anlytical Industries Inc                732        6,680
 *Applied Graphics Technologies Inc             1,125        9,703
 *ASI Solutions Inc                               300        1,275
 *Atrix Laboratories Inc                        1,316        6,827
 *Aurora Biosciences Corporation                  626       16,589
 *AXENT Technologies Inc                        1,416       29,736
 *Barrett Business Services Inc                 1,000        6,625
 *Barringer Technologies Inc                      640        3,920
 *Berlitz International Inc                       351        6,033
 *Bestway Inc                                   1,400        7,000
 *Billing Concepts Corporation                  1,628       10,582
 *Bionova Holding Corporation                   2,500        3,750
 *Bioreliance Corporation                       1,449        8,287
 *Bio-Technology General Corporation            2,279       34,755
 *Blount International Inc                      1,465       23,351
 *Blue Rhino Corporation                          481        4,690
 Bowne & Company Inc                            1,646       22,221
 *Breakaway Solutions Inc                         800       58,400
 *Bright Horizons Family Solutions Inc            519        9,731
 *Brookdale Living Communities Inc                426        5,272
 *Building One Services Corporation             2,116       19,970
 *Burns International Services Corporation      1,052       11,375
 *Business Resource Group                         400        2,125
 *Butler International Inc                        900        9,900

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 Cadmus Communications Corporation                890 $      7,565
 *Caliber Learning Network Inc                    300          863
 *Capital Senior Living Corporation               727        3,680
 *Career Education Corporation                    319       12,242
 *Careerbuilder Inc                               700        4,506
 *Carriage Services Inc Class A                   507        3,010
 *Catalytica Inc                                1,261       17,102
 *CDI Corporation                                 862       20,796
 *Celgene Corporation                             805       56,350
 Central Parking Corporation                    1,822       34,846
 *Cephalon Inc                                  1,659       57,339
 *Cerner Corporation                            1,467       28,882
 *Charles River Associates Inc                    372       12,462
 *Childrens Comprehensive Service               1,470        8,269
 *Childtime Learning Centers Inc                  700        8,663
 *Choicepoint Inc                               1,610       66,614
 *Circle.com                                      821       10,109
 *Clintrials Inc                                  672        2,772
 *CMGI Inc                                      5,830    1,614,181
 *Coinmach Laundry Corporation                    467        4,962
 *Coinstar Inc                                    761       10,654
 *Collateral Therapeutics Inc                     387        7,401
 *Comarco Inc                                     197        4,630
 *Comforce Corporation                            719        2,067
 *Comps.com Inc                                 1,200        9,450
 *Computer Learning Center                        780        1,877
 *Concepts Direct Inc                             200        2,175
 *Concord EFS Inc                              10,426      268,470
 *Conrad Industries Inc                           300          975
 *Consolidated Graphics Inc                       726       10,845
 *Convergys Corporation                         7,723      237,482
 *COR Therapeutics Inc                            996       26,768
 *Corinthian Colleges Inc                         600       14,325
 *Cornell Corrections Inc                         427        3,576
 *Correctional Services Corporation             1,387        6,068
 *Corrpro Companies Inc                         1,200        7,050
 *CORT Business Services Corporation              482        8,405
 *CSS Industries Inc                              480       10,260
 *Cubist Pharmaceuticals Inc                      744       14,322
 *Cunningham Graphics International Inc           236        3,289
 *CuraGen Corporation                             700       48,825
 *CV Therapeutics Inc                             700       18,244
 *Data Transmission Network Corporation           424        7,314
 Delta & Pine Land Company                      2,014       34,993
 *DeVry Inc                                     3,501       65,206
 *Diamond Technology Partners Inc                 763       65,570
 *Digital Courier Technology Inc                  997        9,596
 *Dispatch Management Services Corporation      1,400        4,113
 *DualStar Technologies Corporation               400        3,050
 Duff & Phelps Credit Rating Company              171       15,208
 *Eagle USA Airfreight Inc                      1,407       60,677

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 *Earl Scheib Inc                             1,000 $      2,938
 *eBenx Inc                                     710       32,134
 *Edison Schools Inc                          1,900       29,925
 *Education Management Corporation            1,305       18,270
 *Emisphere Technologies Inc                    505       15,182
 *Employee Solutions Inc                        800          550
 *EntreMed Inc                                  578       14,811
 *E-Stamp Corporation                         1,600       35,600
 *Exactis.com Inc                               600       14,588
 *Exponent Inc                                  300        1,988
 *First Consulting Group Inc                    994       15,407
 *flightserv.com                              1,100        9,763
 *Franklin Covey Company                      1,025        7,688
 *FTI Consulting Inc                            600        3,000
 *FYI Inc                                       606       20,604
 G & K Services Inc Class A                   1,016       32,893
 *Gaiam Inc                                     300        4,763
 Galileo International Inc                    4,894      146,514
 *Gartner Group Inc Class B                   4,600       63,538
 General Employment Enterprises Inc             230        1,064
 General Magnaplate Corporation                 300          881
 *Genome Therapeutics Corporation               820       13,223
 *Gilman & Ciocia Inc                           935        7,655
 *Global Vacation Group Inc                     595        1,711
 *GRC International Inc                         457        5,427
 *Griffin Land & Nurseries Inc                  800        9,200
 *GTS Duratek Inc                               630        4,961
 *Hagler Bailly Inc                             725        3,625
 *Hanover Direct Inc                         10,857       39,357
 *Harris Interactive Inc                      3,360       43,890
 *Headway Corporate Resources                   665        2,909
 *Health Risk Management Inc                    100          613
 *Healthcare Recoveries Inc                   2,124        7,700
 *Healthcare Services Group Inc               1,214        8,498
 Healthplan Services Corporation              1,713        5,996
 *Heidrick & Struggles International Inc        800       33,800
 *Hoover's Inc                                  200        1,750
 *Hotelworks.com Inc                            542        2,710
 *HotJobs.com Ltd                             1,700       74,269
 *ICOS Corporation                            2,416       70,668
 *ICT Group Inc                                 600        7,350
 *Incyte Pharmaceuticals Inc                  1,241       74,460
 *Innovative Valve Technologies Inc           1,300        2,072
 *Intelli-Check Inc                             400        4,450
 *Interim Services Inc                        3,324       82,269
 *International Total Services Inc            2,500        2,813
 *Isis Pharmaceuticals Inc                    1,208        7,550
 *IT Group Inc                                1,012        9,298
 *ITT Educational Services Inc                1,208       18,649
 *IVI Checkmate Corporation                     619        1,896
 *Jacobs Engineering Group                    1,343       43,648
 *Jenny Craig Inc                             3,263       11,828
 *Jupiter Communications Inc                    600       18,150
 *Kaneb                                       1,358        5,941
 Kelly Services Inc Class A                   1,746       43,868
 *Kendle International Inc                      403        3,980
 *Korn/Ferry International                    1,600       58,200
 *Labor Ready Inc                             1,971       23,892

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *Laboratory Corporation America Holdings      6,108 $     22,523
 Landauer Inc                                    317        6,934
 *Learning Tree International Inc                911       25,508
 *Leasing Solutions Inc                        1,600          350
 *Loislaw.com Inc                              1,200       46,950
 *Luminant Worldwide Corporation               1,300       59,150
 *Mace Security International Inc                200          825
 *Mac-Gray Corporation                         1,295        4,937
 Manpower Inc                                  3,942      148,318
 *Marlton Technologies Inc                       400        1,100
 *Maxim Pharmaceuticals                        1,165       23,300
 *Maximus Inc                                  1,004       34,073
 *MedImmune Inc                                3,039      504,094
 *MedQuist Inc                                 1,748       45,120
 *Michael Baker Corporation                      400        2,650
 *Millennium Pharmaceuticals Inc               2,124      259,068
 *Modis Professional Services                  5,002       71,279
 *Monro Muffler Brake Inc                      1,100        8,250
 *Moore Medical Corporation                      800        7,800
 *MPW Industrial Services Group Inc            1,095        8,692
 *Myriad Genetics Inc                          1,046       48,116
 *N2H2 Inc                                       900       21,150
 *National Equipment Services Inc              1,079        6,744
 *National Research Corporation                2,500       10,000
 National Technical Systems Inc                  300        1,163
 *NationsRent Inc                              2,284       12,848
 *Navigant Consulting Inc                      2,027       22,044
 *Neff Corporation                               692        4,412
 *NeoPharm Inc                                   364        7,849
 *NetRatings Inc                               1,028       68,735
 *Neurogen Corporation                           533        8,795
 New England Business Service Inc                643       15,713
 *Newgen Results Corporation                     800        8,450
 *Nextera Enterprises Inc Class A              1,000       12,875
 *NFO Worldwide Inc                              954       21,346
 *nFront Inc                                     500       10,000
 *Official Payments Corporation                1,500       78,000
 Olsten Corporation                            3,736       42,264
 *On Assignment Inc                              489       14,609
 *Opinion Research Corporation                   200        1,800
 *Optika Inc                                     500        6,969
 *Organogenesis Inc                            1,320       11,468
 *Orthalliance Inc Class A                     1,581        9,881
 *Outsource International Inc                  2,500        4,766
 *Packaged Ice Inc                               700        2,275
 *PC Service Source Inc                          600        1,313
 *Pegasus Systems Inc                            670       40,409
 *Perceptron Inc                                 200          800
 *Personnel Group of America Inc               1,468       14,864
 *Pfsweb Inc                                     600       33,759
 *Pharmaceutical Product Development Inc       1,144       13,585
 *Pharmacopeia Inc                               800       18,100
 *Possis Medical, Inc                            556        4,344
 *Predictive Systems Inc                       1,000       65,500

---------------------------------------------------------------------

                                                  Shares        Value
---------------------------------------------------------------------

 *Pre-Paid Legal Services Inc                      1,050 $     25,200
 *Primix Solutions Inc                               400        3,425
 *Profile Technologies Inc                         1,200        8,400
 *ProMedCo Management Company                      3,379        9,926
 *Prosoft I-Net Solutions Inc                        572        5,935
 *Protection One Inc                               5,664       10,974
 *Provant Inc                                        820       20,705
 *Quest Education Corporation                        365        3,194
 *Questron Technology Inc                            300        1,931
 *Rainbow Rentals Inc                              1,065        7,655
 *RCM Technologies Inc                               486        8,384
 *Reckson Service Industries Inc                   1,300       81,088
 *Regeneron Pharmaceuticals Inc                    1,143       14,573
 Regis Corporation                                 1,799       33,956
 *Remedy Temp Inc                                    760       14,440
 *Rent-A-Center Inc                                1,217       24,112
 *Rent-Way Inc                                       945       17,660
 *Res-Care Inc                                     1,144       14,586
 *Richton International Corporation                  800       11,400
 *Right Management Consultants Inc                   800        9,200
 *Robert Half International Inc                    4,493      128,331
 *Romac International Inc                          2,198       29,536
 *Safescience Inc                                    688        7,998
 *Safety 1st Inc                                     400        3,000
 *SCB Computer Technology Inc                      2,410        7,531
 *Scientific Games Holdings Corporation              441        7,304
 *SCP Pool Corporation                               529       13,721
 *Security Associates International Inc            3,200       12,400
 ServiceMaster Company                            15,525      191,152
 *SM&A Corporation                                   739        4,526
 *Sos Staffing Service Inc                         1,967        8,606
 Sotheby's Inc                                     2,945       88,350
 *Source Information Management Company              530        8,878
 *Staff Leasing Inc                                  828        7,866
 *StaffMark Inc                                    1,196        9,045
 Standard Register Company                         1,528       29,605
 Stewart Enterprises Inc                           5,516       26,201
 Stone & Webster Inc                                 583        9,802
 *Strategic Distribution Inc                         500          719
 Strayer Education Inc                               702       13,865
 *Student Advantage Inc                            1,600       35,500
 *STV Group Inc                                      200        1,438
 *Summa Industries                                   300        3,469
 *Superior Consultant Holdings Corporation           460        6,555
 *Sylvan Learning Systems Inc                      2,473       32,149
 *Sypris Solutions Inc                               422        3,798
 *Talk City Inc                                    1,000       26,125
 *Team America Corporation                         2,100       11,944
 *Technisource Inc                                 1,883       11,063
 Tejon Ranch Company                                 768       18,240
 *Tetra Tech Inc                                   1,797       27,629
 *The Corporation Executive Board Company            700       39,113
 *The Management Network Group Inc                 1,300       42,413
 *The Profit Recovery Group International Inc      2,246       59,659

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

 *The Randers Killam Group Inc                800 $      3,400
 *Thomas Group Inc                          1,000       11,250
 *TIBCO Software Inc                        3,000      459,000
 *Tickets.com Inc                           2,800       40,075
 *Track Data Corporation                    2,592       26,406
 *Transkaryotic Therapies Inc                 855       32,918
 *Travel Services International Inc           792        7,227
 *Trimeris Inc                                473       11,175
 *TRM Copy Centers Corporation                316        1,936
 *Tyler Technologies Inc                    1,772        9,746
 *T&W Financial Corporation                   309          541
 *Unidigital Inc                            1,700        6,906
 UniFirst Corporation                         379        4,785
 *United Rentals Inc                        3,460       59,253
 *United Road Services Inc                    579          941
 *United Shipping and Technology Inc          300        2,400
 *URS Corporation                             673       14,596
 *U.S. Oncology Inc                         4,023       19,864
 *U.S.-China Industrial Exchange Inc          600       10,950
 *U.S. Search.com Inc                         500        3,750
 *Valassis Communications Inc               2,960      125,060
 *Viador Inc                                  700       29,663
 *Vicon Industries Inc                        200        1,200
 *Vision Twenty-One Inc                       672        1,848
 *Vivid Technologies Inc                    2,700       17,888
 *Volt Information Sciences Inc               667       15,925
 *Westaff Inc                               1,884       15,543
 *Whitman Education Group Inc                 593        1,631
 *Whittman-Hart Inc                         2,789      149,560
 *Wireless Facilities Inc                   1,500       65,438
 *World Access Inc                          2,090       40,233
 World Fuel Services Corporation              455        3,413
 *Worldtalk Communications Corporation        400        8,025
 *@plan.Inc                                   700        6,913
                                                  ------------
                                                     9,636,473
                                                  ------------
Communications--11.1%
 *Able Telecom Holding Corporation            695        5,560
 *Act Networks Inc                            546        5,085
 *Active Voice Corporation                    100        2,906
 *ACTV Inc                                  2,167       99,005
 *Adaptive Broadband Corporation              672       49,602
 *Adelphia Business Solutions Inc           1,125       54,000
 *Adtran Inc                                1,918       98,657
 *Advanced Communications Group               923       12,576
 *Advanced Fibre Communications Inc         3,785      169,142
 *Advanced Radio Telecom Corporation        1,685       40,440
 *Aerial Communications Inc                 1,572       95,696
 *AirGate PCS Inc                             600       31,650
 *Airnet Communications Corporation           839       41,441

--------------------------------------------------------------------

                                                 Shares        Value
--------------------------------------------------------------------

 *Aironet Wireless Communications Inc               800 $     53,425
 *Alaska Communications Systems Holdings Inc      1,600       19,800
 *Allen Telecom Inc                               1,111       12,846
 *Allied Riser Communications Corporation         3,000       62,063
 *Allstar Systems Inc                               700          919
 *American Access Technologies Inc                  300        1,538
 *American Mobile Satellite Corporation           2,384       50,213
 *Anadigics Inc                                     943       44,498
 *Ancor Communications Inc                        1,726      117,152
 *Andrea Electronics Corporation                    896        6,888
 *Antec Corporation                               1,793       65,445
 *APAC Teleservices Inc                           2,244       31,556
 *Applied Innovation                                707        5,877
 Applied Signal Technology                          375        5,273
 *Arch Communications Group Inc                   3,166       20,876
 *Aspect Communications Corporation               2,288       89,518
 Atlantic Tele-Network                              319        2,931
 *Audiovox Corporation Class A                      736       22,356
 *Aware Inc                                       1,027       37,357
 *Blonder Tongue Laboratories                       370        1,850
 *Bogen Communications International Inc            300        2,325
 *Boston Communications Group Inc                   900        4,725
 *Brightpoint Inc                                 2,643       34,689
 BroadWing Inc                                   10,726      395,521
 *B.I. Inc                                        1,000        7,625
 CFW Communications Company                         582       20,225
 *Cable Design Technologies Corporation           1,362       31,326
 *Carrier Access Corporation                      1,156       77,813
 *Catapult Communications Corporation               700        6,956
 *Cavion Technologies Inc                           400        3,100
 *Celeritek Inc                                     200        3,900
 *CellNet Data Systems Inc                        1,894        2,131
 *Centennial Cellular Corporation Class A         2,024      167,739
 *Centigram Communications Corporation              320        5,360
 *Channell Commercial Corporation                   408        4,667
 *Checkpoint Systems Inc                          1,397       14,232
 *Ciena Corporation                               6,919      397,843
 *Cognitronics Corporation                          900       15,188
 *Com21 Inc                                       1,030       23,111
 *Comdial Corporation                               594        5,903
 *CommNet Cellular Inc                            1,200       38,550
 *Commonwealth Telephone Entrprises Inc           1,123       59,379
 Communications Systems Inc                         324        4,212
 *Compu-Dawn Inc                                  1,500        9,563
 Comsat Corporation                               2,519       50,065
 *Comtech Telecommunications Corporation            300        4,425

December 31, 1999

---------------------------------------------------------------------
MIP Extended Index Portfolio                      Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------

 *Concentric Network Corporation                   2,132 $     65,692
 *Concord Communications Inc                         779       34,568
 Conestoga Enterprises Inc                           257        4,425
 *Convergent
 Communications Inc                                  900       14,288
 *Copper Mountain
 Networks Inc                                      2,200      107,250
 *Cosair Communications Inc                        1,059        8,604
 *Covad Communications Group Inc                   4,174      233,483
 *Coyote Network Systems Inc                         470        2,556
 *C-Phone Corporation                                500          547
 *Crown Castle International Corporation           7,309      234,802
 CT Communications Inc                               600       33,600
 *CTC Communications
 Group Inc                                           759       29,613
 Cubic Corporation                                   328        7,175
 *Cycomm International Inc                         1,800        1,098
 *Data Race Inc                                    1,309        3,559
 Davel Communication Group                           553        2,627
 *Davox Corporation                                  762       14,954
 *Deltathree.com Inc                               1,063       27,372
 *Detection Systems Inc                              283        2,671
 *Digital Generation Systems Inc                   1,021        7,275
 *Digital Island                                   1,900      180,738
 *Digital Lightware Inc                            1,977      126,528
 *Digital Microwave Corporation                    2,960       69,375
 *Ditech Communications Corporation                  700       65,450
 *DSL.net Inc                                      2,600       37,538
 D&E Communications Inc                              273        5,187
 *EchoStar Communications Corporation Class A      5,428      529,230
 *Efficient Networks Inc                           1,900      129,200
 *eGlobe Inc                                         600        2,663
 *Elantec Semiconductor Inc                        1,500       49,500
 *Elcotel Inc                                        602        1,166
 *eLEC Communications Corporation                    900        3,459
 *Electric Lightwave Inc Class A                     382        7,163
 *Eltrax Systems Inc                               1,383       11,150
 *eShare Technologies Inc                            681       11,620
 *Executone Information Systems Inc                3,300       17,944
 *Exodus Communications Inc                        8,520      756,683
 *Ezenia! Inc                                        690        5,477
 *e.spire Communications Inc                       3,193       18,559
 *FastComm Communications Corporation              2,300        4,313
 Federal Signal Corporation                        2,527       40,590
 *FirstCom Corporation                             1,500       55,125
 *Focal Communications Corporation                 2,800       67,550
 *Fonix Corporation                                9,000        2,610
 *Franklin Telecommunucations Corporation          1,900        4,513
 *General Communication Inc Class A                2,233        9,769
 *General DataComm Industries Inc                    700        4,638
 *Gentner Communications Corporation                 400        5,600

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *Glenayre Technologies Inc                      2,886 $     32,648
 *Global TeleSystems Group Inc                   8,972      310,656
 *Globecomm Systems Inc                            405       10,226
 *Globix Corporation                               904       54,240
 *GST Telecommunications Inc                     3,736       33,858
 Harmon Industries Inc                             689        8,354
 *Harmonic Inc                                   1,462      138,799
 *Hector Communications Corporation                500        7,000
 *Hello Direct Inc                                 300        4,463
 Hickory Tech Corporation                          503        7,545
 *High Speed Access Corporation                  2,500       44,063
 *HighwayMaster Communications Inc               1,600        3,600
 *Hungarian Telephone and Cable Corporation        200        1,438
 *ibasis Inc                                     1,500       43,125
 *ICG Communications Inc                         2,658       49,838
 *I-Link Inc                                     1,039        2,890
 *Illuminet Holdings Inc                         1,400       77,000
 *Inet Technologies Inc                          2,200      153,725
 *Infonet Services Corporation Class B           1,095       28,744
 *Intelect Communications Inc                    1,800        2,475
 *InteliData Technologies Corporation            1,300        5,403
 *Interactive Intelligence Inc                     900       23,963
 *InterDigital Communications Corporation        2,187      164,025
 *Intermedia Communications Inc                  2,874      111,547
 *Interspeed Inc                                   700       12,381
 Inter-Tel Inc                                   1,268       31,700
 *InterVoice Inc                                 1,990       46,268
 *IPC Information Systems Inc                      397       28,187
 *ITC DeltaCom Inc                               2,794       77,184
 *Itron Inc                                        542        3,320
 *IXnet Inc                                      2,400       72,300
 *JDS Uniphase Corporation                      11,332    1,827,993
 *JFAX.COM Inc                                   1,000        6,719
 *Juniper Networks Inc                           2,600      884,000
 *L-3 Communications Holdings Inc                1,624       67,599
 *Latitude Communications Inc                      700       18,288
 *LCC International Inc Class A                  1,600       31,900
 *Leap Wireless International Inc                  855       67,118
 *Level 3 Communications Inc                    17,141    1,403,419
 *Lifeline Systems Inc                             214        3,210
 *Lightbridge Inc                                  690       19,148
 *Loral Space & Communications Ltd              12,397      301,402
 *MarketWatch.com Inc                              625       22,813
 *Mastec Inc                                     1,428       63,546
 *MCK Communications Inc                           800       18,000
 *McLeod Inc Class A                             7,760      456,870
 *Medialink Worldwide Inc                          237        1,911
 *Medscape Inc                                   2,200       22,000
 *MessageMedia Inc                               2,057       28,927
 *Metricom Inc                                     987       77,603
 *Metro One Telecommunications Inc                 410        5,330
 *Metrocall Inc                                  1,510        2,548
 *Metromedia Fiber Network Inc                  10,011      479,902
 *MGC Communications Inc                         1,032       52,374

December 31, 1999

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 *Natural Microsystems Corporation              590 $     27,619
 *Net2Phone Inc                                 500       22,969
 *NetMoves Corporation                          685        4,795
 *Network Access Solutions Corporation        2,300       75,900
 *Network Plus Corporation                    2,400       50,400
 *Next Level Communications Inc               3,800      284,525
 *Nextlink Communications Inc Class A         3,700      307,331
 North Pittsburgh Systems Inc                   553        8,157
 *NorthEast Optic Network Inc                   792       49,550
 *Notify Technology Corporation                 200        1,213
 *NTL Inc                                     5,263      656,559
 *NumereX Corporation Class A                 2,900       35,888
 *Omnipoint Corporation                       2,863      345,349
 *Osicom Technologies Inc                       721       32,715
 *Pacific Gateway Exchange Inc                1,158       19,758
 *Pac-West Telecommunications Inc             1,700       45,050
 *Paging Network Inc                          4,637        3,768
 *Pairgain Technologies Inc                   3,366       47,755
 *PanAmSat Corporation                          954       56,644
 *P-Com Inc                                   3,005       26,576
 *Phone.com Inc                               3,300      382,594
 *Picturetel Corporation                      1,722        7,426
 Pittway Corporation Class A                  2,154       96,526
 *Plantronics Inc                               840       60,113
 *Pliant Systems Inc                            700        6,256
 *Polycom Inc                                 1,724      109,797
 *Porta Systems Corporation                     500          375
 *Powertel Inc                                1,417      142,231
 *Powerwave Technologies Inc                    971       56,682
 *Premiere Technologies Inc                   2,248       15,736
 *Primus Telecommunications Group             1,654       63,266
 *Prodigy Communications Corporation          3,028       58,668
 *Proxim Inc                                    498       54,780
 *Qwest Communications International Inc     37,484    1,611,812
 *Razorfish Inc                               2,125      202,141
 *RCN Corporation                             3,617      175,425
 *RMI.NET Inc                                   692        5,752
 *Rural Cellular Corporation Class A            386       34,933
 *Sawtek Inc                                  2,066      137,518
 *SCC Communications Corporation                400        2,350
 *Seachange International Inc                   909       32,156
 *Shared Technologies Cellular Inc              200        1,700
 *Sirius Satellite Radio Inc                  1,137       50,597
 *Spectralink Corporation                       866        6,279
 *Spectrian Corporation                         485       13,701
 *Standard Microsystems Corporation             689        7,450
 *Star Telecommunications Inc                 2,890       22,849
 *Startec Global Communication                  801       17,121
 *STM Wireless Inc Class A                    1,000        6,625
 *Symmetricom Inc                               580        5,764
 *Talk.com Inc                                2,788       49,487

------------------------------------------------------------

                                         Shares        Value
------------------------------------------------------------

 *TALX Corporation                          100 $      1,325
 *Tekelec                                 2,721       61,223
 *TeleCorp PCS Inc                        4,023      152,874
 Telephone & Data System                  3,036      382,536
 *Telesoft Corporation                      200          863
 *Teligent Inc Class A                      365       22,539
 *Telscape International Inc                200        2,525
 *Teltrend Inc                              319        9,650
 *Teltronics Inc                            600        1,988
 *Telular Corporation                       900        8,550
 *Terayon Communications Systems Inc      1,034       64,948
 *Tessco Technologies Inc                   162        3,017
 *The Associated Group Inc Class A        1,477      134,776
 *The Associated Group Inc Class B          200       18,400
 *The Titan Corporation                   2,312      108,953
 *Time Warner Telecom Inc Class A         1,000       49,938
 *T-Netix Inc                               382        1,659
 *Tollgrade Communications Inc              214        7,383
 *Total-Tel Usa Communications              284        4,012
 *Tritel Inc                              6,200      196,463
 *Triton PCS Holdings Inc Class A         2,600      118,300
 *Tut Systems Inc                           600       32,175
 *Ultrak Inc                                542        4,201
 *United States Cellular Corporation      4,409      445,033
 *Ursus Telecom Corporation                 300        3,975
 *U.S. LEC Corporation Class A              581       18,737
 *Vari-L Company Inc                        300       10,275
 *VDS Communications Inc                    748        1,730
 *Veramark Technologies Inc                 338        4,141
 *Vertex Communications                     228        4,674
 *VerticalNet Inc                         1,750      287,000
 *Vialog Corporation                        600        1,875
 *Viasat Inc                                357       17,805
 *Viatel Inc                              2,559      137,226
 *ViewCast.com Inc                          469        2,103
 *Vixel Corporation                       1,000       17,063
 *VoiceStream Wireless Corporation        4,826      686,800
 *Voxware Inc                               800          825
 *VTEL Corporation                        2,700        8,860
 Warwick Valley Telephone Company            89        4,305
 *Wavo Corporation                        1,628        6,309
 *WebLink Wireless Inc                    1,272       19,716
 *West Teleservices                       3,033       74,119
 *Westell Technologies Inc                  806        8,665
 *Western Wireless Corporation            2,426      161,936
 *Williams Communications Group Inc       2,900       83,919
 *WinStar Communications Inc              2,733      205,658
 *WorldGate Communications Inc            1,000       47,563
 *WorldPort Communications Inc              766        1,592
 *XETA Corporation                          200        6,638
 *ZixIt Corporation                         749       29,679
 *Zoom Telephonics Inc                    2,200       18,563
                                                ------------
                                                  22,507,509
                                                ------------

December 31, 1999

----------------------------------------------------------
MIP Extended Index Portfolio           Shares        Value
----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------

Computer Software & Processing--18.8%
 *3D Systems Corporation                  517 $      4,395
 *3Do Company                           1,356       12,331
 *4Front Software International           590        7,891
 *About.com Inc                           800       71,800
 *Accerl8 Technology Corporation        1,600        1,900
 *Acclaim Entertainment Inc             2,403       12,315
 *Accrue Software Inc                   1,000       54,125
 *Active Software Inc                   1,200      110,400
 *Activision Inc                          915       14,011
 *Actuate Software Corporation          1,232       52,822
 *Acxiom Corporation                    4,072       97,728
 *adam.com Inc                            300        3,825
 *Adept Technology Inc                    381        2,429
 *Advanced Communication Systems          317        6,063
 *Advantage Learning Systems Inc        1,612       18,034
 *Advent Software Inc                     647       41,691
 *Aether Systems Inc                    1,200       85,950
 *Agency.com Inc                        5,562      283,662
 *Agile Software Corporation            1,000      217,234
 *Allaire Corporation                     600       87,788
 *Alloy Online Inc                        600        9,450
 *Alteon Websystems Inc                 1,900      166,725
 *Alysis Technologies Inc                 600        5,625
 *American Management Systems Inc       1,978       62,060
 *American Software Inc Class A           500        5,125
 *Analogy Inc                           2,700        5,822
 *Ansoft Corporation                      617        3,702
 *ANSYS Inc                               604        6,644
 *AppliedTheory Corporation               800       22,200
 *Applix Inc                              458        8,273
 *AppNet Systems Inc                    1,600       70,000
 *Ardent Software Inc                     776       30,264
 *AremisSoft Corporation                  800       26,000
 *Ariba Inc                             4,500      798,188
 *Art Technology Group Inc              1,500      192,188
 *Artificial Life Inc                     341        6,095
 *Artisoft Inc                            658       11,844
 *ASD Systems Inc                         900       15,975
 *Ask Jeeves Inc                        1,400      158,113
 *Aspect Development Inc                1,462      100,147
 *Aspen Technology Inc                  1,106       29,240
 *At Home Corporation Series A         17,107      733,463
 *Atlantic Data Services Inc              574        3,301
 *Audible Inc                           1,000       15,000
 *audiohighway.com                        100          856
 *autobytel.com Inc                     1,000       15,188
 *Autoweb.com Inc                         900        9,788
 *AVT Corporation                         859       40,373
 *Banyan Systems Inc                    1,246       24,920
 *Barra Inc                               621       19,717
 *Base Ten Systems Inc CV Class A         220          523
 *Be Free Inc                           1,300       93,438
 *Be Inc                                1,700       38,781
 *BEA Systems Inc                       6,426      449,418
 *Best Software Inc                       429       12,656
 *BindView Development Corporation      1,210       60,122

-----------------------------------------------------------------

                                              Shares        Value
-----------------------------------------------------------------

 *Biospherics Inc                                393 $      2,162
 *Bluestone Software Inc                       1,100      126,500
 *Bottomline Technologies Inc                    400       14,400
 *Boundless Corporation                        1,500       12,563
 *Braun Consulting Inc                           800       57,200
 *Brightstar Information Technologies          1,046        8,630
 *Brio Technology Inc                            647       27,174
 *Broadbase Software Inc                       1,100      123,750
 *BroadVision Inc                              3,997      679,740
 *Brocade Communications Systems Inc           2,700      477,900
 *Bsquare Corporation                          1,800       75,488
 *BTG Inc                                        393        3,193
 *CacheFlow Inc                                1,620      211,714
 *Cadence Design Systems Inc                  12,271      294,504
 *Caere Corporation                              553        4,044
 *CAIS Internet Inc                              800       28,400
 *Calico Commerce Inc                           1600       84,800
 *Cambridge Technology Partners Inc            2,820       74,025
 *CareInsite Inc                               3,500      281,750
 *Carreker-Antinori Inc                          913        8,274
 *Catalyst International Inc                     559        7,127
 *C-bridge Internet Solutions Inc                 51        2,480
 *CCC Information Services Group Inc           1,064       18,221
 *CDnow Inc                                    1,424       14,062
 *CE Software Holdings Inc                       200        1,725
 *Cellular Technical Services Company Inc      1,600       12,400
 *Centura Software Corporation                 2,000       10,875
 *CFI Proservices Inc                            225        1,842
 *CheckFree Holdings Corporation               2,681      280,165
 *Ciber Inc                                    3,099       85,223
 *Clarent Corporation                          1,400      108,850
 *Clarify Inc                                  1,186      149,436
 *Clarus Corporation                           1,000       66,000
 *click2learn.com Inc                            608        6,764
 *ClickAction Inc                                362       10,656
 *Commerce One Inc                             3,600      707,400
 *Complete Business Solutions Inc              1,755       44,094
 Computer Concepts Corporation                 1,200        2,025
 *Computer Horizons Corporation                1,394       22,565
 *Computer Outsourcing Services Inc              200        5,050
 Computer Task Group Inc                         928       13,746
 *Concur Technologies Inc                        936       27,144
 *Condor Technology Solutions                    415          571
 *ConnectInc.com Company                       2,776       11,191
 *ConSyGen Inc                                 1,400        1,414
 *Cornerstone Internet Solutions Company         500        3,797
 *Cotelligent Inc                                607        3,263
 *Cover-All Technologies Inc                     700          875
 *Credit Management Solutions Inc              2,500       21,250
 *Critical Path Inc                            1,900      179,313
 *CSG Systems International Inc                2,698      107,583
 *CyberCash Inc                                  879        8,131
 *Cybershop International Inc                    823        4,527

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

 *CyberSource Corporation                 1,300 $     67,275
 *Cylink Corporation                      1,373       18,536
 *Cysive Inc                                500       36,031
 *DA Consulting Group Inc                   293        1,044
 *Daleen Technologies Inc                   800       17,500
 *Data Broadcasting Corporation           1,442       11,897
 *Data Dimensions Inc                     2,108        5,402
 Data Research Associates Inc               200        1,600
 *Data Return Corporation                 1,600       85,600
 *Datastream Systems Inc                    906       22,254
 *Datatec Systems Inc                     1,083        6,092
 *DecisionOne Holdings Corporation          600          300
 *Deltek Systems Inc                        799       10,787
 *Dendrite International Inc              1,959       66,344
 *Digex Inc                                 600       41,250
 *Digital Lava Inc                          200        1,425
 *Digital River Inc                         938       31,247
 *Documentum Inc                            844       50,535
 *Dset Corporation                          559       20,893
 *DSP Group Inc                             546       50,778
 *DST Systems Inc                         3,240      247,253
 *Ducocorp International                    898        6,314
 *EarthLink Network Inc                   1,676       71,230
 *EarthWeb Inc                              353       17,760
 *ebix.com Inc                              430        4,811
 *Echelon Corporation                     1,198       23,436
 *Eclipsys Corporation                    1,693       43,383
 *eCollege.com Inc                          582        6,366
 *eGain Communications Corporation        1,300       49,075
 *Elcom International Inc                 1,621       55,114
 *Electro Rent Corporation                1,401       16,287
 *Electronic Arts Inc                     3,127      262,668
 *Elite Information Group Inc             2,800       29,925
 *e-Net Inc                               1,100       13,681
 *Engage Technologies Inc                 2,500      150,000
 *Engineering Animation Inc                 600        5,250
 *Entrade Inc                               300       12,263
 *Entrust Technologies Inc                2,300      137,856
 *Epicor Software Corporation             2,181       11,041
 *ePlus inc                                 334       12,024
 *ESPS Inc                                  900        4,613
 *EuroWeb International Corporation       1,300       15,031
 *Evolving Systems Inc                      819        6,962
 *Excalibur Technologies Corporation        504       10,395
 *Exchange Applications Inc                 572       31,961
 *Exigent International Inc                 700        2,756
 *Extreme Networks Inc                    2,600      217,100
 *E.piphany Inc                           1,300      290,063
 *F5 Networks Inc                           900      102,600
 FactSet Research Systems Inc               777       61,869
 Fair Isaac and Company Inc                 624       33,072
 *Fatbrain.com Inc                          511       12,807
 Fidelity Holdings Inc                      900       17,044
 *FileNET Corporation                     1,373       35,012
 *Firearms Training Systems Inc           2,300        1,150
 *Fiserv Inc                              6,200      237,538
 *FlashNet Communications Inc               600        3,713
 *FlexiInternational Software Inc           900          639
 *Fourth Shift Corporation                  448        3,108

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *Frontline Communications Corporation                300 $      2,306
 *General Magic Inc                                 2,430        9,416
 *Genesys Telecommunications Laboratories Inc       1,322       71,388
 *Gensym Corporation                                  400        2,300
 *Geoworks                                          1,120       18,760
 Gerber Scientific Inc                              1,016       22,289
 *GK Intelligent Systems Inc                        2,700        1,134
 *Go2Net Inc                                        1,434      124,758
 *GoTo.com Inc                                      2,300      135,125
 *Great Plains Software Inc                           719       53,745
 *Group 1 Software Inc                                200        2,600
 *GSE Systems Inc                                     200          663
 *GT Interactive Software Corporation               3,150        5,217
 *Hall Kinion & Assoc Inc                             425        9,138
 *Harbinger Corporation                             1,847       58,758
 *Health Mgmt Systems Inc                             642        4,053
 *HIE Inc                                           1,904        6,426
 *HNC Software Inc                                  1,154      122,036
 *Hollywood.com Inc                                   389        7,391
 *HomeCom Communications Inc                          500        1,594
 *HTE Inc                                             622        3,732
 *Hypercom Corporation                              1,574       15,740
 *Hyperion Solutions Corporation                    1,443       62,771
 *I2 Technologies Inc                               3,787      738,465
 *IDT Corporation                                   1,339       25,274
 *IDX Systems Corporation                           1,285       40,156
 *iManage Inc                                       1,500       48,188
 *IMRglobal Corporation                             1,704       21,407
 *Indus International Inc                           1,253       15,271
 *Industri Matematik International Corporation      2,280       13,965
 *Inference Corporation Class A                       200          925
 *Infinium Software Inc                               564        3,842
 *InfoCure Corporation                              1,392       43,413
 *Infonautics Inc Class A                           1,500       10,500
 *Informatica Corporation                             700       74,463
 *Information Analysis Inc                          2,000        1,688
 *Information Architects Corporation                2,444       25,051
 *Information Management Associates Inc               500        2,625
 *Information Resource Engineering Inc                200        4,100
 *Information Resources Inc                         1,041        9,629
 *Informix Corporation                              9,309      106,472
 *InfoSpace.com                                     2,400      513,600
 *infoUSA Inc                                       2,516       35,067
 *Inktomi Corporation                               5,244      465,405
 *Innodata Corporation                                600        4,763
 *Inprise Corporation                               2,568       28,409
 *INSCI Corporation                                   300        1,575
 *Inso Corporation                                    869       28,025
 *INSpire Insurance Solutions Inc                     824        3,785
 *Integral Systems Inc--MD                            262       11,561
 *Integrated Measurement Systems                      332        4,690
 *Integrated Systems Inc                            1,313       44,068
 *IntelliCorp Inc                                   1,000        3,125
 *Intelligroup Inc                                    767       18,983

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Interactive Pictures Corporation                600 $     13,988
 *Interleaf Inc                                   600       20,175
 *Interliant Inc                                2,200       57,200
 *Internap Network Services Corporation         3,200      553,600
 *International Microcomputer Software Inc        453          934
 *Internet America Inc                            231        2,729
 *Internet Capital Group Inc                    1,484      252,280
 *Internet Commerce Corporation Class A           500       15,563
 *internet.com LLC                              1,200       62,700
 *Interplay Entertainment Corporation             500        1,469
 *Intertrust Technologies Corporation           1,900      223,488
 *InterVU Inc                                     701       73,605
 *InterWorld Corporation                        1,300      110,988
 *Interwoven Inc                                1,200      145,950
 *Intranet Solutions Inc                          622       23,014
 *Intraware Inc                                 1,100       87,931
 *Intuit Inc                                    9,354      560,635
 *Isocor                                        1,039       45,197
 *ISS Group Inc                                 1,924      136,845
 *ITC Learning Corporation                      1,000        3,000
 *iTurf Inc Class A                               200        2,488
 *ITXC Corporation                              1,700       57,163
 *iVillage Inc                                  1,000       20,250
 Jack Henry & Associates Inc                      953       51,164
 *JD Edwards & Company                          5,165      154,304
 *JDA Software Group Inc                        1,263       20,682
 *Juno Online Services Inc                      1,400       49,700
 *Kana Communications Inc                       1,400      287,000
 *Keane Inc                                     3,449      109,506
 *Keynote Systems Inc                           1,200       88,500
 *Kronos Inc                                      555       33,300
 *Landmark Systems Corporation                    430        4,488
 *Larscom Inc Class A                           1,900       12,409
 *Lason Inc                                       882        9,702
 *Launch Media Inc                                400        7,575
 *Learn2.com Inc                                2,184        7,166
 *Legato Systems Inc                            4,582      315,299
 *Level 8 Systems Inc                             598       20,660
 *LHS Group Inc                                 2,743       67,375
 *Liberate Technologies Inc                     2,100      539,700
 *Lionbridge Technologies Inc                     600       10,950
 *Litronic Inc                                    300        2,400
 *Log On America Inc                              600       12,150
 *Logility Inc                                  1,502       29,289
 *LookSmart Ltd                                 4,300      116,100
 *Lycos, Inc                                    4,842      385,242
 *Made2Manage Systems Inc                         200        1,600
 *Mail.com Inc                                  1,400       26,250
 *Manhattan Associates Inc                      1,061        7,825
 *Manugistics Group Inc                         1,779       57,484
 *Mapics Inc                                      750        9,469
 *Mapinfo Corporation                             210        7,718
 *MapQuest.com Inc                              1,500       33,844
 *Marimba Inc                                   1,100       50,669
 *Mastech Corporation                           2,394       59,252
 *MathSoft Inc                                    600        2,738
 *MC Informatics Inc                              900        1,350

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 *Mcglen Internet Group Inc                1,000 $      4,063
 *Mechanical Dynamics Inc                  1,800        9,225
 *Mecon Inc                                  279        3,017
 *Media Metrix Inc                           900       32,175
 *Mentor Graphics Corporation              2,940       38,771
 *Mercury Interactive Corporation          1,880      202,923
 *Meta Group Inc                             427        8,113
 *MetaCreations Corporation                1,281       11,009
 *Metamor Worldwide Inc                    1,656       48,231
 *Metasolv Software Inc                    1,660      135,705
 *Metro Information Services Inc             665       15,960
 *Micrografx Inc                             405        1,772
 *Micromuse Inc                              798      135,660
 *Microstrategy Inc                          480      100,800
 *Microwave Power Devices Inc                482        3,434
 *Midway Games Inc                         1,666       39,880
 *MindSpring Enterprises Inc               3,092       81,648
 *Mission Critical Software Inc              700       49,000
 *Mobius Management Systems Inc              956        7,588
 *Mpath Interactive Inc                    1,000       26,625
 *MSC.Software Corporation                   613        6,207
 *Multex.com Inc                           1,414       53,202
 *Muse Technologies Inc                      453        1,387
 *Mustang.com Inc                          1,300       20,313
 National Computer System Inc              1,696       63,812
 National Data Corporation                 1,616       54,843
 *National Information Consortium Inc      2,600       83,200
 *National Instruments Corporation         2,509       95,969
 *National Techteam Inc                      503        2,421
 *Navidec Inc                                700        8,400
 *NaviSite Inc                             1,400      140,000
 *NeoMedia Technologies Inc                  500        2,375
 *Neon Systems                               300       11,775
 *Neotopia Inc                               638       34,651
 *Net Perceptions Inc                      1,200       50,400
 *NetCreations Inc                           800       35,200
 *Netegrity Inc                              720       40,995
 *NetGateway Inc                             900        8,100
 *NetIQ Corporation                          800       41,650
 *Netivation.com Inc                         300        1,725
 *Netlojix Communications Inc                826        2,117
 *NetManage Inc                            2,545       12,566
 *NetObjects Inc                             900       14,850
 *NetScout Systems Inc                     1,000       31,000
 *Netsmart Technologies Inc                1,300        8,288
 *NetSolve Inc                               500       15,750
 *NetSpeak Corporation                       663       14,089
 *Network Associates Inc                   7,017      187,266
 *Network Equipment Technologies Inc         787        9,296
 *Network Peripherals Inc                    653       30,854
 *Network Solutions Inc Class A            1,672      363,765
 *Network Systems International Inc          200          750
 *NetZero Inc                              4,900      131,994
 *New Era of Networks Inc                  1,588       75,629
 *NorthPoint Communications Group Inc      6,200      148,800
 *Nova Corporation                         3,523      111,195
 *Novadigm Inc                               645       13,384
 *Nvidia Corporation                       1,500       70,406

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *OAO Technology Solutions Inc                    736 $      5,704
 *Object Design Inc                             1,332       19,314
 *Objective Systems Integrator Corporation      1,284        8,507
 *ObjectShare Inc                               1,100          440
 *ObjectSoft Corporation                          233          780
 *Omega Research Inc                            1,232        7,392
 *Omtool Ltd                                      960        2,280
 *ON Technology Corporation                       500        6,938
 *On2.com Inc                                   1,200       34,800
 *OneMain.com Inc                                 900       13,500
 *OneSource Information Services Inc            1,000       13,438
 *Ontrack Data Intenational Inc                 1,800       21,713
 *ONYX Software Corporation                       700       25,900
 *Open Market Inc                               1,766       79,691
 *Packeteer Inc                                 1,400       99,400
 *Panja Inc                                       371        6,122
 *Pathways Group Inc                            2,400        5,700
 *pcOrder.com Inc                                 100        5,100
 *PC-Tel Inc                                      700       36,750
 *Peapod Inc                                      831        7,167
 *Peregrine Systems Inc                         2,477      208,532
 *Persistence Software Inc                        700       15,750
 *Pervasive Software Inc                          696       11,789
 *Phoenix International Ltd Inc                   380        1,473
 *Phoenix Technologies Ltd                      1,069       16,904
 *Pilot Network Services                          613       14,712
 *Pivotal Corporation                           1,000       42,250
 *PopMail.com                                     800        2,400
 *Portal Software Inc                           3,900      401,213
 *PowerCerv Corporation                           400        2,100
 *Preview Systems Inc                             613       52,759
 *Preview Travel Inc                              706       36,800
 *PRI Automation Inc                              992       66,588
 *Primark Corporation                             950       26,422
 *Primus Knowledge Solutions Inc                  800       36,250
 *ProBusiness Services Inc                      1,116       40,176
 *Progress Software Corporation                   764       43,357
 *Project Software & Development Inc              938       52,059
 *Proxicom Inc                                  1,300      161,606
 *ProxyMed Inc                                    679        6,620
 *PRT Group Inc                                   816        1,785
 *PSINet Inc                                    3,595      221,991
 *PSW Technologies Inc                            600       11,963
 *Puma Technology Inc                             967      126,314
 *Qad Inc                                       1,589       22,147
 *QRS Corporation                                 671       70,455
 *Quadramed Corporation                         1,161       10,123
 *quepasa.com Inc                                 700        8,881
 *Quest Software Inc                            1,900      193,800
 *Quintus Corporation                           1,805       82,804
 *Quokka Sports Inc                             1,900       24,938
 *Radiant Systems Inc                             692       27,810
 *RadiSys Corporation                             763       38,913
 *Ramp Networks Inc                               900       13,725
 *Rational Software Corporation                 4,388      215,561
 *Ravisent Technologies Inc                       800       30,750
 *RealNetworks Inc                              3,694      444,434
 *Red Hat Inc                                   3,500      739,375
 *Registry Magic Inc                              400        1,200
 *Remedy Corporation                            1,373       65,046

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *Renaissance Worldwide Inc                      2,504 $     18,467
 *Research Engineers Inc                           800       38,400
 *Retek Inc                                      2,200      165,550
 Reynolds & Reynolds Inc                         3,877       87,233
 *Rogue Wave Software                              468        3,744
 *Ross Systems                                   1,378        4,565
 *RSA Security Inc                               1,929      149,498
 *Rythms NetConnections Inc                      3,600      111,600
 *S3 Inc                                         3,429       39,648
 *Saflink Corporation                            1,000        2,031
 *Saga Systems Inc                               1,353       26,975
 *Sagent Technology Inc                          1,100       32,931
 *SalesLogix Corporation                           800       32,850
 *Salon.com Inc                                    300        1,500
 *Sanchez Computer Associates Inc                1,162       47,860
 *Sapient Corporation                            2,874      405,054
 *Schick Technologies Inc                        2,300        2,415
 *Scient Corporation                             3,500      302,531
 *Scientific Learning Corporation                  600       21,900
 *Secure Computing Corporation                   2,230       28,014
 *Sedona Corporation                               700        2,406
 *SEEC Inc                                       2,300       15,381
 *Segue Software Inc                               907       22,675
 SEI Investment Company                            898      106,876
 *Serena Software Inc                            1,100       34,031
 *ShowCase Corporation                             300        1,725
 *Siebel Systems Inc                             9,240      776,160
 *Silknet Software Inc                             800      132,600
 *SilverStream Software Inc                        900      107,100
 *SmartServ Online Inc                           1,000       19,719
 *Smith-Gardner & Associates Inc                 1,300       22,181
 *Software Spectrum                                199        3,520
 *Software.com Inc                               2,100      201,600
 *Softworks Inc                                    589        5,724
 *Sonic Foundry Inc                                100        2,369
 *Sonic Solutions Inc                            1,100        4,331
 *SonicWALL Inc                                  1,200       48,300
 *Source Media Inc                                 965       17,853
 *Spatial Technology Inc                           300        1,388
 *Speedus.com Inc                                1,000        4,781
 *Splitrock Services Inc                         2,700       53,663
 *SportsLine USA Inc                             1,255       62,907
 *SPR Inc                                          706        4,324
 *SPSS Inc                                         333        8,408
 *Spyglass Inc                                     852       32,309
 *SS&C Technologies Inc                          1,739       11,304
 *Stac Software Inc                                600        3,788
 *StarBase Corporation                           1,700       18,594
 *StarMedia Network Inc                          2,900      116,181
 *Sterling Commerce Inc                          4,299      146,435
 *Sterling Software                              4,156      130,914
 *Stratasys Inc                                  2,400       17,400
 *Structural Dynamics Research Corporation       1,627       20,744
 *Styleclick.com Inc                               625        7,461
 *Summit Design Inc                              1,088        3,808
 *SunGard Data Systems Inc                       6,104      144,970
 *Sunquest Information Systems Inc                 567        7,655
 *Sunrise International Leasing Corporation        600        3,131

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 *SVI Holdings Inc                                1,311 $     15,732
 *Sycamore Networks Inc                           3,900    1,201,200
 *Sykes Enterprises Inc                           2,159       94,726
 *Symantec Corporation                            2,779      162,919
 *Symix Systems Inc                                 341        6,223
 *Synopsys Inc                                    3,588      239,499
 *Syntel Inc                                      1,708       27,648
 *System Software Associates Inc                    438          876
 *Systems & Computer Technology Corporation       1,623       26,374
 *Take-Two Interactive Software Inc               1,620       20,959
 *Tangram Enterprise Solutions Inc                2,600       20,475
 *Tanning Technology Corporation                    900       53,044
 *TCSI Corporation                                  600        1,913
 *Technology Solutions Company                    2,225       72,869
 *TekInsight.com Inc                                700        1,925
 *Teknowledge Corporation                           700        2,800
 *Telescan Inc                                      595       14,689
 *TenFold Corporation                             1,500       59,906
 *The Ashton Technology Group Inc                 1,500        9,656
 *The BISYS Group Inc                             1,391       90,763
 *The InterCept Group Inc                           600       17,813
 *The Santa Cruz Operation Inc                    1,867       56,710
 *The TriZetto Group Inc                          1,000       46,625
 *The Vantive Corporation                         1,573       40,636
 *The Vialink Company                               244        8,876
 *THQ Inc                                           907       21,031
 *Tier Technologies Inc Class B                     384        3,240
 Timberline Software Corporation                    461        6,195
 Total System Services Inc                        9,881      161,184
 *TouchStone Software Corporation                 1,100          756
 *Towne Services Inc                                689        2,756
 *Transaction Systems Architects Inc Class A      1,548       43,344
 *Treev Inc                                         300          947
 *TRO Learning Inc                                1,500        8,063
 *TSI International Software Ltd                  1,682       95,243
 *TSR Inc                                           268        2,211
 *Tumbleweed Communications Corporation           1,000       84,750
 *Ultimate Software Group Inc                     1,685       22,010
 *UniComp Inc                                     2,500       21,875
 *Unify Corporation                               1,024       28,032
 *Unigraphics Solutions Inc                         223        6,021
 *Usdata Corporation                              1,700       23,588
 *USWeb Corporation                               3,600      159,975
 *U.S. Interactive Inc                            1,000       43,000
 *VCampus Corporation                               200          625
 *Verilink Corporation                              623        2,687
 *Verio Inc                                       3,846      177,637
 *Verisign Inc                                    5,076      969,199
 *Veritas Software Corporation                   12,775    1,828,422
 *Verity Inc                                      1,468       62,482
 *Versant Corporation                             1,000        8,750
 *Viant Corporation                               1,100      108,900
 *Viasoft Inc                                     1,783       10,141

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Vignette Corporation                          2,800 $    456,400
 *Virtual Communities Inc                         700        2,275
 *Visio Corporation                             1,556       73,910
 *VISTA Information Solutions Inc               1,397        5,064
 *Visual Data Corporation                         234        2,691
 *Vitria Technology Inc                         1,500      351,000
 *Vizacom Inc                                   1,600        5,300
 *V-ONE Corporation                             2,900       17,038
 *Voyager.net Inc                               1,100       10,106
 *Vysis Inc                                       936        3,393
 *Walker Interactive Systems                    1,028        6,425
 *WatchGuard Technologies Inc                     800       24,200
 *Wave Systems Corporation Class A              1,569       18,730
 *Webb Interactive Services                       472       10,738
 *Webhire Inc                                     448        7,560
 *Webstakes.com Inc                             1,100       21,725
 *WebTrends Corporation                           600       48,600
 *White Pine Software Inc                       1,000       24,500
 *Women.com Networks Inc                        2,100       29,925
 *Xionics Document Technologies Inc               500        5,219
 *Xiox Corporation                                100        2,700
 *Xpedior Inc                                     488       14,030
 *Zamba Corporation                             1,100       19,113
 *ZapMe! Corporation                            2,500       21,563
 *Zitel Corporation                             2,100        5,119
 *Zmax Corporation                                524        1,146
                                                      ------------
                                                        38,117,942
                                                      ------------
Computers & Information--3.1%
 *Accent Color Sciences Inc                     2,800        1,148
 *ACE*COMM Corporation                          2,200       17,738
 *Advanced Digital Info Corporation             1,220       59,323
 *Affiliated Computer Services Inc Class A      2,334      107,364
 *Alpha Microsystems                              800        3,800
 *AlphaNet Solutions Inc                          800        3,250
 Analysts International Corporation             1,007       12,588
 *Anixter International Inc                     1,873       38,631
 *Apex Inc                                        907       29,251
 *Applied Computer Technology Inc               5,700           86
 *Applied Magnetics Corporation                 2,654          995
 *Ariel Corporation                               700        4,944
 *Aris Corporation                              1,511       17,754
 Auspex Systems Inc                             1,348       13,817
 *Autologic Information International Inc       2,100        5,250
 *Avant! Corporation                            1,517       22,755
 *Avert Inc                                       200        2,563
 *Axiohm Transaction Solutions Inc                300           54
 *Aztec Technology Partners Inc                   810        3,696
 *Bell & Howell Company                         1,040       33,085
 *Black Box Corporation                           871       58,357
 *Blue Wave Systems Inc                           582        5,384
 *Boca Research Inc                             2,600       17,225
 *Brooktrout Technology Inc                       498        9,244
 *Bull Run Corporation                            500        2,938
 *CACI International Inc Class A                  400        9,050
 *Casino Data Systems                           1,000        4,000

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 *CenterSpan Communications Corporation             596 $     19,296
 *Ciprico Inc                                       218        2,521
 *Cognex Corporation                              2,091       81,549
 *Cognizant Technology Solutions Corporation        129       14,101
 Comdisco Inc                                     7,700      286,825
 *Communication Intelligence Corporation          4,900       40,425
 *Computer Network Technology Corporation         1,015       23,282
 *Concurrent Computer Corporation                 2,766       51,690
 *CopyTele Inc                                    1,700        1,381
 *Crossroads Systems Inc                          1,200      101,400
 *Crosswalk.Com Inc                                 600        3,075
 *Cybex Computer Products Corporation               560       22,680
 *Daisytek International Corporation                766       17,857
 *Daou Systems Inc                                2,252        6,897
 *Data Translation Inc                            2,700       19,913
 *Datalink Corporation                              800       15,400
 *Datapoint Corporation                           1,300          447
 *Dataram Corporation                               150        3,366
 *Digital Origin Inc                                300        3,638
 *Dot Hill Systems Corporation                    1,040        5,135
 *Dunn Computer Corporation                         500        1,625
 *ECCS Inc                                          400        5,050
 *Efax.com Inc                                      829        5,984
 *Emulex Corporation                              1,804      202,950
 *Encad Inc                                       1,019        4,872
 *Equinox Systems Inc                               237        2,133
 *European Micro Holdings Inc                       200        1,200
 *Exabyte Corporation                               831        6,233
 *Extended Systems Inc                              300       14,363
 *Focus Enhancements Inc                          1,000        8,250
 *Foundry Networks Inc                            2,900      874,894
 *FVC.com Inc                                     1,201       14,037
 *Gadzoox Networks Inc                            1,200       52,275
 *GateField Corporation                             190          736
 General Binding Corporation                        595        6,991
 *Genicom Corporation                               600          431
 *Global Imaging Systems Inc                        804        9,849
 *Global Intellicom Inc                           8,100            1
 *Global Payment Tech Inc                           240        2,220
 *Hertz Technology Group Inc                        800        2,100
 *HMG Worldwide Corporation                         700        4,900
 *IKOS Systems Inc                                2,200       21,313
 *Immersion Corporation                             800       30,700
 *In Focus Systems Inc                              918       21,286
 *Industrial Data Systems Corporation               500          406
 *Intergraph Corporation                          1,788        8,381
 *Interphase Corporation                            300        6,338
 *Iomega Corporation                             13,450       45,394
 *ION Networks Inc                                  800       17,900
 *iXL Enterprises Inc                             3,300      183,150
 *Javelin Systems Inc                               261        2,398
 *Key Tronic Corporation                            400        1,500
 *Komag Inc                                       2,691        8,409
 *Lumisys Inc                                       300          947
 *MAI Systems Corporation                           500          406
 *Maxtor Corporation                              4,900       35,525

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *McAfee.com Corporation                         1,500 $     94,518
 *Media 100 Inc                                    200        5,288
 *Merge Technologies Inc                           700        1,838
 *Micros Systems Inc                               721       53,354
 *Micros-To-Mainframes Inc                         200        1,356
 *Microtouch Systems Inc                           374        4,722
 *Mitek Systems Inc                                500        2,156
 *MTI Technology Corporation                     1,350       49,781
 *NCR Corporation                                4,887      185,095
 *Nematron Corporation                             400        1,100
 *Neomagic Corporation                           1,809       19,786
 *Netrix Corporation                             2,600       38,838
 *Network Computing Devices                        587        4,623
 *Network Six Inc                                  400        1,350
 *nStor Technologies Inc                         2,853        6,241
 *Number Nine Visual Technology Corporation        600           60
 *NYFIX Inc                                        589       16,713
 *Odetics Inc Class A                              335        4,523
 *ODS Networks Inc                               1,128       10,223
 *Osage Systems Group Inc                          423          529
 *PAR Technology Corporation                       391        1,857
 *Paramount Financial Corporation                  600          863
 *Paravant Inc                                     900        3,263
 *Perot Systems Corporation Class A              4,211       80,009
 *Planar Systems Inc                               393        2,604
 *Printronix Inc                                   252        5,733
 *Procom Technology Inc                            499       13,224
 *Psc Inc Electronics                              437        3,223
 *Quantum Corporation-DLT & Storage Systems      9,060      137,033
 *Quantum Corporation-Hard Disk Drive            4,496       31,191
 *Rainbow Technologies Inc                         432       10,044
 *Rainmaker Systems Inc                          2,600       52,650
 *Redback Networks Inc                           2,200      390,500
 *Rimage Corporation                               217        3,472
 *Safeguard Scientifics Inc                      1,713      277,613
 *SanDisk Corporation                            1,589      152,941
 *SBE Inc                                        1,000        6,375
 *ScanSoft Inc                                     900        3,600
 *Scansource Inc                                   201        8,153
 *SCM Microsystems Inc                             688       43,989
 *Sigma Designs Inc                              1,048       11,528
 *Simulations Plus Inc                           1,800        3,375
 *SmartDisk Corporation                            700       22,925
 *Socrates Technologies Corporation              1,500        3,281
 *Splash Technology Holdings                     1,013        8,927
 *Storage Computer Corporation                     800        4,000
 *Storage Technology Corporation                 4,866       89,717
 *Sybase Inc                                     4,356       74,052
 *Tanisys Technology Inc                         1,200          318
 *Tekgraf Inc                                      800        1,200
 Telxon Corporation                                794       12,704
 *Tera Computer Company                            998        4,491
 *Tidel Technologies Inc                         1,200        3,375
 *TransAct Technologies Inc                        300        2,269
 *Tricord Systems Inc                            2,200       10,725
 *Tridex Corporation                               400          650
 *UBICS Inc                                        800        2,500
 *Unova Inc                                      2,548       33,124

December 31, 1999

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 *VA Linux Systems Inc                        2,035 $    413,996
 Valmont Industries Inc                       1,124       18,054
 *Vertel Corporation                          1,800        9,788
 *Visual Networks Inc                           996       78,933
 *Vitech America Inc                            739        5,912
 Wallace Computer Services Inc                2,335       38,819
 *Western Digital Corporation                 4,171       17,466
 *Xircom Inc                                  1,429      107,175
 *Xybernaut Corporation                       2,165       11,637
 *Zebra Technologies Corporation Class A      1,698       99,333
                                                    ------------
                                                       5,631,020
                                                    ------------
Containers & Packaging--0.1%
 *ACX Technologies Inc                        1,275       13,627
 American National Can Group Inc              2,500       32,500
 *Astronics Corporation                         299        3,027
 *Bway Corporation                              443        2,713
 *Disc Graphics Inc                             400        1,225
 *EarthShell Corporation                      4,476       18,464
 *EPL Technologies Inc                          512          496
 Greif Bros Corporation Class A               1,025       30,494
 Interpool Inc                                1,233        9,170
 *PVC Container Corporation                     313        2,035
 *Silgan Holdings Inc                           854       11,422
 Sonoco Products Company                      5,146      117,072
 *UFP Technologies Inc                          500        1,375
 *U.S. Can Corporation                          485        9,639
                                                    ------------
                                                         253,259
                                                    ------------
Cosmetics & Personal Care--0.3%
 *Carson Inc                                  2,200        7,150
 Carter-Wallace Inc                           2,625       47,086
 *Chattem Inc                                   427        8,113
 *Chromatics Color Sciences                     968        6,806
 Del Laboratories Inc                           344        2,707
 Dial Corporation                             5,317      129,270
 *Enamelon Inc                                  458          110
 Estee Lauder Company Class A                 6,278      316,647
 *French Fragrances Inc                         509        3,277
 *Garden Botanika Inc                         2,700          405
 *Inter Parfums Inc                             378        3,544
 *International Specialty Products Inc        3,376       31,017
 NCH Corporation                                250       11,141
 Quaker Chemical Corporation                    324        4,617
 *Revlon Inc Class A                            894        7,096
 Stepan Company                                 663       15,498
 Stephan Company                                211          844
 *Styling Technology                            182          569
 *Sybron Chemicals Inc                          255        2,996
 *USA Detergents Inc                            509        1,400
 *Usana Inc                                   1,581        7,905
                                                    ------------
                                                         608,198
                                                    ------------
Electric Utilities--2.1%
 Allegheny Energy Inc                         5,678      152,951
 Alliant Energy Corporation                   3,951      108,653
 Avista Corporation                           2,499       38,578
 Bangor Hydro-Electric Company                  271        4,421
 Black Hills Corporation                        965       21,411

-------------------------------------------------------------

                                          Shares        Value
-------------------------------------------------------------

 *Calpine Corporation                      3,002 $    192,128
 Central Vermont Public Service              422        4,484
 CH Energy Group Inc                         756       24,948
 *Citizens Utilities Company Class B      13,057      185,246
 Cleco Corporation                         1,106       35,461
 CMP Group Inc                             1,851       51,018
 Conectiv Inc                              4,804       80,767
 DPL Inc                                   7,804      135,107
 DQE Inc                                   3,678      127,351
 Eastern Utilities Associates                914       27,706
 *El Paso Electric Company                 2,696       26,455
 *Emcor Group Inc                            367        6,698
 Energy East Corporation                   6,150      127,997
 Green Mountain Power Corporation            236        1,755
 Hawaiian Electric Industries Inc          1,634       47,182
 IdaCorp Inc                               1,982       53,142
 Illinova Corporation                      3,208      111,478
 Ipalco Enterprises Inc                    4,642       79,204
 Kansas City Power & Light Company         3,169       69,916
 KeySpan Corporation                       6,963      161,455
 LG & E Energy Corporation                 6,602      115,122
 Madison Gas & Electric Company              719       14,470
 MidAmerican Energy Holdings Company       3,164      106,587
 Minnesota Power & Light Company           4,226       71,578
 Montana Power Company                     5,824      210,028
 New England Electric System               3,077      159,235
 NiSource Inc                              6,458      115,437
 Northeast Utilities                       6,440      132,423
 NorthWestern Corporation                  1,128       24,816
 NSTAR                                     3,122      126,441
 OGE Energy Corporation                    4,313       81,947
 Otter Tail Power Company                    530       19,875
 *Plug Power Inc                           2,100       59,325
 Potomac Electric Power                    5,803      133,106
 Public Service Company of New Mexico      1,869       30,371
 Puget Sound Power & Light                 4,183       81,046
 *Quanta Services Inc                      1,317       37,205
 RGS Energy Group Inc                      1,797       36,951
 Scana Corporation                         5,534      148,726
 Sierra Pacific Resources                  4,287       74,219
 Sigcorp Inc                               1,057       24,047
 St Joseph Light & Power                     299        6,130
 Teco Energy                               6,601      122,531
 The Empire District Electric Company        761       17,218
 The United Illuminating Company             641       32,931
 TNP Enterprises Inc                         594       24,503
 *UniSource Energy Corporation             1,442       16,132
 Unitil Corporation                          166        5,935
 UtiliCorp United Inc                      4,435       86,205
 Western Resources Inc                     3,446       58,582
 Wisconsin Energy Corporation              5,857      112,747
 WPS Resources Corporation                 1,287       32,336
 *York Research Corporation                  666        2,498
                                                 ------------
                                                    4,196,215
                                                 ------------

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

Electronics--8.6%
 *3DFX Interactive Inc                     1,254 $     12,305
 *8 X 8 Inc                                1,983       10,163
 *Aavid Thermal Technologies Inc             440       10,808
 *Acme Electric Corporation                  500        2,875
 *Act Manufacturing Inc                      534       20,025
 *Actel Corporation                        1,037       24,888
 *ADE Corporation                            686       11,319
 *Advanced Lighting Technologies Inc         745        4,284
 *Aeroflex Inc                               947        9,825
 *Aerosonic Corporation                      178        2,136
 *Affinity Technology Group Inc            2,000        1,375
 *Agilent Technologies Inc                 3,810      294,561
 *Align-Rite International Inc               300        6,581
 *Alliance Semiconductor Corporation       1,830       30,538
 *Alpha Industries Inc                       907       51,982
 *Alpha Technologies Group Inc               300        1,800
 *Altera Corporation                       9,906      490,966
 *American Locker Group Inc                  100          563
 *American Power Conversion                9,864      260,163
 *American Superconductor Corporation        566       15,848
 *American Xtal Technology Inc               892       15,554
 Ametek Inc                                1,734       33,054
 *Amkor Technology Inc                     5,973      168,737
 *Ampex Corporation Class A                2,236       12,158
 *Amphenol Corporation Class A               899       59,840
 *Anacomp Inc                                517        9,403
 *Anaren Microwave Inc                       202       10,933
 *Anicom Inc                               1,223        5,198
 *APA Optics Inc                             300        4,650
 *Applied Digital Solutions Inc            2,100       15,750
 *Applied Micro Circuits Corporation       2,674      340,267
 *Arrow Electronics Inc                    4,578      116,167
 *Artesyn Technologies Inc                 1,790       37,590
 *Artisan Components Inc                     998       20,599
 *Aspec Technology Inc                     3,000       15,094
 *Astropower Inc                             514        7,196
 *Atmel Corporation                       10,110      298,877
 *ATMI Inc                                 1,190       39,344
 *Ault Inc                                   200        1,800
 Avnet Inc                                 2,009      121,545
 AVX Corporation                           4,371      218,277
 *Axsys Technologies Inc                     179        2,372
 Bairnco Corporation                         377        2,262
 Baldor Electric Company                   1,856       33,640
 Barnes Group Inc                            990       16,149
 *Bel Fuse Inc Class A                       191        5,324
 Bell Industries Inc                         349        2,596
 *Benchmark Electronics Inc                  719       16,492
 Bmc Industries, Inc                       1,201        5,855
 *Bolder Technologies Corporation            429        5,470
 Boston Acoustics Inc                        184        2,565
 *Broadcom Corporation Class A             2,428      661,327
 *BTU International Inc                      400        2,300
 *Burr-Brown Corporation                   2,924      105,611
 *California Amplifier Inc                   500       13,156

------------------------------------------------------------------------

                                                     Shares        Value
------------------------------------------------------------------------

 *Caliper Technologies Corporation                      468 $     31,239
 *Catalina Lighting Inc                                 300        1,444
 *Catalyst Semiconductor Inc                          1,900        6,413
 *C-COR Electronics Inc                                 735       56,319
 *C-Cube Microsystems Inc                             1,979      123,193
 *CellStar Corporation                                2,938       29,013
 *Ceradyne Inc                                        2,800       12,775
 *Cidco Inc                                           2,629       14,295
 *Cirrus Logic Inc                                    3,157       42,028
 *Cobalt Networks Inc                                 1,000      108,375
 *Commscope Inc                                       2,605      105,014
 *Concord Camera                                        501       11,398
 *Conexant Systems Inc                                9,754      647,422
 Control Chief Holdings Inc                             200          900
 *CP Clare Corporation                                  700        7,350
 Craftmade International Inc                            278        2,016
 *Cree Research Inc                                   1,436      122,599
 CTS Corporation                                      1,416      106,731
 *Cypress Semiconductor Corporation                   5,447      176,347
 C&D Technologies Inc                                   557       23,673
 *Daktronics Inc                                        800       20,200
 Dallas Semiconductor Corporation                     1,462       94,208
 *Data Critical Corporation                             600        8,925
 *Datum Inc                                             200        1,925
 *Dense-Pac Microsystems Inc                            700        5,622
 Diebold Inc                                          3,677       86,410
 *Diodes Inc                                            300        6,450
 *Dionex Corporation                                  1,193       49,137
 *Display Technologies Inc                              315        1,270
 *Drexler Technology Corporation                        360        3,510
 *DRS Technologies Inc                                  283        2,759
 *DuPont Photomasks Inc                                 684       33,003
 *ECC International Corporation                         300          975
 EDO Corporation                                        296        1,739
 *EFTC Corporation                                    1,195        2,166
 *Electric Fuel Corporation                             639        2,237
 *Electro Scientific Industries Inc                     609       44,457
 *Electronic Retailing Systems International Inc        900          872
 *Electronics for Imaging Inc                         2,778      161,471
 *Emcore Corporation                                    519       17,646
 *EMS Technologies Inc                                  320        3,760
 *En Pointe Technologies Inc                            200        5,500
 *Engineering Measurements Company                      200        1,200
 *Esco Electronics                                      452        5,255
 *ESS Technology Inc                                  2,018       44,774
 *ETEC Systems Inc                                      983       44,112
 *E-Tek Dynamics Inc                                  3,348      450,725
 *eToys Inc                                           5,900      154,875
 *Evans & Sutherland Computer Corporation               365        4,175
 *Exar Corporation                                      443       26,082
 *Fairchild Semiconductor Corporation Class A         2,800       83,300
 *Faroudja Inc                                        2,800       14,088
 *Fiberstars Inc                                        300        1,725
 *Finisar Corporation                                 2,400      215,700
 *Focus Affiliates Inc                                1,200        5,850
 Franklin Electric Company Inc                          250       17,547
 *FSI International Inc                               1,028       11,822

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

 *FuelCell Energy Inc                        150 $      3,759
 *GameTech International Inc                 400        2,000
 *General Motors Corporation Class H       6,781      650,976
 *General Semiconductor Inc                2,258       32,035
 *Genus Inc                                  700        3,150
 *GlobeSpan Inc                              900       58,613
 *GP Strategies Corporation                  398        2,438
 *Graham Corporation                         200        1,325
 *Hadco Corporation                          597       30,447
 Harman International Industries Inc         891       50,007
 Harris Corporation Inc                    3,900      104,081
 *Harvey Electronics Inc                   3,300        5,156
 *Hauppage Digital Inc                       300        6,038
 *Heartland Technology Inc                   500        1,500
 *HEI Inc                                    300        2,288
 Helix Technology Corporation              1,197       53,641
 *Herley Industries Inc                      236        3,584
 *hi/fn Inc                                  339       13,136
 *HMT Technology Corporation               2,954       11,816
 Hubbell Inc Class B                       3,342       91,070
 Hughes Supply Inc                         1,072       23,115
 *Hutchinson Technology Inc                1,199       25,479
 *Hytek Microsystems Inc                     700        1,181
 *Ibis Technology Corporation                405       20,098
 *IEC Electronics Corporation              2,800        6,650
 *IFR Systems Inc                          1,900       19,119
 *Illinois Superconductor Corporation      1,000        1,969
 *ImageX.com Inc                             700       29,313
 *Imation Corporation                      1,818       61,017
 *IMP Inc                                  2,900        9,244
 Innovex Inc                                 544        5,100
 *Integrated Device Technology Inc         4,281      124,149
 *Integrated Silicon                         868       14,376
 *Interlink Electronics Inc                  900       52,875
 *International Rectifier Corporation      2,405       62,530
 *inTEST Corporation                         300        5,400
 *Intevac Inc                                642        2,247
 *Invision Technologies Inc                  539        2,223
 *Jabil Circuit Inc                        4,439      324,047
 *Jason Inc                                  750        5,438
 *JNI Corporation                          1,000       66,000
 *JPM Company                                360        2,835
 Juno Lighting Inc                            48          498
 *Kemet Corporation                        1,954       88,052
 *Kent Electronics Corporation             1,250       28,438
 Kollmorgen Corporation                      373        4,593
 *Koss Corporation                           400        5,500
 *K-Tel International                        372        2,186
 *Lam Research Corporation                 1,933      215,650
 *Lamson & Sessions Company                  801        3,905
 *Lattice Semiconductor Corporation        2,296      108,199
 *Let's Talk Cellular & Wireless Inc       2,500        6,328
 Linear Technology Corporation             7,626      545,736
 *Littelfuse Inc                             908       22,033
 *Litton Industries Inc                    2,233      111,371
 *Logic Devices Inc                          600        1,875

--------------------------------------------------------------

                                           Shares        Value
--------------------------------------------------------------

 *Lowrance Electronics Inc                  1,700 $      8,553
 LSI Industries Inc                           356        7,699
 *Mackie Designs Inc                          561        2,945
 *Macromedia Inc                            2,389      174,696
 *Maker Communications Inc                    800       34,200
 *Mattson Technology Inc                      653       11,183
 *Maxim Integrated Products Inc            13,500      637,031
 *Maxwell Technologies Inc                    312        3,120
 *Measurements Specialties Inc                300        6,263
 *MedicaLogic Inc                           1,248       32,517
 *MEMC Electronic Materials Inc             3,212       39,347
 *Mercury Computer
 Systems Inc                                  944       33,040
 *Merix Corporation                           500        5,500
 Methode Electronics Inc Class A            1,690       54,291
 *Metrologic Instruments Inc                  241        3,254
 *Micrel Inc                                1,984      112,964
 *Micro Linear Corporation                    810        6,936
 *Microchip Technology Inc                  2,497      170,888
 *Micron Electronics Inc                    4,597       51,142
 *Microsemi Corporation                       617        5,476
 *Microvision Inc                             272        8,228
 *MIPS Technologies Inc Class A               967       50,284
 *MKS Instruments Inc                       1,300       46,963
 *MMC Networks Inc                          1,444       49,638
 *Moog Inc Class A                            369        9,963
 *MRV Communications Inc                    1,482       93,181
 *Nashua Corporation                          283        2,123
 *National-Standard Company                 3,000        9,375
 *Netro Corporation                         2,100      107,100
 *NETsilicon Inc                            1,000       20,063
 *Northeast Digital
 Networks Inc                              17,900          179
 *Novellus System Inc                       1,928      236,240
 *Nu Horizons Electronics Corporation         210        2,783
 *Nucentrix Broadband Networks Inc            300        7,350
 *Nuwave Technologies Inc                     600        1,388
 *Oak Industries Inc                          887       94,133
 *Oak Technology Inc                        1,699       16,034
 *On-Point Technology
 Systems Inc                                  400        1,000
 *OPTi Inc                                    683        3,628
 *ORBIT/FR Inc                                900        2,475
 *Ortel Corporation                           538       64,560
 *OSI Systems Inc                             434        2,387
 *OYO Geospace Corporation                  1,100       11,275
 *O.I. Corporation                            200          788
 *Pacific Aerospace & Electronics Inc         600          750
 *Panavision Inc                              360        1,688
 *Paradyne Networks Inc                     1,500       40,875
 Park Electrochemical Corporation             466       12,378
 *Parlex Corporation                          600       15,788
 *PCD Inc                                     310        2,093
 *PE Corporation-Celera Genomics Group      1,300      193,700
 *Percon Inc                                  100        1,475
 *Pericom Semiconductor Corporation           544       14,314
 *Photon Dynamics Inc                         400       15,500
 *Photronics Inc                            1,092       31,259

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

 *Pinnacle Holdings Inc                     2,000 $     84,750
 *Pinnacle Systems Inc                      1,134       46,140
 Pioneer-Standard Electronics Inc             971       14,019
 *Pixar Inc                                 2,288       80,938
 *Plexus Corporation                          780       34,320
 *PLX Technology Inc                        1,200       22,725
 *Policy Management System Corporation      1,613       41,232
 *Powell Industries Inc                       391        2,688
 *Power Integrations Inc                    1,312       62,894
 *Power-One Inc                               930       42,606
 *Printtrak International Inc                 508        4,953
 *QLogic Corporation                        1,770      282,979
 *QMS Inc                                     194          570
 *QualMark Corporation                      2,100        6,300
 *QuickLogic Corporation                      600        9,900
 Quixote Corporation                          292        4,453
 *Rambus Inc                                1,133       76,407
 *Ramtron International Corporation           840        5,618
 *Rayovac Corporation                       1,229       23,197
 *Read-Rite Corporation                     2,179       10,350
 *Recoton Corporation                         531        4,779
 *Remec Inc                                 1,134       28,917
 *Reptron Electronics Inc                   2,200       19,250
 *Research Frontiers Inc                      404        5,984
 *Research Inc                              3,200       16,000
 *RF Micro Devices Inc                      3,876      265,264
 *RF Monolithics Inc                          257        1,542
 Richardson Electronics                       481        3,608
 *Robinson Nugent Inc                       2,200       28,600
 *Rogers Corporation                          281       10,748
 *Rudolph Technologies Inc                    717       24,020
 *Saf T Lok Inc                               800          875
 *Sage Inc                                    500        9,688
 *Sanmina Corporation                       2,898      289,438
 *SBS Technologies Inc                        315       11,498
 *SCI Systems Inc                           3,687      303,025
 Scientific Technologies Inc                  430        2,338
 *SDL Inc                                   1,762      384,116
 *Semtech Corporation                       1,418       73,913
 *Sensar Corporation                          800       47,600
 *Sensormatic Electronics Corporation       3,751       65,408
 *Sensory Science Corporation                 700        1,225
 *Sheldahl Inc                                484        2,087
 *Sigmatron International Inc                 200        1,300
 *Signal Technology Corporation             2,400       17,400
 *Silicon Image Inc                         1,200       84,075
 *Silicon Storage Technology                1,329       54,821
 *Silicon Valley Group Inc                  1,468       26,057
 *Siliconix Inc                               567       74,561
 *SIPEX Corporation                           860       21,124
 SL Industries Inc                            253        2,941
 *SLI Inc                                   1,699       23,043
 *Somera Communications Inc                 2,300       28,606
 *Spacehab Inc                                412        2,215
 *Sparton Corporation                         350        1,859
 *Spectra-Physics Lasers Inc                  796       22,288
 *Spectrum Control Inc                        490        5,206
 *Spire Corporation                         2,000       11,500
 *SRS Labs Inc                                521        3,061

-----------------------------------------------------------------------

                                                    Shares        Value
-----------------------------------------------------------------------

 *Star Struck Ltd                                    2,800 $     12,250
 *Stoneridge Inc                                     1,002       15,468
 *Superconductor Technologies Inc                    2,500       12,188
 *Supertex Inc                                         542       10,942
 *Surge Components Inc                               1,900        6,947
 Symbol Technologies Inc                             4,454      283,107
 TB Woods Corporation                                  261        2,219
 *Tech Sym Corporation                                 223        4,599
 Technitrol Inc                                        723       32,174
 Tech/Ops Sevcon Inc                                   139        1,390
 *Telcom Semiconductor Inc                             847       17,787
 *The Carbide/Graphite Group                           373        2,425
 *The DII Group Inc                                  1,789      126,963
 The Eastern Company                                   160        2,500
 *The Genlyte Group Inc                                802       17,143
 *The Panda Project Inc                              8,100          344
 *Thermo Ecotek Corporation                          1,607        8,537
 *Thermo Instrument Systems inc                      5,934       66,016
 *Thermo Vision Corporation                            500        3,469
 Thomas Industries Inc                                 710       14,511
 *Three-Five Systems Inc                               497       20,377
 *Trans-Industries Inc                               1,300        7,150
 *Transmation Inc                                      400          963
 *TranSwitch Corporation                             1,222       88,671
 *Trident Microsystems Inc                             577        5,914
 *Trimble Navigation Ltd                               915       19,787
 *TriQuint Semiconductor Inc                           873       97,121
 *Triumph Group Inc                                    515       12,457
 *UCAR International Inc                             2,112       37,620
 *Ultralife Batteries Inc                              469        2,873
 *Unique Mobility Inc                                  714        2,945
 *Universal Display Corporation                        300        5,025
 *Universal Electric                                   289       13,294
 *uniView Technologies Corporation                   2,400       11,250
 *U.S. Wireless Corporation                            600        9,075
 *V3 Semiconductor Inc                                 400        5,200
 *Valence Technology Inc                             1,046       19,874
 *Varian Inc                                         1,330       29,925
 *Varian Semiconductor Equipment Associates Inc      1,430       48,620
 *Vicor Corporation                                  1,975       79,988
 *Viisage Technology Inc                               900        7,256
 *Virata Corporation                                 1,000       29,875
 *Vishay Intertechnology Inc                         4,183      132,287
 *Vitesse Semiconductor Corporation                  7,652      401,252
 Watkins-Johnson Company                               241        9,640
 *WESCO International Inc                            1,800       15,975
 *Williams Controls Inc                              2,200        4,881
 *Wireless Telecom Group Inc                           500        1,594
 Woodhead Industries Inc                               406        4,720
 *WPI Group Inc                                      2,700        6,581
 *Xicor Inc                                            800       10,950
 *Zing Technologies Inc                                200        2,575
 *Zoltek Companies Inc                                 798        6,883
 *Zoran Corporation                                    672       37,464
                                                           ------------
                                                             17,330,065
                                                           ------------
Entertainment & Leisure--1.4%
 *4Kids Entertainment Inc                              500       14,000
 *800 Travel Systems Inc                               500        1,094
 *Acres Gaming Inc                                   3,300        2,991
 *Adams Golf Inc                                       829        1,347

December 31, 1999

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 Allen Organ Company Class B                       171 $      6,498
 *Alliance Gaming Corporation                      437        1,188
 *Alpha Hospitality Corporation                    400        2,500
 *AMC Entertainment                              1,050        9,056
 *American Coin Merchandising Inc                  200          550
 *American Wagering Inc                            348        2,132
 *AMF Bowling Inc                                4,403       13,759
 *Anchor Gaming                                    539       23,413
 *Argosy Gaming Company                          1,103       17,165
 *Ascent Entertainment Group                     1,331       16,887
 *Autotote Corporation Class A                   1,200        3,900
 *Avid Technology Inc                            1,096       14,317
 *A.T. Cross Class A                               610        2,745
 *Bally Total Fitness Holdings Corporation       1,035       27,622
 *barnesandnoble.com inc                         1,300       18,444
 *Boca Resorts Inc Class A                       1,561       15,220
 *Boyd Gaming Corporation                        2,480       14,415
 *Brass Eagle Inc                                  200        1,000
 *Brilliant Digital Entertainment Inc              500        1,969
 Callaway Golf Company                           3,860       68,274
 *Carmike Cinemas Inc Class A                      419        3,273
 *Championship Auto Racing                         678       15,594
 *Cheap Tickets Inc                              1,000       13,688
 Churchill Downs Inc                               477       10,762
 *Clark (Dick) Prod Inc                            309        4,596
 *Cleveland Indians Baseball                       600       12,563
 *CNET Inc                                       3,640      206,570
 *Coastcast Corporation                            357        5,935
 *Coleman Company Inc                            2,497       23,253
 CPI Corporation                                   569       12,838
 *Craig Corporation                              1,000        6,875
 *Cybex International Inc                        1,900        4,988
 *Department 56 Inc                                808       18,281
 *Direct Focus Inc                                 400       11,100
 Dover Downs Entertainment                       1,590       29,813
 *DSI Toys Inc                                     505        1,452
 *Egreetings Network Inc                         1,950       19,744
 Ellett Brothers Inc                               200        1,375
 *EMusic.com Inc                                 1,600       16,400
 *Escalade Inc                                     139        1,807
 *Expedia Inc Class A                            1,400       49,000
 *Family Golf Centers Inc                          952        1,339
 *Fotoball USA Inc                               2,400       15,150
 *Four Media Company                               763       11,350
 *garden.com Inc                                   400        3,475
 Gaylord Entertainment Company Class A           1,767       52,900
 *GetThere.com Inc                               1,587       63,877
 *Golf Entertainment Inc                         1,300        1,259
 *GTECH Holdings Corporation                     1,846       40,612
 *Hollywood Entertainment Corporation            2,193       31,799
 *Hollywood Park Inc                             1,151       25,826
 *Image Entertainment Inc                          599        3,351
 *Imaginon                                       1,346        5,721
 International Game Technology                   5,021      101,989
 International Speedway Corporation Class A      2,738      137,914
 *Jackpot Enterprises Inc                          385        3,200
 *Jakks Pacific Inc                                628       11,736

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *JCC Holding Company Class A                       1,000 $      2,813
 *Johnson Worldwide Associates                        300        2,128
 K2 Inc                                               611        4,659
 *Kushner Locke Company                               489        2,124
 *Lady Luck Gaming Corporation                      2,000       20,375
 *Lakes Gaming Inc                                    389        3,088
 *Laser-Pacific Media Corporation                     500        5,031
 *Liquid Audio Inc                                    800       21,000
 *Loews Cineplex Entertainment                      2,622       15,404
 *Macrovision Corporation                           1,280       94,720
 *Mandalay Resort Group                             4,656       93,702
 *Martha Stewart Living Omnimedia Inc Class A         700       16,800
 *Metro Goldwyn Mayer Inc (MGM)                     9,740      229,499
 *MGM Grand Inc                                     3,141      158,032
 *MP3.com Inc                                       3,500      110,906
 *Multimedia Games Inc                                200          431
 *Musicmaker.com Inc                                1,100        6,463
 *Navigant International Inc                          579        6,767
 *Paul-Son Gaming Corporation                       1,300        5,850
 *PDS Financial Corporation                           300          506
 *Penn National Gaming Inc                            543        4,887
 *Platinum Entertainment Inc                          600        1,500
 *Play By Play Toys & Novelties Inc                 1,500        2,531
 *Playcore Inc                                      1,200        9,600
 *Players International Inc                         1,178        9,682
 *Premier Parks Inc                                 3,774      108,974
 *Racing Champions Corporation                      1,589        7,051
 *Rawlings Sporting Goods Company                     287        1,722
 *Reading Entertainment Inc                           333        1,915
 *Rentrak Corporation                                 300        2,119
 *Resortquest International Inc                       754        3,157
 *Riddell Sports Inc                                  500        1,719
 *Sabre Group Holdings Inc                          1,002       51,353
 *SFX Entertainment Inc Class A                     3,301      119,455
 *Speedway Motorsports                              2,056       57,183
 *Sport Supply Group Inc                              331        2,276
 *Sports Club Company Inc                             600        2,325
 *Steinway Musical Instruments                        325        6,581
 *TBA Entertainment Corporation                       500        2,656
 *TearDrop Golf Company                               400          550
 *Ticketmaster Online-CitySearch Inc Class B          613       23,562
 Todd Ao Corporation Class A                          300        9,150
 *Topps Company Inc                                 2,611       27,089
 *Toymax International Inc                            474        2,222
 *Trimark Holdings Inc                              1,000        3,594
 *Unapix Entertainment Inc                            400          750
 *United Leisure Corporation                          400        1,300
 *Video Update Inc Class A                          1,200          312
 *Westwood One Inc                                  2,793      212,268
 *WMS Industries Inc                                1,202       15,776
 *World Wrestling Federation Entertainment Inc        400        6,900
 *Youbet.com Inc                                    1,400        6,038
                                                          ------------
                                                             2,768,386
                                                          ------------

December 31, 1999

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

Environmental Controls--0.2%
 *ATG Inc                                          810 $      3,493
 *Capital Environmental Resource Inc               200        1,188
 *Casella Waste Systems Inc Class A                966       18,233
 *Covol Technologies Inc                           559          402
 *Crown Andersen Inc                               100          750
 *Environmental Elements Corporation               300          694
 *GZA GeoEnvironmental Technologies Inc            600        2,700
 *Harding Lawson Associates Group Inc              300        2,325
 *Hi-Rise Recycling Systems Inc                    900        1,969
 *Layne Christensen Company                        520        3,770
 *Metal Management Inc                           3,900       14,625
 *MFRI Inc                                         300        1,294
 *MPM Technologies Inc                             300        1,950
 *New Horizons Worldwide Inc                       309        3,666
 Ogden Corporation                               2,497       29,808
 *Republic Services Inc Class A                  8,967      128,901
 *Safety-Kleen Corporation                       5,054       57,173
 Sevenson Environmental Services Inc               200        1,900
 *Stericycle Inc                                   700       13,169
 *Strategic Diagnostic Inc                         300        1,969
 *Synagro Technologies Inc                       1,600        7,800
 *Thermatrix Inc                                   300          263
 *TRC Companies Inc                                500        3,844
 Trigen Energy Corporation                         453        7,871
 *U.S. Liquids Inc                                 754        6,315
 *Waste Connections Inc                            943       13,615
 *Waste Industries                                 693        7,840
 *Waste Systems International                      724        3,439
                                                       ------------
                                                            340,966
                                                       ------------
Financial Services--3.2%
 *Acacia Research Corporation                      400       11,975
 Advanta Corporation Class A                     1,193       21,772
 Advest Group Inc                                  398        7,313
 *Affiliated Managers Group                      1,084       43,834
 AG Edwards Inc                                  4,612      147,872
 Allied Capital Corporation                      2,939       53,820
 American Capital Strategies                       707       16,084
 *Americredit                                    3,403       62,956
 *Ameritrade Holding Corporation Class A         7,659      166,105
 *Ampal-American Israel Corporation Class A        883        8,168
 Amplicon Inc                                      436        4,742
 *Amresco Inc                                    2,017        2,837
 *Analytical Surveys Inc                           249        2,848
 Apartment Investment & Management Company       3,231      128,634
 *Arcadia Financial Ltd                          1,444        6,408
 *Atalanta Sosnoff Capital Corporation             500        4,250
 Avalon Capital Inc                                400        7,100
 *A.B. Watley Group Inc                            200        2,150
 *Boron Lepore & Associates                        466        3,029
 Camden Property Trust                           1,993       54,558
 Capitol Federal Financial                       4,100       39,975
 *Caribiner International Inc                    1,073        3,890

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *Cash Technologies Inc                               100 $      1,431
 *Central Financial Acceptance Corporation            300        2,213
 *Century Business Services                         4,128       34,830
 Charter Municipal Mortgage Acceptance                921       10,822
 CIT Group Inc Class A                             13,446      284,047
 *Collectors Universe Inc                           1,300        8,125
 *CompuCredit Corporation                           1,900       73,150
 Conning Corporation                                  477        3,935
 *Consumer Portfolio Services                         700        1,094
 *ContiFinancial Corporation                        1,724          404
 *Credit Acceptance Corporation                     2,070        7,633
 *Creditrust Corporation                              395        3,037
 *Crescent Operating Inc                            1,800        4,950
 *Crown Group Inc                                     444        2,192
 Dain Rauscher Corporation                            556       25,854
 *Delta Financial Corporation                         688        2,838
 *Digital Insight Corporation                         700       25,463
 Donaldson Lufkin & Jenrette Inc                    6,392      309,213
 *Donna Karan International Inc                       796        5,224
 Doral Financial Corporation                        1,908       23,492
 *DVI Inc                                             519        7,882
 Eaton Vance Corporation                            1,808       68,704
 *Ebay Inc                                          6,403      801,576
 *Electronic Processing Inc                           207        3,105
 *E-LOAN Inc                                        1,900       30,875
 *Enercorp Inc                                        700        1,488
 *Equitex Inc                                         439        3,512
 *eSPEED Inc Class A                                1,800       88,928
 *E*TRADE Group Inc                                11,822      308,850
 *Factual Data Corporation                            900        7,200
 *Federal Agric Management Corporation Class A        400        6,450
 Federated Investors Inc Class B                    4,060       81,454
 *Financial Federal Corporation                       665       15,170
 *Finet Holdings Corporation                        3,100        4,069
 Finova Group Inc                                   2,993      106,252
 First Albany Companies Inc                           330        4,764
 *First Cash Inc                                      400        3,300
 *First Sierra Financial Inc                          924       15,824
 *Firstcity Financial Corporation                     305          839
 *Food Technology Service Inc                         450        2,728
 *Forrester Research Inc                              383       26,379
 Freedom Securities Corporation                       899       10,114
 *Friedman Billings Ramsey Group Inc Class A          555        4,371
 Fulton Financial Corporation                       3,396       61,128
 *Gabelli Asset Management Inc Class A                500        8,125
 *Gallery of History Inc                              400        1,300
 *GlobalNet Financial.com Inc                         500       14,406
 *Greg Manning Auctions Inc                           400        5,500
 *Hallwood Group                                      600        7,313
 Harris & Harris Group Inc                            600        6,900
 Heller Financial Inc                               2,508       50,317
 Hibernia Corporation Class A                       7,696       81,770
 *Hoening Group                                       400        3,700
 *Hpsc Inc                                            200        1,850
 *H.D. Vest Inc                                       300        1,894
 *Imperial Credit Industries Inc                    1,648       10,300

December 31, 1999

-----------------------------------------------------------------------
MIP Extended Index Portfolio                        Shares        Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------

 IndyMac Mortgage Holdings Inc                       3,938 $     50,210
 *Innotrac Corporation                                 331        4,551
 *Insurance Auto Auctions Inc                          517        8,143
 Investment Technology Group Inc                     2,254       64,803
 *Iron Mountain Inc                                  1,710       67,224
 *Iti Technologies Inc                                 306        9,180
 *JB Oxford Holdings Inc                               521        4,005
 Jeffries Group Inc                                  1,040       22,880
 John Nuveen & Company Inc Class A                   1,402       50,560
 *JWGenesis Financial Corporation                      763       22,604
 *Kent Financial Services Inc                        1,000        4,000
 *Kinnard Investments Inc                            1,200        8,925
 *Kirlin Holding Corporation                         2,000       17,250
 *Knight/Trimark Group Inc Class A                   5,590      257,140
 *Labranche & Company Inc                            1,900       24,225
 Legg Mason Inc                                      2,797      101,391
 Liberty Property Trust                              3,233       78,400
 *LINC Capital Inc                                     900        4,275
 *Lo-Jack Corporation                                  668        4,509
 *MACC Private Equities Inc                            520        6,955
 *Marketing Services Group Inc                       1,000       16,750
 *Matrix Bancorp Inc                                   247        2,964
 Medallion Financial Corporation                       516        9,256
 *Memberworks Inc                                      698       23,165
 Metris Companies Inc                                1,822       65,023
 MicroFinancial Inc                                    700        8,181
 Morgan Keegan Inc                                   1,444       24,277
 *Mortgage.com Inc                                   1,800       10,463
 *Mossimo Inc                                          671        5,410
 *M.H. Meyerson & Company Inc                          300        1,575
 *National Discounts Brokers Group Inc               1,126       29,698
 *National Processing Inc                            2,265       20,102
 *NCO Group Inc                                      1,360       40,970
 *Netcentives Inc                                    1,600       99,700
 *Netzee Inc                                         1,000       16,625
 Neuberger Berman Inc                                2,500       62,188
 *New Century Financial Corporation                    533        8,395
 *Newsedge Corporation                               1,632       19,074
 *NextCard Inc                                       2,200       63,525
 *Norstan Inc                                          492        3,137
 *Ocwen Financial Corporation                        3,216       20,102
 *Omega Worldwides Inc                                 548        2,552
 *Online Resources & Communications Corporation        700       11,638
 *onlinetradinginc.com                                 900        9,788
 *Overland Data Inc                                    451        3,383
 *Paulson Capital Corporation                          500        2,641
 *Pegasystems Inc                                    1,383       15,559
 *Pelican Financial Inc                                400        1,500
 Peoples Heritage Financial Group Inc                5,051       76,081
 *Per-Se Technologies Inc                            1,301       10,937
 Phoenix Investment Partners                         2,008       16,315
 *Pioneer Group                                      1,155       18,191

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 Pmc Capital Inc                                500 $      4,063
 *Point West Capital Corporation                245        2,419
 Post Properties Inc                          1,901       72,713
 *Precision Response Corporation                894       21,680
 *Professional Detailing Inc                    478       14,310
 *Ragen Mackenzie Group Inc                     481        8,658
 Raymond James Financial Corporation          2,266       42,346
 Resource America Inc Class A                   806        6,347
 Resource Bancshares Mortgage Group           1,053        4,771
 *Ritchie Brothers Auctioneers Inc              900       24,975
 *Rwd Technologies Inc                          550        5,706
 *S1 Corporation                              1,703      133,047
 Seacoast Financial Services Corporation      1,200       12,225
 *Seattle Filmworks Inc                         726        2,019
 *SGV Bancorp Inc                               200        4,375
 Siebert Financial Corporation                  939       13,850
 *Sitel Corporation                           3,168       22,176
 *Softnet Systems                               718       18,040
 Source Capital Corporation                     500        2,875
 Southwest Securities Group Inc                 524       14,345
 *Startek Inc                                   589       21,351
 Stifel Financial Corporation                   300        2,963
 Student Loan Corporation                     1,094       54,563
 *TD Waterhouse Group Inc                     1,900       31,231
 *Telespectrum Worldwide Inc                  1,447       10,310
 *Teletech Holdings Inc                       2,995      100,941
 *The Banc Stock Group Inc Class A              800        2,400
 The Goldman Sachs Group Inc                  3,538      333,235
 *The WMF Group Ltd                           2,000       11,500
 The Ziegler Companies Inc-WI                   107        1,578
 *Transmedia Network Inc                        574        1,399
 *UniCapital Corporation                      2,301        8,485
 United Asset Management Corporation          2,938       54,537
 Value Line Inc                                 446       16,056
 *Vestcom International Inc                     393        1,376
 Virginia Commonwealth Finan                    329        8,061
 *VSI Holdings Inc--GA                        1,414        6,275
 Wackenhut Corporation                          867       12,951
 Waddell & Reed Financial Inc Class A         2,970       80,561
 *Warrantech Corporation                        694        1,041
 *Waterside Capital Corporation                 500        4,563
 *Web Street Inc                              1,300       16,088
 *WebFinancial Corporation                      300        1,866
 Wfs Financial Inc                            1,048       22,139
 Wilmington Trust Corporation                 1,596       77,007
 *Wind River Systems                          1,991       72,920
 *Wit Capital Group Inc                         500        8,500
 *World Acceptance Corporation                  701        3,374
                                                    ------------
                                                       6,417,210
                                                    ------------
Food Retailers--0.4%
 *7-Eleven Inc                               19,445       34,637
 *Arden Group Inc                               320       11,520
 Delhaize America Inc
 (non-voting shares)                          7,703      156,467
 *Foodarama Supermarkets Inc                    100        1,988
 Hannaford Brothers Company                   2,091      144,932

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *Homeland Holding Corporation                 3,000 $     10,875
 Ingles Markets                                  660        7,343
 Marsh Supermarkets Inc Class B                  911        9,224
 *Rocky Mountain Chocolate Factory Inc           300        1,575
 Schultz Sav O Stores Inc                        742        9,461
 Seaway Food Town Inc                            645       10,481
 *Starbucks Corporation                        9,272      224,846
 *Synergy Brands Inc                             400        1,188
 *The Grand Union Company                      1,000       10,125
 *United Heritage Corporation                    160          540
 *Village Super Market Inc Class A               700        9,144
 *Vlasic Foods International Inc               2,135       12,143
 *Webvan Group Inc                             1,200       19,800
 Weismarkets Inc                               2,368      103,008
 *Whole Foods Market Inc                       1,279       59,314
 *Wild Oats Markets Inc                          876       19,436
                                                     ------------
                                                          858,047
                                                     ------------
Forest Products & Paper--0.7%
 American Woodmark Corporation                   353        8,560
 Associated Materials Inc                        406        6,648
 Bowater Inc                                   2,515      136,596
 *Buckeye Technologies Inc                     1,702       25,317
 *Building Materials Holdings Corporation        566        5,802
 Caraustar Industries Inc                      1,220       29,280
 Chesapeake Corporation                        1,059       32,300
 Consolidated Papers Inc                       4,546      144,620
 *Crown Vantage Inc                            3,200        6,600
 *Day Runner Inc                                 438        1,711
 *Decora Industries Inc                          328          882
 *Drew Industries Inc                            505        4,545
 Ennis Business Forms                            599        4,642
 *Fibermark Inc                                  286        3,361
 *Gaylord Container Class A                    2,383       16,234
 Georgia Pacific Corporation                   4,007       98,672
 Glatfelter (P H) Company                      2,081       30,305
 Hunt Corporation                                411        3,905
 *Ivex Packaging Corporation                     936        9,360
 *Kevco Inc                                      306          574
 Liberty Homes Inc Class A                       200        1,638
 Longview Fibre Company                        2,812       40,071
 *Mail-Well Inc                                2,284       30,834
 *Palex Inc                                      721        5,047
 *Paragon Trade Brands Inc                       534          123
 Patrick Industries Inc                          216        1,998
 *Playtex Products Inc                         2,999       46,110
 Pope And Talbot                                 497        7,952
 Rayonier Inc                                  1,646       79,522
 Republic Group                                  533        8,062
 Rock-Tenn Company Class A                     1,029       15,178
 *Shorewood Packaging Corporation              1,287       24,373
 *Simpson Manufacturing Company Inc              517       22,619
 *Smurfit-Stone Container Corporation         11,116      272,342
 St Joe Corporation                            4,324      105,127
 TJ International n Inc                          903       37,926

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *TST/Impreso Inc                                 300 $      1,181
 *United Stationers                             1,646       47,014
 Universal Forest Products Inc                    926       13,659
 Wausau-Mosinee Paper Corporation               2,633       30,773
                                                      ------------
                                                         1,361,463
                                                      ------------
Health Care Providers--1.0%
 *Accredo Health Inc                              500       15,375
 *Allscripts Inc                                1,100       48,400
 *Alterra Healthcare Corporation                  982        8,163
 *America Service Group Inc                       300        4,500
 *American Dental Partners Inc                    932        6,524
 *American Healthcorp Inc                         305        1,392
 *American Retirement Corporation                 765        6,072
 *Ameripath Inc                                   873        7,148
 *Amsurg Inc Class A                              451        2,932
 *Apria Healthcare Group                        3,016       54,100
 *ARV Assisted Living Inc                         710        1,065
 *Assisted Living Concepts Inc                    778        1,702
 *Beverly Enterprises Inc                       4,781       20,917
 *Caredata.com Inc                              2,800       18,550
 *Caremark Rx Inc                               9,904       50,139
 *Carematrix Corporation                          796        1,990
 *Castle Dental Centers Inc                       500        1,500
 *Centennial Healthcare Corporation               639        1,917
 *Chronimed, Inc                                  546        4,197
 *Coast Dental Services Inc                       341          831
 *Core Inc Massachusetts                          350        3,347
 *Corvel Corporation                              300        7,050
 *Coventry Health Care Inc                      2,832       19,116
 *Cryolife Inc                                    467        5,487
 *Curative Health Services Inc                    470        3,643
 *Daxor Corporation                               213        3,089
 *Dianon Systems Inc                              303        4,166
 *drkoop.com Inc                                1,300       15,438
 *Dynacq International Inc                        500        9,000
 *Emeritus Corporation                          1,243        8,080
 *Enzo Biochem Inc                              1,218       54,886
 *Enzon Inc                                     1,984       86,056
 *Express Scripts Inc Class A                   1,904      121,856
 *First Health Group Corporation                3,121       83,877
 *Foundation Health Systems                     6,067       60,291
 *Genesis Health Ventures Inc                   1,575        3,248
 *Health Management Associates Inc Class A     12,637      169,020
 *Health Systems Design Corporation               300        1,575
 *Healthcentral.com                             3,238       23,678
 *Healtheon Corporation                         3,781      141,788
 Hooper Holmes Inc                              1,359       34,994
 *Human Genome Sciences Inc                     1,203      183,608
 *Immunomedics Inc                              1,393       17,064
 *Impath Inc                                      412       10,480
 *IntegraMed America Inc                          400        1,350
 *Integrated Health Services Inc                2,363          295
 *InterDent Inc                                   800        6,450
 *Laser Vision Centers Inc                      1,192       12,591
 *Lifemark Corporation                            300          975
 *LifePoint Hospitals Inc                       1,500       17,719
 *Lincare Holdings Inc                          3,204      111,139
 *Magellan Health Services Inc                  1,414        8,926
 *Mariner Post-Acute Network                    1,858          130

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *Matria Healthcare Inc                      1,342 $      5,536
 *Maxicare Health Plans Inc                    661        1,900
 *Mid Atlantic Medical Services Inc          2,320       19,285
 *National Dentex Corporation                  656       10,988
 *Novacare Inc                               1,300          244
 *Orthodontic Centers of America             2,338       27,910
 *Oxford Health Plans Inc                    4,096       51,968
 *PacifiCare Health Systems Inc Class A      2,336      123,808
 *Pediatrix Medical Group Inc                  683        4,781
 *Pentegra Dental Group Inc                    400          475
 *PMR Corporation                              312        1,014
 *Prime Medical Service Inc                    659        6,013
 *ProVantage Health Services Inc             1,000        8,000
 *Province Healthcare Company                  779       14,801
 Psychemedics Corporation                    2,416       12,080
 *Ramsay Youth Services Inc                    400          588
 *Raytel Medical Corporation                 2,500        7,656
 *Rehabcare Corporation                        339        7,161
 *Renal Care Group Inc                       2,213       51,729
 *Renex Corporation                            300        2,794
 *SeraCare Inc                               1,900        6,650
 *Sierra Health Services Inc                 1,213        8,112
 *Sight Resource Corporation                   500        1,031
 *Sonus Corporation                            400        1,200
 *Sunrise Assisted Living Inc                  950       13,063
 *Syncor International Corporation-Del         491       14,300
 *Total Renal Care Holdings Inc              4,621       30,903
 *Transworld Healthcare Inc                    784        1,470
 *Triad Hospitals Inc                        1,600       24,200
 *United Payors & United Prov                  764       12,654
 *Universal Health Services Inc Class B      1,765       63,540
 *Urocor Inc                                   468        1,960
 *U.S. Physical Therapy Inc                  1,200       10,200
 Ventas Inc                                  3,435       14,384
 *Veterinary Centers of America                926       11,922
 *VisionAmerica Inc                            500        1,500
 *Women First Health Care Inc                  500        2,625
                                                   ------------
                                                      2,066,271
                                                   ------------
Heavy Construction--0.1%
 Abrams Industries                             300        1,275
 *Amrep Corporation                            500        2,375
 *Anthony & Sylvan Pools Corporation           221        1,535
 *Crossmann Communities Inc                    514        7,967
 *Del Webb                                     808       20,150
 *Fairfield Communities Inc                  2,054       22,081
 Granite Construction Inc                    1,436       26,476
 *Hovnanian Ent Class A                      1,300        8,369
 *Kentucky Electric Steel Inc                2,800        6,650
 Lennar Corporation                          3,001       48,766
 Mcgrath Rentcorp                              916       16,030
 *Meadow Valley Corporation                    400        1,450
 *Morrison Knudsen Corporation               2,689       21,008
 M/I Schottenstein Homes Inc                   325        5,058
 *Perini Corporation                           200          775
 *Rottlund Company                           1,200        3,150
 Rouse Company                               3,969       84,341

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 *TransCoastal Marine Services Inc            2,300 $      6,613
 *Unifab International Inc                      300        1,706
 *U.S. Home Corporation                         607       15,516
 *Williams Industries Inc                       300        1,050
                                                    ------------
                                                         302,341
                                                    ------------
Heavy Machinery--1.1%
 *Ag-Chem Equipment                             355        3,683
 Agco Corporation                             2,763       37,128
 Alamo Group Inc                                359        3,590
 *Albany International                        1,408       21,818
 Allied Products Corporation                    528        1,881
 *Altair International                          859        3,436
 *American Aircarriers Support                  288        2,232
 *American Standard Companies                 3,645      167,214
 Ampco-Pittsburgh Corporation                   353        3,574
 Applied Industrial Technology Inc              969       16,110
 Applied Power Inc Class A                    1,928       70,854
 *Applied Science & Technology                  516       17,149
 *Arguss Holdings                               471        6,123
 *Astec Industries                              843       15,859
 *Asyst Technologies Inc                        718       47,074
 *Aviall Inc                                  1,070        8,761
 *Aviation Sales Company                        658       10,857
 *Avteam Inc Class A                            677        3,639
 *A.S.V. Inc                                    455        6,199
 *Baldwin Technology Company Inc Class A        676        1,437
 BHA Group Inc                                  319        2,512
 *Bolt Technology Corporation                   800        3,050
 *Brooks Automation Inc                         505       16,444
 Cascade Corporation                            427        3,923
 *CFM Technologies Inc                          452        4,379
 *CH Heist Corporation                          800        4,600
 Charter Industries                           1,077        4,308
 CMI Corporation Class A                        894        6,314
 Columbus Mckinnon Corporation                  616        6,237
 *Ctb International Corporation                 454        2,639
 *CVC Inc                                       600        5,775
 Detroit Diesel Corporation                   1,105       21,202
 Donaldson Company Inc                        2,264       54,478
 *Dril-Quip                                     836       25,394
 Dt Industries Inc                              468        3,686
 *Dycomind                                    1,394       61,423
 *Electroglas Inc                               827       20,985
 Engineered Support Systems                     317        3,804
 *Farr Company                                  395        3,851
 Fedders Corporation                          1,424        7,832
 Federal Mogul Corporation                    3,511       70,659
 *Flow International Corporation                551        6,268
 Flowserve Corporation                        1,818       30,906
 *Gardner Denver Inc                            693       11,564
 *Gasonics International Corporation            622       12,285
 *Gehl Corporation                              300        5,400
 *Glacier Water Services Inc                    135        2,185
 Gleason Corporation                            478       11,114
 Gorman Rupp Company                            315        5,513
 Graco Inc                                      998       35,803
 Hardinge Inc                                   362        4,729
 Harnischfeger Industries Inc                   800          325

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Hirsch International Corporation Class A        800 $        900
 *Hurco Companies Inc                             600        2,100
 Idex Corporation                               1,512       45,927
 *Iic Industries Inc                              400        3,950
 *Industrial Distribution Group                   779        2,532
 *Industrial Holdings Inc                         778        1,994
 *Insituform Technologies Class A               1,180       33,335
 *IRI International Corporation                 1,785        7,140
 *ITEQ Inc                                      1,200        1,050
 *JLK Direct Distribution Inc Class A           1,100       11,344
 Kaman Corporation Class A                      1,059       13,635
 Katy Industries Inc                              306        2,658
 *Key Technology Inc                              200        1,800
 *Knight Transportation Inc                       669       11,457
 *Kulicke & Soffa Industries                    1,042       44,350
 *Lancer Corporation-TX                           336        1,554
 Lincoln Electric Holding Inc                   2,254       46,489
 Lindsay Manufacturing Company                    584       10,658
 Lufkin Industries Inc                            241        3,615
 *MagneTek Inc                                  1,412       10,855
 Manitowoc Company Inc                          1,359       46,206
 *Mansur Industries Inc                         1,200        6,150
 *McClain Industries Inc                          400        2,000
 *Mestek Inc                                      328        6,642
 Met-Pro Corporation                              306        3,060
 *Metromedia International Group Inc            4,998       23,740
 *Mitcham Industries Inc                        2,200        7,563
 *Newcor Inc                                    2,500        6,563
 NN Ball & Roller Inc                             662        4,800
 Nordson Corporation                              831       40,096
 *P & F Industries Inc Class A                    200        1,288
 *Park-Ohio Holdings Corporation                  411        4,059
 *Paxar Corporation                             2,143       18,082
 *Pentacon Inc                                    745        2,328
 Pentair Inc                                    2,518       96,943
 *Plasma-Therm Inc                                700        8,575
 *Plm International Inc                         1,800       10,575
 *Presstek Inc                                  1,490       20,674
 Quipp Inc                                        100        1,500
 *Riviera Tool Company                            315        1,221
 Robbins & Myers Inc                              506       11,448
 *Sames Corporation                               132        2,013
 Sauer Inc                                      1,210       10,966
 *Schmitt Industries Inc                        3,300        7,631
 *Scott Technologies Inc                          799       15,081
 *Semitool Inc                                    608        9,120
 SI Handling Systems Inc                          100          953
 *Specialty Equipment Company                     822       19,677
 *SpeedFam-IPEC Inc                             1,388       17,957
 *Speizman Industries Inc                       1,900        9,025
 *SPS Technologies Inc                            566       18,077
 *SPX Corporation                               1,568      126,714
 Tecumseh Products Company Class A              1,039       49,028
 *Tegal Corporation                             3,000       26,531
 Teleflex Inc                                   1,973       61,780
 Tennant Company                                  415       13,591
 *Terex Corporation                             1,230       34,133

------------------------------------------------------------

                                         Shares        Value
------------------------------------------------------------

 *The Middleby Corporation                  200 $      1,125
 *Thermadyne Holdings Corporation           144        2,808
 *Thermo Fibertek Inc                     2,750       19,594
 *Thermo Sentron Inc                        447        6,482
 *Tokheim Corporation                       566        2,052
 Toro Company                               575       21,455
 *Total Containment Inc                     300          638
 *Tractor Supply Company                    522        8,352
 *Turbochef Inc                             640        5,080
 Twin Disc Inc                              126        1,496
 *Ultratech Stepper Inc                     943       15,206
 United Industial Corporation             1,053        9,740
 *Waterlink Inc                             547        1,368
 Watsco Inc                               1,506       17,413
 *Weatherford International Inc           5,460      218,059
 *White Cap Industries Inc                  393        5,895
 Woodward Governor Company                  416       11,440
 York International Corporation           1,992       54,656
                                                ------------
                                                   2,314,197
                                                ------------
Home Construction, Furnishings & Appliances--
0.6%
 *American Homestar Corporation             880        3,465
 Bassett Furniture Industries Inc           579        9,264
 *Beazer Homes USA Inc                      231        4,447
 *BioShield Technologies Inc                600        7,125
 Bush Industries Class A                    380        6,531
 *C3 Inc-N C                                311        1,885
 Cavalier Homes Inc                         724        2,851
 *Champion Enterprises Inc                2,452       20,995
 *Chromcraft Revington Inc                  402        4,221
 Clayton Homes Inc                        7,405       68,033
 *Congoleum Corporation Class A             900        3,600
 *Dal Tile International Inc              2,596       26,285
 *Diamond Home Services Inc                 400          200
 *Dominion Homes Inc                      1,300        8,125
 Donnelly Corporation                       371        5,194
 DR Horton Inc                            3,288       45,416
 Engle Homes Inc                            411        4,932
 Ethan Allen Interiors Inc                1,949       62,490
 Falcon Products Inc                        334        2,881
 Flexsteel Industries                       252        3,371
 *Fossil Inc                              1,504       34,780
 *Furniture Brands International Inc      2,620       57,640
 *Gentex Corporation                      3,618      100,400
 *Helen of Troy Ltd-New                   1,299        9,418
 HON Industries Inc                       3,062       67,173
 Hussmann International Inc               2,381       35,864
 *Jan Bell Marketing                      1,344        3,864
 *Jore Corporation                        1,000        7,813
 Kimball International Class B            1,920       31,680
 Knape & Vogt Manufacturing Company         213        2,942
 *Ladd Furniture                            288        5,688
 *Lazare Kaplan International               379        3,079
 La-Z-Boy Chair Company                   2,567       43,158
 Lennox International Inc                 2,000       18,375
 Libbey Inc                                 773       22,224
 Lifetime Hoan Corporation                  464        2,436
 MDC Holdings Inc                         1,020       16,001

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *Media Arts Group Inc                       2,281 $      7,841
 *Meritage Corporation                         338        3,697
 *Michael Anthony Jewellers Inc              1,200        3,525
 Mikasa Inc                                    669        6,732
 Miller (Herman) Inc                         3,846       88,458
 *Mity Lite Inc                                219        3,408
 *Modtech Holdings Inc                         500        3,000
 Movado Group                                  578       12,608
 National Presto Industries                    271        9,621
 *Newmark Homes Corporation                  1,914       11,484
 *Nobility Homes Inc                           219        1,150
 *NVR LP-WI                                    481       22,968
 Oakwood Homes Corporation                   2,087        6,652
 Oneida Ltd                                    747       16,247
 *Palm Harbor Homes Inc                      1,163       20,934
 Pulaski Furniture Corporation                 126        1,953
 *Rexhall Industries Inc                       315        3,071
 *Robertson-Ceco Corporation                 1,300       12,838
 Rowe Furniture Corporation                    499        4,210
 *Royal Appliance Manufacturing Company        894        4,358
 Ryland Group                                  657       15,152
 *Salton/Maxim Corporation                     583       19,494
 *Schuler Homes Inc                            741        4,817
 *Select Comfort Corporation                   810        3,291
 Skyline Corporation                           341        8,014
 *SMC Corporation                              300        1,163
 *Southern Energy Homes Inc                    565        1,324
 Standard-Pacific Corporation                1,326       14,586
 Standex International Corporation             581       12,165
 *Stanley Furniture Company Inc                264        4,851
 Steelcase Inc                               1,129       13,548
 *Sunbeam Corporation                        4,513       18,898
 *The Presley Companies                        700        3,850
 *Toll Brothers                              1,954       36,393
 *Trex Company Inc                             600       16,050
 Virco Manufacturing                           401        5,213
 Walter Industries Inc                       2,286       24,717
 *Washington Homes Inc                         500        2,500
 *Windmere Corporation                       1,014       17,238
 *Zaring National Corporation                  600        2,775
                                                   ------------
                                                      1,224,640
                                                   ------------
Industrial--Diversified--2.4%
 *AG Services of America Inc                   733       10,949
 *Alyn Corporation                           3,200        6,600
 American Biltrite Inc                         134        1,910
 Aztec Manufacturing Company                   800        9,800
 *Berkshire Hathaway Inc Class A               760    4,263,600
 *Blyth Industries Inc                       2,400       58,950
 Carlisle Companies Inc                      1,550       55,800
 *Hexcel Corporation                         1,724        9,590
 *Identix Inc                                1,133       10,268
 Interlott Technologies Inc                    400        1,700
 *Koala Corporation                            454        6,356
 *Lydall Inc                                   577        3,823
 Mark IV Industries Inc                      2,435       43,069
 *Metrika Systems Corporation                  361        2,166
 *Mikohn Gaming Corporation                    500        2,563

------------------------------------------------------------

                                         Shares        Value
------------------------------------------------------------

 Oil Dri Corporation of America             266 $      3,824
 *Publicard Inc                             690        4,528
 Russ Berrie & Company Inc                  994       26,093
 Scope Industries                           100        4,425
 *Shuffle Master Inc                        400        3,400
 *Symyx Technologies                      1,900       57,000
 *Thermwood Corporation                     200        1,125
 U.S. Industries Inc                      4,410       61,740
 Wesco Financial Corporation                318       77,910
 York Group Inc                           1,499        6,464
 *Zomax Optical Media Inc                   728       32,942
                                                ------------
                                                   4,766,595
                                                ------------
Insurance--2.6%
 20th Century Industries                  4,119       79,548
 *Acceptance Insurance Company Inc          641        3,726
 ACE Limited                              1,056       17,626
 *Advance Paradigm Inc                      918       19,794
 Alfa Corporation                         1,928       31,451
 *Allcity Insurance Company                 500        3,375
 Alleghany Corporation                      427       79,209
 Allmerica Financial Corporation          2,700      150,188
 Ambac Financial Group Inc                3,618      188,814
 American Annuity Group Inc               2,109       37,962
 American Financial Group Inc             3,332       87,882
 *American Med Security Group               611        3,666
 American National Insurance              1,284       81,855
 Amerus Life Holdings Inc                 1,149       26,427
 Amwest Insurance Group Inc                 907        6,576
 Argonaut Group Inc                       1,075       21,366
 Arm Financial Group Inc Class A          1,057           29
 *Atlantic American Corporation           2,700        6,244
 AXA Financial Inc                       22,666      767,811
 Baldwin & Lyons Inc Class B                613       13,563
 *Bancinsurance Corporation               1,050        5,513
 Brown & Brown                              604       23,141
 *Capital Title Group Inc                 1,000        1,750
 Capitol Transamerica Corporation           413        4,156
 *Ceres Group Inc                           423        2,961
 *Citizens Financial
 Corporation-A-KY                           200        2,200
 *Citizens Inc                              843        5,849
 *Clark/Bardes Holdings Inc                 297        4,269
 *CNA Financial Corporation               9,427      367,064
 CNA Surety Corporation                   2,072       26,936
 Commerce Group Inc                       1,712       44,726
 Cotton States Life Insurance               287        2,475
 Crawford and Company                     2,382       32,455
 *Danielson Holding Corporation             700        4,025
 *Delphi Financial Group Inc                949       28,458
 Donegal Group Inc                          365        2,327
 EMC Insurance Group Inc                    423        3,860
 Enhance Financial Service Group Inc      1,672       27,170
 Erie Indemnity Company Class A           3,399      110,043
 Everest Reinsurance Holdings Inc         2,640       58,905
 E.W. Blanch Holdings Inc                   574       35,158
 *Farm Family Holdings Inc                  208        8,788

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 FBL Financial Group Inc Class A                1,405       28,100
 Fidelity National Financial Inc                1,387       19,938
 *Financial Industries Corporation                242        2,420
 Financial Security Assurance                   1,610       83,921
 First American Financial Corporation           3,308       41,143
 Foremost Corporation of America                1,218       34,561
 *Fpic Insurance Group Inc                        421        7,025
 Fremont General Corporation                    3,527       26,012
 Frontier Insurance Group Inc                   1,656        5,693
 Gainsco Inc                                      770        4,139
 Gallagher A J & Company                          973       63,002
 Harleysville Group Inc                         1,303       18,568
 Hartford Life Class A                          1,357       59,708
 HCC Insurance Holdings Inc                     2,353       31,030
 *HealthExtras Inc                              1,129       13,548
 *Highlands Insurance Group                       477        4,532
 Hilb Rogal & Hamilton Company                    847       23,928
 Horace Mann Educators Corporation              2,002 $     39,289
 HSB Group Inc                                  1,614       54,573
 Independence Holding Company                     972       10,935
 *Insurance Management Solutions Group Inc      1,400        3,500
 *InsWeb Corporation                            1,600       40,900
 *Intercontinental Life Corporation             1,200       11,100
 *Interstate National Dealer Services Inc         200        1,200
 Investors Title                                  200        3,450
 Kansas City Life Insurance Company               554       18,698
 Kaye Group Inc                                 1,300       10,888
 LabOne Inc                                     1,258        8,649
 Landamerica Financial Group                      690       12,679
 Leucadia National Corporation                  2,882       66,646
 Liberty Corporation                            1,034       43,622
 Liberty Financial Companies                    2,464       56,518
 *Markel Corporation                              346       53,630
 Meadowbrook Insurance Group                      390        2,559
 *Medical Assurance Inc                         1,046       22,162
 Merchants Group Inc                              472        9,204
 Mercury General Corporation                    2,749       61,165
 Meridian Insurance Group                         822       11,504
 Midland Company                                  340        7,055
 MMI Companies Inc                                849        7,323
 Mobile America Corporation                       500          969
 Mony Group Inc                                 2,213       64,592
 *Motor Club of America                           400        3,300
 National Security Group Inc                      400        4,400
 *National Western Life Insurance Class A         146       10,019
 Nationwide Financial Services Inc Class A      1,064       29,726
 *Navigators Group Inc                            377        3,676
 Nymagic Inc                                      433        5,710
 Ohio Casualty Corporation                      3,078       49,440
 Old Guard Group Inc                              300        3,300

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 Old Republic International Corporation         7,100       96,738
 Penn-America Group Inc                           500        3,875
 *Penn Treaty Amer Corporation                    287        4,520
 *Philadelphia Cons Holdings Company              545        7,903
 *Pico Holdings Inc                               500        6,156
 Pma Capital Corporation Class A                  409        8,129
 PMI Group Inc                                  2,335      113,977
 Presidential Life Corporation                  1,420       26,093
 *Professionals Group Inc                         412        9,656
 Protective Life Corporation                    3,182      101,227
 *Provident Amer Corporation                      477       16,784
 PXRE Group Ltd                                   595        7,735
 *Quotesmith.com Inc                              400        4,550
 Radian Group Inc                               1,806       86,237
 Reinsurance Group of America Inc               2,557       70,957
 Reliance Group Holdings Inc                    5,591       37,390
 Reliastar Financial Corporation                4,781      187,355
 *Rightchoice Managed Care Class A                300        3,450
 *Risk Capital Holdingss Inc                      763        9,633
 RLI Corporation                                  464       15,776
 *RTW Inc                                       1,400        8,050
 Scpie Holdings Inc                               556       17,862
 Selective Insurance Group                      1,263       21,708
 *Southern Security Life Insurance                500        2,328
 StanCorp Financial Group Inc                   1,600       40,300
 *Standard Management Corporation                 353        1,677
 State Auto Financial                           1,876       17,119
 Stewart Information Services                     478        6,363
 *Superior National Insurance                     797        6,027
 *Symons International Group                      464          667
 The MIIX Group Inc                             1,100       16,088
 *The Seibels Bruce Group Inc                     300          525
 Transatlantic Holdings Inc                     1,750      136,609
 Travelers Property Casualty Corporation        2,901       99,359
 Trenwick Group Inc                               891       15,091
 *Triad Guaranty Inc                              598       13,605
 *Trigon Healthcare Inc                         1,992       58,764
 *UICI                                          2,368       25,012
 Unico American                                 1,000        7,000
 United Fire & Causualty Company                  451       10,204
 United Wisconsin Services                        611        2,597
 Unitrin Inc                                    3,844      144,631
 *Universal American Financial Corporation      1,400        6,475
 Vesta Insurance Group                            686        2,701
 *Wackenhut Corrections Corporation               977       11,419
 White Mountains Insurance Group Inc              256       30,848
 W.R. Berkley Corporation                       1,185       24,737
 Zenith National Insurance Corporation          1,062 $     21,904
                                                      ------------
                                                         5,196,801
                                                      ------------

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

Lodging--0.4%
 *American Skiing Corporation               3,194 $     10,181
 *Ameristar Casinos Inc                       700        2,669
 *Aztar Corporation                         2,668       29,015
 *BridgeStreet Accomodations Inc              300          450
 *Bristol Hotel & Resorts Inc                 655        3,316
 *Cavanaughs Hospitality Corporation          566        4,670
 *Choice Hotels International Inc           2,589       44,337
 *Crestline Capital Corporation               855       17,634
 *Extended Stay America Inc                 4,492       34,252
 Hilton Hotels Corporation                  4,336       41,734
 *Homestead Village Property Inc            1,411        2,998
 Host Marriott Corporation                 11,060       91,245
 Interstate Hotels Corporation                347        1,128
 *International Leisure Hosts                 300        1,500
 *Isle of Capris Casinos Inc                  800       10,550
 *John Q Hammons Hotels Inc                   300        1,163
 *Lodgian Inc                               1,064        5,320
 Marcus Corporation                         1,395       18,745
 *MeriStar Hotels & Resorts Inc               900        3,206
 *Monarch Casino & Resort Inc                 300        1,575
 *Park Place Entertainment Corporation     15,547      194,338
 *Prime Hospitality Corporation             2,338       20,604
 *Riviera Holdings Corporation                200        1,275
 *ShoLodge Inc                              1,700        7,650
 *Silver Leaf Resorts Inc                   1,475       10,509
 Sodexho Marriott Services Inc              2,979       38,727
 Sonesta International Hotels                 800        6,200
 *Station Casinos Inc                       1,879       42,160
 *Suburban Lodges of America                1,869        9,695
 *Sunburst Hospitality Corporation            893        5,023
 *Sunterra Resorts Inc                      1,706       19,619
 *Thousand Trails Inc                         600        3,000
 *Trendwest Resorts Inc                       767       17,258
 *Trump Hotels & Casino Resorts               818        2,761
 *U.S. Franchise Systems Inc                  633        2,849
 *Vail Resorts Inc                          1,310       23,498
 *Wyndham International Inc-Class A        10,824       31,796
                                                  ------------
                                                       762,650
                                                  ------------
Media--Broadcasting & Publishing--4.9%
 *5th Avenue Channel Corporation              700        1,750
 *Acme Communications Inc                     800       26,600
 *Adelphia Communications Class A           3,497      229,491
 *Allegiance Telecom Inc                    3,052      281,547
 *American Tower Corporation                7,271      222,220
 *AMFM Inc                                 10,431      815,837
 Banta Corporation                          1,294       29,196
 Belo (A H) Corporation                     5,894      112,354
 BHC Communications Inc Class A             1,107      177,120
 *Big City Radio                            1,400        6,650
 *Cablevision Systems Corporation           5,409      408,380

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 Central Newspapers Class A                     1,874 $     73,789
 Champion Industries Inc-WV                     1,632        6,834
 *Charter Communications Inc Class A            4,600      100,625
 *Chris-Craft Industries Inc                    1,698      122,468
 *Citadel Communications Corporation            1,550      100,556
 *Classic Communications Inc Class A            1,770       64,716
 Courier Corporation                              300        7,125
 *Cox Communications Inc Class A               28,401    1,462,652
 *Cox Radio Inc Class A                           455       45,386
 *CTN Media Group Inc                             638        6,380
 *Cumulus Media Inc                               927       47,045
 *Daily Journal Corporation-Sc                    119        3,838
 *Emmis Communications                            787       98,092
 *Entercom Communications Corporation           1,600      105,600
 EW Scripps Company                             3,911      175,262
 *Fox Entertainment Group Inc                   8,603      214,537
 *Gibson Greetings Inc                            583        5,229
 *Granite Broadcasting Corporation                468        4,739
 Gray Communications System Class B               771       10,409
 Gray Communications System                       694       12,275
 Harland (John H) Company                       1,387       25,399
 Harte-Hanks Communications Inc                 3,376       73,428
 *Hearst-Argyle Television Inc                  2,673       71,169
 *Hispanic Broadcasting Corporation             2,673      246,501
 Hollinger International Inc                    5,722       74,028
 Houghton Mifflin Company                       1,647       69,483
 *HyperFeed Technologies Inc                      997        4,611
 *IDG Books Worldwide Inc                         526        6,082
 *Individual Investors Group                      379        1,279
 *Infinity Broadasting Corporation             18,173      657,635
 *Information Holdings Inc                        758       22,029
 *Insight Communications Company Inc            2,400       71,100
 *Interep National Radio Sales Inc Class A        840       11,235
 *Jones Intercable Inc                          2,040      141,398
 *Journal Register Company                      2,167       33,453
 Lee Enterprises Inc                            2,293       73,233
 *Liberty Digital Inc Class A                   1,200       89,100
 *Lodgenet Entertainment Corporation              400        9,950
 *Loronix Information Systems Inc                 300        5,925
 Media General Inc Class A                      1,397       72,644
 *National Wireless Holdings                      146        4,271
 Nelson (Thomas) Inc                              544        5,032
 *Network Event Theater Inc                       618       18,386
 *New Frontier Media Inc                          300        1,275
 *On Command Corporation                        1,349       24,957
 *OnHealth Network Company                        938        8,383
 *Paxson Communications Corporation             2,448       29,223
 *Pegasus Communications Corporation              706       69,012
 *Playboy Enterprises Inc Class B               1,098       26,695

December 31, 1999

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Price Communications-WI                       2,564 $     71,311
 *Primedia Inc                                  7,271      119,972
 Pulitzer Inc                                   1,006       40,554
 *Radio One Inc                                   800       73,600
 *Radio Unica Corporation                       1,000       28,875
 *Rare Medium Group Inc                         2,215       75,587
 Readers Digest Association Inc Class A         5,594      163,625
 *Saga Communications Inc                         715       14,479
 *Salem Communications Corporation Class A        700       15,838
 *Scholastic Corporation                          930       57,834
 *Sinclair Broadcast Group Class A              2,199       26,835
 *Spanish Broadcasting System Inc Class A       1,100       44,275
 *TCI Satellite Entertainment Inc               2,800       44,800
 *The Harvey Entertainment Company                200          763
 The Macclatchy Company Class A                 2,199       95,107
 *The Network Connection Inc                    1,700        9,775
 *TheStreet.com Inc                               900       17,269
 *TiVo Inc                                      1,800       60,750
 *TV Guide Inc Class A                          7,688      330,584
 United Television Inc                            520       70,460
 *United Global Communications Inc Class A      3,546      250,436
 *Univision Communications Inc Class A          4,957      506,543
 *USA Networks Inc                              6,749      372,882
 *Valley Media Inc                                300        2,100
 *VDI Media                                       400        5,500
 *Vidikron Technologies Group Inc              14,100        1,763
 Washington Post Company                          450      250,144
 *Wave Technologies International Inc             300        1,013
 Wiley John & Sons Class A                      2,934       49,145
 *Wink Communications Inc                       1,400       84,088
 *Workflow Management Inc                         493       14,112
 *XM Satelite Radio Holdings Inc Class A        1,200       45,750
 *Young Broadcasting Corporation Class A          533       27,183
 *Ziff Davis Inc                                4,874       77,070
                                                      ------------
                                                         9,975,640
                                                      ------------
Medical Supplies--1.3%
 *Abiomed Inc                                     386       14,186
 *Acuson Corporation                            1,327       16,670
 *Adac Laboratories                               896        9,632
 *Advanced Neuromodulation Systems                342        3,206
 *Aksys Ltd                                       658        3,208
 *Alaris Medical Inc                            2,183        4,093
 *Amer Science & Engine Inc                       315        2,284
 *Applied Biometrics Inc                          300          797
 *Aradigm Corporation                           1,348       12,806
 Arrow International Inc                        1,139       33,031
 *Arthocare Corporation                           430       26,230
 *ATS Medical Inc                                 795       11,875
 *Bacou Usa Inc                                   787       11,854
 *Bionx Implants Inc                              399        1,247

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 *Bio-Plexus Inc                                  700 $      2,800
 *Biosite Diagnostics Inc                         577        9,232
 Block Drug Company Inc Class A                 1,153       35,732
 *BriteSmile Inc                                  700        5,688
 *Cambridge Heart Inc                             401        1,378
 *Candela Corporation                             300        5,588
 *CardioDynamics International Corporation      1,700        9,350
 *Cerus Corporation                               447       11,846
 *Chromavision Medical Systems                    836       12,749
 *Closure Medical Corporation                     594        7,648
 *CNS Inc                                         783        3,230
 *Coherent Inc                                  1,060       28,355
 *Cohesion Technologies Inc                       586        5,347
 Cole National Corporation                        658        3,290
 *Colorado Medtech Inc                            474        3,792
 *Computer Motion Inc                             359        3,949
 *Conmed Corporation                              777       20,105
 Cooper Companies Inc                             667       20,093
 *Cyber-Care Inc                                1,100       10,038
 *Cygnus Inc                                    2,359       43,052
 *DHB Capital Group                             1,112          801
 Datascope Corporation                            978       39,120
 *Del Global Technologies Corporation             340        2,635
 Dentsply International Inc                     2,948       69,647
 Diagnostic Prods Corporation                     617       15,117
 *Diametrics Medical Inc                          862        7,381
 *Eclipse Surgical Tech Inc                     1,104        8,142
 *Endocardial Solutions Inc                       402        3,518
 *Endocare Inc                                    600        5,063
 *Endosonics Corporation                          643        2,894
 *Environmental Tectonics Corporation             374        5,657
 *Exactech Inc                                    319        3,768
 *Excel Technology Inc                            606       10,870
 *E-Z-Em Inc Class A                              650        5,038
 *Focal Inc                                       592        2,294
 *Fusion Medical Technologies Inc                 300        3,900
 *Gliatech Inc                                    345        5,736
 *Haemonetics Corporation                       1,292       30,766
 *Hanger Orthopedic Group Inc                     913        9,130
 *Heartport                                       929        4,413
 Hillenbrand Industries Inc                     3,595      113,917
 *Hologic Inc                                   1,793       10,310
 *Horizon Medical Products Inc                    598        1,495
 *Icu Med Inc                                     396        6,039
 *I-Flow Corporation                            1,700        6,747
 *Igen International Inc                          685       20,379
 *Imatron Inc                                   3,500        8,750
 *Inamed Corporation                              900       39,488
 *Incara Pharmaceuticals Corporation            2,126        3,189
 *Integra Lifesciences Corporation                700        4,134
 *Intermagnetics General Corporation              555        4,856
 *Interpore International                         627        4,938
 Invacare Corporation                           1,637       32,842
 *Iridex Corporation                              500        4,250
 *Isolyser Company Inc                          2,500        7,422
 *I-Stat Corporation                              562        8,149
 *Kensey Nash Corporation                         333        3,954

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

 *Lasersight Inc                            588 $      5,880
 *LCA-Vision Inc                          2,200       10,313
 *Lunar Corporation                         384        2,736
 *MedCare Technologies Inc                  400          838
 *Medical Advisory Systems Inc              300        3,900
 *Medstone International Inc                300        1,425
 *Medtox Scientific Inc                     200        1,750
 *Medwave Inc                               341        2,302
 Mentor Corporation                       1,184       30,562
 *Meridian Medical Technologies Inc         200        1,125
 *Merit Medical Systems Inc                 400        2,900
 *Micro Therapeutics Inc                    300        2,306
 Mine Safety Appliances                     321       20,544
 *Minimed Inc                             1,706      124,965
 Minntech Corporation                       301        2,897
 *Misonix Inc                               400        2,100
 *NMT Medical Inc                           475        1,366
 *North American Scientific Inc             298        2,682
 *Novametrix Medical Systems Inc            400        1,975
 *Novoste Corporation                       594        9,801
 *Oakley Inc                              3,362       18,701
 *Ocular Sciences Inc                     1,103       20,819
 *Orthologic Corporation                    933        2,391
 *Osteotech Inc                             597        7,985
 *Palomar Medical Technologies Inc          500          609
 *PharmaNetics Inc                          400        3,700
 *Phycor Inc                              3,407        6,388
 *PLC Systems Inc                           882        1,764
 *Polymedica Industries Inc                 400        9,250
 *Protocol Systems Inc                      372        3,348
 *Quorum Health Group Inc                 3,629       33,795
 *Resmed Inc                                656       27,388
 *Respironics Inc                         1,413       11,260
 *Rochester Medical Corporation             238        1,696
 *Sabratek Corporation                      461           37
 *Safeskin Corporation                    2,741       33,235
 *SciQuest.com Inc                        1,705      135,548
 *Selfcare Inc                            2,500        7,969
 *Sola International                      1,113       15,443
 *Sonosite Inc                              220        6,958
 *Spacelabs Medical Inc                     347        6,441
 *Spectranetics Corporation                 855        3,313
 *Spectrascience Inc                        300        1,200
 *SpectRx Inc                               300        3,581
 *Staar Surgical Company                    596        5,811
 *Sterile Recoveries Inc                    953        6,552
 *Steris Corporation                      3,554       36,651
 Stryker Corporation                      5,014      349,100
 *Summit Technology Inc                   2,438       28,494
 *Sunrise Medical Inc                       818        5,061
 *Sunrise Technologies International      2,143       25,314
 *Sybron Corporation                      5,518      136,226
 *Techne Corporation                      1,096       60,349
 *The Med-Design Corporation                600        8,775
 *Theragenics Corporation                 1,184       10,730
 *Thermo Cardiosystems Inc                1,922       12,613
 *Thoratec Labs Corporation                 851        8,297
 *Trex Medical Corporation                1,258        3,538
 United-Guardian Inc                        400        1,450

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Urologix Inc                               2,400 $      9,600
 *U.S. Vision Inc                            2,000        5,125
 *Utah Medical Products Inc                    319        2,153
 *Valentis Inc                               2,176       19,584
 *Varian Medical Systems Inc                 1,530       45,613
 *Ventana Medical Systems                      593       14,751
 *Visx Inc                                   3,320      171,810
 *Waters Corporation                         2,994      158,682
 *Wesley Jessen Visioncare                     760       28,785
 *WRP Corporation                              300          600
 *Young Innovations Inc                        903       13,094
 *ZEVEX International Inc                      300        1,538
 *Zoll Medical Corporation                     277       10,578
                                                   ------------
                                                      2,687,190
                                                   ------------
Medical & Bio-Technology--1.4%
 *Advanced Energy Industries                 1,293       63,680
 *Advanced Tissue Sciences Inc               1,800        4,500
 *Aetrium Inc                                  428        2,822
 *AgriBioTech Inc                            1,675        3,978
 *Albany Molecular Research Inc                500       15,250
 *Alcide Corporation                           100        1,275
 Amcast Indl Corporation                       339        5,551
 Analogic Corporation                          566       18,678
 *AVAX Technologies Inc                      2,000       13,188
 *Avigen Inc                                   500       15,500
 Badger Meter Inc                              112        3,374
 Beckman Coulter Inc                         1,579       80,332
 Bei Technologies Inc                          272        4,148
 *BioMarin Pharmaceutical Inc                1,500       17,625
 *Bio-Rad Laboratories Inc                     758       17,718
 *BioSource International Inc                2,500       19,844
 *Boston Biomedica Inc                       2,900        8,338
 *Brown & Sharpe Mfg                           476        1,012
 *Cerprobe Corporation                         284        2,095
 *Chiron Corporation                         9,193      389,553
 Cohu Inc                                      818       25,358
 *Creative BioMolecules Inc                  2,000        9,875
 *Credence Systems Corporation               1,171      101,292
 *CRYO-CELL International Inc                  400        2,900
 *Cuno Inc                                     696       14,409
 *Cyberonics                                   743       11,842
 *Cyberoptics Corporation                      221        6,078
 *Cymer Inc                                  1,413       64,998
 *DataTRAK International Inc                 1,587        5,753
 *Dynamic Healthcare Technologies Inc          400          650
 *Embrex Inc                                   500        5,375
 *Energy Conversion Devices                    563        5,208
 *Epimmune Inc                               2,000        5,188
 *Epitope Inc                                  501        3,257
 *Esterline Corporation                        775        8,961
 *FARO Technologies Inc                      2,407        7,071
 *FEI Company                                  869       13,470
 *Flanders Corporation                         928        2,320
 *Flir Systems Inc                             540        8,775
 Frequency Electronics Inc                     343        3,559
 *Gene Logic Inc                               700       18,550
 *Genelabs Technologies Inc                  1,300        7,150
 *Genentech Inc                              4,300      578,350
 *Genrad Inc                                 1,397       22,527
 *Genzyme Corporation--General Division      4,309      193,905
 *Genzyme Surgical Products                    646        3,755
 *Idexx Laboratories Inc                     1,929       31,105

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

 *II-VI Inc                                  306 $      6,158
 *Immtech International Inc                  500       14,438
 *Innovasive Devices Inc                   2,500       20,000
 *InSight Health Services Corporation      1,500        7,875
 *Intelligent Medical Imaging Inc          1,900          133
 *Invitrogen Corporation                   1,000       60,000
 *Invivo Corporation                         246        2,983
 *Ionics Inc                                 720       20,250
 *Kopin Corporation                        1,300       54,600
 *K-Tron International Inc                   234        3,159
 *LanVision Systems Inc                      800          825
 *Lecroy Corporation                         279        3,418
 *LifeCell Corporation                       600        3,075
 *LTX Corporation                          1,708       38,217
 *Meade Instruments Corporation              290        8,265
 *Mechanical Technology Inc                  638       14,834
 *Mediware Information Systems Inc           200        1,550
 *Mesa Laboratories Inc                      200          763
 *Molecular Devices Corporation              348       18,096
 Moore Products Company                      117        4,665
 MTS Systems                                 785        6,084
 *Nanogen Inc                                800       17,500
 *Nanometrics Inc                            388        7,809
 *Neogen Corporation                       1,300        6,825
 *NetOptix Corporation                       400       26,700
 Newport Corporation                         335       15,326
 *Nexell Therapeutics Inc                  1,100        1,375
 *Novavax Inc                              2,800       15,750
 *Onix Systems Inc                           529        3,240
 Optical Coating Laboratories                738      218,448
 *Ortec Inernational Inc                     263        1,973
 *Osmonics Inc                               516        4,741
 *Palatin Technologies Inc                 1,800        4,500
 *PPT Vision Inc                             200          725
 *Premeir Research Worldwide Ltd             200        1,963
 *Quality Systems Inc                        200        1,550
 *Quest Diagnostics Inc                    1,636       50,000
 *Ribozyme Pharmaceuticals Inc             1,900       19,950
 *Robotic Vision Systems Inc               1,113       10,295
 *Rofin-Sinar Technologies Inc               524        3,734
 Roper Industries Inc                      1,699       64,243
 *Satcon Technology Corporation              403        3,363
 *Simione Central Holdings Inc               700        1,313
 *Somanetics Corporation                     400          475
 Starrett(LS) Company Class A                192        4,308
 *Techniclone Corporation                    900          478
 *Thermedics Detection Inc                 1,292        8,721
 *Thermedics Inc                           1,857       10,097
 *Thermo Bioanalysis Corporation             885       16,262
 *Thermo Optek Corporation                 2,312       26,299
 *Thermoquest Corporation                  2,386       24,606
 *TriPath Imaging Inc                      1,279        5,276
 Tsi Inc/Minnesota                           417        4,900
 *Veeco Intruments Inc                       759       35,531
 X-Rite Inc                                  781        4,881
 *Zygo Corporation                           411        8,271
                                                 ------------
                                                    2,770,958
                                                 ------------

--------------------------------------------------------------

                                           Shares        Value
--------------------------------------------------------------

Metals--0.8%
 AK Steel Holding Corporation               5,344 $    100,868
 *Alliant Techsystems Inc                     491       30,595
 *American Precision Industries               334        2,881
 Ameron Inc--DE                               148        5,855
 Aptargroup Inc                             1,812       45,527
 *Atchison Casting Corporation                457        4,170
 *Bayou Steel Corporation--Class A            600        2,400
 Belden Inc                                 1,088       22,848
 Birmingham Steel Corporation               1,079        5,732
 Butler Manufacturing Company                 275        6,136
 Carpenter Technology                       1,180       32,376
 Castle AM                                    517        6,075
 Century Aluminum Company                     737       11,055
 *Chase Industries                            406        3,299
 *Chief Consolidated Mining Company           300          806
 *CIRCOR International Inc                    601        6,193
 Cleveland-Cliffs Inc                         641       19,951
 Commercial Intertech Corporation             526        6,707
 Commercial Metals Company                    870       29,526
 Commonwealth Industries                      588        7,644
 Compx International Inc                      326        5,990
 Curtiss Wright Corporation                   456       16,815
 *Dayton Superior Corporation                 357        5,801
 *Driver-Harris Company                     2,900        9,425
 *Dynamic Materials Corporation               200          238
 Edelbrock Corporation                        234        2,808
 *Edison Control Corporation                  100          588
 *Encore Wire Corporation                     601        4,583
 Federal Screw Works                           48        2,016
 *Foster (LB) Class A                         446        2,174
 *General Bearing Corporation                 200        1,175
 General Cable Corporation                  1,647       12,455
 Gibraltar Steel Corporation                  560       13,090
 *Griffon Corporation                       1,385       10,820
 *Gulf Island Fabrication Inc                 520        4,875
 Harsco Corporation                         2,388       75,819
 *Hawk Corporation Class A                    511        2,970
 *Howmet International Inc                  5,374       97,068
 Huntco Inc Class A                         3,300       10,519
 Imco Recycling Inc                         1,013       12,789
 Insteel Industries                           377        3,417
 Intermet Corporation                       1,150       13,369
 International Aluminium Corporation          158        3,713
 *Kaiser Aluminum Corporation               3,541       27,221
 Kaydon Corporation                         1,638       43,919
 *Keystone Consolidated Industries Inc        500        2,969
 *Ladish Company Inc                          512        3,264
 Lindberg Corporation                         262        2,031
 *Lone Star Technologies                    1,006       28,042
 *Material Sciences Corporation               677        6,897
 Matthews International Corporation           587       16,143
 *Maverick Tube Corporation                   769       18,985
 *Maxxam Inc                                  413       17,707
 *Metals USA Inc                            1,707       14,510
 *Met-Coil Systems Corporation                300        1,875
 *Miller Building Systems                     600        2,925
 *Mobile Mini Inc                             491       10,557

December 31, 1999

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 *Morton Industrial Group Inc                       200 $        700
 *Mueller Industries                              1,801       65,286
 National Steel Corporation Class B               1,936       14,399
 *NCI Building Systems Inc                          807       14,930
 *Niagara Corporation                               600        2,550
 *Nortek Inc                                        498       13,944
 *Northwest Pipe Company                            337        4,718
 *NS Group Inc                                      834        6,359
 *Olympic Steel Inc                                 394        1,872
 *Optical Cable Corporation                       1,801       36,020
 Oregon Steel Mills Inc                           1,250        9,922
 *OroAmerica Inc                                    284        1,775
 Pitt-Des Moines                                    267        6,575
 Precision Castparts Corporation                  1,289       33,836
 Quanex Corporation                                 591       15,071
 Reliance Steel & Aluminum Company                1,537       36,023
 Roanoke Electrics Steel Corporation                408        6,630
 Rouge Industries Inc Class A                       534        4,205
 *RTI International Metals                          926        6,945
 Ryerson Tull Inc                                 1,142       22,198
 Schnitzer Steel Industries Inc Class A             248        4,712
 *Shaw Group Inc                                    635       16,073
 *Shiloh Industries Inc                             482        5,302
 Sifco Industries                                   231        1,603
 Southern Peru Copper Corporation                   514        7,935
 *Special Metals Corporation                        570        1,817
 *Starmet Corporation                             1,800       11,700
 *Steel Dynamics Inc                              2,441       38,903
 Steel Technologies Inc                             438        6,351
 *Stillwater Mining Company                       1,820       58,013
 Sturm Ruger & Company Inc                        1,592       14,129
 Sun Hydraulics                                     284        1,846
 Superior Telecom Inc                               998       15,407
 Synalloy Corporation                               300        2,250
 Texas Industries Inc                             1,149       48,904
 *Thermo Terratech Inc                            1,000        6,750
 Titanium Metals Corporation                      1,156        5,202
 *Tower Automotive Inc                            2,268       35,012
 *Transportation Technologies Industries Inc        564       10,187
 TransPro Inc                                       400        2,575
 Tredegar Corporation                             1,917       39,658
 Tremont Corporation New                            205        3,075
 United Dominion Industries Ltd                   2,112       42,108
 *Universal Stainless & Alloy Products Inc          300        2,025
 *U.S. Energy Corporation-WY                        200          700
 *Webco Industries Inc                              400        1,400
 *WHX Corporation                                   856        7,704
 *Wolverine Tube Inc                                628        8,871
 *Xceed Inc-DE                                      708       29,382
                                                        ------------
                                                           1,593,758
                                                        ------------
Mining--0.2%
 Arch Coal Inc                                    2,165       24,492
 *Battle Mountain Gold Company                    3,700        7,631

--------------------------------------------------------------

                                           Shares        Value
--------------------------------------------------------------

 Brush Wellman                                704 $     11,836
 CONSOL Energy Inc                          4,000       40,500
 *Couer D'Alene Mines Corporation           3,207       11,024
 *Echo Bay Mines Ltd                          907        1,077
 *Hecla Mining                              2,032        3,175
 LTV Corporation                            4,766       19,660
 *Meridian Gold Inc                         4,594       31,297
 Penn Virginia Corporation                    330        5,528
 *Royal Gold                                2,500        9,063
 *Smith International Inc                   2,453      121,883
 *Sunshine Mining and Refining Company        208          286
 *Varco International Inc                   2,991       30,471
                                                  ------------
                                                       317,923
                                                  ------------
Office Equipment & Supplies--0.3%
 *1-800 Contacts Inc                          387       10,473
 *Actrade International Ltd                   515        7,693
 *Atec Group Inc                            1,299        3,166
 *Ballantyne of Omaha Inc                     526        3,025
 *CHS Electronics Inc                       3,448        3,879
 *Cytyc Corporation                           993       60,635
 *Digi International Inc                    2,013       21,011
 *Fisher Scientific International Inc       2,191       79,150
 *Gunther International Ltd                   800        2,200
 *Imaging Technologies Corporation          3,600        2,250
 *Ingram Micro Inc Class A                  3,364       44,153
 *Insight Enterprises Inc                   1,215       49,359
 *Keravision Inc                              570        3,491
 *Lanier Worldwide Inc                      4,100       15,888
 *Mathews Studio Equip Group                  500        1,563
 *Merisel Inc                               2,900        3,806
 *Miami Computer Supply Corporation           514       19,082
 *Navarre Corporation                       1,397        8,033
 Owens & Minor Holdings Company             1,457       13,022
 *Parkervision Inc                            520       15,990
 *Patterson Dental Company                  1,690       72,036
 *Peerless Systems Corporation                907        7,029
 *Performance Technologies Inc                487        8,462
 *Pomeroy Computer Resources                  525        6,956
 *Precept Business Services Class A           290          897
 *Programmers Paradise                        316        2,410
 *PSS World Medical Inc                     3,348       31,597
 *Savoir Technology Group Inc                 691        4,923
 TAB Products Company                         100          650
 *Thermotrex Corporation                      988        7,781
 Vital Sign Inc                               869       19,878
                                                  ------------
                                                       530,488
                                                  ------------
Oil & Gas--2.8%
 *Able Energy Inc                             400        2,150
 Adams Resources & Energy Inc               1,100        9,350
 AGL Resources Inc                          2,957       50,269
 Apco Argentina Inc                           771       23,516
 Atmos Energy Corporation                   1,553       31,739
 *Atwood Oceanics Inc                         702       27,115
 *Barrett Resources Corporation             1,827       53,782
 *Basin Exploration                           713       12,567
 *Belco Oil & Gas Corporation               1,165        6,408

December 31, 1999

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

 *Bellwether Exploration Company            633 $      3,046
 *Benton Oil and Gas Company              2,400        4,650
 Berry Petroleum                            878       13,280
 *BJ Services Company                     3,736      156,212
 *Blue Dolphin Energy                       500        3,063
 BP Prudhoe Bay Royalty Trust             1,189       10,775
 *Brigham Exploration Company             2,800        4,288
 Cabot Oil & Gas Corporation Class A      1,115       17,910
 *Cal Dive International Inc                836       27,693
 *Callon Petroleum Corporation              359        5,318
 Cascade Natural Gas                        407        6,563
 Castle Energy Corporation                  131        3,324
 *Chesapeake Energy Corporation           4,300       10,213
 Chesapeake Utilities Corporation           187        3,436
 *Clayton Williams Energy Inc             1,100       12,994
 *Columbus Energy Corporation             1,600        9,200
 *Comstock Resources Inc                  1,100        3,094
 Connecticut Energy Corporation             378       14,695
 *Contour Energy Company                    180           94
 *Cooper Cameron Corporation              2,881      140,989
 Cross Timbers Oil Company                2,285       20,708
 *Crown Central Pete Class B                450        2,363
 *Crystal Gas Storage Inc                   298       16,874
 CTG Resources                              319       11,085
 *Dawson Geophysical Company                500        4,406
 *Denbury Resources Inc                   1,897        8,181
 Devon Energy Corporation                 4,303      141,461
 Diamond Offshore Drilling Inc            6,676      204,035
 Dynegy Inc                               8,013      194,816
 Eagle Geophysical Inc                    2,755           28
 *Edge Petroleum Corporation              1,800        5,175
 *EEX Corporation                         1,763        5,179
 Energen Corporation                      1,408       25,432
 *Energy Biosystems Corporation             981        4,415
 Energynorth Inc                            122        6,718
 Energysouth Inc                            179        3,714
 Ensco International Inc                  7,256      165,981
 EOG Resources Inc                        7,676      134,810
 Equitable Resources Inc                  1,661       55,436
 *Evans Systems Inc                         458          630
 *Evergreen Resources Inc                   593       11,712
 *EXCO Resources Inc                      1,300        9,425
 *Forest Oil Corporation                  2,546       33,575
 *Frontier Oil Corporation                1,036        6,993
 *FX Energy Inc                             583        3,134
 General Chemical Group Inc                 933        2,158
 *Getty Petroleum Marketing Inc             300          750
 *Giant Industries Inc                      484        4,054
 *Global Industries Ltd                   4,278       36,898
 *Global Marine Inc                       9,256      153,881
 *Greka Energy Corporation                  200        1,850
 *Grey Wolf Inc                           6,565       18,874
 *Hallwood Energy Corporation               637        2,786
 *Hanover Compressor Company              1,576       59,494
 *Harken Energy Corporation               3,456        2,592
 Holly Corporation                          904       12,091

-----------------------------------------------------------

                                        Shares        Value
-----------------------------------------------------------

 *Houston Exploration Company            1,069 $     21,180
 Howell Corporation                      2,100       12,075
 *Hs Resources Inc                         785       13,541
 Hugoton Royalty Trust                   2,000       16,250
 Indiana Energy Inc                      1,445       25,649
 *Input/Output Inc                       2,254       11,411
 *Key Energy Group Inc                   3,818       19,806
 *Key Productions Company Inc              515        3,798
 Kinder Morgan Inc                       5,669      114,443
 Laclede Gas Company                       888       19,203
 *Louis Dreyfus Natural Gas              1,794       32,516
 *Magnum Hunter Resources Inc              800        2,300
 *Mallon Resources Corporation             100          594
 *Marine Drilling Company Inc            2,641       59,257
 *Markwest Hydrocarbon                     379        2,464
 *McMoRan Exploration Company              619       13,076
 MCN Corporation                         4,644      110,295
 Mdu Resources Group Inc                 3,172       63,440
 *Mercury Air Group Inc                    294        2,389
 Midcoast Energy Resources                 262        4,389
 *Miller Exploration Company             3,000        3,281
 Mitchell Energy Class A                 2,597       57,296
 Murphy Oil Corporation                  2,311      132,594
 *Nabors Industries Inc                  6,683      206,755
 National Fuel Gas Company               2,120       98,580
 *National-Oilwell Inc                   2,771       43,470
 New Jersey Resources Corporation          896       35,000
 *Newfield Exploration Company           2,002       53,554
 *Newpark Resources Inc                  3,068       18,792
 Noble Affiliates Inc                    2,849       61,075
 *Noble Drilling Corporation             6,464      211,696
 Northwest Natural Gas Company           1,209       26,522
 *Nuevo Energy Company                   1,327       24,881
 NUI Corporation                           566       14,928
 *Ocean Energy Inc                       8,162       63,256
 *Oceaneering International Inc          1,332       19,897
 *Omni Energy Services Corporation         713          802
 *Parker Drilling                        3,995       12,734
 Patina Oil & Gas Corporation            3,000       25,875
 *Patterson Energy Inc                   2,100       27,300
 *Pennaco Energy Inc                       300        2,400
 Pennzoil-Quaker State Company           3,677       37,459
 *Petroleum Development Corporation      1,000        3,813
 Piedmont Natural Gas Company            1,571       47,523
 *Pioneer Natural Resources Company      4,883       43,642
 Plains All Amer Pipeline LP               897       11,661
 *Plains Resource Inc                      722        9,025
 Pogo Producing Company                  1,795       36,798
 *Pride International Inc                2,554       37,352
 *Prima Energy Corporation                 258        6,208
 Providence Energy Corporation             220        8,168
 *PS Group Holdings Inc                    271        3,049
 Public Service Company of NC            1,205       38,937
 Questar Corporation                     4,290       64,350

December 31, 1999

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------

 *Quicksilver Resources Inc                   800 $      3,500
 Range Resources Corporation                1,600        5,100
 *Remington Oil & Gas Corporation           1,700        6,588
 RPC Inc                                    1,068        6,141
 *R&B Falcon Corporation                    9,410      124,683
 Santa Fe International Corporation         5,634      145,780
 *Santa Fe Snyder Corporation               9,929       79,432
 *Seacor Smit Inc                             567       29,342
 *Seitel Inc                                1,364        9,207
 Semco Energy Inc                             905       10,690
 *Seven Seas Petroleum Company              1,386        2,426
 South Jersey Industries                      397       11,290
 *Southern Union Company                    2,388       45,671
 Southwest Gas Company                      1,656       38,088
 Southwestern Energy Company                  919        6,031
 *Spinnaker Exploration Company               800       11,300
 St Mary Land & Exploration                   399        9,875
 *Stone Energy Corporation                    774       27,574
 *Superior Energy Services Inc              3,300       22,275
 *Swift Energy Company                        729        8,384
 *Tesoro Petroleum Corporation              1,392       16,095
 *Tetra Technologies Inc                      599        4,343
 *The Meridian Resource Corporation         1,900        5,819
 *Titan Exploration Inc                     1,396        7,591
 *Tom Brown Inc                             1,179       15,769
 *Transmontaigne Inc                        1,363        9,541
 Transocean Sedco Forex Inc                 5,398      181,845
 *Tuboscope Inc                             2,048       32,512
 UGI Corporation                            1,570       32,087
 Ultramar Diamond Shamrock Corporation      4,519      102,525
 *Unit Corporation Common Stock             1,049        8,064
 *UTI Energy Corporation                      866       19,972
 Valero Energy Corporation                  2,598       51,635
 Valley Resources Inc                         222        4,940
 Vastar Resources Inc                       5,056      298,304
 *Veritas DGC Inc                           1,122       15,708
 Vintage Petroleum Inc                      2,858       34,475
 Washington Gas Light Company               2,444       67,210
 Wd 40 Company                                899       19,890
 Western Gas Resources                      1,185       15,627
 Wicor Inc                                  2,070       60,418
 *Wilshire Oil Company of Texas             1,200        4,500
 Yankee Energy System Inc                     590       25,923
                                                  ------------
                                                     5,714,366
                                                  ------------
Pharmaceuticals--2.7%
 *Abgenix Inc                                 708       93,810
 *Advanced Polymer Systems                    937        3,221
 *Akorn Inc                                 2,709       13,206
 *Alexion Pharmaceuticals                   1,216       36,632
 *Algos Pharmaceuticals Corporation           761        8,371
 *Alkermes Inc                              1,346       66,122
 *Alliance Pharmaceutical Corporation       3,200       23,600

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Allou Health & Beauty Class A                261 $      1,729
 Alpharma Inc                                1,495       45,971
 *Amerisource Health Corporation             2,392       36,329
 *Amylin Pharmaceuticals Inc                 2,200       18,356
 *Andrx Corporation                          1,650       69,816
 *Anesta Corporation                           559        9,608
 *Anika Therapeutics Inc                       400        2,825
 *Aphton Corporation                           532        8,113
 *Aronex Pharmaceuticals Inc                 1,400        4,375
 *Arqule Inc                                   844        8,651
 *AVI BioPharma Inc                          2,900       15,769
 *Aviron                                       703       11,116
 *Axys Pharmaceuticals Inc                   3,011       12,232
 *Barr Laboratories Inc                      1,001       31,406
 Bergen Brunswig Corporation Class A         6,921       57,531
 Bindley Western Ind Inc                     1,317       19,837
 *Biocryst Pharmaceuticals Inc                 665       19,618
 *Biogen Inc                                 7,586      641,017
 *Biomatrix Inc                              1,016       19,558
 *Biopure Corporation                          700       11,638
 *Biotime Inc                                  470        4,171
 *Bone Care International Inc                1,173       14,809
 *Boston Life Sciences Inc                     593        2,150
 *Cell Genesys Inc                           1,059       13,568
 *Cell Pathways Inc                            994        9,195
 *Cell Therapeutics Inc                        690        4,830
 *Cellegy Pharmaceuticals Inc                2,300        7,763
 *Chirex Inc                                   637        9,316
 *CIMA Labs Inc                              2,100       27,431
 *Collagenex Pharmaceuticals                 1,116       27,900
 *Columbia Laboratories Inc                  1,157        8,678
 *Connetics Corporation                        837        8,789
 *Corixa Corporation                           577        9,809
 *Coulter Pharmaceutical Inc                   733       16,630
 *Covance Inc                                3,005       32,492
 *Crescendo Pharmaceuticals Corporation        200        3,638
 Cypress Bioscience Inc                      1,765        3,199
 *Cytoclonal Pharmaceuticals                   456        3,420
 *Diacrin Inc                                  640        4,160
 *Digene Corporation                           628       10,951
 *Dura Pharmaceuticals Inc                   2,074       28,906
 *Duramed Pharmaceuticals                      862        6,142
 *D&K Healthcare Resources                     438        6,406
 *Epix Medical Inc                           1,921       19,210
 *Forest Labs Inc Class A                    4,249      261,048
 *Geltex Pharaceuticals Inc                    748        9,584
 *Genta Inc                                    300        1,931
 *Genzyme Transgenics Corporation              676        8,535
 *Geron Corporation                            494        6,237
 *Gilead Sciences Inc                        2,049      110,902
 *Guest Supply Inc                             282        4,230
 *Guilford Pharmaceuticals Inc                 820       13,940
 *Hemispherx Biopharma Inc                   1,110       11,031
 *Henry Schein Inc                           2,080       27,690
 Herbalife International Class A             1,068       15,353
 *Heska Corporation                          1,278        2,876
 *Hi-Tech Pharmacal Company                  2,400       10,950
 *Hollis-Eden Pharmaceuticals                  383        3,974
 *Hyseq Inc                                  2,678       45,526
 ICN Pharmaceuticals Inc                     3,723       94,238
 *Idec Pharmaceuticals Corporation           2,188      214,971

December 31, 1999

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *Ilex Oncology Inc                            1,266 $     30,542
 *Imclone Systems Inc                          1,301       51,552
 *Immucor Inc                                    333        4,391
 *Immune Response Corporation                    865        3,757
 *Immunex Corporation                          8,256      904,032
 *Inhale Therapeutic Systems                     702       29,879
 *International Isotopes Inc                     392        2,156
 *Interneuron Pharmaceuticals Corporation      1,742        9,962
 *IVAX Corporation                             5,236      134,827
 Jones Pharma Inc                              2,129       92,478
 *King Pharmaceuticals Inc                     2,354      131,971
 *Kos Pharmaceuticals                          1,853       10,423
 *Kv Pharmaceutical Company Class A              728       15,971
 *La Jolla Pharmaceutical Company                898        2,273
 *Lifecore Biomedical Inc                      1,356       28,646
 *Ligand Pharmaceuticals Class B                 982       12,643
 *Liposome Company Inc                         1,710       20,867
 *Lynx Therapeutics Inc                          410       13,274
 *Magainin Pharmaceuticals                       822        1,490
 *Mannatech Inc                                  900        4,669
 *Martek Biosciences                             548        6,576
 *Matrix Pharmaceutical Inc                      900        4,275
 *Medarex Inc                                  1,364       50,809
 *Medco Research Inc                             384       11,544
 *Medical Manager Corporation                  1,750      147,438
 *Medicis Pharmaceutical Class A               1,443       61,418
 Meridian Diagnostics Inc                      1,530       11,093
 *Mgi Pharma Inc                                 633        7,556
 *Microcide Pharmaceuticals Inc                2,892       25,667
 *Miravant Medical Technologies                  791        7,366
 Mylan Laboratories                            6,754      170,116
 *NABI                                         3,300       15,263
 *Nastech Pharmaceutical Company Inc           3,000       10,125
 *Natrol Inc                                     590        4,130
 Natures Sunshine Products Inc                   669        5,352
 *Nbty Inc                                     3,030       35,034
 *Ncs Healthcare Inc Class A                     902        2,170
 *Neose Technologies Inc                       1,153       16,574
 *NeoTherapeutics Inc                            200        2,650
 *Neurocrine Biosciences Inc                     771       19,082
 *North American Vaccine Inc                   1,187        5,342
 *Northfield Laboratories Inc                    520        5,753
 *Noven Pharmaceuticals Inc                      788       14,283
 *NPS Pharmaceuticals Inc                        551        6,750
 *Nu Skin Asia Pacific Inc Class A             1,809       16,394
 *Nutraceutical International Corporation        722        2,527
 *Omni Nutraceuticals Inc                      1,023        1,151
 Omnicare Inc                                  4,605       55,260
 *Onyx Pharmaceuticals Inc                       510        5,100
 *Orphan Medical Inc                             284        1,473
 *OSI Pharmaceuticals Inc                        998        7,922
 *Oxigene Inc                                    376        5,875
 *Parexel International Corporation            1,109       13,100
 *Pathogenesis Corporation                       729       15,628
 *Penwest Pharmaceuticals Company                407        6,207
 *Perrigo Company                              3,276       26,208

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 *Pharmaceutical Resources Inc                      1,181 $      5,831
 *Pharmacyclics Inc                                   656       27,060
 *Pharmaprint Inc                                   1,803        2,310
 *PlanetRx.com Inc                                  2,500       36,250
 *Priority Healthcare Corporation Class B             938       27,143
 *Progenics Pharmeceuticals                           410       20,039
 *Protein Design Labs Inc                           1,030       72,100
 *Pure World Inc                                    2,000        6,250
 *Rexall Sundown Inc                                3,068       31,639
 *Sangstat Medical Corporation                        721       21,450
 *Schein Pharmaceutical Inc                         1,450       17,581
 Schweitzer-Mauduit International Inc                 702        9,433
 *Scios Inc                                         1,716        7,186
 *Sepracor Inc                                      1,673      165,941
 *Serologicals Corporation                          1,087        6,522
 *Shire Pharmaceuticals
 Group PLC                                          1,570       45,735
 *SICOR Inc                                         3,963       30,713
 *Sonus Pharmaceuticals Inc                         2,186        5,465
 *Supergen Inc                                        951       27,936
 *Synaptic Pharmaceutical Corporation                 394        2,660
 *Texas Biotech Corporation                         1,257        9,977
 *Thermolase Corporation                            1,450        2,900
 *Titan Pharmaceuticals Inc                           587       11,153
 *Triangle Pharmaceuticals Inc                      1,676       21,474
 *Tristar Corporation                                 618        3,631
 *Tularik Inc                                       2,036       65,928
 *Twinlab Corporation                               1,306       10,366
 *United Therapeutics Inc                             700       32,200
 *VaxGen Inc                                          300        5,550
 *Vical Inc                                           583       17,454
 *Vion Pharmaceuticals Inc                            623        3,816
 *Viropharma Inc                                      623       23,051
 *VIVUS Inc                                         2,800        8,838
 *V.I. Technologies Inc                             1,752       12,045
 *Xoma Ltd                                          1,934        5,802
 *Zila Inc                                          3,802       11,168
 *Zonagen Inc                                         501        2,192
                                                          ------------
                                                             5,542,839
                                                          ------------
Real Estate--3.2%
 Acadia Realty Trust                                1,437        6,646
 Aegis Realty Inc                                     460        4,054
 Agree Realty Corporation                             294        4,190
 Alexandria Real Estate Equit                         662       21,060
 AMB Property Corporation                           4,242       84,575
 Ameresco Capital Trust                               369        3,137
 American Community Property Trust                    600        1,913
 American Indust Props REIT                         1,092       13,514
 American Mortgage Acceptance Corporation REIT        300        2,700
 American Residential Investment Trust Inc            560        3,850
 Amerivest Properties Inc                             700        3,128
 Amli Residential Properties Trust REIT               844       17,038
 Annaly Mortgage Management Inc                       766        6,703
 Anthracite Capital Inc                             1,137        7,248
 Apex Mortgage Capital Inc                            357        3,637
 Archstone Communities Trust                        6,711      137,576
 Arden Realty Group Inc                             3,192       64,040

December 31, 1999

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 Arizona Land Income Corporation Class A           500 $      2,250
 Asset Investor Corporation                        324        3,605
 Associated Estates Realty Corporation           1,233        9,633
 Atlantic Realty Trust Inc                         400        3,100
 Avalonbay Communities Inc                       3,156      108,290
 *Avatar Holdings                                  338        6,126
 Banyan Strategic Realty Trust                     797        4,782
 Bedford Property Investors                      1,013       17,284
 *BF Enterprises Inc                               200        1,400
 *Bluegreen Corporation                            880        4,400
 Boddie-Noell Properties Inc                       366        3,065
 Boston Properties Inc REIT                      3,342      104,020
 Boykin Lodging Company                            928       10,150
 Bradley Real Estate Inc                         1,266       22,076
 Brandywine Realty Trust                         2,200       36,025
 BRE Properties Inc                              2,177       49,391
 *BRT Realty Trust                                 500        4,000
 Burnham Pacific Properties Inc                  1,629       15,272
 CV REIT Inc                                       493        4,437
 Cabot Industrial Trust                          2,031       37,320
 *California Coastal Communities Inc               535        3,611
 Capital Alliance Income
 Trust Ltd                                         800        1,950
 Capital Automotive REIT                         1,100       13,406
 *Capital Trust Class A                          1,071        5,355
 Capstead Mortgage Corporation REIT              2,953       12,366
 Captec Net Lease Rlt                              550        4,125
 Carey Diversified LLC                           1,332       22,478
 CarrAmerica Realty Corporation REIT             3,310       69,924
 *Castle & Cooke Inc                               627        7,955
 *Catellus Development Corporation               5,476       70,161
 *Cb Richard Ellis Services                        942       11,657
 Cbl & Associates Properties                     1,282       26,441
 Cedar Income Fund Ltd                             600        3,450
 Center Trust Inc REIT                           1,351       13,088
 Centerpoint Properties Corporation              1,038       37,238
 Chastain Capital Corporation                      200           88
 Chateau Communities Inc                         1,447       37,532
 Chelsea Gca Realty Inc                            795       23,651
 Cherokee Inc                                      389        3,234
 Chicago Title Corporation                       1,078       49,858
 *Citadel Holding Corporation                    1,500        5,156
 Colonial Properties Trust                       1,165       27,013
 Commercial Assets Inc REIT                        663        2,901
 Commercial Net Lease Realty                     1,613       16,029
 Consolidated Tomoka Land Company--FL              235        2,996
 Cornerstone Properties Inc REIT                 6,347       92,825
 Cornerstone Realty Income Trust                 1,949       19,003
 Corporate Office Properties                     1,007        7,678
 Correctional Properties Trust                     462        5,660
 *CoStar Group Inc                                 523       18,763
 Cousins Properties Inc                          1,618       54,911
 Crescent Real Estate Equities Company REIT      6,213      114,164

-----------------------------------------------------------------

                                              Shares        Value
-----------------------------------------------------------------

 *Criimi Mae Inc                               1,840 $      2,645
 Cross Timbers Royalty Trust                     368        3,634
 Crown American Realty                         1,466        8,063
 *DBT Online Inc                                 826       20,134
 Developers Divers Realty Corporation          2,963       38,149
 Duke-Weeks Realty Corporation                 6,058      118,131
 *Dynex Capital Inc--REIT                      2,049       13,190
 Eastgroup Properties Inc                        829       15,337
 *Echelon International Corporation              246        5,658
 Eldertrust                                      527        3,228
 Entertainment Properties                        811       10,695
 Equity Inns Inc                               1,929       13,021
 Equity Office Properties Trust REIT          12,330      303,626
 Equity One Inc                                  677        7,066
 Equity Residential Properties Trust REIT      6,120      261,248
 Essex Property Trust Inc REIT                   944       32,096
 Federal Realty Investment Trust REIT          1,991       37,456
 FelCor Lodging Trust Inc                      3,337       58,398
 First Industrial Realty Trust                 1,897       52,049
 First Union Real Estate                       2,258       10,726
 First Washington Realty Trust                   515        9,624
 Forest City Enterprises Class A               1,541       43,148
 Franchise Finance Corporation of America      2,792       66,834
 Franklin Select Realty Trust                    748        5,143
 G & L Realty Corporation                        281        2,476
 Gables Residential Trust                      1,271       30,504
 General Growth Properties Inc                 2,606       72,968
 Getty Realty Corporation                        500        5,594
 Glenborough Realty Trust Inc                  1,619       21,654
 Glimcher Realty Trust                         1,260       16,223
 Golf Trust of America                           481        8,147
 Great Lakes REIT Inc                            819       11,773
 Grove Propert Trust                             503        6,665
 *Grubb And Ellis Company                      2,027        9,502
 Hanover Capital Mortgage Holdings Inc           600        2,100
 Health Care Property Investors Inc REIT       2,557       61,048
 Health Care Reit Inc                          1,454       21,992
 Healthcare Realty Trust                       1,986       31,031
 Hersha Hospitality Trust                        500        2,500
 Highwoods Properties Inc REIT                 3,059       71,122
 *HMG/Courtland Properties Inc                   700        3,325
 Home Properties of NY Inc                     1,054       28,919
 *Homeseekers.com Inc                            300        3,938
 *HomeStore.com Inc                            3,400      252,450
 *Horizon Group Properties Inc                   900        3,038
 Hospitalities Properties Trust                2,735       52,136
 HRPT Properties Trust REIT                    6,485       58,365
 Humphrey Hospitality
 Trust Inc                                       660        5,156
 Impac Commercial Holdings                       585        3,071
 Impac Mortgage Holdings Inc                   1,305        5,383
 Imperial Commercial Mortgage Investors        1,451       16,505
 Income Opportunity Realty Investors           1,000        5,500
 Innkeepers USA Trust                          1,829       14,975

December 31, 1999

----------------------------------------------------------------------------
MIP Extended Index Portfolio                             Shares        Value
----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------

 *Insignia Financial Group                                1,057 $      9,183
 Investors Real Estate Trust                              1,142        8,993
 Irt Property Company                                     1,687       13,180
 Jameson Inns Inc                                           641        4,527
 Jdn Realty Corporation                                   1,662       26,800
 *Jones Lang LaSalle Inc                                  1,526       18,121
 JP Realty Inc                                              889       13,891
 *Kennedy-Wilson Inc                                      1,098        8,784
 Keystone Property Trust REIT                               471        7,301
 Kilroy Realty Corporation REIT                           1,436       31,592
 Kimco Realty Corporation REIT                            2,982      101,015
 Koger Equity Inc                                         1,389       23,439
 Konover Property Trust Inc                               1,661       10,485
 Kranzco Realty Trust                                       688        6,063
 Lasalle Hotel Properties                                   861       10,063
 Laser Mortgage Mgmt Inc                                  1,181        4,798
 Lexington Corporationorate                                 934        8,581
 Liberte Investors Inc                                    1,206        4,146
 LNR Property Corporation                                 1,320       26,235
 LTC Properties Inc                                       1,445       12,192
 Macerich Company (The)                                   1,654       34,424
 Mack-Cali Realty Corporation REIT                        2,858       74,487
 Malan Realty Investors Inc                                 331        4,427
 Manufactured Home Communities                            1,268       30,828
 *Mays (JW) Inc                                             600        3,300
 Meditrust Corporation REIT                               6,943       38,187
 Meristar Hospitality Corporation                         2,369       37,904
 *Merry Land Properties Inc                                 600        3,150
 Mgi Properties Inc                                         815        4,279
 Mid Atlantic Realty Trust                                  820        8,251
 Mid-America Apartment Comm                                 942       21,313
 Mills Corporation                                        1,180       21,093
 Monmouth Real Estate Investment Corporation Class A        500        2,406
 National Golf Properties Inc                               660       13,035
 National Health Investors Inc                            1,295       19,263
 National Health Realty Inc                                 548        4,521
 Nationwide Health Properties                             2,267       31,171
 *New Mexico & Arizona Land                                 309        1,545
 New Plan Excel Realty Trust                              4,347       68,737
 *Nooney Realty Trust Inc                                   400        2,400
 *Novastar Financial Inc                                    663        2,072
 Omega Healthcare Investors Inc                           1,003       12,726
 One Liberty Properties Inc                                 200        2,625
 Pacific Gulf Properties Inc                                995       20,149
 Pan Pacific Retail Properties Inc                        1,046       17,063
 Parkway Properties Inc--Md                                 552       15,905
 Pennsylvania Real Estate                                   690       10,048
 Philips International Realty                               470        7,726
 Pittsburgh & West Virginia Railroad                        400        2,825
 PMC Commercial Trust--SBI                                  440        4,455
 Prentiss Properties Trust                                1,841       38,661
 Presidential Realty Corporation Class B                    400        2,750
 *Price Enterprises Inc                                     800        5,825

----------------------------------------------------------------

                                             Shares        Value
----------------------------------------------------------------

 Prime Group Realty Trust                       857 $     13,016
 Prime Retail Inc                             2,212       12,443
 Prison Realty Corporation REIT               5,778       29,251
 Prologis Trust                               7,876      151,607
 Ps Business Parks Inc--CA                    1,157       26,322
 Public Storage Inc REIT                      6,294      142,795
 Ramco-Gershenson Properties                    462        5,833
 Realty Income Corporation                    1,299       26,792
 Reckson Associates Realty Corporation        1,990       40,797
 Redwood Trust Inc                              517        6,463
 Regency Realty Corporation                   2,940       58,800
 Resource Asset Invt Trust                      375        4,055
 Rfs Hotel Investors Inc                      1,313       13,704
 Roberts Realty Investors Inc                   400        3,100
 Saul Centers Inc                               673        9,464
 *Saxton Inc                                  1,800        4,725
 *Security Capital Group Inc Class B          2,573       32,163
 Senior Housing Properties Trust REIT         1,318       16,393
 Shurgard Storage Centers                     1,479       34,294
 Simon Property Group Inc                     8,218      188,500
 Sizeler Property Investors Inc                 557        4,526
 Sl Green Realty Corporation                  1,271       27,644
 Smith Charles E Residential                    982       34,738
 Sovran Self Storage                            679       12,859
 Spieker Properties Inc REIT                  3,137      114,304
 Starwood Financial Inc                       3,970       67,242
 Starwood Hotels & Resorts Worldwide Inc      9,117      214,250
 Storage USA Inc                              1,440       43,560
 *Stratus Properties Inc                        639        2,676
 Summit Properties Inc                        1,437       25,686
 Sun Communities Inc                            863       27,778
 Tanger Factory Outlet Centers                  391        8,113
 Tarragon Realty Investors                      508        5,207
 Taubman Centers Inc                          2,667       28,670
 Thornbury Mortgage Asset Corporation         1,192        9,834
 Town & Country Trust                           781       14,009
 *Trammell Crow Company                       1,832       21,297
 Transcontinental Realty Inv                    838       10,580
 *United Capital Corporation                    690       12,851
 United Dominion Realty Trust Inc REIT        5,034       49,711
 United Investors Realty Trust                  624        3,861
 United Mobile Homes Inc                        522        4,307
 *United Park City Mines                        119        3,302
 Universal Health Realty Inc                    530        7,751
 Urban Shopping Centers                         875       23,734
 Urstadt Biddle Properties--Class A             400        3,075
 Urstadt Biddle Properties                      400        2,925
 USP Real Estate Investment Trust               700        3,981
 Vornado Realty Trust REIT                    4,168      135,460
 Walden Residential
 Properties Inc                               1,310       28,329
 Washington REIT                              1,796       26,940
 Weingarten Realty Investors REIT             1,293       50,346
 *Wellsford Real Properties                     738        6,273
 Western Properties Trust REIT                  934        8,931
 Westfield America Inc REIT                   3,581       44,091
 *Winfield Capital Corporation                  324       12,150
 Winston Hotels Inc                             901        7,321
                                                    ------------
                                                       6,429,430
                                                    ------------

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

Restaurants--0.4%
 *Advantica Restaurant
 Group Inc                                 1,775 $      3,106
 Applebee's International Inc              1,343       39,619
 *Ark Restaurants Corporation                800        6,900
 Avado Brands Inc                          1,261        5,320
 *Benihana Inc                               272        3,927
 *Boston Chicken Inc                       1,800          126
 *Brinker International Inc                3,233       77,592
 *Buca Inc                                   800        8,200
 *Buffetts Inc                             2,013       20,130
 CBRL Group Inc                            2,836       27,518
 *CEC Entertainment Inc                    1,609       45,655
 *Champps Entertainment Inc                  519        1,817
 *Chart House Enterprises Inc                526        2,334
 CKE Restaurants Inc                       2,317       13,612
 *Consolidated Products                    1,289       13,053
 *Country Star Restaurants Inc               700        4,113
 *Dave & Buster's Inc                        781        6,394
 *Diedrich Coffee Inc                        200          813
 *Einstein/Noah Bagel Corporation          1,000          406
 *ELXSI Corporation                          700        8,794
 *Flanigan's Enterprises Inc                 200          913
 *Friendly Ice Cream Corporation             433        1,921
 Frisch's Restaurants Inc                    268        2,362
 *Garden Fresh Restaurant Corporation        251        4,298
 *Ich Corporation                          1,000       11,000
 *Ihop Corporation                           882       14,718
 *Il Fornaio (America) Corporation           200        1,388
 *J Alexander's Corporation                2,700        8,438
 *Jack in the Box Inc                      1,751       36,224
 *Landry's Seafood Restaurants             1,119        9,721
 *Lone Star Steakhouse & Saloon            1,749       15,604
 Luby's Cafeteria Inc                      1,041       11,841
 *Mexican Restaurants Inc                    400        1,550
 *Morgan's Foods Inc                       2,500        6,563
 *Morton's Restaurant Group Inc              241        3,736
 *NPC International Inc                    1,093        8,607
 *O'Charleys Inc                             568        7,455
 *Outback Steakhouse Inc                   3,594       93,219
 *Panera Bread Company Class A               538        4,170
 *Papa John's International Inc            1,421       37,035
 *PF Changs China Bistro                     353        8,781
 Picadilly Cafetaries Inc                    388        1,552
 *PJ America Inc                             511        7,921
 *Planet Hollywood
 International Inc                         1,927          131
 *Prandium Inc                             5,900          856
 *Rainforest Cafe Inc                        912        3,620
 *Rare Hospitality
 International Inc                           445        9,630
 *Roadhouse Grill Inc                        400        1,650
 Ruby Tuesday Inc                          1,446       26,299
 *Ryans Family Steak House Inc             1,791       15,224
 *Santa Barbara Restaurant Group             568          888
 *Schlotzsky's Inc                           972        6,440
 *Shells Seafood Restaurant Inc            2,400        5,250
 *Shoneys Inc                                800        1,100

-------------------------------------------------------------------------

                                                      Shares        Value
-------------------------------------------------------------------------

 *Sonic Corporation                                      851 $     24,254
 *Star Buffet Inc                                      1,700        5,950
 *Taco Cabana Class A                                    502        4,079
 TCBY Enterprises Inc                                    852        3,248
 *The Cheesecake Factory                                 889       31,115
 *Uno Restaurant Corporation                             508        5,652
 *Vicorp Restaurants Inc                                 334        5,386
                                                             ------------
                                                                  739,218
                                                             ------------
Retailers--4.1%
 *1-800-FLOWERS.COM Inc                                1,000       10,688
 *99 Cents Only Stores                                 1,205       46,091
 *Abercrombie & Fitch Company                          5,420      144,646
 *AC Moore Arts & Crafts Inc                           2,000       11,625
 *Action Performance Companies Inc                       745        8,568
 Advanced Marketing Services                             311        8,844
 *Alexander's Inc                                        223       17,617
 *Amazon.com Inc                                      16,964    1,291,385
 *American Eagle Outfitters Inc                        2,270      102,150
 *Ames Department Stores Inc                           1,336       38,494
 *Anntaylor                                            1,547       53,275
 *Ashford.com Inc                                      2,100       23,100
 *Ashworth Inc                                           629        2,595
 *Barnes & Noble Inc                                   3,468       71,528
 *Bebe Stores Inc                                      1,124       30,348
 *Bell Microproducts Inc                                 395        4,345
 *Beyond.com Corporation                               1,723       13,461
 Big Dog Holdings Inc                                    541        3,753
 *BJ's Wholesale Club Inc                              3,772      137,678
 Blair Corporation                                       328        4,592
 Blockbuster Inc Class A                               1,800       24,075
 *Bluefly Inc                                            200        2,063
 *Boise Cascade Office Products Corporation            3,140       47,100
 *Bombay Company Inc                                   1,696        7,632
 *Books-A-Million Inc                                  1,043        8,670
 *Borders Group Inc                                    3,735       59,993
 *Bowlin Outdoor Advertising & Travel Centers Inc        200        1,050
 *Braun's Fashions Corporation                           450        9,450
 *Brookstone Inc                                         397        6,972
 Brown Shoe Company Inc                                  808       11,413
 Burlington Coat Factory Warehouse                     2,219       30,789
 *Cache Inc                                              400        2,600
 Casey's General Store Inc                             2,654       27,701
 Cash American
 Investments Inc                                       1,122       10,940
 *Catherines Stores Corporation                          325        6,825
 Cato Corporation Class A                              1,513       19,102
 *CD Warehouse Inc                                       400        1,300
 *CDW Computer Centers Inc                             2,122      166,842
 *Central Garden & Pet Company                         1,332       13,820
 *Charming Shoppes Inc                                 4,577       30,323
 *Chemdex Corporation                                  1,700      188,700
 *Chico's Fas Inc                                        408       15,351
 *Children's Place                                     1,111       18,262
 Claire's Stores Inc                                   2,572       57,549
 *Coldwater Creek Inc                                    475        9,738
 *Compucom Systems Inc                                 1,731        7,140
 *CompUSA Inc                                          4,200       21,525
 *Cost Plus Inc                                          883       31,457
 *Cost-U-Less Inc                                        400        1,600

December 31, 1999

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------

 *Creative Computers Inc                     455 $      3,327
 *Csk Auto Corporation                     1,342       23,485
 *Cyberian Outpost Inc                     1,009       10,027
 *Dallas Gold and Silver Exchange Inc        400        2,400
 *Damark International Inc Class A           284        4,473
 Deb Shops Inc                               584       10,804
 *Delia's Inc                                921        6,677
 *Discount Auto Parts Inc                    744       13,439
 *Dollar Tree Stores Inc                   3,046      147,541
 *Dress Barn Inc                           1,018       16,924
 *Drug Emporium Inc                          600        2,663
 *Drugstore.com Inc                        2,100       75,994
 *Duane Reade Inc                            759       20,920
 *Duckwall-Alco Stores Inc                   227        1,731
 *Egghead.com Inc                          1,687       27,308
 *Elder-Beerman Stores Corporation           779        3,992
 *Electronics Boutique Holdings              902       16,236
 Enesco Group Inc                            602        6,660
 Ezcorp Inc Class A                          498        2,023
 *Factory 2-U Stores Inc                     523       14,840
 Family Dollar Stores Inc                  9,104      148,509
 *Fashionmall.com Inc                        300        1,331
 Fastenal Company                          1,897       85,246
 *FFP Marketing Company Inc                  500        1,313
 *Filene's Basement Corporation              900          110
 *Finlay Enterprises Inc                     583        8,454
 *Fogdog Inc                               1,090       10,355
 *Footstar Inc                             1,097       33,459
 Fred's Inc                                  440        7,013
 *FreeMarkets Inc                          1,671      563,723
 Friedman's Inc                              739        5,543
 *Funco Inc                                  365        4,083
 *Gadzooks Inc                               697        6,839
 *Gart Sports Company                        343        2,101
 *GC Companies Inc                           284        7,349
 *Genesis Direct Inc                       1,193            6
 *Gerald Stevens Inc                       1,861       15,586
 *Globe Business Resources Inc               808       10,403
 *Good Guys Inc                              637        5,932
 *Goody's Family Clothing Inc              1,491        8,014
 *Gottschalks Inc                            463        3,444
 *Grow Biz International Inc                 226          904
 *Guitar Center Inc                        1,098       11,049
 *Gymboree Corporation                     1,091        6,137
 Hancock Fabrics Inc                         755        2,359
 *Handleman Company                        1,414       18,912
 *Harold's Store Inc                         800        3,000
 *Hastings Entertainment Inc                 526        2,597
 Haverty Furniture                         1,222       15,428
 *HEARx Ltd                                  300        1,388
 Heilig Meyers Company                     2,673        7,351
 *Hibbet Sporting Goods Inc                  336        5,712
 *Homebase Inc                             1,697        5,197
 *Horizon Pharmacies                         248          651
 *Hot Topic                                  432       10,044
 *iGo Corporation                          1,000        9,063
 *Inacom Corporation                       2,026       14,815
 *Intertan Inc                               769       20,090
 Intimate Brands Inc                      12,675      546,609
 J Baker Inc                                 729        4,374
 *Jacobson Stores Inc                        200        1,175

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Jo-Ann Stores                              1,102 $     12,398
 *Jos A Bank Clothiers Inc                     300          900
 *JumboSports Inc                            8,300           42
 *Just For Feet Inc                          1,594        1,993
 *J. Jill Group Inc                            454        1,873
 *Kenneth Cole Productions Class A             583       26,672
 *Land's End Inc                             1,552       53,932
 Lillian Vernon Coporation                     336        3,738
 *Linens 'N Things Inc                       1,942       57,532
 *Marinemax Inc                                653        6,204
 *Marvel Enterprises Inc                     1,433        7,882
 *Mazel Stores Inc                             408        3,774
 *MediaBay Inc                                 375        4,195
 *Michaels Stores Inc                        1,327       37,820
 *Micro Warehouse Inc                        1,662       30,747
 *Microage Inc                               1,143        4,001
 Midas Inc                                     755       16,516
 *MotherNature.com Inc                         632        4,622
 *Mothers Work Inc                             100        1,163
 *Movie Gallery Inc                            600        2,588
 *Msc Industrial Direct Company Class A      1,511       20,021
 *Multiple Zones
 International Inc                             682        4,902
 *Musicland Stores Corporation               1,701       14,352
 *National Record Mart Inc                     400        1,100
 *Natural Wonders Inc                          300          403
 *Noodle Kidoodle Inc                          339        1,610
 *North Face Inc                               560        2,275
 *Nyer Medical Group Inc                       200        1,275
 *Officemax Inc                              5,591       30,751
 *One Price Clothing Stores                    667        1,709
 *O'Reilly Automotive Inc                    2,504       53,836
 *Pacific Sunwear of California              1,511       48,163
 *Party City Corporation                       459          413
 *Paul Harris Stores                           682        1,876
 *Payless ShoeSource Inc                     1,804       84,788
 *Pc Connection Inc                            773       26,669
 *Perfumania Inc                               300        1,013
 *Petco Animal Supplies Inc                    977       14,533
 *Petsmart Inc                               5,606       32,235
 *Phar Mor Inc                                 547        1,504
 Pier 1 Imports Inc                          4,451       28,375
 *Piercing Pagoda Inc                          436        6,595
 *Priceline.com Inc                          7,322      346,880
 *Pricesmart Inc                               185        7,250
 *PurchasePro.com Inc                        1,500      206,250
 *RDO Equipment Company Class A                200        1,175
 *Real Goods Trading Corporation             2,500        9,844
 *Reeds Jewelers Inc                           300          900
 *Restoration Hardware Inc                     726        4,946
 *Rex Stores Corporation                       362       12,670
 Ross Stores Inc                             4,400       78,925
 *RoweCom Inc                                  500       22,688
 Ruddick Corporation                         2,487       38,549
 *Saks Inc                                   7,062      109,902
 *Samsonite Corporation                      1,022        5,940
 *School Specialty Inc                         752       11,374
 *Service Merchandise Company                3,000          255
 *Sharper Image Corporation                    519        6,585
 *Shoe Pavilion Inc                            400          875
 *Shop At Home Inc                           1,340       13,316
 *Shopko Stores Inc                          1,467       33,741

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *ShopNow.com Inc                            1,600 $     30,300
 *Skymall Inc                                  714        5,266
 *SmarterKids.com Inc                        1,000        7,250
 *Sound Advice Inc                             200        2,450
 *Specialty Catalog Corporation                300        1,219
 *Spiegel Inc Class A                        5,993       42,139
 *Sport Chalet Inc                             300        1,538
 *Stage Stores Inc                           1,584        3,663
 *Stamps.com Inc                             1,700       70,763
 *Stein Mart Inc                             2,029       11,540
 *Sterling Vision Inc                          666        4,496
 *Streamline.com Inc                         1,100        9,419
 *Streicher Mobile Fueling Inc                 200        1,375
 *StyleSite Marketing Inc                      108           54
 *Sunglass Hut Inc                           2,216       24,930
 *Syms Corporation                             761        3,805
 *Systemax Inc                               1,616       13,736
 *S&K Famous Brands Inc                        900        5,344
 Talbots Inc                                 1,604       71,579
 *Tech Data Corporation                      2,474       67,107
 *The Bon-Ton Stores                           506        1,866
 *The Boyds Collection Ltd                   2,600       18,038
 *The Buckle Inc                               982       14,546
 *The Finish Line                              948        5,155
 *The Maxim Group Inc                          844        4,537
 *The Men's Wearhouse Inc                    1,996       58,633
 *The Neiman Marcus Group Inc Class A        2,792       78,002
 *The Pantry Inc                               700        9,888
 *The Right Start                              800       16,800
 *The Sports Authority Inc                   1,673        3,346
 *The Sportsman's Guide Inc                    300          750
 *The Yankee Candle
 Company Inc                                 2,700       44,044
 Tiffany & Company                           3,538      315,767
 *Too Inc                                    1,300       22,425
 *Trans World Entertainment Corporation      2,564       26,922
 *Travis Boats & Motors Inc                    158        1,896
 *Tuesday Morning Corporation                1,900       35,031
 *Tweeter Home Entertainment                   664       23,572
 *Ubid Inc                                     719       19,046
 *Ultimate Electronics Inc                     400        9,900
 *United Retail Group Inc                      582        4,802
 *Urban Outfitters Inc                         753       21,931
 *USA Floral Products Inc                      547        1,350
 *USinternetworking Inc                      2,850      199,144
 *U.S. Office Products Company               1,949        6,091
 *Value America Inc                          2,100       10,631
 *Value City Dept Stores Inc                 1,444       21,841
 *Valuevision International Inc Class A      1,942      111,301
 *Venator Group Inc                          7,263       50,841
 *Vista Eyecare Inc                            780          804
 *West Marine Inc                              723        5,965
 *Wet Seal Inc Class A                         708        8,673
 *Whitehall Jewellers Inc                      455       16,778
 *Williams-Sonoma Inc                        2,888      132,848
 *Wilmar Industries Inc                        493        8,566
 *Wilsons The Leather Experts                  599       11,044
 *Zale Corporation                           1,804       87,269
 *Zany Brainy Inc                            1,200       12,300
                                                   ------------
                                                      8,261,268
                                                   ------------

-----------------------------------------------------------

                                        Shares        Value
-----------------------------------------------------------

Textiles, Clothing & Fabrics--0.7%
 *Bernard Chaus Inc                        800        1,900
 *Burlington Industries Inc              2,578       10,312
 *Candie's Inc                             770          602
 *Chemfab Corporation                      289        4,516
 *Chic By HIS Inc                        3,200        2,000
 Cintas Corporation                      5,630      299,094
 Collins & Aikman Corporation            3,000       17,250
 *Columbia Sportswear Company            1,229       26,424
 *Cone Mills Corporation                   937        4,217
 *Conso Products Company                 1,800       15,525
 *Converse Inc                             774        1,064
 Crown Crafts                              385        1,107
 Culp Inc                                  581        3,668
 *Cutter & Buck Inc                        304        4,598
 Decorator Industries Inc                  100          531
 Delta Woodside Industries                 891        1,671
 *Dixie Group Inc                          508        3,747
 Fab Industries Inc                        205        2,217
 *Florsheim Group                          500        1,406
 *Galey & Lord Inc                       2,429        4,706
 Garan Inc                                 189        5,410
 *Genesco                                1,199       15,587
 *Gerber Childrenswear Inc               1,474        7,370
 *Global Sports Inc                        939       11,796
 *Guess ? Inc                            1,919       41,738
 Guilford Mills                          1,039        7,533
 Haggar Corporation                        316        3,595
 *Hampshire Group                          900        7,988
 *Hampton Industries                     1,320        3,053
 *Hartmarx Corporation                   1,282        5,208
 *Innovo Group Inc                       1,000        1,125
 Interface Flooring Systems              2,343       13,472
 *Johnston Industries Inc                  800        1,350
 *Jones Apparel Group Inc                6,352      172,298
 *JPS Textile Group Inc                  2,700        9,113
 Justin Industries                       1,176       17,493
 K Swiss Inc Class A                       484        8,992
 *Kasper A.S.L. Ltd                        600        1,313
 Kellwood Company                        1,367       26,571
 Lacrosse Footwear Inc                     300        1,331
 *Lakeland Industries Inc                  200          813
 *Leslie Fay Company Inc                    45          276
 *Maxwell Shoe Company Inc Class A       1,224        9,792
 *McNaughton Apparel
 Group Inc                                 300        2,175
 *Mohawk Industries Inc                  3,065       80,839
 *Nautica Enterprises Inc                1,666       18,847
 OshKosh B'Gosh Class A                    812       17,103
 Oxford Industries Inc                     314        6,221
 Penn Engineering & Mfg Corporation        417        9,643
 *Perry Ellis International Inc          1,000       11,625
 Phillips-Van Heusen                     1,003        8,337
 Pillowtex                                 731        4,523
 *Polo Ralph Lauren Corporation          1,606       27,402
 Polymer Group Inc                       1,431       26,116
 *PremiumWear Inc                          200        1,100
 *Quaker Fabric Corporation                700        2,975
 *Quiksilver Inc                           969       15,020
 *R.G. Barry Corporation                 1,459 $      5,745
 *Rocky Shoes & Boots Inc                  100          763

December 31, 1999

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------

 *Saucony Inc Class B                          300 $      4,163
 Shaw Industries Inc                         6,795      104,898
 *Shoe Carnival Inc                            585        5,887
 *Sport-Haley Inc                              200          688
 *Starter Corporation                        3,200            3
 *Steven Madden Ltd                            501        9,550
 Stride Rite Corporation                     2,077       13,501
 Superior Surgical Manufacturing               989        8,901
 *Tag-It Pacific Inc                           500        2,813
 *Tandy Brands Accessories Inc                 700        9,713
 *Tarrant Apparel Group                        713        6,863
 *The Alpine Group                             696        8,961
 The First Years Inc                           384        3,192
 *The Sirena Apparel Group Inc                 300            0
 *Timberland Company                         1,026       54,250
 *Triarc Companies                           1,308       24,035
 *Tropical Sportswear International            349        5,628
 *Unifi Inc                                  2,932       36,100
 *Vans Inc                                     600        7,350
 Warnaco Group Inc                           2,768       34,081
 West Point Stevens Inc                      2,730       47,775
 Weyco Group                                   487       12,297
 Wolverine World Wide                        1,959       21,427
                                                   ------------
                                                      1,440,282
                                                   ------------
Transportation--1.2%
 *Aasche Transportation Services Inc           300          619
 *ABC-NACO Inc                                 731        6,031
 Air Express International Corporation       1,511       48,824
 Alexander & Baldwin Inc                     2,100       47,906
 *Allied Holdings Inc                          490        3,001
 *Amerco                                     1,011       25,275
 *American Classic Voyages Company             834       29,190
 *American Freightways Corporation           1,515       24,524
 Arctic Cat Inc                              1,016       10,160
 *Arkansas Best Corporation                  1,223       14,676
 Arnold Industries Inc                       1,124       15,806
 *Avis Rent A Car Inc                        1,500       38,344
 *Boyd Bros Transportation Inc                 300        1,950
 *Budget Group Inc                           1,609       14,582
 *Carey International Inc                      448       10,920
 *Celadon Group Inc                            445        2,559
 CH Robinson Worldwide Inc                   2,243       89,159
 Circle International Group Inc                766       17,044
 CNF Transportation Inc                      2,438       84,111
 *Commodore Holdings Ltd                       400        1,675
 *Consolidated Delivery & Logistics Inc        300        1,088
 *Consolidated Freightways Corporation       1,266       10,049
 *Covenant Transport Inc Class A               663       11,520
 *Dollar Thrifty Automotive Group            1,079       25,829
 Expeditors International
 Wash Inc                                    2,604      114,088
 Florida East Coast Industries Inc           1,823       76,110
 *Forward Air Corporation                      662       28,714
 *Friede Goldman Halter Inc                  1,824       12,654

-------------------------------------------------------------------

                                                Shares        Value
-------------------------------------------------------------------

 *Fritz Companies Inc                            1,622 $     17,031
 Frozen Food Express Industries                    616        2,387
 *Frp Properties Inc                               149        3,502
 GATX Corporation                                2,504       84,510
 *Genesee & Wyoming Inc Class A                    183        2,356
 Greenbrier Companies Inc                          525        4,528
 *Gulfmark Offshore Inc                            299        4,373
 *Heartland Express                              1,442       22,712
 *Hub Group Inc Class A                            358        7,160
 Hunt (J B) Transport Services                   1,592       22,039
 *Hvide Marine Inc                                 573           89
 *International Aircraft Investors               1,400        8,750
 Intl Shipholding Corporation                      846        9,835
 *Intrenet Inc                                     606        1,458
 Kenan Transport Company                           108        3,389
 *Kirby Corporation                              1,035       21,218
 *KLLM Transport Services Inc                      500        2,375
 *Landair Corporation                            1,000        5,000
 *Landstar System Inc                              464       19,865
 *Lynch Corporation                                 52        1,339
 *Lynch Interactive Corporation                     52        5,194
 *Marine Transport Corporation                     300          788
 Maritrans Inc                                     540        2,903
 *Marten Transport                                 300        3,863
 *Matlack Systems Inc                              394        1,281
 *Motor Cargo Industries Inc                       400        1,850
 *M.S. Carriers Inc                                548       13,084
 Oglebay Norton Company                            475       11,281
 *Old Dominion Freight Line                        506        5,440
 *OTR Express Inc                                  400          675
 Overseas Shipholding Group                      1,746       25,863
 *PAM Transportation Services                      673        7,193
 *Pierce Leahy Corporation                         761       32,913
 Pittston Brink's Group                          2,032       44,704
 Pittston BAX Group                                914        9,711
 Polaris Ind Partners LP Class A                 1,247       45,204
 Providence & Worcester Railroad Company           500        4,000
 *Railamerica Inc                                  357        3,057
 *Railtex Inc                                      939       16,785
 *Railworks Corporation                            555        5,411
 Roadway Express Inc                               965       20,868
 Rollins Truck Leasing Corporation               2,730       32,589
 Royal Caribbean Cruises Ltd                     9,118      449,631
 *Rural/Metro Corporation                          633        2,710
 *Simon Transportion
 Services Inc                                      500        2,938
 *Smithway Motor Xpress Corporation Class A        400        1,650
 *Swift Transportation
 Company Inc                                     3,341       58,885
 The Morgan Group Inc--Class A                     200        1,150
 Thor Industries                                   546       16,619
 Tidewater Inc                                   2,738       98,568
 *Todd Shipyards                                   600        4,725
 *Trailer Bridge Inc                               600          750
 *TransFinancial Holdings Inc                      200        1,025
 *Transit Group Inc                              1,056        3,234
 *Transport Corporation of America                 591        7,351
 *Trico Marine Services Inc                      1,251        8,835
 Trinity Industries Inc                          2,237       63,615
 United Parcel Service Inc Class B               1,600      110,400

December 31, 1999

----------------------------------------------------------------------
MIP Extended Index Portfolio                       Shares        Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------

 U.S. Freightways Corporation                       1,375 $     65,828
 *USA Truck Inc                                       547        4,308
 *U.S. Xpress Enterprises Class A                     682        5,030
 Viad Corporation                                   5,147      143,473
 Werner Enterprises Inc                             2,322       32,653
 Westinghouse Air Brake Company                     2,305       40,914
 *Willis Lease Finance Corporation                    368        2,369
 *Wisconsin Central Transportation Corporation      2,387       32,075
 *Xtra Corporation                                    687       29,283
 *Yellow Corporation                                1,148       19,301
                                                          ------------
                                                             2,512,301
                                                          ------------
Water Companies--0.2%
 American States Water Company                        330       11,880
 American Water Works Company                       4,809      102,191
 *Aqua Care Systems Inc                               800        1,250
 Aquarion Company                                     612       22,644
 *Azurix Corporation                                5,400       48,263
 California Water Service Group                       564       17,096
 Connecticut Water Service Inc                        467       14,944
 E-Town Corporation                                   376       23,406
 *Kaiser Ventures Inc                                 478        7,641
 Middlesex Water Company                              461       14,752
 Philadelphia Suburban Corporation                  2,012       41,623
 SJW Corporation                                      116       13,949
 Southwest Water Company                              282        4,230
 United Water Resources Inc                         2,177       74,426
                                                          ------------
                                                               398,295
                                                          ------------
TOTAL COMMON STOCKS (Cost $152,007,428)                    196,421,357
                                                          ------------

----------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------
Home Construction, Furnishings & Appliances--0.0%
 *O'Sullivan Industries Holdings                      686          350
                                                          ------------
TOTAL PREFERRED STOCKS
(Cost $480)                                                        350
                                                          ------------

--------------------------------------------------------------------------

                                                       Shares        Value

--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------
Automotive--0.0%
 Automatic Common Exchange Security Trust II (Cost
 $7,440)                                                  595 $      5,690
                                                              ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,440)                     5,690
                                                              ------------
--------------------------------------------------------------------------
RIGHTS--0.0%
--------------------------------------------------------------------------
Entertainment & Leisure--0.0%
 *Metro Goldwyn Mayer Inc. (Cost $0)                    2,211            0
                                                              ------------
TOTAL RIGHTS
(Cost $0)                                                                0
                                                              ------------
--------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------
Insurance--0.0%
 InterContinental Life Corporation                         94            0
                                                              ------------
Oil & Gas--0.0%
 *Magnum Hunter Resources Inc expires (07/01/2002)        267           50
                                                              ------------
TOTAL WARRANTS
(Cost $0).                                                              50
                                                              ------------
--------------------------------------------------------------------------
MUTUAL FUNDS--0.0%
--------------------------------------------------------------------------
Banking--0.0%
 Omega Financial Corporation                              401       11,629
                                                              ------------
Financial Services--0.0%
 Cohen and Steers Realty Income Fund                      300        1,950
                                                              ------------
Real Estate--0.0%
 American Realty Trust Inc                                581        9,877
                                                              ------------
TOTAL MUTUAL FUNDS (Cost $22,169)                                   23,456
                                                              ------------

December 31, 1999

-------------------------------------------
MIP Extended Index
Portfolio                     Face    Value
-------------------------------------------
SHORT TERM SECURITIES--3.1%
-------------------------------------------

Principal U.S. Treasury Bills--0.3%
+ U.S. Treasury Bill
 5.14% 03/23/00           $600,000 $593,240
                                   --------
U.S. Treasury Securities
(Cost $593,410)                     593,240
                                   --------

-----------------------------------
REPURCHASE
AGREEMENTS--2.8%
-----------------------------------

IBT Repurchase
 Agreement dated
 12/31/99 due
 01/03/00, with a
 maturity value of
 $5,600,110 and an
 effective yield of
 2.40%
 collateralized by
 Federal Home Loan
 Bank with a rate of
 6.45%, a maturity
 date of 11/15/05
 and a market value
 of $2,569,672,
 Federal Home Loan
 Mortgage
 Corporation** with
 a rate of 6.80%, a
 maturity date of
 05/15/09 and a
 market value of
 $3,198,062.             5,599,742
                      ------------
TOTAL REPURCHASE
AGREEMENTS
(Cost $5,599,742)        5,599,742
                      ------------
TOTAL SHORT TERM
SECURITIES
(Cost $6,193,152)        6,192,982
                      ------------
TOTAL INVESTMENTS--
100.1%
 **(Cost
 $158,230,669)         202,643,885
                      ------------
Other assets less
liabilities--(0.1%)       (187,334)
                      ------------
TOTAL NET ASSETS--
100.0%                $202,456,551
                      ============

Notes to the Schedule of Investments:
* Non-income producing security.
** The aggregate identified cost for federal income tax purposes is
   $158,259,734.
 Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:

   Unrealized appreciation      $ 61,068,175
   Unrealized depreciation      $(16,684,024)
                                ------------
   Net unrealized appreciation  $ 44,384,151
                                ============

+ This U.S. Treasury Bill is held in a segregated account in connection with Master Portfolio's Holdings of Russell 2000 Index and Mid Cap 400 Index Futures Contracts. See Note 1.

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

-----------------------------------
MIP U.S.
Equity
Index
Portfolio                    Value

-----------------------------------
MASTER INVESTMENT PORTFOLIOS--
 100.1%
-----------------------------------
MIP S&P 500 Index     $515,784,828
MIP Extended Index     167,496,360
                      ------------
TOTAL MASTER
 INVESTMENT
 PORTFOLIOS            683,281,188
                      ------------
TOTAL INVESTMENTS--
 100.1%                683,281,188
Other Assets Less
 Liabilities--(0.1%)       (65,549)
                      ------------
TOTAL NET ASSETS--
 100.0%               $683,215,639
                      ============

                See accompanying notes to financial statements.

Schedule of Investments

December 31, 1999

-------------------------------------------------------------------------------
MIP--International Index                                     Shares       Value

-------------------------------------------------------------------------------
COMMON STOCKS--92.5%
-------------------------------------------------------------------------------
Australia--2.1%
 Amcor Ltd                                                   13,309 $    62,094
 AMP Ltd                                                      9,143     100,635
 Brambles Industries Ltd                                      3,660     100,828
 Broken Hill Proprietary Co Ltd                              13,159     172,129
 Coca Cola Amatil Ltd                                        11,578      31,499
 Coles Myer Ltd                                              12,284      63,210
 Foster's Brewing Group Ltd                                  21,861      62,479
 Lend Lease Corp Ltd                                          4,064      56,719
 National Australia Bank Ltd                                  7,300     111,239
 News Corp Ltd                                               10,782     104,291
 Rio Tinto Ltd                                                4,769     102,055
 Telstra Corp Ltd                                            44,778     242,477
 Westpac Banking Corp Ltd                                    10,566      72,605
 WMC Ltd                                                     14,139      77,674
                                                                    -----------
                                                                      1,359,934
                                                                    -----------
Austria--0.2%
 Bank Austria Ag                                              1,209      68,188
 *Oesterreichische Elektrizitaetswirtschafts AG Class A         329      46,224
                                                                    -----------
                                                                        114,412
                                                                    -----------
Belgium--1.0%
 Colruyt Nv                                                     640      36,741
 Delhaize "le Lion" SA                                          868      65,391
 *Dolmen Computer Applications NV                                64       1,934
 Electrabel SA                                                  261      85,432
 Fortis Class B                                               4,239     152,927
 Groupe Bruxelles Lambert SA                                    472      95,075
 KBC Bancassurance Holding NV                                 1,573      84,757
 Petrofina SA                                                     1         393
 Solvay SA                                                      911      75,236
 *Suez Lyonnaise Des Eaux SA                                    275           3
 UCB SA                                                       1,324      57,406
                                                                    -----------
                                                                        655,295
                                                                    -----------
Denmark--0.8%
 A/S Dampskibsselskabet Svendborg Class B                        70     116,526
 Danisco A/S                                                    500      19,489
 Den Danske Bank Group                                          200      21,925
 D/S 1912 Class B                                                90     105,970
 Novo-Nordisk A/s Class B                                       500      66,316
 Tele Danmark A/S                                             1,500     111,451
 Unidanmark A/S                                                 600      42,225
                                                                    -----------
                                                                        483,902
                                                                    -----------
Finland--2.7%
 Nokia OYJ                                                    7,400   1,341,525
 Sonera Group OYJ                                             4,300     294,707
 UPM-Kymmene OYJ                                              2,100      84,601
                                                                    -----------
                                                                      1,720,833
                                                                    -----------
France--9.1%
 Accor SA                                                     1,545      74,644
 Air Liquide                                                    447      74,823
 Alcatel                                                      1,139     261,549
 Aventis SA                                                   4,882     283,706
 Axa UAP                                                      1,883     262,471
 Banque National de Paris                                     2,428     223,995

-------------------------------------------------------------------------------

                                                             Shares       Value

-------------------------------------------------------------------------------
 BIC SA                                                         966 $    43,956
 Bouygues SA                                                    216     137,271
 Canal Plus                                                     827     120,356
 Cap Gemini SA                                                  493     125,124
 Carrefour Supermarche SA                                     2,465     454,569
 Compagnie de Saint Gobain                                      491      92,325
 Compagnie Generale des Etablissements Michelin Class B       1,100      43,207
 Dassault Systemes SA                                           892      58,125
 Eridania Beghin-Say SA                                         290      31,193
 Essilor International SA                                       139      43,118
 Etablissements Economiques du Casino Guichard-
 Perrachon SA                                                   521      59,661
 France Telecom SA                                            5,961     788,276
 Groupe Danone                                                  289      68,110
 Lafarge SA                                                     642      74,746
 Lagardere S.C.A.                                               954      51,884
 L'OREAL                                                        329     263,922
 LVMH                                                           577     258,427
 Pernod Ricard                                                  690      39,472
 Pinault-Printemps-Redoute SA                                   601     158,588
 PSA Peugeot Citroen                                            370      83,994
 *Sanofi-Synthelabo SA                                        4,277     178,075
 Schneider SA                                                 1,017      79,842
 SEITA                                                          418      18,945
 Societe Generale Class A                                       617     143,546
 Sodexho Alliance SA                                            244      43,177
 Suez Lyonnaise des Eaux SA                                     951     152,386
 Thomson CSF                                                  1,059      34,973
 Total SA-Series B                                            4,324     577,027
 Usinor SA                                                    2,107      39,577
 Valeo SA                                                       578      44,591
 Vivendi                                                      3,078     277,916
                                                                    -----------
                                                                      5,767,567
                                                                    -----------
Germany--9.4%
 Adidas AG                                                      450      33,683
 AGIV AG                                                      1,200      21,634
 Allianz AG                                                   1,295     435,623
 BASF AG                                                      3,550     185,562
 Bayer AG                                                     3,950     187,773
 Beiersdorf AG                                                1,000      67,479
 Continental AG                                               1,650      33,153
 DaimlerChrysler AG                                           5,800     449,793
 Deutsche Bank AG-Reg                                         3,338     281,523
 Deutsche Lufthansa AG                                        2,520      59,643
 Deutsche Telekom AG                                         17,881   1,257,911
 Dresdner Bank AG                                             3,150     174,489
 Heidelberger Zement AG                                         550      42,653
 HypoVereinsbank                                              2,350     160,469
 Karstadt AG                                                    950      38,214
 Linde AG                                                     1,000      55,192
 MAN AG                                                       1,300      48,771
 Mannesmann AG                                                3,000     731,192
 Merck KGaA                                                   1,450      45,271
 Metro AG                                                     1,700      91,429
 Muenchener Rueckversicherungs-Gesellschaft AG                  995     253,535
 Preussag AG                                                  1,725      95,640
 RWE AG                                                       2,400      95,478
 SAP AG                                                         360     176,936
 Schering AG                                                    540      65,263
 Siemens AG                                                   3,550     454,074

December 31, 1999

----------------------------------------------------------
MIP--International Index                Shares       Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 Thyssen Krupp AG                        3,700 $   114,589
 Veba AG                                 2,500     122,117
 Viag AG                                 3,900      71,487
 Volkswagen AG                           1,950     109,529
                                               -----------
                                                 5,960,105
                                               -----------
Hong Kong--2.0%
 Cathay Pacific AirwaYS                 27,000      48,106
 Cheung Kong Ltd                        14,000     177,848
 CLP Holdings Ltd                       12,500      57,568
 Hang Seng Bank Ltd                     11,600     132,437
 Hong Kong Telecommunications Ltd       72,800     210,246
 Hong Kong & China Gas Co Ltd           34,600      47,402
 Hutchison Whampoa Ltd                  21,000     305,269
 New World Development Co Ltd           31,000      69,787
 Sun Hung Kai Properties Ltd            15,000     156,300
 Swire Pacific Ltd Class A              15,000      88,571
                                               -----------
                                                 1,293,534
                                               -----------
Italy--4.0%
 Alitalia SpA                           13,798      32,865
 Assicurazioni Generali .                5,917     195,465
 Banca Intesa SpA                       27,699     112,425
 Benetton Group SpA                     35,304      81,069
 Beni Stabili SpA                        6,022       2,123
 *Enel SpA                              42,894     179,713
 ENI SpA                                49,591     272,701
 Fiat SpA                                3,294      94,053
 Italgas SpA                             9,557      36,191
 Mediaset SpA                            9,818     152,674
 Mediobanca Banca SpA                    6,161      62,857
 Montedison SpA                         27,812      45,517
 *Olivetti SpA                          31,103      90,062
 Pirelli SpA                            20,465      56,166
 Riunione Adriatica Di Sicurta SpA       5,129      51,450
 San Paolo--IMI SpA                      6,772      92,008
 Telecom Italia Mobile SpA RNC          10,820      51,544
 Telecom Italia Mobile SpA              38,682     432,051
 Telecom Italia SpA RNC                  6,138      37,401
 Telecom Italia SpA                     21,848     308,059
 Unicredito Italiano SpA                25,945     127,517
                                               -----------
                                                 2,513,911
                                               -----------
Japan--25.5%
 Acom Co Ltd                               900      88,125
 Advantest Corp                            600     158,466
 AJjinomoto Co                           6,000      62,506
 Alps Electric Co Ltd                    2,000      30,500
 Asahi Bank Ltd                         18,000     110,927
 Asahi Breweries Ltd                     5,000      54,681
 Asahi Chemical Industry Co Ltd         13,000      66,762
 Asahi Glass Co Ltd                     11,000      85,113
 Bank of Tokyo--Mitsubishi Ltd          27,000     376,094
 Bridgestone Corp                        5,000     110,046
 Canon Inc                               6,000     238,286
 Central Japan Railway Co                    4      25,081
 Credit Saison Co Ltd                    1,600      27,859
 Dai Nippon Printing Co Ltd              5,000      79,722
 Daiichi Pharmaceutical Co Ltd           4,000      52,000
 Daiwa House Industry Co Ltd             6,000      44,605
 Daiwa Securities Co Ltd                 9,000     140,771
 Denso Corp                              6,000     143,206
 East Japan Railway Co                      23     123,966

--------------------------------------------------------------

                                            Shares       Value

--------------------------------------------------------------
 Eisai Co Ltd                                3,000 $    57,664
 Fanuc Ltd                                   1,600     203,619
 Fuji Bank Ltd                              21,000     203,981
 Fuji Photo Film                             3,000     109,459
 Fujitsu Ltd                                12,000     547,002
 Gunma Bank Ltd                              8,000      52,039
 Hitachi Ltd                                20,000     320,846
 Honda Motor Co Ltd                          6,000     223,027
 Hoya Corp                                   1,000      78,744
 Industrial Bank of Japan Ltd               17,000     163,797
 Itochu Corp                                11,000      54,769
 Ito--Yokado Co Ltd                          2,000     217,157
 Japan Airlines Co Ltd                      17,000      50,386
 Japan Tobacco Inc                               7      53,546
 Joyo Bank Ltd                              11,000      50,573
 JUSCO Co Ltd                                3,000      52,265
 Kansai Electric Power Co Inc                3,900      67,944
 Kao Corp                                    3,000      85,542
 *Kawasaki Steel Corp                       26,000      46,543
 Kinden Corp                                 6,000      46,073
 Kinki Nippon Railway Co Ltd                19,000      76,201
 Kirin Brewery Co Ltd                        7,000      73,609
 Komatsu Ltd                                11,000      50,573
 Kubota Corp                                17,000      65,020
 Kuraray Co Ltd                              7,000      70,869
 Kyocera Corp                                1,200     311,063
 Marui Co Ltd                                3,000      44,781
 Matsushita Electric Industrial Co Ltd      11,000     304,510
 Minebea Co Ltd                              5,000      85,738
 Mitsubishi Chemical Corp                   17,000      59,866
 Mitsubishi Corp                            11,000      84,897
 Mitsubishi Electric Corp                   17,000     109,752
 Mitsubishi Estate Co Ltd                    9,000      87,773
 Mitsubishi Heavy Industries Ltd            25,000      83,390
 Mitsubishi Trust & Banking Corp             9,000      79,233
 Mitsui Fudosan Co Ltd                       8,000      54,153
 Mitsui Marine & Fire Insurance Co Ltd      13,000      77,061
 Mitsui & Co Ltd                            10,000      69,940
 Murata Manufacturing Co Ltd                 2,000     469,529
 NEC Corp                                   10,000     238,188
 NGK Insulators Ltd                          7,000      51,971
 Nikon Corp                                  3,000      88,037
 Nintendo Co Ltd                               900     149,486
 Nippon Express Co Ltd                      12,000      66,322
 Nippon Meat Packers Inc                     3,000      38,883
 Nippon Mitsubishi Oil Corp                 18,000      79,232
 Nippon Paper Industries Co                  9,000      49,565
 Nippon Steel Corp                          43,000     100,530
 Nippon Telegraph & Telephone Corp             720   1,232,515
 Nippon Yusen Kabushiki Kaisha              17,000      69,510
 *Nissan Motor Co Ltd                       29,000     114,037
 Nomura Securities Co Ltd                   12,000     216,570
 Obayashi Corp                              10,000      47,246
 OJI Paper Co Ltd                            9,000      54,142
 Olympus Optical Co Ltd                      3,000      42,404
 Orix Corp                                     500     112,589
 Osaka Gas Co                               19,000      45,720
 Pioneer Electronic Corp                     2,000      52,822
 Rohm Co Ltd                                 1,000     410,838
 Sakura Bank Ltd                            26,000     150,563
 Sankyo Co Ltd                               3,000      61,626
 Sanyo Electric Co Ltd                      18,000      73,071
 Secom Co Ltd                                3,000     330,138

December 31, 1999

----------------------------------------------------------------
MIP--International Index                      Shares       Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 Sekisui Chemical Co Ltd                       8,000 $    35,450
 Sekisui House Ltd                             8,000      70,821
 Seventy Seven Bank Ltd                        6,000      62,858
 Sharp Corp                                    7,000     179,057
 Shimano Inc                                   2,200      38,736
 Shimizu Corp                                 12,000      39,676
 Shin-Etsu Chemical Co Ltd                     3,000     129,121
 Shiseido Co                                   4,000      58,300
 Shizuoka Bank Ltd                             6,000      61,508
 SMC Corp                                        500     110,584
 Softbank Corp                                   600     574,000
 Sony Corp                                     2,400     711,337
 Sumitomo Chemical Co Ltd                     13,000      61,039
 Sumitomo Corp                                 8,000      77,550
 Sumitomo Electric Industries                  6,000      69,314
 Sumitomo Marine & Fire Insurance Co Ltd       9,000      55,463
 *Sumitomo Metal Industries Ltd               43,000      32,388
 Taisho Pharmaceutical Co Ltd                  2,000      58,691
 Takeda Chemical Industries                    5,000     246,992
 Takefuji Corp                                   900     112,599
 Teijin Ltd                                   13,000      47,941
 The Sumitomo Bank Ltd                        18,000     246,326
 Tohoku Electric Power Co Inc                  3,500      52,039
 Tokai Bank Ltd                               15,000      94,493
 Tokio Marine & Fire Insurance Co Ltd         10,000     116,893
 Tokyo Electric Power Co Inc                   5,900     158,134
 Tokyo Electronics Ltd                         1,000     136,946
 Tokyo Gas Co                                 26,000      63,328
 Toppan Printing Co Ltd                        6,000      59,865
 Toray Industries Inc                         16,000      61,978
 Toshiba Corporation                          19,000     144,968
 Tostem Corp                                   2,000      35,899
 Toyo Seikan Kaisha Ltd                        3,000      43,432
 Toyota Motor Corp                            22,000   1,065,244
 Uni-Charm Corp                                1,200      69,138
 Uny Co Ltd                                    4,000      39,088
 Yamanouchi Pharmaceutical Co Ltd              2,000      69,843
 Yamato Transport Co Ltd                       3,000     116,209
                                                     -----------
                                                      16,244,903
                                                     -----------
Netherlands--5.3%
 ABN AMRO Holding NV                           8,062     201,367
 Aegon NV                                      3,776     364,708
 Akzo Nobel NV                                 1,998     100,212
 *ASM Lithography Holding NV                     921     102,313
 Elsevier NV                                   5,202      62,137
 Getronics NV                                  1,052      83,914
 Hagemeyer NV                                  1,315      30,448
 Heineken NV                                   1,873      91,339
 ING Groep NV                                  4,977     300,455
 Koninklijke Ahold NV                          3,356      99,338
 Koninklijke Philips Electonics NV             2,111     287,023
 KPN NV                                        3,016     294,340
 Royal Dutch Petroleum Co                     12,877     789,168
 STMicroelectronics                            1,793     275,929
 TNT Post Group NV                             3,479      99,685
 Unilever NV                                   2,845     157,135
 Wolters Kluwer NV                             1,869      63,248
                                                     -----------
                                                       3,402,759
                                                     -----------

-----------------------------------------------------------------------------

                                                           Shares       Value

-----------------------------------------------------------------------------
New Zealand--0.1%
 Telecom Corp of New Zealand Ltd                           19,400 $    91,229
                                                                  -----------
Norway--0.2%
 Norsk Hydro ASA                                            3,600     151,039
                                                                  -----------
Portugal--0.5%
 Banco Comercial Portugues SA Class R                       6,505      36,099
 Banco Espirito Santo e Comercial de Lisboa SA              1,927      54,148
 Brisa-Auto Estradas de Portugal SA                         2,566      19,693
 EDP-Electricidade de Portugal SA                           2,376      41,470
 Jeronimo Martins SGPS SA                                   1,587      40,598
 Portugal Telecom SA                                       10,730     117,686
                                                                  -----------
                                                                      309,694
                                                                  -----------
Singapore--1.0%
 City Developments Ltd                                     11,000      64,395
 DBS Group Holdings Ltd                                     8,652     141,819
 Oversea-Chinese Banking Corp Ltd                          10,350      95,079
 Singapore Airlines Ltd                                     8,000      90,783
 Singapore Press Holdings Ltd                               3,000      65,026
 Singapore Telecommunications Ltd                          35,000      72,289
 United Overseas Bank Ltd                                   9,392      82,896
                                                                  -----------
                                                                      612,287
                                                                  -----------
Spain--2.7%
 Acerinox SA                                                1,115      44,470
 ACS Actividades de Construccion y Servicios SA             1,622      38,471
 Argentaria Caja Postal y Banco Hipotecario de Espana
 SA                                                         3,057      71,830
 Autopistas Concesionaria Espanola SA                       4,519      43,920
 Banco Bilbao Vizcaya SA                                   10,894     155,143
 Banco Santander Central Hispano SA                        22,756     257,607
 *El Aguila SA                                              3,541      28,887
 Endesa SA                                                  4,743      94,153
 Fomento de Construcciones y Contratas SA                   2,015      40,994
 Gas Natural SDG SA                                         2,762      63,619
 Iberdrola SA                                               5,073      70,304
 Resol SA                                                   8,980     208,198
 Sociedad General de Aguas de Barcelona SA                  4,260      62,383
 Tabacalera SA Class A                                      3,278      46,880
 *Telefonica SA                                            18,830     470,323
 Union Electrica Fenosa SA                                  2,610      45,581
                                                                  -----------
                                                                    1,742,763
                                                                  -----------
Sweden--2.5%
 Atlas Copco AB Class A                                     1,371      40,561
 Electrolux AB Class B                                      2,300      57,899
 ForeningsSparbanken AB                                     3,250      47,789
 Hennes & Mauritz AB                                        4,900     164,275
 *NetCom AB Class B                                           800      56,276
 Sandvik AB Class A                                         1,690      52,980
 Securitas AB Class B                                       3,200      57,970
 Skandia Forsakrings AB                                     3,300      99,765
 Skandinaviska Enskilda Banken Class A                      4,600      46,536
 Skanska AB Class B                                         2,000      74,579

December 31, 1999

------------------------------------------------------------------------
MIP--International Index                              Shares       Value

------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
 Svenska Cellulosa AB Class B                          1,633 $    48,408
 Svenska Handelsbanken AB Class A                      3,900      49,089
 Telefonaktiebolaget LM Ericsson Class B              10,800     694,930
 Volvo AB Class A                                      1,300      32,878
 Volvo AB Class B                                      2,100      54,347
 WM-Data AB Class B                                      700      43,313
                                                             -----------
                                                               1,621,595
                                                             -----------
Switzerland--5.2%
 ABB Ltd                                               2,434     297,715
 Adecco SA                                               170     132,395
 Alusuisse Lonza Group AG                                130      95,855
 Credit Suisse Group                                   1,650     327,990
 Holderbank Financiere Glarus AG Class B                  50      68,459
 Nestle SA                                               200     366,411
 Novartis AG-Registered Shares                           390     572,679
 Roche Holding AG                                        400     474,815
 Roche Holding AG--Genusschein                            80     130,637
 Schweizerische Rueckversicherungs--Gesellschaft          85     174,623
 Swisscom AG                                             480     194,146
 UBS AG                                                1,240     334,883
 Zurich Allied AG                                        290     165,381
                                                             -----------
                                                               3,335,989
                                                             -----------
United Kingdom--18.1%
 Abbey National PLC                                    7,724     123,488
 Allied Zurich PLC                                    10,042     118,303
 Anglian Water PLC                                     5,648      51,533
 BAA PLC                                               8,191      57,541
 Barclay's PLC                                         8,798     253,186
 Bass PLC                                              9,707     120,783
 BG Group PLC                                         19,772     127,722
 Blue Circle Industries PLC                           10,660      61,930
 BOC Group PLC                                         4,460      95,793
 Boots Co PLC                                          6,439      62,599
 BP Amoco PLC                                        113,914   1,145,155
 British Aerospace PLC                                18,426     122,000
 British Airways PLC                                   9,194      59,983
 British American Tobacco PLC                         17,520      99,521
 British Land Co PLC                                   6,198      41,038
 British Sky Broadcasting Group PLC                   10,938     176,021
 British Telecommunications PLC                       37,544     917,335
 Cadbury Schweppes PLC                                13,078      78,989
 Carlton Communications PLC                            9,082      88,440
 Centrica PLC                                         30,100      85,309
 CGU PLC                                               8,141     131,141
 Compass Group PLC                                     6,377      87,535
 Corus Group PLC                                      26,119      67,909
 Diageo PLC                                           18,870     151,756
 EMI Group PLC                                         8,265      81,085
 GKN PLC                                               5,759      90,678
 Glaxo Wellcome PLC                                   19,968     564,314
 Granada Group PLC                                    14,395     145,873
 Great Universal Stores PLC                            8,221      48,060
 Halifax PLC                                          13,330     147,780
 Hanson PLC                                            6,654      55,770
 Hays PLC                                              8,301     132,177

----------------------------------------------------------------
                                             Shares/
                                           Principal       Value

----------------------------------------------------------------
 HSBC Holdings PLC                            48,440 $   675,094
 Imperial Chemical Industries PLC              6,385      67,590
 Invensys PLC                                 23,986     130,537
 J Sainsbury PLC                              11,853      66,852
 Kingfisher PLC                                9,816     108,903
 Ladbroke Group PLC                           20,628      66,043
 Land Securities PLC                           4,622      51,801
 Legal & General Group PLC                    32,566      88,615
 Lloyds TSB Group PLC                         30,051     375,863
 Marconi PLC                                  15,732     278,320
 Marks & Spencer PLC                          18,614      88,601
 Misys PLC                                     4,973      77,499
 National Grid Group PLC                      10,120      76,975
 National Power PLC                            9,202      53,274
 Pearson PLC                                   4,195     135,762
 Peninsular & Orient Steam Navigation Co       6,331     105,614
 Provident Financial PLC                       4,229      47,806
 Prudential Corp PLC                          11,393     224,464
 Railtrack Group PLC                           3,840      64,493
 Rank Group PLC                               15,380      48,681
 Reed International PLC                        9,067      67,867
 Rentokil Initial PLC                         20,364      74,241
 Reuters Group PLC                             9,327     127,954
 Rio Tinto PLC                                 7,207     173,998
 Royal Bank of Scotland Group PLC              6,640     117,738
 Schroders PLC                                 2,406      48,413
 Scottish Power PLC                           11,125      84,260
 SmithKline Beecham PLC                       31,894     406,897
 Smiths Industries PLC                         4,815      71,926
 Stagecoach Holdings PLC                      18,678      48,111
 Tate & Lyle PLC                               7,013      45,075
 Tesco PLC                                    41,688     126,736
 Thames Water PLC                              4,284      53,409
 TI Group PLC                                  6,991      53,627
 Unilever PLC                                 15,447     113,627
 United Utilities PLC                          5,728      59,525
 Vodafone Group PLC ADR                      178,222     882,858
 Williams PLC                                  7,599      34,575
 Wolseley PLC                                  7,514      57,608
 Zeneca Group PLC                             10,326     428,229
                                                     -----------
                                                      11,500,208
                                                     -----------
TOTAL COMMON STOCKS
(Cost $47,268,940)                                    58,881,959
                                                     -----------
----------------------------------------------------------------
PREFERRED STOCKS--0.4%
----------------------------------------------------------------
Australia--0.2%
 News Corp Ltd                                11,310      96,527
                                                     -----------
Germany--0.2%
 SAP AG--Vorzug                                  250     150,821
 Volkswagen AG                                   915      28,798
                                                     -----------
                                                         179,619
                                                     -----------
TOTAL PREFERRED STOCKS
(Cost $212,678)                                          276,146
                                                     -----------
----------------------------------------------------------------
CORPORATE BONDS--0.0%
----------------------------------------------------------------
United Kingdom--0.0%
 BG Transco Holdings PLC
 7.00%, 12/16/24                         $     2,000          31
 BG Transco Holdings PLC
 7.06%, 12/14/09                               2,000          33

December 31, 1999

--------------------------------------------------
                               Shares/
MIP--International Index     Principal       Value

--------------------------------------------------
CORPORATE BONDS--(Continued)
--------------------------------------------------
 BG Transco Holdings PLC
 4.19%, 12/14/22           $     2,000 $        32
 *British Aerospace PLC
 7.45%, 11/30/03                 2,039          34
                                       -----------
TOTAL CORPORATE BONDS
(Cost $0)                                      130
                                       -----------
--------------------------------------------------
SHORT TERM INSTRUMENTS--6.4%
--------------------------------------------------
U.S. Treasury Bills--6.4%
+U.S. Treasury Bill
 5.07% 01/27/2000          $ 4,116,000   4,100,676
                                       -----------
TOTAL SHORT TERM INSTRUMENTS
(Cost $4,101,067)                        4,100,676
                                       -----------
TOTAL INVESTMENT--99.4%
**(Cost $51,582,685)                    63,258,911
Other assets less liabilities--0.6%        363,742
                                       -----------
TOTAL NET ASSETS--100.0%               $63,622,653
                                       ===========

Notes to the Schedule of Investments:
ADR American Depositary Receipt
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $51,693,321. Unrealized appreciation and depreciation, based on identified tax cost at December 31, 1999 are as follows:


     Unrealized appreciation       $13,869,666
     Unrealized depreciation      $(2,304,076)
                                  ------------
     Net unrealized appreciation   $11,565,590
                                  ============

+ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio Holdings of CAC 40 Index, Dax Index, FTSE 100 Index, OMX Index and Nikkei 300 Index Futures Contracts. See Note 1.

                See accompanying notes to financial statements.

                          Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond Index Master Portfolio, S&P 500 Index Master Portfolio, Extended Index Master Portfolio, U.S. Equity Master Portfolio, and International Index Master Portfolio (five portfolios of Master Investment Portfolio), as of December 31, 1999, and the related statements of operations for the ten-month period then ended and for the year ended February 28, 1999 for Bond Index Master Portfolio and S&P 500 Index Master Portfolio, the period from March 1, 1999 (commencement of operations) to December 31, 1999 for Extended Index Master Portfolio and U.S. Equity Master Portfolio, and the period from October 1, 1999 to December 31, 1999 for International Index Master Portfolio and the statements of changes in net assets for the ten-month period then ended and for each of the years in the two-year period ended February 28, 1999 for Bond Index Master Portfolio and S&P 500 Index Master Portfolio, the period from March 1, 1999 to December 31, 1999 for Extended Index Master Portfolio and U.S. Equity Master Portfolio, and the period from October 1, 1999 to December 31, 1999 for International Index Master Portfolio. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Master Investment Portfolio as of December 31, 1999, the results of their operations and the changes in their net assets for the periods indicated above in conformity with generally accepted accounting principles.

                              /s/ KPMG LLP
San Francisco, California
February 11, 2000

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